      As filed with the Securities and Exchange Commission on June 18, 1997
                     Registration Nos. 2-95973 and 811-4236

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-lA

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                      POST-EFFECTIVE AMENDMENT NO. 42                 [X]

                                       and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     [X]
                                     OF 1940

                                AMENDMENT NO. 43                      [X]

                                THE ONE GROUP(R)
               (Exact Name of Registrant as Specified in Charter)

                              1111 POLARIS PARKWAY
                                 P.O. BOX 710211
                            COLUMBUS, OHIO 43271-0211
                    (Address of Principal Executive Offices)

                                 (800) 480-4111
                         (Registrant's Telephone Number)

                                 GEORGE MARTINEZ
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                     (Name and Address of Agent for Service)

                                   Copies To:

Alan G. Priest, Esquire                        Michael V. Wible, Esquire
Ropes & Gray                                   Banc One Corporation
One Franklin Square                            100 East Broad Street, 18th Fl.
1301 K Street, N.W., Suite 800E                Columbus, Ohio  43271
Washington, D.C.  20005

It is proposed that this filing will become effective (check appropriate box)

           X       Immediately upon filing pursuant to paragraph(b)
          ---
                   on (date) pursuant to paragraph(b)
          ---

                   60 days after filing pursuant to paragraph(a)(1)
          ---

                   on (DATE) pursuant to paragraph (a)(1)
          ---
                   75 days after filing pursuant to paragraph (a)(2)
          ---
          ---      on (DATE) pursuant to paragraph (a)(2)
                   of Rule 485.

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Section (a) (1) of Rule 24f-2. Rule 24f-2 Notice for the Registrant's fiscal year ending June 30, 1996 was filed on August 28, 1996.

THE ONE GROUP(R)

CROSS REFERENCE SHEET FOR EACH OFFERED PROSPECTUS
-------------------------------------------------


Form N-1A Part A Item                              Prospectus Caption
---------------------                              ------------------

1.  Cover Page  . . . . . . . . . . . . . . . .    Cover Page

2.  Synopsis  . . . . . . . . . . . . . . . . .    Expense Summary

3.  Financial Highlights  . . . . . . . . . . .    Financial Highlights

4.  General Description                            Investment Objectives and
      of Registrant  . . . . . . . . . . . . .     Permissible Investments; Additional
                                                   Investment Information; Other
                                                   Information; How To Do Business with
                                                   The One Group(R); Other Investment
                                                   Policies; Description of Permitted
                                                   Investments

5.  Management of the Fund  .  . . . . . . . .     Management of the Funds; The
                                                   Advisor; The Fund Managers, The
                                                   Administrator; The Distributor;
                                                   Other Information

6.  Capital Stock and Other                        Investment Objectives and Permissible
      Securities . . . . . . . . . . . . . . .     Investments; How to Do Business
                                                   with The One Group(R); Other
                                                   Information

7.  Purchase of Securities                         How To Do Business with
      Being Offered  . . . . . . . . . . . . .     The One Group(R)

8.  Redemption or Repurchase . . . . . . . . .     How To Do Business with
                                                   The One Group(R)

9.  Pending Legal Proceedings . . . . . . . . .    Inapplicable

                                     PART A

           The One Group(R) U.S. Treasury Securities Money Market Fund
                    The One Group(R) Prime Money Market Fund
                  The One Group(R) Municipal Money Market Fund
                The One Group(R) Ohio Municipal Money Market Fund
                       The One Group(R) Income Equity Fund
                     The One Group(R) Disciplined Value Fund
                   The One Group(R) Growth Opportunities Fund
                       The One Group(R) Equity Index Fund
                The One Group(R) International Equity Index Fund
                    The One Group(R) Large Company Value Fund
                   The One Group(R) Large Company Growth Fund
                     The One Group(R) Asset Allocation Fund
                    The One Group(R) Texas Tax-Free Bond Fund
                   he One Group(R) Treasury Money Market Fund
                The One Group(R) Treasury Only Money Market Fund
                  The One Group(R) Government Money Market Fund
                  The One Group(R) Tax-Exempt Money Market Fund
             The One Group(R) Institutional Prime Money Market Fund
                      The One Group(R) Investor Growth Fund
                 The One Group(R) Investor Growth & Income Fund

               The One Group(R) Investor Conservative Growth Fund

                     The One Group(R) Investor Balanced Fund
                The One Group(R) Investor Aggressive Growth Fund
                   The One Group(R) Investor Fixed Income Fund

                       The One Group(R) Income Bond Fund
                 The One Group(R) Limited Volatility Bond Fund
                    The One Group(R) Intermediate Bond Fund
                     The One Group(R) Government Bond Fund
                  The One Group(R) Ultra Short-Term Bond Fund
                       The One Group(R) Value Growth Fund
                    The One Group(R) Gulf South Growth Fund
                          The One Group(R) Income Fund


The information required by Items 1 through 9 for the above-referenced Funds of The One Group(R) (the "Registrant") is hereby incorporated by reference to the Prospectuses for these Funds filed with the Securities and Exchange Commission under Rule 497(c) on November 5, 1996.

                                THE ONE GROUP(R)
                             FAMILY OF MUTUAL FUNDS

                                November 1, 1996

                    THE ONE GROUP(R) TREASURY & AGENCY FUND

This Prospectus describes The One Group(R) Treasury & Agency Fund (the "Fund") which seeks a high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. The Fund is a series of The One Group(R) (the "Trust"). Banc One Investment Advisors Corporation ("Banc One Advisors") serves as investment advisor to the Fund. Banc One Advisors currently manages more than $39 billion in assets.

The following three classes of shares are available to investors:

Class A and Class B shares are offered to the general public.

Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

The Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. This Prospectus contains information about the Trust and the Fund that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference. A Statement of Additional Information dated November 1, 1996 has been filed with the SEC and is available without charge by calling (800) 480-4111 or writing to the Distributor, The One Group(R) Services Company, at 3435 Stelzer Road, Columbus, Ohio 43219. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   PROSPECTUS

TABLE OF CONTENTS

SUMMARY................................................................................     3
ABOUT THE FUND.........................................................................     4
  Expense Summary......................................................................     4
  The Fund.............................................................................     6
  Investment Objective and Permissible Investments.....................................     6
  Risk Factors.........................................................................     6
HOW TO DO BUSINESS WITH THE ONE GROUP(R)...............................................     7
  How to Invest in The One Group.......................................................     7
  Alternative Sales Arrangements.......................................................    10
  Exchanges............................................................................    12
  Redemptions..........................................................................    13
FUND MANAGEMENT........................................................................    14
  The Trustees.........................................................................    14
  The Advisor..........................................................................    14
  The Fund Managers....................................................................    14
  The Distributor......................................................................    15
  The Administrator....................................................................    15
  The Transfer Agent and Custodian.....................................................    16
  Counsel and Independent Accountants..................................................    16
OTHER INFORMATION......................................................................    16
  The Trust............................................................................    16
  Other Investment Policies............................................................    17
  Description of Permitted Investments.................................................    18
  Description of Ratings...............................................................    20
  Performance..........................................................................    20
  Taxes................................................................................    21

PROSPECTUS

SUMMARY

The Trust is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about the various classes of shares of the Fund.

WHAT IS THE INVESTMENT OBJECTIVE? The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes. A more detailed discussion of the Fund's investment objectives and policies can be found in this Prospectus under the heading "Investment Objectives and Permissible Investments."

WHAT ARE THE PERMITTED INVESTMENTS? The Fund will normally invest at least 65% of its total assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and securities issued or guaranteed by U.S. Government agencies or instrumentalities. The Fund's assets may be invested in securities of other government-only investment companies, (including The One Group(R)), government mortgage-backed securities and government adjustable rate mortgage loans. The Fund's investments are subject to market and interest rate fluctuations, which may affect the value of the Fund's shares. The securities in which the Fund may invest are described in more detail in "Description of Permitted Investments."

WHO IS THE ADVISOR? Banc One Investment Advisors Corporation ("Banc One Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Trust. Banc One Advisors is entitled to a fee for advisory services provided to the Trust. Banc One Advisors may voluntarily agree to waive a part of its fees. A more detailed discussion regarding Banc One Advisors, its services and compensation can be found in the Prospectus under the headings "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group(R) Services Company serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Advisors serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Advisors receives a fee paid by the Administrator. Additional information regarding the Administrator can be found in this Prospectus under the headings "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust, for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group(R) Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares. No compensation is paid to the Distributor for the distribution services for the Fiduciary Class shares of the Fund. The activities of the Distributor are discussed under the heading "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Fund may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). Purchase and redemption procedures are explained in greater detail in "How to Invest in The One Group(R)" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the Fund's net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of periodic dividends to Shareholders of the Fund on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. For a more detailed discussion of dividends, see "Dividends."

                                                                      PROSPECTUS

ABOUT THE FUND

EXPENSE SUMMARY -- THE ONE GROUP(R) TREASURY & AGENCY FUND

                                                                                                FIDUCIARY
                                                                        CLASS A     CLASS B       CLASS
-----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases(2)
  (as a percentage of offering price)................................     3.00%        none         none
Maximum Contingent Deferred Sales Charge (as a percentage of original
  purchase price or redemption proceeds, as applicable)..............      none       3.00%         none
Redemption Fees......................................................      none        none         none
Exchange Fees........................................................      none        none         none
ANNUAL OPERATING EXPENSES
  (as a percentage of average daily net assets)
Investment Advisory Fees (after fee waivers)(3)......................      .30%        .30%         .30%
12b-1 Fees (after fee waivers)(4)....................................      .25%        .75%         none
Other Expenses(5)....................................................      .15%        .15%         .15%
Total Operating Expenses(6)..........................................      .70%       1.20%         .45%
-----------------------------------------------------------------------------------------------------------

(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .40% for all classes of shares.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares and 1.00% for Class B shares. There are no 12b-1 fees charged to Fiduciary Class shares. See "The Distributor."

(5) Other Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent this voluntary reduction, Other Expenses would be .29% for all classes of shares.

(6) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.04% for Class A shares, 1.69% for Class B shares, and .69% for Fiduciary Class shares.

PROSPECTUS

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A and Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge for Class A shares; (2) 5% annual return; and (3) redemption at the end of each time period.

--------------------------------------------------------------------------------

                                                                                    1 YEAR       3 YEARS
---------------------------------------------------------------------------------------------------------
Class A                                                                              $ 37          $ 52
Fiduciary Class                                                                      $  5          $ 14

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------

                                                                                    1 YEAR       3 YEARS
---------------------------------------------------------------------------------------------------------
Class A                                                                              $ 40          $ 62
Fiduciary Class                                                                      $  7          $ 22

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

--------------------------------------------------------------------------------

                                                                                    1 YEAR       3 YEARS
---------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period                                      $ 42          $ 58
Assuming no redemption                                                               $ 12          $ 38

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

--------------------------------------------------------------------------------

                                                                                    1 YEAR       3 YEARS
---------------------------------------------------------------------------------------------------------
Assuming a complete redemption at end of period                                      $ 47          $ 73
Assuming no redemption                                                               $ 17          $ 53

These tables are designed to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The rules of the SEC require that the maximum sales charge be reflected in the above table. However, investors of the Fund ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group(R)." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

                                                                      PROSPECTUS

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights


                                                   TREASURY & AGENCY FUND
                                                       -------------
                                                         CLASS A
                                                       -------------
                                                        JANUARY 20,
                                                          1997 TO
                                                         MARCH 31,
                                                         1997 (A)
                                                       -------------
                                                        (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                      $   10.00
                                                         ---------
Investment Activities
      Net investment income                                   0.13
      Net realized and unrealized gains (losses)
         from investments                                    (0.14)
                                                         ---------
         Total from Investment Activities                    (0.01)
                                                         ---------
Distributions
      Net investment income                                  (0.13)
                                                         ---------
         Total Distributions                                 (0.13)
                                                         ---------
NET ASSET VALUE,
END OF PERIOD                                            $    9.86
                                                         =========

Total Return (Excludes Sales Charge)                         -0.11%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $        -(c)
Ratio of expenses to
      average net assets                                     0.70%(d)
Ratio of net investment income
      to average net assets                                  6.23%(d)
Ratio of expenses to
      average net assets *                                   1.14%(d)
Ratio of net investment income
      to average net assets *                                5.79%(d)

Portfolio Turnover (e)                                      35.57%

------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencment of operations.
(b)   Not annualized.
(c)   Amount is less than 1,000.
(d)   Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                  TREASURY & AGENCY FUND
                                                         ---------
                                                          CLASS B
                                                         ---------
                                                        JANUARY 20,
                                                          1997 TO
                                                          MARCH 31,
                                                          1997 (A)
                                                         ---------
                                                       (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                     $   10.00
                                                           --------
Investment Activities
      Net investment income                                  0.12
      Net realized and unrealized gains (losses)
         from investments                                   (0.14)
                                                           --------
         Total from Investment Activities                   (0.02)
                                                           --------
Distributions
      Net investment income                                 (0.12)
      In excess of net investment income
      Net realized gains                                       --
                                                           --------
         Total Distributions                                (0.12)
                                                           --------
NET ASSET VALUE,
END OF PERIOD                                           $    9.86
                                                           ========

Total Return (Excludes Redemption Charge)                   -0.17%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                       $        -(c)
Ratio of expenses to
      average net assets                                     1.20%(d)
Ratio of net investment income
      to average net assets                                  5.73%(d)
Ratio of expenses to
      average net assets *                                   1.79%(d)
Ratio of net investment income
      to average net assets *                                5.14%(d)

Portfolio Turnover (e)                                      35.57%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencment of operations.
(b)   Not annualized.
(c)   Amount is less than 1,000.
(d)   Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                   TREASURY & AGENCY FUND
                                                          ---------
                                                          FIDUCIARY
                                                          ---------
                                                         JANUARY 20,
                                                           1997 TO
                                                          MARCH 31,
                                                           1997 (A)
                                                          ---------
                                                         (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                  $       10.00
                                                     -------------
Investment Activities
      Net investment income                                   0.12
      Net realized and unrealized gains (losses)
         from investments                                    (0.13)
                                                     -------------
         Total from Investment Activities                    (0.01)
Distributions
      Net investment income                                  (0.12)
                                                     -------------
         Total Distributions                                 (0.12)
                                                     -------------
NET ASSET VALUE,
END OF PERIOD                                        $        9.87
                                                     =============

Total Return                                                 -0.06%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                    $  112,228
Ratio of expenses to
      average net assets                                      0.45%(c)
Ratio of net investment income
      to average net assets                                   6.48%(c)
Ratio of expenses to
      average net assets *                                    0.79%(c)
Ratio of net investment income
      to average net assets *                                 6.14%(c)

Portfolio Turnover (d)                                       35.57%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencment of operations.
(b)   Not annualized.
(c)   Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

THE FUND

The Fund is part of the Trust, which is an open-end management investment company that offers shares in 40 separate funds, most of which offer three classes of shares. This Prospectus relates to Class A, Class B and Fiduciary Class shares of the Fund, which provide for variations in distribution costs, voting rights, dividends and per share net asset value. Except for these differences among classes, each share of the Fund represents an undivided, proportionate interest in the Fund. The Fund is a diversified mutual fund. Information regarding the Trust's 39 other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by calling 1-800-480-4111.

INVESTMENT OBJECTIVE AND PERMISSIBLE INVESTMENTS

The investment objective of the Fund is "fundamental" and may not be changed without a Shareholder vote. For additional information on Shareholder voting, see the sections of this Prospectus entitled "Other Information -- Voting Rights" and "Investment Limitations." Unless expressly deemed to be fundamental, the investment policies of the Fund are non-fundamental and may be changed without a Shareholder vote. You will be notified if a material change is made in a non-fundamental policy. There is no assurance that the Fund will meet its investment objective.

Below is a description of the Fund's investment objective and policies, as well as a summary of the types of securities in which the Fund will invest. For additional information concerning the Fund's investments, see "Description of Permitted Investments." The risks associated with investment in the Fund and with certain investment techniques used by the Fund can be found in the sections entitled "Risk Factors" and "Description of Permitted Investments."

The Fund seeks a high level of current income by investing in U.S. Treasury and other U.S. Agency obligations with a primary, but not exclusive, focus on issues that produce income exempt from state income taxes.

The Fund will normally invest at least 65% of its total assets in U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Treasury, and securities issued or guaranteed by U.S. Government agencies or instrumentalities. The Fund's assets may be invested in U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), and securities of other government-only investment companies, (including The One Group(R)). The Fund may also invest in government mortgage-backed securities and government adjustable rate mortgage loans ("ARMs"). In addition, the Fund may engage in securities lending transactions. Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between two and five years.

For a detailed description of the Fund's permitted investments and ratings, see "Description of Permitted Investments" and "Description of Ratings" and the Statement of Additional Information. For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position." In the event a security owned by the Fund is downgraded below these rating categories, Banc One Advisors will review and take appropriate action with regard to the security.

RISK FACTORS

RISKS OF INVESTING IN FIXED-INCOME SECURITIES

The market value of the Fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under condition of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

Because the Fund's investments are interest rate sensitive, the Fund's performance will depend in varying degrees on fluctuations in market interest rates. Banc One Advisors will utilize appropriate strategies which attempt to maximize returns to the Fund, while minimizing the associated risks to its invested capital. Operating results also will depend upon the availability of opportunities for the investment of the Fund's assets, including purchases and sales of suitable securities.

RISKS OF INVESTING IN MORTGAGE-RELATED SECURITIES

The Fund may invest in mortgage-related securities. Mortgage-related securities include, among other things, mortgage-backed securities, and adjustable rate mortgage loans. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent

PROSPECTUS
interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The Fund intends to use hedging techniques to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force the Fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for the Fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the securities to lengthen and the value to decline more than anticipated.

RISK OF CERTAIN INVESTMENT TECHNIQUES

Certain investment management techniques that the Fund may use may expose the Fund to special risks. These include, but are not limited to, lending portfolio securities. These practices could expose the Fund to potentially greater risk of loss than more traditional fixed-income investments.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

HOW TO DO BUSINESS WITH THE ONE GROUP(R)

HOW TO INVEST IN THE ONE GROUP(R)

Shares of the Fund are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group(R) Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Fund may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Fund are $50,000 and $1,000, respectively. Initial and subsequent investment minimums may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Fund by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group(R)," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in the Fund for 10 calendar days.

Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/ or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agent, if applicable.

                                                                      PROSPECTUS

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which the shares of the Fund may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group(R)'s Fund-Direct IRA is a retirement plan with a wide choice of investments, offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Fund is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares may also be issued in transactions involving the acquisition by the Fund of securities held by collective investment funds sponsored and administered by affiliates of Banc One Advisors. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Fund may differ because the distribution expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans, and Class A shares that are offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Fund will be issued. In communications to Shareholders, the Fund will not duplicate mailings of Fund material to Shareholders who reside at the same address.

PROSPECTUS

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the commission paid to financial institutions and intermediaries (the "commission"):

                                                          SALES CHARGE        SALES CHARGE        COMMISSION
                                                              AS A           AS APPROPRIATE          AS A
                                                          PERCENTAGE OF      PERCENTAGE OF       PERCENTAGE OF
                                                            OFFERING           NET AMOUNT          OFFERING
                  AMOUNT OF PURCHASE                          PRICE             INVESTED             PRICE
-------------------------------------------------------   -------------      --------------      -------------
less than $100,000.....................................       3.00%               3.09%              2.70%
$100,000 but less than $250,000........................       2.50%               2.56%              2.18%
$250,000 but less than $500,000........................       2.00%               2.04%              1.64%
$500,000 but less than $1,000,000......................       1.50%               1.52%              1.20%
$1,000,000 or more.....................................       0.00%               0.00%              0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 3.00% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of the shares of the Fund, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Fund for sales of $1 million to $5 million, and 0.50% for sales over $5 million. An investor who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such investor redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Fund and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Fund for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the "Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Fund may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 in Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.00% (the sales charge applicable to purchases of $250,000) and .50% of the investment (representing the difference between the 2.50% sales charge applicable to purchases of $100,000 and the 2.00% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

                                                                      PROSPECTUS

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Fund: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of the Custodian and Transfer Agent and their subsidiaries and affiliates, or of an investment sub-Advisor of a fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a dividend distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of the waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the fourth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Fund. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Fund's average daily net assets as provided in the Class B Plan (described below under "The Distributor"). The Distributor has voluntarily agreed to reduce the amount of this fee to .75% of the Fund's average daily net assets attributable to the Class B shares, for the indefinite future. This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after six years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer

PROSPECTUS
reallowance of 2.75% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the fourth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                                               CONTINGENT DEFERRED
                                                                                SALES CHARGE AS A
                                     YEAR(S)                                      PERCENTAGE OF
                                      SINCE                                       DOLLAR AMOUNT
                                     PURCHASE                                   SUBJECT TO CHARGE
      ----------------------------------------------------------------------   --------------------
      0-1...................................................................           3.00%
      1-2...................................................................           3.00%
      2-3...................................................................           2.00%
      3-4...................................................................           1.00%
      4-5...................................................................           None
      5-6...................................................................           None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 3.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year, as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code) of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived: (i) plans of reorganization of the Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending six years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

                                                                      PROSPECTUS

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the six-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that six-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of the Fund may exchange their shares for Class A shares of the Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders may exchange their shares for Fiduciary Class shares of the Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of the Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Fund may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax Advisors for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Fund.

A more detailed description of the above is set forth in the Statement of Additional Information.

PROSPECTUS

The Fund's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and increase transaction costs, the Fund has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAY APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Fund reserves the right to reject any purchase request (including exchange purchases from other One Group portfolios) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All requests for redemptions from IRA accounts must be in writing. Redemption request forms may be obtained from the Transfer Agent by calling (800) 480-4111. All written redemption requests should be sent to The One Group, c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange, or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $50,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE AND WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

                                                                      PROSPECTUS

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Fund may be requested to redeem shares for which it has not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 10 or more days until payment has been collected for the purchase of such shares. The Fund intends to pay cash for all shares redeemed. See "How to invest in The One Group(R) -- by Mail."

Due to the relatively high costs of handling small investments, the Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in the Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of the Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before the Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See "Redemption of Shares" in the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

FUND MANAGEMENT

THE TRUSTEES

The Trustees oversee the management and administration of the Fund. Among their other duties the Trustees' are responsible for making major decisions relating to the Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Fund to the officers of the Trust and meet at least quarterly to review the Fund's investment policies, performance, expenses and other business affairs.

THE ADVISOR

The Trust and Banc One Advisors have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Banc One Advisors makes the day-by-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. Banc One Advisors discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. Banc One Advisors began serving as investment advisor to the Trust in 1993 and currently serves as investment advisor to all of the funds of the Trust, as well as advisor to other mutual funds and individual, corporate, charitable and retirement accounts. Banc One Advisors and its affiliates have considerable investment management experience dating back to 1985.

Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its bank or non-bank affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

On a consolidated basis, BANC ONE CORPORATION had assets of over $97 billion as of June 30, 1996.

THE FUND MANAGERS

Gary J. Madich, CFA, is Senior Managing Director of Fixed Income Securities. Mr. Madich joined Banc One Advisors in February, 1995. Prior to joining Banc One Advisors, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has seventeen years of investment management experience.

Scott Grimshaw is the Manger of the Fund. Mr. Grimshaw also is head of Derivatives Research for Banc One Advisors and Manager of the fixed income portion of the Asset Allocation Fund, having served in that position since November, 1994. Mr. Grimshaw served as the Senior Investment Officer in the Quantitative and Analysis Group for BANC ONE CORPORATION prior to his current position. Mr. Grimshaw has been employed by BANC ONE CORPORATION or its affiliates since 1988.

PROSPECTUS

The Fund pays Banc One Advisors an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of .40% of the average daily net assets of the Fund. Banc One Advisors may voluntarily agree to waive a part of its fees. (See "About the Fund -- Expense Summary.") These fee waivers are voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated.

THE DISTRIBUTOR

The One Group(R) Services Company (the "Distributor"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Fund are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Fund. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of Class A shares of the Fund. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of Banc One Advisors), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Fund are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of the Fund's average daily net assets, which includes Shareholder servicing fees of .25% of the Fund's average daily net assets. Currently, the Distributor has voluntarily agreed to limit payments under the Class B Plan to .75% of the average daily net assets of the Class B shares of the Fund.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Fund in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Fund also may execute brokerage or other agency transactions through an affiliate of Banc One Advisors or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

Fiduciary Class shares of the Fund are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group(R) Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Fund (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Banc One Advisors also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding The One Group Treasury Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding The One Group(R) Treasury
                                                                      PROSPECTUS

Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds), and .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding The One Group(R) Treasury Only Money Market Fund, The One Group(R) Government Money Market Fund and The One Group(R) Investor Funds).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust, for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. The total expenses for the Fund for the most recent fiscal year are set forth in this Prospectus under the heading "Expense Summary."

Banc One Advisors and the Administrator of the Fund each bears all expenses incurred in connection with the performance of their services as investment Advisor and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Fund.

As a general matter, expenses are allocated to each class of shares of the Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Fund in proportion to the relative net asset values of the shares of such classes.

The organizational expenses of the Fund have been capitalized and are being amortized in the first five years of the Fund's operations. Such amortization will reduce the amount of income available for payment as dividends.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Therefore, the number of votes a Shareholder is entitled to depends on the number of shares owned by that Shareholder. Each fund of the Trust will vote separately on matters relating solely to that fund. In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) is determined and declared daily, and is distributed in the form of monthly dividends to Shareholders of Record of the Fund on the first Business Day of each month. Capital gains of the Fund, if any, will be distributed at least annually.

PROSPECTUS

To maintain a relatively even rate of distributions from the Fund rather than having substantial fluctuations from period to period, the monthly distributions level from the Fund may be fixed from time to time at rates consistent with Banc One Advisors' long-term earnings expectations.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B, or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266-8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Dividends and distributions of the Fund are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group(R) Services Company, 3435 Stelzer Road, Columbus, Ohio 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when Banc One Advisors determines that market conditions warrant such action, the Fund may invest up to 100% of its assets in money market instruments, and may hold a portion of its assets in cash for liquidity purposes.

To the extent the Fund is engaged in a temporary defensive position, it will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover may vary greatly from year to year, as well as within a particular year. It is presently estimated that the annual portfolio turnover rate of the Fund will not exceed 100%. Higher portfolio turnover rates will likely result in higher transaction costs to the Fund and may result in additional tax consequences to the Fund's Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of the Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, and if consistent with the Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of the Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

                                                                      PROSPECTUS

2. Purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

3. Make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

The following is a description of certain of the permitted investments for the Fund.

U.S. TREASURY OBLIGATIONS -- The Fund may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

STRIPS and CUBES are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues, callable debt issues, securities with step-up coupons and mortgage-backed securities issued or guaranteed by select agencies.

INVESTMENT COMPANY SECURITIES -- The Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its assets in the securities of other investment companies. The Fund will only invest in investment companies which invest exclusively in U.S. Treasury and other U.S. Agency obligations. Because other investment companies employ an investment Advisor, such investment by the Fund may cause Shareholders to bear duplicative fees. Banc One Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust and in other funds advised or administered by Banc One Advisors; and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Advisors will waive its fees attributable to the assets of the Fund invested in any investment company.

SECURITIES LENDING -- In order to generate additional income, the Fund may lend up to 33% of the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Fund will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Fund will enter into loan arrangements only with counterparties which Banc One Advisors has deemed to be

PROSPECTUS
creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Fund or the borrower at any time, and are therefore, not considered to be illiquid investments.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Fund may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate charges. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. These instruments will be purchased only if they are issued by the U.S. Treasury or another U.S. government agency.

MORTGAGE-BACKED SECURITIES -- Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The Fund may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac. The Fund will only purchase mortgage-backed securities that are not structured to provide for redistribution of the cash flows of mortgage-related products to different bond classes (called tranches), and are thus not considered to be derivatives. Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

REGULATION OF MORTGAGE LOANS -- Mortgage loans are subject to a variety of state and Federal regulations designed to protect borrowers which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan "due on sale" clauses and state usury laws. Even when the Fund invests in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, these regulations may adversely affect the Fund's investments by delaying the Fund's receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

GOVERNMENT ADJUSTABLE RATE MORTGAGE LOANS ("ARMS") -- ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the "Mortgage Interest Rates") may be subject to periodic adjustment based on changes in the applicable index rate (the "Index Rate"). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the "Maximum Adjustment"). Other ARMs ("Negatively Amortizing ARMs") may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or "accelerated amortization") further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag

                                                                      PROSPECTUS
behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund's portfolio and therefore in the net asset value of the Fund's shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality respectively on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.


MISCELLANEOUS

The Trust believes that as of May 19, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all of the Fiduciary Class shares of the Fund. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliate possessed on behalf of its customers, voting or investment power with respect to substantially all of the Fiduciary Class shares of the Fund. As a result, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund.


PERFORMANCE

From time to time, the Fund may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of the Fund refers to the annualized

PROSPECTUS
income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of the Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of shares of the Fund in any advertisement or information including performance data for the Fund. The performance for Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of the Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of the Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, the Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

Further information about the performance of each class of the Fund is contained in the Trust's Annual Report to Shareholders for The One Group(R) Treasury & Agency Fund, which may be obtained without charge by calling 1-800-480-4111.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign income tax treatment of the Fund or its Shareholders. Accordingly, Shareholders are urged to consult their tax Advisors regarding specific questions as to the tax consequences of investing in the Fund.

TAX STATUS OF THE FUND

The Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. The Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

The Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Generally, dividends from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares, and any net capital gains will be distributed at least annually and will be taxed to Shareholders as long-term capital gains, regardless of how long the Shareholder has held shares.

Distributions by the Fund to retirement plans that qualify for tax-exempt treatment under the Code ("qualified retirement plans"), will not be taxable. The Federal tax treatment of qualified retirement plans, as well as distributions from such plans, is governed by specific provisions of the Code. If shares are held by a retirement plan that ceases to qualify for tax-exempt treatment under the Code or by an individual who has received such shares as a distribution from a retirement plan, the Fund's distributions will be taxable to such plan or individual as described in the preceding paragraph. Persons considering directing the investment of their qualified retirement plan account in the Fund and

                                                                      PROSPECTUS
                                      24
qualified retirement plan trusts considering purchasing such shares, should consult their tax Advisors for a more complete explanation of the Federal tax consequences, and for an explanation of the state, local and (if applicable) foreign tax consequences of making such an investment.

The Fund will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Fund (such as STRIPS, and CUBES), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Fund in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Fund and received by Shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Fund's investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Fund will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax Advisors regarding the state and local tax treatment of the income dividends received from the Fund.

Sale, exchange, or redemption of Fund shares by a Shareholder will generally be a taxable event to such Shareholder.

PROSPECTUS

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Advisor and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43271-0211

Distributor
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group(R) Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

TOG-F-129

                                THE ONE GROUP(R)
                            A FAMILY OF MUTUAL FUNDS

                               3435 Stelzer Road
                           Columbus, Ohio 43219-3035
                                 (800) 480-4111

                                November 1, 1996

THE ONE GROUP(R) INTERMEDIATE TAX-FREE BOND FUND
THE ONE GROUP(R) MUNICIPAL INCOME FUND
THE ONE GROUP(R) ARIZONA MUNICIPAL BOND FUND
THE ONE GROUP(R) WEST VIRGINIA MUNICIPAL BOND FUND
THE ONE GROUP(R) LOUISIANA MUNICIPAL BOND FUND
THE ONE GROUP(R) OHIO MUNICIPAL BOND FUND
THE ONE GROUP(R) KENTUCKY MUNICIPAL BOND FUND

This Prospectus describes seven bond mutual funds (the "Funds") that attempt to produce income exempt from Federal and/or state income tax. Each Fund is a series of The One Group(R) (the "Trust"). Banc One Investment Advisors Corporation ("Banc One Advisors") serves as investment advisor to each Fund. Banc One Advisors currently manages more than $39 billion in assets.

The following three classes of shares are available to investors:

         Class A and Class B shares are offered to the general public.

         Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization").

THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY BANC ONE CORPORATION OR ITS AFFILIATES. THE TRUST'S SHARES ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR BY ANY OTHER GOVERNMENTAL AGENCY OR GOVERNMENT SPONSORED AGENCY OF THE FEDERAL GOVERNMENT OR ANY STATE. AN INVESTMENT IN MUTUAL FUND SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. BANC ONE INVESTMENT ADVISORS CORPORATION RECEIVES FEES FROM THE FUND FOR INVESTMENT ADVISORY AND OTHER SERVICES.

The Trust is registered with the Securities and Exchange Commission (the "SEC") as an open-end management investment company. This Prospectus contains information about the Trust and the Funds that a prospective investor should know before investing. Please read this Prospectus carefully and retain it for future reference.

A Statement of Additional Information dated November 1, 1996 has been filed with the SEC and is available without charge by calling or writing to the Distributor, The One GroupR Services Company at the number and address listed above. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              COMBINED PROSPECTUS

TABLE OF CONTENTS

SUMMARY
ABOUT THE FUND
  Expense Summary
  Financial Highlights
  The Funds
  Investment Objectives and Permissible Investments
  Additional Investment Information
HOW TO DO BUSINESS WITH THE ONE GROUP
  How to Invest in The One Group
  Alternative Sales Arrangements
  Exchanges
  Redemptions
MANAGEMENT OF THE FUNDS
  The Trustees
  The Advisor
  The Fund Managers
  The Distributor
  The Administrator
  The Transfer Agent and Custodian
  Counsel and Independent Accountants
OTHER INFORMATION
  The Trust
  Other Investment Policies
  Description of Permitted Investments
  Description of Ratings
  Miscellaneous
  Performance
  Taxes

SUMMARY

The Trust is an open-end management investment company that provides a convenient way to invest in professionally managed portfolios of securities. The following provides basic information about various classes of shares of the Funds.

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES? Below is a brief overview of the Funds and their investment objectives. A more detailed discussion of the Funds' investment objectives and policies can be found in the Prospectus under the heading "Investment Objectives and Permissible Investments."

THE ONE GROUP INTERMEDIATE TAX-FREE BOND FUND ("Intermediate Tax-Free Bond Fund") is a diversified mutual fund that seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital.

THE ONE GROUP MUNICIPAL INCOME FUND ("Municipal Income Fund") is a diversified mutual fund that seeks current income exempt from Federal income taxes.

THE ONE GROUP ARIZONA MUNICIPAL BOND FUND ("Arizona Municipal Bond Fund") is a non-diversified mutual fund that seeks current income exempt from Federal income tax and Arizona personal income tax, consistent with the preservation of principal.

THE ONE GROUP WEST VIRGINIA MUNICIPAL BOND FUND ("West Virginia Municipal Bond Fund") is a non-diversified mutual fund that seeks current income exempt from Federal income tax and West Virginia personal income tax, consistent with the preservation of principal.

THE ONE GROUP LOUISIANA MUNICIPAL BOND FUND ("Louisiana Municipal Bond Fund") is a non-diversified mutual fund that seeks current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax.

THE ONE GROUP OHIO MUNICIPAL BOND FUND ("Ohio Municipal Bond Fund") is a non-diversified mutual fund that seeks current income exempt from Federal income tax and Ohio personal income tax, consistent with the preservation of principal.

THE ONE GROUP KENTUCKY MUNICIPAL BOND FUND ("Kentucky Municipal Bond Fund") is a non-diversified mutual fund that seeks current income exempt from Federal income tax and Kentucky personal income tax, consistent with the preservation of principal.

WHAT ARE THE PERMITTED INVESTMENTS? The Intermediate Tax-Free Bond Fund and the Municipal Income Fund will invest at least 80% of their total assets in debt securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax. The Intermediate Tax-Free Bond Fund will invest no more that 20% of its assets in private activity, municipal securities the interest on which is treated as a preference item for purposes of the Federal alternative minimum tax.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, and The Ohio Municipal Bond Fund will invest at least 80% of their total assets in debt securities issued by or on behalf of their respective states and each states respective authorities, political subdivisions, agencies and instrumentalities that produce interest that, in the opinion of counsel for the issuer, is exempt from Federal income tax and each respective states' personal income tax.

The Kentucky Municipal Bond Fund will invest at least 80% of its total assets in debt securities that, in the opinion of counsel for the issuer, produce interest that is exempt from Federal income tax or the Fund will invest its assets so that at least 80% of its annual interest income is exempt from Federal income tax. In addition, the Kentucky Municipal Bond Fund will invest at least 65% of its total assets in bonds issued by or on behalf of the State of Kentucky or its respective authorities, political subdivisions, agencies and instrumentalities, the interest on which, in the opinion of counsel for the issuer, is exempt from Kentucky personal income tax.

The securities in which the Funds may invest are described in more detail in "Description of Permitted Investments."

WHO IS THE ADVISOR? Banc One Investment Advisors Corporation ("Banc One Advisors"), an indirect subsidiary of BANC ONE CORPORATION, serves as the advisor of the Trust. Banc One Advisors is entitled to a fee for advisory services provided to the Trust. Banc One Advisors may voluntarily agree to waive a part of its fees. A more detailed discussion regarding Banc One Advisors, its services and compensation can be found in the Prospectus under the heading, "The Advisor" and "Expense Summary."

WHO IS THE ADMINISTRATOR? The One Group Services Company, serves as the Administrator of the Trust. The Administrator is entitled to a fee for services provided to the Trust. Banc One Advisors serves as the Sub-Administrator of the Trust, pursuant to an agreement with the Administrator for which Banc One Advisors receives a fee paid by the Administrator. Additional information regarding the Administrator can be found in the Prospectus under the heading, "The Administrator" and "Expense Summary."

WHO IS THE TRANSFER AGENT AND CUSTODIAN? State Street Bank and Trust Company serves as Transfer Agent and Custodian for the Trust for which services it receives a fee. Bank One Trust Company, N.A. serves as Sub-Custodian for the Trust, for which services it receives a fee. See "The Transfer Agent and Custodian."

WHO IS THE DISTRIBUTOR? The One Group Services Company acts as Distributor of the Trust's shares. The Distributor is entitled to fees for distribution services for the Class A and Class B shares of the Funds. No compensation is paid to the Distributor for distribution services for the Fiduciary Class shares of the Funds. The activities of the Distributor are discussed in the Prospectus under the heading, "The Distributor."

HOW DO I PURCHASE AND REDEEM SHARES? Purchases and redemptions of shares of the Funds may be made through the Distributor on any day that the New York Stock Exchange is open for trading ("Business Days"). Purchase and redemption procedures are explained in greater detail in "How to Invest in The One Group" and "Redemptions."

HOW ARE DIVIDENDS PAID? Substantially all of the net investment income (exclusive of capital gains) of the Funds is determined and declared daily, and is distributed in the form of periodic dividends to such Shareholders of the Funds on the first Business Day of each month. Any capital gains are distributed at least annually. Distributions are paid in additional shares of the same class unless the Shareholder elects to take the payment in cash. For a more detailed discussion of dividends, see "Dividends."

ABOUT THE FUNDS

EXPENSE SUMMARY -- THE ONE GROUP CLASS A SHARES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases(2)                          4.50%
  (as a percentage of offering price)
Maximum Contingent Deferred Sales Charge                              none
  (as a percentage of original purchase
  price or redemption proceeds, as applicable)
Redemption Fees                                                       none
Exchange Fees                                                         none

ANNUAL OPERATING EXPENSES(3)
(as a percentage of average daily net assets)

                                               Investment                                                      Total Operating
                                              Advisory Fees              12b-1 Fees                               Expenses
                                          (AFTER FEE WAIVERS)(4)   (AFTER FEE WAIVERS)(5)   OTHER EXPENSES   (AFTER FEE WAIVERS)(6)
                                          ----------------------    ---------------------   --------------    ---------------------
The One Group Intermediate Tax-Free
  Bond Fund                                       .40%                .25%                       .27%                .92%
The One Group Municipal Income Fund               .35%                .25%                       .21%                .81%
The One Group Arizona Municipal Bond Fund         .40%                .25%                       .26%                .91%
The One Group West Virginia Municipal Fund        .40%                .25%                       .30%                .95%
The One Group Louisiana Municipal Bond Fund       .40%                .25%                       .21%                .86%
The One Group Ohio Municipal Bond Fund            .30%                .25%                       .33%                .88%
The One Group Kentucky Municipal Bond Fund        .40%                .25%                       .42%               1.07%


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) A person who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such purchaser redeems any or all of the Class A shares prior to the first anniversary of purchase.

(3) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(4) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, and .45% for the Municipal Income Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Kentucky Municipal Bond Fund.

(5) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be .35% for Class A shares. For a discussion of 12b-1 fees, see "The Distributor."

(6) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Funds' expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.22% for Class A Shares of the Intermediate Tax-Free Bond Fund, 1.01% for Class A shares of the Municipal Income Fund, 1.06% for the Class A shares of the Arizona Municipal Bond Fund, 1.10% for the Class A shares of the West Virginia Municipal Bond Fund, 1.16% for the Class A shares of the Louisiana Municipal Bond Fund, 1.28% for the Class A shares of the Ohio Municipal Bond Fund, and 1.22% for the Class A shares of the Kentucky Municipal Bond Fund.


EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class A shares of the Fund, assuming: (1) imposition of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
  Bond Fund                                         $54             $73                  $94             $153
The One Group Municipal Income Fund                 $53             $70                  $88             $141
The One Group Arizona Municipal Bond Fund           $54             $73                  $93             $152
The One Group West Virginia Municipal Fund          $54             $74                  $95             $156
The One Group Louisiana Municipal Bond Fund         $53             $71                  $91             $146
The One Group Ohio Municipal Bond Fund              $54             $72                  $92             $149
The One Group Kentucky Municipal Bond Fund          $55             $78                 $101             $170

Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:


                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                           $57             $82                 $109            $186
The One Group Municipal Income Fund                  $55             $76                 $ 98            $163
The One Group Arizona Municipal Bond Fund            $55             $77                 $101            $169
The One Group West Virginia Municipal Fund           $56             $78                 $103            $173
The One Group Louisiana Municipal Bond Fund          $56             $80                 $106            $180
The One Group Ohio Municipal Bond Fund               $57             $84                 $112            $193
The One Group Kentucky Municipal Bond Fund           $57             $82                 $109            $186

EXPENSE SUMMARY -- THE ONE GROUP CLASS B SHARES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases                               none
  (as a percentage of offering price)
Maximum Contingent Deferred Sales Charge                                5.00%
  (as a percentage of original purchase
  price or redemption proceeds, as applicable)
Redemption Fees                                                         none
Exchange Fees                                                           none

ANNUAL OPERATING EXPENSES(2)
 (as a percentage of average daily net assets)

                                                Investment                                                      Total Operating
                                               Advisory Fees             12b-1 Fees                                 Expenses
                                          (AFTER FEE WAIVERS)(3)    (AFTER FEE WAIVERS)(4)   OTHER EXPENSES   (AFTER FEE WAIVERS)(5)
                                          ---------------------     ----------------------   --------------   ----------------------
The One Group Intermediate Tax-Free
 Bond Fund                                        .40%                     .90%                  .27%                  1.57%
The One Group Municipal Income Fund               .35%                     .90%                  .21%                  1.46%
The One Group Arizona Municipal Bond Fund         .40%                     .90%                  .26%                  1.56%
The One Group West Virginia Municipal Fund        .40%                     .90%                  .30%                  1.60%
The One Group Louisiana Municipal Bond Fund       .40%                     .90%                  .21%                  1.51%
The One Group Ohio Municipal Bond Fund            .30%                     .90%                  .33%                  1.53%
The One Group Kentucky Municipal Bond Fund        .40%                     .90%                  .42%                  1.72%


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, and .45% for the Municipal Income Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Kentucky Municipal Bond Fund.

(4) Absent the voluntary waiver of fees under the Trust's Distribution and Shareholder Services Plans, 12b-1 fees (as a percentage of average daily net assets) would be 1.00% for Class B shares. For a discussion of 12b-1 fees, see "The Distributor."


(5) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Fund's expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be 1.87% for Class B Shares of the Intermediate Tax-Free Bond Fund, 1.66% for Class B shares of the Municipal Income Fund, 1.71% for the Class B shares of the Arizona Municipal Bond Fund, 1.75% for the Class B shares of the West Virginia Municipal Bond Fund, 1.81% for the Class B shares of the Louisiana Municipal Bond Fund, 1.93% for the Class B shares of the Ohio Municipal Bond Fund, and 1.87% for the Class B shares of the Kentucky Municipal Bond Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Class B shares, assuming: (1) deduction of the applicable maximum Contingent Deferred Sales Charge; and (2) 5% annual return.

                         Assuming a Complete Redemption
                            at the End of the Period

                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                           $66             $80                 $106            $169
The One Group Municipal Income Fund                  $65             $76                 $100            $157
The One Group Arizona Municipal Bond Fund            $66             $79                 $105            $168
The One Group West Virginia Municipal Fund           $66             $80                 $107            $173
The One Group Louisiana Municipal Bond Fund          $65             $78                 $102            $163
The One Group Ohio Municipal Bond Fund               $66             $78                 $103            $165
The One Group Kentucky Municipal Bond Fund           $67             $84                 $113            $186


                             Assuming No Redemption

                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                           $16             $50                  $86            $169
The One Group Municipal Income Fund                  $15             $46                  $80            $157
The One Group Arizona Municipal Bond Fund            $16             $49                  $85            $168
The One Group West Virginia Municipal Fund           $16             $50                  $87            $173
The One Group Louisiana Municipal Bond Fund          $15             $48                  $82            $163
The One Group Ohio Municipal Bond Fund               $16             $48                  $83            $165
The One Group Kentucky Municipal Bond Fund           $17             $54                  $93            $186


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:

                         Assuming a Complete Redemption
                            at the End of the Period


                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                           $69             $89                 $121            $202
The One Group Municipal Income Fund                  $67             $82                 $110            $179
The One Group Arizona Municipal Bond Fund            $67             $84                 $113            $185
The One Group West Virginia Municipal Fund           $68             $85                 $115            $189
The One Group Louisiana Municipal Bond Fund          $68             $87                 $118            $195
The One Group Ohio Municipal Bond Fund               $70             $91                 $124            $208
The One Group Kentucky Municipal Bond Fund           $69             $89                 $121            $202

                             Assuming No Redemption


                                                    1 YEAR          3 YEARS             5 YEARS         10 YEARS
                                                    ------          -------             -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                           $19             $59                 $101            $202
The One Group Municipal Income Fund                  $17             $52                 $ 90            $179
The One Group Arizona Municipal Bond Fund            $17             $54                 $ 93            $185
The One Group West Virginia Municipal Fund           $18             $55                 $ 95            $189
The One Group Louisiana Municipal Bond Fund          $18             $57                 $ 98            $195
The One Group Ohio Municipal Bond Fund               $20             $61                 $104            $208
The One Group Kentucky Municipal Bond Fund           $19             $59                 $101            $202



Class B shares automatically convert to Class A shares after eight (8) years. Therefore, the "10 Years" examples above reflect the effect of such conversion.

EXPENSE SUMMARY -- THE ONE GROUP FIDUCIARY CLASS SHARES

SHAREHOLDER TRANSACTION EXPENSES(1)
Maximum Sales Charge Imposed on Purchases                             none
  (as a percentage of offering price)
Maximum Contingent Deferred Sales Charge                              none
  (as a percentage of original purchase
  price or redemption proceeds, as applicable)
Redemption Fees                                                       none
Exchange Fees                                                         none

ANNUAL OPERATING EXPENSES(2)
(as a percentage of average daily net assets)

                                                     Investment                                             Total Operating
                                                    Advisory Fees                                               Expenses
                                               (AFTER FEE WAIVERS)(3)     12B-1 FEES    OTHER EXPENSES    (AFTER FEE WAIVERS)(4)
                                               ----------------------     ----------    --------------    ----------------------
The One Group Intermediate Tax-Free
 Bond Fund                                             .40%                  none          .27%                  .67%
The One Group Municipal Income Fund                    .35%                  none          .21%                  .56%
The One Group Arizona Municipal Bond Fund              .40%                  none          .26%                  .66%
The One Group West Virginia Municipal Fund             .40%                  none          .30%                  .70%
The One Group Louisiana Municipal Bond Fund            .40%                  none          .21%                  .61%
The One Group Ohio Municipal Bond Fund                 .30%                  none          .33%                  .63%
The One Group Kentucky Municipal Bond Fund             .40%                  none          .42%                  .82%


(1) A person who purchases shares through an account with a financial institution or broker/dealer may be charged separate transaction fees by the financial institution or broker/dealer. In addition, a wire redemption charge, currently $7.00, is deducted from the amount of a wire redemption payment made at the request of a Shareholder.

(2) The expense information in the table has been restated to reflect current fees that would have been applicable had they been in effect during the previous fiscal year.

(3) Investment Advisory Fees have been revised to reflect fee waivers effective as of the date of this Prospectus. Banc One Advisors may voluntarily agree to waive a part of its fees. Absent this voluntary reduction, Investment Advisory Fees would be .60% for all classes of shares of the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, and the Louisiana Municipal Bond Fund, and .45% for the Municipal Income Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Kentucky Municipal Bond Fund.


(4) Total Operating Expenses have been revised to reflect fee waivers effective as of the date of this Prospectus. Other Expenses are based on the Funds' expenses during the most recent fiscal year. Absent the voluntary reduction of Investment Advisory and 12b-1 fees, Total Operating Expenses would be .87% for Fiduciary Class Shares of the Intermediate Tax-Free Bond Fund, .66% for Fiduciary Class shares of the Municipal Income Fund, .71% for the Fiduciary Class shares of the Arizona Municipal Bond Fund, .75% for the Fiduciary Class shares of the West Virginia Municipal Bond Fund, .81% for the Fiduciary Class shares of the Louisiana Municipal Bond Fund, .93% for the Fiduciary Class shares of the Ohio Municipal Bond Fund, and .87% for the Fiduciary Class shares of the Kentucky Municipal Bond Fund.

EXAMPLE: An investor would pay the following expenses on a $1,000 investment in Fiduciary Class shares of the Fund, assuming: (1) imposition of the maximum sales charge; (2) 5% annual return; and (3) redemption at the end of each time period.

                                                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                       ------          -------          -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                                $7            $21               $37             $ 83
The One Group Municipal Income Fund                       $6            $18               $31             $ 70
The One Group Arizona Municipal Bond Fund                 $7            $21               $37             $ 82
The One Group West Virginia Municipal Fund                $7            $22               $39             $ 87
The One Group Louisiana Municipal Bond Fund               $6            $20               $34             $ 76
The One Group Ohio Municipal Bond Fund                    $6            $20               $35             $ 79
The One Group Kentucky Municipal Bond Fund                $8            $26               $46             $101


Absent the voluntary reduction of fees, the dollar amounts in the above example would be as follows:


                                                       1 YEAR          3 YEARS          5 YEARS         10 YEARS
                                                       ------          -------          -------         --------
The One Group Intermediate Tax-Free
 Bond Fund                                               $9             $28               $48             $107
The One Group Municipal Income Fund                      $7             $21               $37             $ 82
The One Group Arizona Municipal Bond Fund                $7             $23               $40             $ 88
The One Group West Virginia Municipal Fund               $8             $24               $42             $ 93
The One Group Louisiana Municipal Bond Fund              $8             $26               $45             $100
The One Group Ohio Municipal Bond Fund                   $9             $30               $51             $114
The One Group Kentucky Municipal Bond Fund               $9             $28               $48             $107



The tables on pages ____ are designed to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. THESE EXAMPLES SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

The rules of the SEC require that the maximum sales charge be reflected in the above tables. However, investors in the Funds ("Shareholders") may, under certain circumstances, qualify for reduced sales charges. See "How to Invest in The One Group." Long-term Shareholders of Class A shares and Class B shares may pay more than the equivalent of the maximum front-end sales charges otherwise permitted by the National Association of Securities Dealers' Rules.

FINANCIAL HIGHLIGHTS

The Trust was organized as a Massachusetts Business Trust on May 23, 1985. The Trust currently consists of 40 separate investment portfolios (the "Funds"). Currently, shares in the Funds are offered in three separate classes: Class A shares, Class B shares and Fiduciary Class shares.


The following tables set forth certain financial information with respect to the Financial Highlights for Class A, Class B and Fiduciary Class shares of the Funds for the period from commencement of operations of each class of each Fund to June 30, 1996 and for the period ended December 31, 1996 (other than the unaudited financial information for the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, which present information for the periods from the commencement of operations to March 31, 1997). The information is a part of the financial statements audited by Coopers & Lybrand L.L.P., independent accountants for the Trust, whose report on the Trust's financial statements for the year ended June 30, 1996 appears in the Statement of Additional Information. The financial statements for the period from July 1, 1996 to December 31, 1996 and the financial statements for the Arizona Municipal Income Fund and the West Virginia Municipal Bond Fund are unaudited. Further information about the Funds' performance is contained in the Annual Report to Shareholders, which may be obtained without charge from the Distributor by calling 1-800-480-4111 during business hours.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996

                                                         INTERMEDIATE TAX-FREE BOND FUND
                                         ------------------------------------------------------------------------------------------
                                                                     FIDUCIARY
                                         ------------------------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                             YEARS ENDED JUNE 30,
                                         DECEMBER 31,     -------------------------------------------------------------------------
                                             1996             1996           1995             1994            1993           1992
                                         -----------       -----------    -----------    -----------    -----------    -----------
                                          (UNAUDITED)
NET ASSET VALUE,
  BEGINNING OF PERIOD .................  $     10.67       $     10.64    $     10.49    $     11.15    $     10.69    $     10.28
                                         -----------       -----------    -----------    -----------    -----------    -----------
Investment Activities:
 Net investment income ................         0.26              0.52           0.54           0.52           0.53           0.55
 Net realized and unrealized
  gains (losses) from investments .....         0.24              0.04           0.15          (0.52)          0.49           0.42
                                         -----------       -----------    -----------    -----------    -----------    -----------
   Total from Investment
    Activities ........................         0.50              0.56           0.69           0.00           1.02           0.97
                                         -----------       -----------    -----------    -----------    -----------    -----------
Distributions:
 Net investment income ................        (0.26)            (0.51)         (0.54)         (0.53)         (0.52)         (0.55)
 In excess of net investment income ...         --                --             --            (0.01)          --             --
 Net realized gains ...................        (0.02)            (0.02)          --            (0.01)         (0.04)         (0.01)
 In excess of net realized gains ......         --                --             --            (0.11)          --             --
                                         -----------       -----------    -----------    -----------    -----------    -----------
   Total Distributions ................        (0.28)            (0.53)         (0.54)         (0.66)         (0.56)         (0.56)
                                         -----------       -----------    -----------    -----------    -----------    -----------
NET ASSET VALUE,
  END OF PERIOD .......................  $     10.89       $     10.67    $     10.64    $     10.49    $     11.15    $     10.69
                                         ===========       ===========    ===========    ===========    ===========    ===========
Total Return (Excludes Sales Charge) ..         4.75%(a)          5.39%          6.75%         (0.11)%         9.79%          9.54%

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...  $   244,981       $   217,201    $   211,229    $   182,611    $   166,489    $   142,672
  Ratio of expenses to average
   net assets .........................         0.56%(b)          0.54%          0.53%          0.48%          0.54%          0.55%
  Ratio of net investment
    income to average net assets ......         4.84%(b)          4.87%          5.17%          4.78%          4.93%          5.28%
  Ratio of expenses to average
    net assets* .......................         0.83%(b)          0.87%          0.88%          0.84%          0.94%          1.07%
  Ratio of net investment
    income to average net assets* .....         4.57%(b)          4.54%          4.82%          4.42%          4.53%          4.77%
   Portfolio turnover (c) .............        46.63%           111.58%        199.76%        105.98%         31.99%         11.50%

----------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Not annualized.
(b)  Annualized.
(c) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996



                                                         INTERMEDIATE TAX-FREE BOND FUND
                                         -----------------------------------------------------------------------------
                                                                     CLASS A
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                             YEARS ENDED JUNE 30,
                                         DECEMBER 31, ----------------------------------------------------------------
                                             1996        1996          1995         1994          1993        1992(a)
                                         -----------  -----------  -----------  -----------   -----------  -----------
                                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...............  $   10.67       $   10.63    $   10.48    $   11.14    $   10.69    $   10.57
                                      ---------       ---------    ---------    ---------    ---------    ---------
Investment Activities:
 Net investment income .............       0.25            0.50         0.51         0.50         0.55         0.15
 Net realized and unrealized gains
  (losses) from investments ........       0.23            0.05         0.15        (0.52)        0.44         0.18
                                      ---------       ---------    ---------    ---------    ---------    ---------
  Total from Investment Activities .       0.48            0.55         0.66        (0.02)        0.99         0.33
                                      ---------       ---------    ---------    ---------    ---------    ---------
Distributions:
 Net investment income .............      (0.25)          (0.49)       (0.49)       (0.52)       (0.50)       (0.21)
 In excess of net investment income        --              --          (0.02)       (0.01)        --           --
 Net realized gains ................      (0.02)          (0.02)        --           --          (0.04)        --
 In excess of net realized gains ...       --              --           --          (0.11)        --           --
                                      ---------       ---------    ---------    ---------    ---------    ---------
  Total Distributions ..............      (0.27)          (0.51)       (0.51)       (0.64)       (0.54)       (0.21)
                                      ---------       ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE,
  END OF PERIOD ....................  $   10.88       $   10.67    $   10.63    $   10.48    $   11.14    $   10.69
                                      =========       =========    =========    =========    =========    =========
Total Return (Excludes Sales Charge)       4.52%(b)        5.28%        6.49%       (0.33)%       9.47%        8.68%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) .  $   6,357       $   6,622    $   5,614    $   5,556    $   5,480    $       5
 Ratio of expenses to average net
   assets ..........................       0.79%(c)        0.79%        0.78%        0.73%        0.71%        1.02%(c)
 Ratio of net investment income to
   average net assets ..............       4.58%(c)        4.62%        4.91%        4.57%        4.77%        4.91%(c)
 Ratio of expenses to average net
   assets* .........................       1.16%(c)        1.22%        1.23%        1.19%        1.27%        1.32%(c)
 Ratio of net investment income to
   average net assets* .............       4.21%(c)        4.19%        4.46%        4.11%        4.21%        4.61%(c)
 Portfolio turnover (d) ............      46.63%         111.58%      199.76%      105.98%       31.99%       11.50%

                                                                                                          ---------

-----------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       INTERMEDIATE TAX-FREE BOND FUND
                                                        -----------------------------------------------------------
                                                                              CLASS B
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                    YEARS ENDED JUNE 30,
                                                          DECEMBER 31,    -----------------------------------------
                                                              1996           1996           1995           1994(a)
                                                          -----------     -----------    -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .................................   $   10.68        $   10.65     $   10.50     $   11.18
                                                         ---------        ---------     ---------     ---------
Investment Activities:
 Net investment income ...............................        0.22             0.43          0.46          0.17
 Net realized and unrealized gains (losses)
  from investments ...................................        0.23             0.04          0.14         (0.67)
                                                         ---------        ---------     ---------     ---------
  Total from Investment Activities ...................        0.45             0.47          0.60         (0.50)
                                                         ---------        ---------     ---------     ---------
Distributions:
 Net investment income ...............................       (0.22)           (0.42)        (0.45)        (0.17)
 Net realized gains ..................................       (0.02)           (0.02)         --            --
 In excess of net realized gains .....................        --               --            --           (0.01)
                                                         ---------        ---------     ---------     ---------
  Total Distributions ................................       (0.24)           (0.44)        (0.45)        (0.18)
                                                         ---------        ---------     ---------     ---------
NET ASSET VALUE,
 END OF PERIOD .......................................   $   10.89        $   10.68     $   10.65     $   10.50
                                                         =========        =========     =========     =========
Total Return (Excludes Sales Charge) .................        4.19%(b)         4.48%         5.89%    (4.48)%(b)
RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...................   $   2,724        $   2,439     $   1,116     $     549
 Ratio of expenses to average net assets .............        1.48%(c)         1.44%         1.43%         1.40%(c)
 Ratio of net investment income to average net assets         4.01%(c)         3.97%         4.29%         4.08%(c)
 Ratio of expenses to average net assets* ............        1.83%(c)         1.87%         1.88%         1.85%(c)
 Ratio of net investment income to average net assets*        3.66%(c)         3.54%         3.84%         3.63%(c)
 Portfolio turnover (d) ..............................       46.63%          111.58%       199.76%       105.98%

-----------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                          DECEMBER 31, 1996



                                                                         MUNICIPAL INCOME FUND
                                                   -----------------------------------------------------------------------------
                                                                              FIDUCIARY
                                                   -----------------------------------------------------------------------------
                                                   SIX MONTHS
                                                       ENDED                             YEARS ENDED JUNE 30,
                                                   DECEMBER 31,      --------------------------------------------------------------
                                                       1996              1996             1995             1994            1993(a)
                                                   -----------       -----------     -----------       -----------     -----------
                                                    (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ..........................   $      9.66        $      9.69     $      9.66     $     10.11     $     10.00
                                                  -----------        -----------     -----------     -----------     -----------

Investment Activities:
 Net investment income ........................          0.27               0.56            0.57            0.56            0.19
 Net realized and unrealized gains (losses)
  from investments ............................          0.12              (0.03)           0.03           (0.42)           0.11
                                                  -----------        -----------     -----------     -----------     -----------
   Total from Investment Activities ...........          0.39               0.53            0.60            0.14            0.30
                                                  -----------        -----------     -----------     -----------     -----------
Distributions:
 Net investment income ........................         (0.27)             (0.56)          (0.57)          (0.56)          (0.19)
 Net realized gains ...........................          --                 --              --             (0.03)           --
                                                  -----------        -----------     -----------     -----------     -----------
   Total Distributions ........................         (0.27)             (0.56)          (0.57)          (0.59)          (0.19)
                                                  -----------        -----------     -----------     -----------     -----------
NET ASSET VALUE,
  END OF PERIOD ...............................   $      9.78        $      9.66     $      9.69     $      9.66     $     10.11
                                                  ===========        ===========     ===========     ===========     ===========

Total Return (Excludes Sales Charge) ..........          4.05%(b)           5.54%           6.46%           1.36%           5.18%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ............   $   286,951        $   241,115     $   185,916     $   152,763     $    40,777
 Ratio of expenses to average net assets ......          0.57%(c)           0.56%           0.56%           0.54%           0.54%(c)
 Ratio of net investment income to average
  net assets ..................................          5.45%(c)           5.70%           6.02%           5.61%           5.66%(c)
 Ratio of expenses to average net assets* .....          0.69%(c)           0.76%           0.74%           0.71%           1.01%(c)
 Ratio of net investment income to average
  net assets* .................................          5.33%(c)           5.50%           5.84%           5.44%           5.19%(c)
 Portfolio turnover (d) .......................         27.20%             83.17%          66.02%         101.48%          66.12%

--------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  The Fund commenced operations on February 9, 1993.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                           MUNICIPAL INCOME FUND
                                                     ----------------------------------------------------------------------------
                                                                                CLASS A
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                         ENDED                             YEARS ENDED JUNE 30,
                                                     DECEMBER 31,      ----------------------------------------------------------
                                                         1996              1996           1995            1994         1993(a)
                                                     -----------       -----------    -----------     -----------   -----------
                                                      (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .............................   $     9.69        $     9.72     $     9.67     $    10.12     $    10.06
                                                     ----------        ----------     ----------     ----------     ----------
Investment Activities:
 Net investment income ...........................         0.26              0.55           0.55           0.55           0.19
 Net realized and unrealized gains (losses)
  from investments ...............................         0.12             (0.04)          0.05          (0.43)          0.05
                                                     ----------        ----------     ----------     ----------     ----------
   Total from Investment Activities ..............         0.38              0.51           0.60           0.12           0.24
                                                     ----------        ----------     ----------     ----------     ----------
Distributions:
 Net investment income ...........................        (0.26)            (0.54)         (0.55)         (0.54)         (0.18)
 Net realized gains ..............................         --                --             --            (0.03)          --
                                                     ----------        ----------     ----------     ----------     ----------
   Total Distributions ...........................        (0.26)            (0.54)         (0.55)         (0.57)         (0.18)
                                                     ----------        ----------     ----------     ----------     ----------
NET ASSET VALUE,
  END OF PERIOD ..................................   $     9.81        $     9.69     $     9.72     $     9.67     $    10.12
                                                     ==========        ==========     ==========     ==========     ==========
Total Return (Excludes Sales Charge) .............         3.93%(b)          5.35%          6.21%          1.34%          6.86%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...............   $   29,366        $   25,787     $   11,462     $   10,725     $    4,106
 Ratio of expenses to average net assets .........         0.82%(c)          0.81%          0.81%          0.79%          0.80%(c)
 Ratio of net investment income to average net
  assets .........................................         5.20%(c)          5.45%          5.76%          5.44%          5.71%(c)
 Ratio of expenses to average net assets* ........         1.04%(c)          1.11%          1.09%          1.06%          1.36%(c)
 Ratio of net investment income to average net
  assets* ........................................         4.98%(c)          5.15%          5.48%          5.17%          5.15%(c)
 Portfolio turnover (d) ..........................        27.20%            83.17%         66.02%        101.48%         66.12%

-------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 23, 1993.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                            MUNICIPAL INCOME FUND
                                                        -----------------------------------------------------------
                                                                                   CLASS B
                                                        -----------------------------------------------------------
                                                          SIX MONTHS
                                                             ENDED                    YEARS ENDED JUNE 30,
                                                          DECEMBER 31,    -----------------------------------------
                                                              1996           1996           1995           1994(a)
                                                          -----------     -----------    -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD .................................   $     9.66        $     9.69     $     9.62    $    10.10
                                                         ----------        ----------     ----------    ----------

Investment Activities:
 Net investment income ...............................         0.22              0.47           0.49          0.24
 Net realized and unrealized gains (losses) from
   investments .......................................         0.11             (0.03)          0.07         (0.48)
                                                         ----------        ----------     ----------    ----------
    Total from Investment Activities .................         0.33              0.44           0.56         (0.24)
                                                         ----------        ----------     ----------    ----------
Distributions:
 Net investment income ...............................        (0.22)            (0.47)         (0.49)        (0.24)
                                                         ----------        ----------     ----------    ----------
    Total Distributions ..............................        (0.22)            (0.47)         (0.49)        (0.24)
                                                         ----------        ----------     ----------    ----------
NET ASSET VALUE,
 END OF PERIOD .......................................   $     9.77        $     9.66     $     9.69    $     9.62
                                                         ==========        ==========     ==========    ==========

Total Return (Excludes Sales Charge) .................         3.49%(b)          4.65%          5.58%   (1.98)%(b)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) ...................   $   29,055        $   23,204     $    8,326    $    4,855
 Ratio of expenses to average net assets .............         1.47%(c)          1.46%          1.46%         1.41%(c)
 Ratio of net investment income to average net assets          4.55%(c)          4.80%          5.14%         4.95%(c)
 Ratio of expenses to average net assets* ............         1.68%(c)          1.76%          1.74%         1.62%(c)
 Ratio of net investment income to average net assets*         4.34%(c)          4.50%          4.86%         4.74%(c)
 Portfolio turnover (d) ..............................        27.20%            83.17%         66.02%       101.48%


---------------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                        ARIZONA MUNICIPAL BOND FUND
                                                               ---------------
                                                                  FIDUCIARY
                                                               ---------------
                                                                  JANUARY 20,
                                                                    1997 TO
                                                                    MARCH 31,
                                                                    1997 (A)
                                                                ---------------
                                                                   (Unaudited)
   NET ASSET VALUE,
   BEGINNING OF PERIOD                                           $        10.00
                                                                 --------------
   Investment Activities
         Net investment income                                             0.10
         Net realized and unrealized gains (losses)
            from investments                                              (0.10)
                                                                 --------------
            Total from Investment Activities                               0.00
                                                                 --------------
   Distributions
         Net investment income                                            (0.10)
                                                                 --------------
            Total Distributions                                           (0.10)

                                                                 --------------
   NET ASSET VALUE,
   END OF PERIOD                                                 $         9.90
                                                                 ==============

   Total Return                                                           -0.02%(b)

   RATIOS/SUPPLEMENTARY DATA:

   Net Assets at end of period (000)                             $      258,768
   Ratio of expenses to
         average net assets                                                0.59%(c)
   Ratio of net investment income
         to average net assets                                             5.13%(c)
   Ratio of expenses to
         average net assets *                                              0.74%(c)
   Ratio of net investment income
         to average net assets *                                           4.98%(c)

   Portfolio Turnover (d)                                                  1.18%

   ------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                           ARIZONA MUNICIPAL BOND FUND
                                              ---------------
                                                   CLASS A
                                               ---------------
                                                 JANUARY 20,
                                                   1997 TO
                                                   MARCH 31,
                                                    1997 (A)
                                               ---------------
                                                  (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                   $10.00
                                                      ------
Investment Activities
      Net investment income                             0.03
      Net realized and unrealized gains (losses)
         from investments                              (0.09)
                                                      ------
         Total from Investment Activities              (0.06)
                                                      ------
Distributions
      Net investment income                            (0.03)
                                                      ------
         Total Distributions                           (0.03)
                                                      ------
NET ASSET VALUE,
END OF PERIOD                                         $ 9.91
                                                      ======

Total Return (Excludes Sales Charge)                  -0.62%(b)

RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                     $    4
Ratio of expenses to
      average net assets                                0.84%(c)
Ratio of net investment income
      to average net assets                             4.88%(c)
Ratio of expenses to
      average net assets *                              1.09%(c)
Ratio of net investment income
      to average net assets *                           4.63%(c)

Portfolio Turnover (d)                                  1.18%

------------
   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                         ARIZONA MUNICIPAL BOND FUND
                                             ---------------
                                                  CLASS B
                                             ---------------
                                                JANUARY 20,
                                                  1997 TO
                                                 MARCH 31,
                                                 1997 (A)
                                             ---------------
                                                (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                   $10.00
                                                   ---------
Investment Activities
      Net realized and unrealized gains (losses)
         from investments                              (0.09)
                                                   ---------
         Total from Investment Activities              (0.09)

                                                   ---------
NET ASSET VALUE,
END OF PERIOD                                         $ 9.91
                                                   =========

Total Return (Excludes Redemption Charge)              -0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $       --(c)
Ratio of expenses to
      average net assets                                1.49%(d)
Ratio of net investment income
      to average net assets                             4.23%(d)
Ratio of expenses to
      average net assets *                              1.74%(d)
Ratio of net investment income
      to average net assets *                           3.98%(d)

Portfolio Turnover (e)                                  1.18%

---------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Amount is less than 1,000.
   (d)   Annualized
   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                           WEST VIRGINIA MUNICIPAL BOND FUND
                                                  ---------------
                                                     FIDUCIARY
                                                  ---------------
                                                     JANUARY 20,
                                                       1997 TO
                                                      MARCH 31,
                                                       1997 (A)
                                                   ---------------
                                                     (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                   $    10.00
                                                      ----------
Investment Activities
      Net investment income                                 0.10
      Net realized and unrealized gains (losses)
         from investments                                  (0.06)
                                                      ----------
         Total from Investment Activities                   0.04
                                                      ----------
Distributions

      Net investment income                                (0.10)
                                                      ----------
         Total Distributions                               (0.10)
                                                      ----------
NET ASSET VALUE,
END OF PERIOD                                         $      9.94
                                                      ===========

Total Return                                                0.35% (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                     $   93,342
Ratio of expenses to
      average net assets                                    0.59% (c)
Ratio of net investment income
      to average net assets                                 5.08% (c)
Ratio of expenses to
      average net assets *                                  0.77% (c)
Ratio of net investment income
      to average net assets *                               4.90% (c)

Portfolio Turnover (d)                                      1.09%

------------------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights


                                              WEST VIRGINIA MUNICIPAL BOND FUND
                                                      ---------------
                                                          CLASS A
                                                      ---------------
                                                        JANUARY 20,
                                                          1997 TO
                                                          MARCH 31,
                                                          1997 (A)
                                                      ---------------
                                                         (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                        $ 10.00
                                                           -------
Investment Activities
      Net investment income                                   0.03
      Net realized and unrealized gains (losses)
         from investments                                     0.03
                                                           -------
         Total from Investment Activities                     0.06
                                                           -------
Distributions
      Net investment income                                  (0.03)
                                                           -------
         Total Distributions                                 (0.03)
                                                           -------
NET ASSET VALUE,
END OF PERIOD                                              $ 10.03
                                                           =======

Total Return (Excludes Sales Charge)                          0.65% (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                          $ 791
Ratio of expenses to
      average net assets                                      0.84% (c)
Ratio of net investment income
      to average net assets                                   4.83% (c)
Ratio of expenses to
      average net assets *                                    1.12% (c)
Ratio of net investment income
      to average net assets *                                 4.55% (c)

Portfolio Turnover (d)                                        1.09%

   ------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                               WEST VIRGINIA MUNICIPAL BOND FUND
                                                       ---------------
                                                            CLASS B
                                                       ---------------
                                                           JANUARY 20,
                                                            1997 TO
                                                            MARCH 31,
                                                            1997 (A)
                                                       ---------------
                                                          (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                          $10.00
                                                             ------
Investment Activities
      Net investment income                                    0.04
      Net realized and unrealized gains (losses)
         from investments                                     (0.01)
                                                             ------
         Total from Investment Activities                      0.03
                                                             ------
Distributions
      Net investment income                                   (0.04)
                                                             ------
         Total Distributions                                  (0.04)
                                                             ------
NET ASSET VALUE,
END OF PERIOD                                                $ 9.99
                                                             ======

Total Return (Excludes Redemption Charge)                      0.27%  (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $   56
Ratio of expenses to
      average net assets                                       1.49%  (c)
Ratio of net investment income
      to average net assets                                    4.18%  (c)
Ratio of expenses to
      average net assets *                                     1.77%  (c)
Ratio of net investment income
      to average net assets *                                  3.90%  (c)

Portfolio Turnover (d)                                         1.09%

-----------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          KENTUCKY MUNICIPAL BOND FUND
                                            ----------------------------------------------------------------------
                                                              FIDUCIARY
                                            ------------------------------------------
                                             SIX MONTHS        YEAR        JANUARY 20,   FEBRUARY 1,      MARCH 12,
                                                ENDED         ENDED          1995 TO       1994, TO       1993, TO
                                             DECEMBER 31,    JUNE 30,        JUNE 30,    JANUARY 19,     JANUARY 31,
                                                1996           1996           1995(A)        1995(B)       1994(B)(C)
                                             ---------      ---------      ---------      ---------      ---------
                                            (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ....................   $    10.04        $     9.92     $     9.49        $    10.45        $    10.00
                                            ----------        ----------     ----------        ----------        ----------
Investment Activities:
 Net investment income ..................         0.24              0.50           0.20              0.41              0.36
 Net realized and unrealized
  gains (losses) from investments .......         0.16              0.12           0.43             (0.95)             0.43
                                            ----------        ----------     ----------        ----------        ----------
   Total from Investment Activities .....         0.40              0.62           0.63             (0.54)             0.79
                                            ----------        ----------     ----------        ----------        ----------
Distributions:
  Net investment income .................        (0.24)            (0.50)         (0.20)            (0.42)            (0.34)
                                            ----------        ----------     ----------        ----------        ----------
    Total Distributions .................        (0.24)            (0.50)         (0.20)            (0.42)            (0.34)
                                            ----------        ----------     ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD ..........   $    10.20        $    10.04     $     9.92        $     9.49        $    10.45
                                            ==========        ==========     ==========        ==========        ==========
Total Return (Excludes Sales Charge) ....         4.02%(d)          6.35%          6.56%(d)         (5.17)%(d)         8.05%(d)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period  (000) ....   $   32,458        $   30,300     $   32,520        $   41,953        $   64,663
  Ratio of expenses to average net assets         0.60%(e)          0.68%          0.65%(e)          1.03%(e)          0.70%(e)
  Ratio of net investment
   income to average net assets .........         4.69%(e)          4.60%          4.70%(e)          4.27%(e)          4.19%(e)
  Ratio of expenses to average
   net assets* ..........................         0.88%(e)          1.02%          0.97%(e)          1.05%(e)          0.91%(e)
  Ratio of net investment
  income to average net assets* .........         4.41%(e)          4.26%          4.38%(e)          4.25%(e)          3.98%(e)
   Portfolio turnover (f) ...............         3.30%            16.78%         19.75%            10.00%             5.00%

----------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b) Prior to reorganizing as a fund of The One Group, the Fund offered only one class of shares.
(c)  Period from commencement of operations.
(d) Not annualized. (e)Annualized. ( f )Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           KENTUCKY MUNICIPAL BOND FUND
                                                        ---------------------------------------------
                                                                              CLASS A
                                                        ---------------------------------------------
                                                          SIX MONTHS         YEAR        JANUARY 20,
                                                             ENDED           ENDED       1995 TO
                                                          DECEMBER 31,      JUNE 30,     JUNE 30,
                                                              1996           1996           1995
                                                          -----------     -----------    -----------
                                                         (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ..................................   $   10.05        $    9.93     $    9.49
                                                          ---------        ---------     ---------

Investment Activities:
 Net investment income ................................        0.22             0.44          0.19
 Net realized and unrealized gains from investments ...        0.17             0.12          0.44
                                                          ---------        ---------     ---------
   Total from Investment Activities ...................        0.39             0.56          0.63
                                                          ---------        ---------     ---------
Distributions
  Net investment income ...............................       (0.23)           (0.44)        (0.19)
                                                          ---------        ---------     ---------
    Total Distributions ...............................       (0.23)           (0.44)        (0.19)
                                                          ---------        ---------     ---------

NET ASSET VALUE,
  END OF PERIOD .......................................   $   10.21        $   10.05     $    9.93
                                                          =========        =========     =========

Total Return (Excludes Sales Charge) ..................        3.88%(b)         5.70%         5.66%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................   $   8,076        $   8,178     $   8,818
  Ratio of expenses to average net assets .............        0.86%(c)         0.93%         0.90%(c)
  Ratio of net investment income to average net assets         4.43%(c)         4.35%         4.44%(c)
  Ratio of expenses to average net assets* ............        1.23%(c)         1.37%         1.33%(c)
  Ratio of net investment income to average net assets*        4.06%(c)         3.91%         4.01%(c)
  Portfolio turnover (d) ..............................        3.30%           16.78%        19.75%

-----------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 KENTUCKY MUNICIPAL BOND FUND
                                                        ---------------------------------------------
                                                                              CLASS B
                                                        ---------------------------------------------
                                                          SIX MONTHS         YEAR        MARCH 16,
                                                             ENDED           ENDED       1995 TO
                                                          DECEMBER 31,      JUNE 30,     JUNE 30,
                                                              1996           1996         1995(a)
                                                          -----------     -----------    -----------
                                                         (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ..................................   $    9.99        $    9.87     $    9.75
                                                          ---------        ---------     ---------
Investment Activities:
 Net investment income ................................        0.19             0.38          0.14
 Net realized and unrealized gains from investments ...        0.15             0.13          0.12
                                                          ---------        ---------     ---------
   Total from Investment Activities ...................        0.34             0.51          0.26
                                                          ---------        ---------     ---------
Distributions:
 Net investment income ................................       (0.19)           (0.39)        (0.14)
                                                          ---------        ---------     ---------
   Total Distributions ................................       (0.19)           (0.39)        (0.14)
                                                          ---------        ---------     ---------
NET ASSET VALUE,
  END OF PERIOD .......................................   $   10.14        $    9.99     $    9.87
                                                          =========        =========     =========
Total Return (Excludes Sales Charge) ..................        3.46%(b)         5.16%         2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net Assets at end of period (000) ...................   $   1,992        $   1,457     $      79
  Ratio of expenses to average net assets .............        1.50%(c)         1.58%         1.58%(c)
  Ratio of net investment income to average net assets         3.77%(c)         3.70%         3.89%(c)
  Ratio of expenses to average net assets* ............        1.89%(c)         2.02%         2.21%(c)
  Ratio of net investment income to average net assets*        3.38%(c)         3.26%         3.25%(c)
  Portfolio turnover (d) ..............................        3.30%           16.78%        19.75%

---------------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on March 16, 1995.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                          OHIO MUNICIPAL BOND FUND
                                         --------------------------------------------------------------------------------------
                                                                               FIDUCIARY
                                         --------------------------------------------------------------------------------------
                                     SIX MONTHS
                                         ENDED                            YEARS ENDED JUNE 30,
                                     DECEMBER 31,      ------------------------------------------------------------------------
                                        1996              1996           1995            1994           1993          1992(a)
                                     ----------        ----------     ----------     ----------     ----------     ------------
                                      (UNAUDITED)

NET ASSET VALUE,
  BEGINNING OF PERIOD ............   $    10.69        $    10.65     $    10.58     $    11.11     $    10.48     $    10.00
                                     ----------        ----------     ----------     ----------     ----------     ----------

Investment Activities:
   Net investment income .........         0.28              0.56           0.55           0.51           0.54           0.56
   Net realized and unrealized
    gains (losses) from
    investments ..................         0.19              0.04           0.07          (0.50)          0.62           0.47
                                     ----------        ----------     ----------     ----------     ----------     ----------
     Total from Investment
      Activities .................         0.47              0.60           0.62           0.01           1.16           1.03
                                     ----------        ----------     ----------     ----------     ----------     ----------
Distributions:
 Net investment income ...........        (0.28)            (0.56)         (0.55)         (0.52)         (0.53)         (0.55)
 In excess of net realized
  gains ..........................         --                --             --            (0.02)          --             --
                                     ----------        ----------     ----------     ----------     ----------     ----------
   Total Distributions ...........        (0.28)            (0.56)         (0.55)         (0.54)         (0.53)         (0.55)
                                     ----------        ----------     ----------     ----------     ----------     ----------

NET ASSET VALUE,
  END OF PERIOD ..................   $    10.88        $    10.69     $    10.65     $    10.58     $    11.11     $    10.48
                                     ==========        ==========     ==========     ==========     ==========     ==========

Total Return (Excludes Sales
  Charge) ........................         4.45%(b)          5.69%          6.07%          0.07%         11.43%         10.64%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000)   $   84,011        $   80,611     $   79,993     $   93,261     $   74,792     $   45,199
 Ratio of expenses to average net
   assets ........................         0.57%(c)          0.57%          0.58%          0.53%          0.55%          0.63%(c)
 Ratio of net investment income
   to average net assets .........         5.16%(c)          5.17%          5.29%          4.76%          5.14%          5.61%(c)
 Ratio of expenses to average net
   assets* .......................         0.88%(c)          0.95%          0.91%          0.86%          0.94%          1.21%(c)
 Ratio of net investment income
   to average net assets* ........         4.85%(c)          4.79%          4.96%          4.43%          4.75%          5.03%(c)
 Portfolio turnover (d) ..........         3.21%            24.61%         77.69%         16.77%         26.67%          9.78%

-------------------------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) The Fund commenced offering on July 12, 1991.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 OHIO MUNICIPAL BOND FUND
                                         -----------------------------------------------------------------------------
                                                                         CLASS A
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS
                                             ENDED                               YEARS ENDED JUNE 30,
                                         DECEMBER 31,      -------------------------------------------------------------------
                                             1996              1996           1995         1994          1993         1992(a)
                                         -----------       -----------    -----------  -----------   -----------   -----------
                                          (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...................  $    10.72       $    10.68    $    10.61    $    11.13    $    10.48    $    10.29
                                          ----------       ----------    ----------    ----------    ----------    ----------
Investment Activities:
  Net investment income ................        0.27             0.55          0.53          0.50          0.52          0.20
  Net realized and unrealized gains
    (losses) from investments ..........        0.20             0.03          0.07         (0.48)         0.64          0.21
                                          ----------       ----------    ----------    ----------    ----------    ----------
  Total from Investment  Activities ....        0.47             0.58          0.60          0.02          1.16          0.41
                                          ----------       ----------    ----------    ----------    ----------    ----------
Distributions:
 Net investment income .................       (0.27)           (0.54)        (0.51)        (0.50)        (0.51)        (0.22)
 In excess of net investment income ....        --               --           (0.02)        (0.02)         --            --
 In excess of net realized gains .......        --               --            --           (0.02)         --            --
                                          ----------       ----------    ----------    ----------    ----------    ----------
  Total Distributions ..................       (0.27)           (0.54)        (0.53)        (0.54)        (0.51)        (0.22)
                                          ----------       ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE,
  END OF PERIOD ........................  $    10.92       $    10.72    $    10.68    $    10.61    $    11.13    $    10.48
                                          ==========       ==========    ==========    ==========    ==========    ==========

Total Return (Excludes Sales Charge) ...        4.32%(b)         5.44%         5.79%        (0.05)%       11.40%        10.85%(c)

RATIOS/SUPPLEMENTARY DATA:
 Net Assets at end of period (000) .....  $   15,858       $   16,507    $   12,006    $   14,883    $   13,092    $       41
 Ratio of expenses to average net assets        0.81%(c)         0.82%         0.82%         0.78%         0.77%         1.01%(c)
 Ratio of net investment income
   to average net assets ...............        4.90%(c)         4.92%         5.01%         4.63%         4.85%         5.16%(c)
 Ratio of expenses to average net
   assets* .............................        1.21%(c)         1.30%         1.25%         1.21%         1.25%         1.40%(c)
 Ratio of net investment income
   to average net assets* ..............        4.50%(c)         4.44%         4.58%         4.20%         4.37%         4.77%(c)
 Portfolio turnover (d) ................        3.21%           24.61%        77.69%        16.77%        26.67%         9.78%



------------------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class A Shares commenced offering on February 18, 1992.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.



See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                      OHIO MUNICIPAL BOND FUND
                                                                 -------------------------------------------------------------
                                                                                               CLASS B
                                                                 -------------------------------------------------------------
                                                                                              Years ended June 30,
                                                                 SIX MONTHS ENDED       --------------------------------------
                                                                 DECEMBER 31, 1996      1996           1995           1994 (a)
                                                                 -----------------      ----           ----           --------
                                                                  (UNAUDITED)
NET ASSET VALUE,
 BEGINNING OF PERIOD ...................................            $10.79             $10.75          $10.68          $11.31
                                                                   -------             ------          ------          ------
Investment Activities:
   Net investment income ...............................              0.24               0.48            0.43            0.17
   Net realized and unrealized gains (losses) from
      investments ......................................              0.20               0.03            0.07           (0.62)
                                                                   -------             ------          ------          ------
      Total from Investment Activities .................              0.44               0.51            0.50           (0.45)
                                                                   -------             ------          ------          ------
Distributions:
   Net investment income ...............................             (0.24)             (0.47)          (0.43)          (0.17)
   In excess of net investment income ..................                --                 --              --           (0.01)
                                                                   -------             ------          ------          ------
      Total Distributions ..............................             (0.24)             (0.47)          (0.43)          (0.18)
                                                                   -------             ------          ------          ------
NET ASSET VALUE,
END OF PERIOD ..........................................            $10.99             $10.79          $10.75          $10.68
                                                                   =======             ======          ======          ======
Total Return (Excludes Sales Charge) ...................              4.07%(b)           4.79%           5.17%          (4.02)%(b)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ...................           $12,117             $8,854          $3,209          $2,043
   Ratio of expenses to average net assets .............              1.46%(c)           1.47%           1.48%           1.28%(c)
   Ratio of net investment income to average net assets               4.28%(c)           4.27%           4.40%           4.23%(c)
   Ratio of expenses to average net assets* ............              1.85%(c)           1.95%           1.91%           1.68%(c)
   Ratio of net investment income to average net assets*              3.89%(c)           3.79%           3.97%           3.83%(c)
   Portfolio turnover (d) ..............................              3.21%             24.61%          77.69%          16.77%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Class B Shares commenced offering on January 14, 1994.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                LOUISIANA MUNICIPAL
                                                                                     BOND FUND
                                                                        ---------------------------------------
                                                                                   FIDUCIARY
                                                                        ---------------------------------------
                                                                             SIX MONTHS     MARCH 26, 1996
                                                                              ENDED            THROUGH
                                                                         DECEMBER 31, 1996  JUNE 30, 1996(a)
                                                                        ------------------  -------------------
NET ASSET VALUE,
BEGINNING OF PERIOD ..........................................              $9.93               $10.00
                                                                         --------             --------
Investment Activities:
   Net investment income .....................................               0.24                 0.13
   Net realized and unrealized gains (losses) from investments               0.14                (0.07)
                                                                         --------             --------
      Total from Investment Activities .......................               0.38                 0.06
                                                                         --------             --------
Distributions:
   Net investment income .....................................              (0.24)               (0.13)
                                                                         --------             --------
      Total Distributions ....................................              (0.24)               (0.13)
                                                                         --------             --------
NET ASSET VALUE,
END OF PERIOD ................................................             $10.07                $9.93
                                                                         ========             ========
Total Return (Excludes Sales Charge) .........................               3.91%(b)             0.90%(b)(d)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) .........................           $126,727             $136,041
   Ratio of expenses to average net assets ...................               0.65%(c)             0.71%(c)
   Ratio of net investment income to average net assets ......               4.88%(c)             4.76%(c)
   Ratio of expenses to average net assets* ..................               0.86%(c)             0.86%(c)
   Ratio of net investment income to average net assets* .....               4.67%(c)             4.61%(c)
   Portfolio turnover (e) ....................................              10.24%               16.72%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from date reorganized as a fund of The One Group.
(b)  Not annualized.
(c)  Annualized.
(d) Represents total return for Class A Shares from December 1, 1995 through March 25, 1996 plus total return for Fiduciary Shares for the period March 26, 1996 through June 30, 1996. (e)Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                                    LOUISIANA MUNICIPAL BOND FUND
                                  --------------------------------------------------------------------------------------------
                                                                                              CLASS A
                                  --------------------------------------------------------------------------------------------
                                     SIX MONTHS           SEVEN MONTHS                       YEARS ENDED NOVEMBER 30,
                                       ENDED                 ENDED         ---------------------------------------------------
                                  DECEMBER 31, 1996     JUNE 30, 1996(a)   1995            1994            1993           1992
                                  -----------------     ---------------    ----            ----            ----           ----
                                     (Unaudited)
NET ASSET VALUE,
 BEGINNING OF PERIOD ......           $9.93            $10.09              $9.38          $10.27           $9.92           $9.73
                                    -------           -------           --------        --------        --------        --------
Investment Activities:
   Net investment income ..            0.23              0.24               0.50            0.49            0.52            0.55
   Net realized and
      unrealized gains
      (losses) from
      investments .........            0.14             (0.16)              0.71           (0.79)           0.42            0.26
                                    -------           -------           --------        --------        --------        --------
      Total from Investment
        Activities ........            0.37              0.08               1.21           (0.30)           0.94            0.82
                                    -------           -------           --------        --------        --------        --------
Distributions:
   Net investment income ..           (0.23)            (0.24)             (0.50)          (0.49)          (0.52)          (0.55)
   Net realized gains .....              --                --                 --           (0.10)          (0.07)          (0.07)
                                    -------           -------           --------        --------        --------        --------
      Total Distributions .           (0.23)            (0.24)             (0.50)          (0.59)          (0.59)          (0.62)
                                    -------           -------           --------        --------        --------        --------
NET ASSET VALUE,
  END OF PERIOD .............        $10.07             $9.93             $10.09           $9.38          $10.27           $9.92
                                    =======           =======           ========        ========        ========        ========
Total Return (Excludes
   Sales Charge) ..........            3.78%(b)          0.84%(b)          13.11%          (2.97)%          9.65%           8.64%
RATIOS/SUPPLEMENTARY
   Data:
   Net Assets at end of
      period (000) ........         $50,271           $53,479           $206,119        $196,820        $196,534        $135,692
   Ratio of expenses to
      average net assets ..            0.90%(c)          0.69%(c)           0.62%           0.65%           0.62%           0.58%
   Ratio of net investment
      income to average net
      assets ..............            4.63%(c)          4.71%(c)           5.07%           4.97%           5.07%           5.70%
   Ratio of expenses to
      average net assets* .            1.21%(c)          0.86%(c)           0.77%           0.80%           0.78%           0.83%
   Ratio of net investment
      income to average net
      assets* .............            4.32%(c)          4.54%(c)           4.92%           4.82%           4.91%           5.45%
   Portfolio turnover (d) .           10.24%            16.72%             28.00%          24.00%          25.00%          32.00%

-----
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Upon reorganizing as a fund of The One Group, the Paragon Louisiana Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon Louisiana Tax-Free Fund. The per share data for the periods prior to March 26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.67 to $10.00 effective March 26, 1996.
(b)  Not annualized.
(c)  Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


See notes to financial statements.

===============================================================================
THE ONE GROUP FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS



                                                                              LOUISIANA MUNICIPAL BOND FUND
                                                    --------------------------------------------------------------
                                                                                      CLASS B
                                                    --------------------------------------------------------------
                                                     SIX MONTHS       SEVEN MONTHS        YEAR       SEPTEMBER 16,
                                                       ENDED             ENDED           ENDED       1994 THROUGH
                                                    DECEMBER 31,        JUNE 30,       NOVEMBER 30,  NOVEMBER 30,
                                                       1996              1996(a)         1995         1994(b)
                                                    ------------      ------------     ------------  -------------
                                                    (Unaudited)
NET ASSET VALUE,
 BEGINNING OF PERIOD ........................          $9.93           $10.09            $9.36       $9.73
                                                      ------           ------           ------        ----
Investment Activities:
   Net investment income ....................           0.20             0.21             0.42        0.08
   Net realized and unrealized gains (losses)
      from investments ......................           0.14            (0.16)            0.73       (0.37)
                                                      ------           ------           ------        ----
      Total from Investment Activities ......           0.34             0.05             1.15       (0.29)
                                                      ------           ------           ------        ----
Distributions:
   Net investment income ....................          (0.20)           (0.21)           (0.42)      (0.08)
                                                      ------           ------           ------        ----
      Total Distributions ...................          (0.20)           (0.21)           (0.42)      (0.08)
                                                      ------           ------           ------        ----
NET ASSET VALUE,
  END OF PERIOD .............................         $10.07            $9.93           $10.09       $9.36
                                                      ======           ======           ======       =====
Total Return (Excludes Sales Charge) ........           3.45%(c)         0.48%(c)        12.52%       2.94%(c)
RATIOS/SUPPLEMENTARY DATA:
   Net Assets at end of period (000) ........         $3,605           $3,223           $2,115        $204
   Ratio of expenses to average net assets ..           1.55%(d)         1.50%(d)         1.37%       1.41%(d)
   Ratio of net investment income to
      average net assets ....................           3.96%(d)         3.98%(d)         4.27%       4.45%(d)
   Ratio of expenses to average net assets* .           1.89%(d)         1.70%(d)         1.52%       1.56%(d)
   Ratio of net investment income to
      average net assets* ...................           3.62%(d)         3.78%(d)         4.12%       4.30%(d)
   Portfolio turnover (e) ...................          10.24%           16.72%           28.00%      24.00%

-----
*    During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Upon reorganizing as a fund of The One Group, the Paragon Louisiana
     Tax-Free Fund became the Louisiana Municipal Bond Fund. Financial highlights for the periods prior to March 26, 1996 represents the Paragon
     Louisiana Tax-Free Fund. The per share data for the periods prior to March
     26, 1996 have been restated to reflect the impact of restatement of net asset value from $10.70 to $10.00 effective March 26, 1996.
(b)  Class B Shares commenced offering on September 16, 1994.
(c)  Not annualized.
(d)  Annualized.
(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

See notes to financial statements.

THE FUNDS

The Funds are part of the Trust, which is an open-end management investment company that offers shares in 40 separate funds, most of which offer three classes of shares. This Prospectus relates to the Class A, Class B and Fiduciary Class shares of the seven tax advantaged fixed income Funds of the Trust. Each class of shares provides for variations in distribution costs, voting rights, dividends and per share net asset value. Except for these differences among classes, each share of a Fund represents an undivided, proportionate interest in the Fund. Information regarding the Trust's 33 other funds and their classes is contained in separate prospectuses which may be obtained from the Trust's Distributor, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-480-4111.

INVESTMENT OBJECTIVES AND PERMISSIBLE INVESTMENTS

The investment objectives of the Funds are "fundamental" and may not be changed without a Shareholder vote. For additional information on Shareholder voting, see the sections of this Prospectus entitled "Other Information - Voting Rights" and "Investment Limitations." Unless expressly deemed to be fundamental, the investment policies of the Funds are non-fundamental and may be changed without a shareholder vote. You will be notified if a material change is made in a non-fundamental policy. There is no assurance that the Funds will meet their investment objectives.

Below is a description of each Fund's investment objective and policies, as well as a summary of the types of securities in which each Fund may invest. For additional information concerning the Funds' investments, see "Description of Permitted Investments." The risks associated with investment in the Funds and with certain investment techniques used by the Funds can be found in the sections entitled "Risk Factors" and "Description of Permitted Investments."

For purposes of the investment policies of the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Kentucky Municipal Bond Fund, "bonds" include debt instruments issued by the U.S. Treasury, U.S. government agencies, municipalities and zero coupon obligations. For purposes of the Intermediate Tax-Free Bond Fund and the Municipal Income Fund "bonds" additionally include mortgage related securities.

The One Group Intermediate Tax-Free Bond Fund

The One Group Intermediate Tax-Free Bond Fund seeks current income exempt from Federal income taxes consistent with prudent investment management and the preservation of capital. The Fund will invest at least 80% of its total assets in bonds and notes issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their respective authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from Federal income tax and is not treated as a preference item for purposes of the Federal alternative minimum tax ("Municipal Securities"). Corporate shareholders, however, will be required to include the interest on Municipal Securities in their alternative minimum taxable income. As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range between three and fifteen years. The Fund also may invest in mortgage-backed securities, restricted securities and mortgage dollar rolls.

The One Group Municipal Income Fund

The One Group Municipal Income Fund seeks current income exempt from Federal income taxes. The Fund will invest at least 80% of its total assets in debt securities issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their respective authorities, political subdivisions, agencies and instrumentalities, the interest of which is exempt from Federal income tax ("Municipal Securities"). As a matter of fundamental policy, at least 65% of the Fund's total assets will consist of bonds. It also is a fundamental policy that the Fund will not invest more than 25% of its net assets in securities within a single industry. This limitation includes revenue bonds payable only from revenues derived from facilities or revenues within a single industry (other than housing authority obligations or securities issued by governments or political subdivisions of governments). The Fund will invest, from time to time, more than 25% of its net assets in obligations of municipal housing authorities and single-family mortgage revenue bonds. The Fund does not intend to invest more than 25% of its net assets in securities of governmental units or issuers located in the same state, territory or possession of the United States. Under normal market conditions, it is anticipated that the Fund's average weighted maturity will range from five to fifteen years, although the Fund may shorten its average weighted maturity to as little as two years if deemed appropriate for temporary defensive purposes. The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Municipal Securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. As a result, shareholders in the Fund who are subject to the Federal alternative minimum tax may have all or a portion of their income from the Fund subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on Municipal Securities in their alternative minimum taxable income. The Fund also may invest in mortgage-backed securities, restricted securities and mortgage dollar rolls.

The One Group Arizona Municipal Bond Fund

The One Group Arizona Municipal Bond Fund seeks current income exempt from Federal income tax and Arizona personal income tax, consistent with the preservation of principal. The Fund will, as a matter of fundamental policy, invest at least 80% of its total assets in debt securities that are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions, the interest on which, in the opinion of counsel for the issuer, is exempt from Federal income tax, and is exempt from Arizona personal income tax ("Arizona Municipal Securities"). The Fund may invest up to 20% of its total assets in bonds and notes issued by or on behalf of states (other than Arizona), territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions, the interest on which is exempt from Federal income tax ("Municipal Securities"). The Fund's average weighted maturity will, under normal conditions, be between 5 and 20 years.

The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Municipal Securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. Thus, if you are subject to the Federal alternative minimum tax all or a portion of your income from the Fund may be subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on Arizona Municipal Securities and Municipal Securities in their alternative minimum taxable income. See "Tax Status of Distributions."

The One Group West Virginia Municipal Bond Fund

The One Group West Virginia Municipal Bond Fund seeks current income exempt from Federal income tax and West Virginia personal income tax, consistent with the preservation of principal. The Fund will, as a matter of fundamental policy, invest at least 80% of its total assets in debt securities that are issued by or on behalf of West Virginia or its respective authorities, agencies, instrumentalities and political subdivisions and that produce interest that, in the opinion of counsel for the issuer, is exempt from Federal income tax and is exempt from West Virginia personal income tax ("West Virginia Municipal Securities"). The Fund may invest up to 20% of its total assets in bonds and notes issued by or on behalf of states (other than West Virginia), territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, and political subdivisions the interest on which is exempt for Federal income tax ("Municipal Securities"). The Fund's average weighted maturity will, under normal conditions, be between 5 and 20 years.

The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Municipal Securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. Thus, if you are subject to the Federal alternative minimum tax, all or a portion of your income from the Fund may be subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on West Virginia Municipal Securities and Municipal Securities in their alternative minimum taxable income. See "Tax Status of Distributions."

The One Group Louisiana Municipal Bond Fund

The One Group Louisiana Municipal Bond Fund seeks current income both consistent with the preservation of principal and exempt from Federal income tax and Louisiana income tax. As a matter of fundamental policy the fund will invest at least 80% of its net assets in investment grade municipal securities issued by or on behalf of the State of Louisiana and its political subdivisions, agencies and instrumentalities, the interest on which is exempt from both Federal income tax and Louisiana state income tax. The fund's dollar-weighted average maturity will, under normal conditions, vary between five and 20 years, although the fund may invest in securities of any maturity. The municipal securities in which the fund invests may carry fixed rates of return or have floating or variable rates. Although the fund intends to invest all of its assets in the municipal securities described above, up to 20% of its assets may be held in cash or invested in municipal securities of other states, short-term taxable investments including repurchase agreements, U.S. Government Securities or other cash equivalents and Louisiana municipal securities such as "private activity" bonds the interest on which may be treated as a tax preference item under the Federal alternative minimum tax for individuals. Thus, if you are subject to the Federal alternative minimum tax, all or a portion of your income from the Fund may be subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on Municipal Securities in their alternative minimum taxable income. See "Tax Status of Distributions."

The fund may invest its assets in: (i) general obligation bonds; (ii) revenue bonds, including industrial development revenue bonds; (iii) short-term municipal securities of all types, including tax anticipation notes, revenue anticipation notes, and bond anticipation notes; and (iv) certificates of participation in a pool of municipal securities held by a bank or other financial institution, the interest from which is, in the opinion of counsel to the issuer, exempt from Federal and Louisiana income tax.

The One Group Kentucky Municipal Bond Fund

The One Group Kentucky Municipal Bond Fund seeks current income exempt from Federal income tax and Kentucky personal income tax, consistent with the preservation of principal. As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in debt securities that produce interest that, in the opinion of counsel for the issuer, is exempt from Federal income tax ("Municipal Securities"), or the Fund will invest its assets so that at least 80% of its annual interest income is exempt from Federal income tax. In addition, as a matter of fundamental policy, the Fund will invest at least 65% of its total assets in bonds that are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities an political subdivisions and that produce interest that, in the opinion of counsel for the issuer, is exempt from Kentucky personal income tax ("Kentucky Municipal Securities"). The Fund may invest up to 35% of its total assets in bonds and notes issued by or on behalf of states (other than Kentucky) , territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, that produce interest that, in the opinion of counsel for the issuer, is exempt from Federal income tax. The Fund's average weighted maturity will, under normal conditions, range between 5 and 20 years.

The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Kentucky Municipal Securities and Municipal Securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. This, if you are subject to the Federal alternative minimum tax, all or a portion of your income from the Fund may be subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on Kentucky Municipal Securities and Municipal Securities in their alternative minimum taxable income. See "Tax Status of Distributions."

The One Group Ohio Municipal Bond Fund

The One Group Ohio Municipal Bond Fund seeks current income exempt from Federal income tax and Ohio personal income tax, consistent with the preservation of principal. As a matter of fundamental policy, the Fund will invest at least 80% of its total assets in debt securities that are issued by or on behalf of Ohio or its respective authorities, agencies, instrumentalities and political subdivisions, interest on which, in the opinion of counsel for the issuer, is exempt from Federal income tax, and is exempt from Ohio personal income tax ("Ohio Municipal Securities"). The Fund may invest up to 20% of its total assets in bonds and notes issued by or on behalf of states (other than Ohio), territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions, that produce interest that, in the opinion of counsel for the issuer, is exempt from Federal income tax ("Municipal Securities"). The Fund's average weighted maturity will, under normal conditions, range between 5 and 20 years.

The Fund maintains the ability under normal conditions to invest as much as 100% of its assets in Ohio Municipal Securities and Municipal Securities issued to finance private activities the interest on which is a tax preference item for purposes of the Federal alternative minimum tax. Thus, if you are subject to the Federal alternative minimum tax, all or a portion of your income from the Fund may be subject to Federal income tax. In addition, corporate shareholders will be required to include the interest on Ohio Municipal Securities and Municipal Securities in their alternative minimum taxable income. See "Tax Status of Distributions."

ADDITIONAL INVESTMENT INFORMATION

Additional Permissible Investments

In addition to the permissible investments described above, the Funds also may invest in securities purchased on a when-issued basis and forward commitments, variable and floating rate notes, commercial paper, time deposits, certificates of deposit, receipts, which may include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS") and Certificates of Accrual on Treasury Securities ("CATS"), U.S. Treasury obligations, which may include Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES"), bankers' acceptances, repurchase agreements, reverse repurchase agreements, and securities of other investment companies. The Funds also may invest in options, futures contracts, options on futures contracts, securities subject to demand features, zero coupon obligations, swap transactions, structured instruments, municipal leases, and participation interests. The Funds also may engage in securities lending transactions.

In addition to those instruments and techniques listed above, the Funds may invest in new options, futures contracts and other financial products that may be developed to the extent that these products are consistent with the Fund's investment objective and policies.

Debt Ratings

Municipal Securities in which the Funds may invest, if bonds, must be rated at the time of investment, in one of the four highest rating categories described below under "Description of Ratings" or, if unrated, determined by Banc One Advisors to be of comparable quality.

Arizona Municipal Securities, West Virginia Municipal Securities, Louisiana Municipal Securities, Ohio Municipal Securities, and Kentucky Municipal Securities, if bonds, must be rated at the time of investment, in one of the four highest rating categories described below under "Description of Ratings" at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality.

Other securities in which the Funds may invest, such as tax-exempt commercial paper, notes and variable rate demand obligations, must be rated in the highest or second highest rating categories described below under "Description of Ratings" or, if unrated, determined by Banc One Advisors to be of comparable quality.

The Louisiana Municipal Bond Fund also may invest in short-term tax-exempt municipal securities rated at least MIG-3 (VMIG-3) by Moody's or SP-2 by S&P, or, if unrated, determined by Banc One Advisors to be of comparable quality. Securities rated Baa, BBB, MIG-3 (VMIG-3) and SP-2 may have speculative elements as well as investment grade characteristics. For more details, see "Description of Ratings," in this Prospectus.

Illiquid Investments

Each Fund may invest up to 15% of its net assets in illiquid investments, including restricted securities and private placements that are not deemed to be liquid by Banc One Advisors. An illiquid instrument is a security that cannot be disposed of promptly in seven (7) days. Banc One Advisors may determine that securities that cannot be sold to the general public but may be sold to institutional investors (for example, Rule 144A Securities and privately placed commercial paper) are liquid. In making liquidity determinations, Banc One Advisors will follow guidelines established by the Board of Trustees

For a detailed description of the Funds' permitted investments, see "Description of Permitted Investments." For a description of permitted investments for temporary defensive purposes, see "Temporary Defensive Position." In the event a security owned by the Funds is downgraded below the rating categories described above, Banc One Advisors will review the reclassification and take appropriate action with regard to the security.

RISK FACTORS

Risks of Investing in Fixed-Income Securities

The market value of a Fund's fixed-income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Except under conditions of default, changes in the value of fixed-income securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

Because the Funds' investments are interest rate sensitive, the Fund's performance will depend in varying degree on fluctuations in market interest rates. Banc One Advisors will utilize appropriate strategies which attempt to maximize returns to the Funds, while minimizing the associated risks to their invested capital. Operating results also will depend upon the availability of opportunities for the investment of the Funds' assets, including purchases and sales of suitable securities.

Risks of Investing in Mortgage-Related Securities and Municipal Housing Bonds

The Funds may invest in mortgage-related securities. Mortgage-related securities include, among other things, mortgage-backed securities, adjustable rate mortgage loans, and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, the adjustability of interest rates, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, the Funds may fail to recoup any premium paid on mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The Funds will attempt to control this risk by using various analytical and hedging techniques. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force the Funds to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for the Funds to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.

Risk of Investing in Certain Municipal Securities

Municipal Securities rated in the fourth highest rating category are generally considered investment grade securities, although S&P indicates that such Municipal Securities have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of such securities to make principal and interest payments than is the case with higher grade securities.

Risk Relating to Certain Investment Techniques

Certain investment management techniques that a Fund may use may expose the Fund to special risks. These include, but are not limited to, engaging in hedging transactions (including mortgage and interest rate swaps and interest rate floors and caps), purchasing and selling futures and options, making forward commitments, purchasing structured instruments, lending portfolio securities and entering into mortgage dollar rolls. These practices could expose a Fund to potentially greater risk of loss than more traditional fixed-income investments. In addition, the permissible investments listed above includes selected securities that may be considered to be derivatives, including options, futures, options on futures, structured instruments, collateralized mortgage obligations (CMOs and REMICs), swaps, caps, floors, new financial products and inverse floating rate instruments, and stripped mortgage-backed securities.

For additional information on each of the Fund's permitted investments and associated risks, see "Description of Permitted Investments."

FACTS ABOUT NON-DIVERSIFIED FUNDS

All of the Funds, with the exception of the Intermediate Tax Free Bond Fund and the Municipal Income Fund, are "non-diversified" investment companies. This means that these Funds are less limited in the proportion of their assets that may be invested in securities of a single issuer. However, the Funds intend to conduct their operations so as to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). Because of the relatively small number of issuers of Arizona, West Virginia, Kentucky, Louisiana and Ohio Municipal Securities, each respective Fund may invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This concentration involves an increased risk of loss to the Funds if the issuer is unable to make interest or principal payments or if the market value of such securities were to decline and, consequently, may cause greater fluctuation in the net asset value of the Fund's shares.

As a matter of non-fundamental policy, the Funds will not concentrate in any industry. However, each Fund may invest up to 25% of its assets in revenue securities that are based, directly or indirectly, on the credit of private entities in any one industry.

SPECIAL CONSIDERATIONS RELATED TO:

Ohio Municipal Securities

The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products, and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Fund or the ability of the respective obligers to make timely payment of interest and principal on such obligations. See the Statement of Additional Information.

Arizona Municipal Securities

The composition of the State's economy has changed significantly in recent years. Arizona has shifted from a resources-based economy to an economy based on high-tech manufacturing, construction and services. The construction sector is cyclical and is now in the upward portion of the cycle. No assurances can be given that any sector of Arizona's economy will continue to perform as it is performing at this time. Although Arizona's economy in general has recovered from the downturn suffered in the middle to late 1980s, not all areas of the State have shown the same gains. Generally, employment and growth has lagged in the agricultural sector, and on Indian reservations. In addition, Arizona's wheat crop suffered a severe setback in 1996 with the discovery of Karnal Bunt, resulting in an embargo on foreign sales. The wheat can now be sold domestically only for non-human purposes.

The problems associated with Arizona's rapid growth must still be addressed. These problems include, without limitation, air quality, transportation, school finance, and the continuing need for public infrastructure.

The ability of Arizona and its political subdivisions to respond to the ever-increasing burdens placed upon them by this growth has been limited in part by Constitutional and legislative restrictions on property tax increases and limitations on annual expenditure increases. Subject to certain exceptions, the maximum amount of property taxes levied by any Arizona county, city, town or community college district for its operations and maintenance expenditures cannot exceed the amount levied in a preceding year by more than two percent. Certain taxes are specifically exempt from this limit, including taxes levied for debt service payments.

Annual property taxes levied for the payment of general obligation bonded indebtedness are unlimited as to rate or amount. Taxes to pay General Obligation Refunding Bonds are in almost all cases unlimited as to rate, but are limited in total amount to an amount no greater than the amount that would have been paid on the bonds refunded without regard to any prior redemption feature. However, there are Constitutional limitations on the aggregate amount of general obligation bonded indebtedness an Arizona municipality can incur, and these limitations could impede a municipality's ability to respond to the needs of a fast growing population for additional public facilities and services.

Inasmuch as the Arizona obligations in which the Fund may invest from time to time include general obligation bonds, revenue bonds, industrial development bonds, special tax and special assessment bonds, and the sensitivity of each of these types of investments to the general and economic factors discussed above may vary significantly, no assurance can be given as to the effect, if any, that these factors, individually or in the aggregate, may have on any individual Arizona obligation or on the Fund as a whole.

West Virginia Municipal Securities

Because of concentration of the West Virginia Municipal Bond Fund's investments in West Virginia Municipal Securities, the Fund is more subject to the risks of West Virginia's economy than if the Fund was invested in municipal securities of various states.

Coal mining and related industries remain an important part of the West Virginia economy, but increasing governmental regulation affecting production and usage of coal and reduction in demand for certain types of coal have had an adverse impact on the industry. State and local governments have made concentrated efforts to encourage diversification of the state's industries with some success, such as the tourism industry. However, in spite of increased taxes since 1989 and state budget surpluses at the end of the state's three most recent fiscal years, the state, local governments and school boards continue to struggle to produce sufficient revenues to fund operations and support public education. In addition, West Virginia's unemployment continues to exceed the national average.

Kentucky Municipal Securities

As of May 31, 1996, Kentucky had an unemployment rate of 4.9%, which was below the national average of 5.3%. For the calendar year 1995, Kentucky's per capita income ranked 43rd in the nation and was 82% of the national average. The most current audited financial statements for Kentucky indicated a surplus of funds in the General Fund of $389,864,000 as of June 30, 1995, which was $299,295,000 above the budgeted balance.

Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather payment depends on revenues generated by the property financed by the securities.

Louisiana Municipal Securities

The Fund is more susceptible to factors adversely affecting issuers of Louisiana municipal securities than is a comparable municipal bond fund that is not concentrated in these issuers to this degree. Although it has recovered in recent years, Louisiana experienced severe financial difficulties in the late nineteen-eighties and continues to face the risks associated with a non-diversified economy. In particular, the significance of the oil and gas industry in Louisiana's economy has resulted in financial difficulties during unfavorable markets for oil and gas products and in financial benefits during favorable markets. Louisiana's general obligation bonds were rated as high as Aa by Moody's and AA by S&P, respectively, in 1984. The decline in oil prices affected the state through a loss of severance taxes and royalties, which together peaked at 26% of state governmental revenues in fiscal year 1982-1983 compared with 4.3% in fiscal year 1993-1994. Indirectly the decline in economic activity also affected the state's collection of various excise taxes. As a result, during the period from fiscal year 1987-1988 through fiscal year 1993-1994, Louisiana experienced operating budget deficits in three of the seven fiscal years, and its bonds were downgraded to Baa1/BBB+. After eliminating its deficit through the issuance of long-term bonds in 1988, the state has maintained positive ending General Fund balances through fiscal year 1993-1994. During the period from fiscal year 1990-91 through fiscal year 1994-95, the State experienced operating budget surpluses in four of the five fiscal years. The State projections for fiscal year 1995-96 indicate a potential revenue surplus of $76.8 million to continue all existing programs and operations.

The State's budget projections may also be impacted by certain matters relating to the Medicaid program. In fiscal year 1995-96, the State has dealt with a Medicaid revenue shortfall by reducing disproportionate share payments to health care providers, implementing budget cuts of approximately $300 million in the Medicaid program. Proposed changes in the design of the Medicaid program at the Federal level (i.e., elimination of "Medicaid" and adoption of "Medigrant") may cause the State to make additional modifications to its Medicaid program in order to continue to provide necessary medical services to the indigent population of the State in future years. The State submitted a
Section 1115 Waiver to the U.S. Department of Health and Human Services ("DHHS") on December 31, 994, and subsequently amended the waiver to include public health maintenance organizations. The proposed funding in the amended waiver was unacceptable to DHHS. Currently, the waiver application is in pending status and the State is working with DHHS to achieve an acceptable funding mechanism.

In 1996, the Louisiana Legislature passed a "local option" bill which will permit voters in each parish to decide at the general election to be held November, 1996 whether, and in what forms, gaming will be permitted in their parish. Each form of gaming will be considered separately in each parish. If the voters decide to prohibit a form of gaming in a parish, those currently holding licenses for that form of gaming will be permitted to continue operations only until the licence expires; provided, however, video draw poker devices, which are licensed for one-year time periods, will be permitted to be renewed only two more times. The Louisiana Lottery and the Powerball Lottery, which are permitted by the State Constitution, will not be included in the referendum. It cannot be predicted whether any particular form of gaming will be prohibited in any or all of the parishes and to what extent the revenues of the State will be affected. If all forms of gaming are rejected in every parish of the State, however, the impact on the State budget will be gradual, as the "local option" bill provides for a "phrasing out" of gaming as described above.

HOW TO DO BUSINESS WITH
THE ONE GROUP

HOW TO INVEST IN THE ONE GROUP

Shares of the Funds are sold on a continuous basis and may be purchased directly from the Trust's Distributor, The One Group Services Company, by mail, by telephone, or by wire. Shares may also be purchased through a financial institution, such as a bank, savings and loan association or insurance company (each a "Shareholder Servicing Agent"), that has established a Shareholder servicing agreement with the Distributor or through a broker-dealer that has established a dealer agreement with the Distributor.

Purchases and redemptions of shares of the Funds may be made on any day that the New York Stock Exchange is open for trading ("Business Days"). The minimum initial and subsequent investments in the Funds are $1,000 and $100, respectively ($100 and $25, respectively, for employees of BANC ONE CORPORATION and its affiliates). Initial and subsequent minimum investments may be waived at the Distributor's discretion. Investors may purchase up to a maximum of $250,000 of Class B shares per individual purchase order.

Class A and Class B shares are offered to the general public. Fiduciary Class shares are offered to institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities (each an "Authorized Financial Organization"). For additional details regarding eligibility, call the Distributor at 1-800-480-4111.

BY MAIL

Investors may purchase Class A and Class B shares of the Funds by completing and signing an Account Application Form and mailing it, along with a check (or other negotiable bank instrument or money order) payable to "The One Group," to State Street Bank and Trust Company (the Trust's Transfer Agent and Custodian), P.O. Box 8500, Boston, MA 02266-8500. Subsequent purchases of shares may be made at any time by mailing a check to the Transfer Agent. Account Application Forms are available through the Distributor by calling 1-800-480-4111. All purchases made by check should be in U.S. dollars. Third party checks will not be accepted. When purchases are made by check or under the Systematic Investment Plan (see below), redemptions will not be allowed until the investment being redeemed has been in a Fund for 15 calendar days.

Purchases of Fiduciary Class shares and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, are made by an institutional investor and/or other intermediary on behalf of an investor (each also a "Shareholder Servicing Agent"). The Shareholder Servicing Agent may require an investor to complete forms in addition to the Account Application Form and to follow procedures established by the Shareholder Servicing Agent. Such Shareholders should contact their Shareholder Servicing Agents regarding purchases, exchanges and redemptions of shares. See "Additional Information Regarding Purchases."

BY TELEPHONE OR BY WIRE

Once an Account Application Form has been received, Shareholders are eligible to make purchases by telephone or wire (if that option has been selected by a Shareholder) by calling the Transfer Agent at 1-800-480-4111 or the Shareholder Servicing Agent, if applicable.

Shareholders may revoke their automatic eligibility to make purchases and/or redemptions by telephone or by wire, by sending a letter so stating to the Transfer Agent, State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500.

SYSTEMATIC INVESTMENT PLAN

Class A and Class B investors may make automatic monthly investments in the Funds from their bank, savings and loan or other depository institution accounts. The minimum initial and subsequent investments must be $25 under the Systematic Investment Plan, which minimum may be waived at the discretion of the Distributor. The Trust pays the costs associated with these transfers, but reserves the right, upon thirty days' written notice, to impose reasonable charges for this service. A depository institution may impose a charge for debiting an investor's account which would reduce the investor's return from an investment in the Funds.

FUND-DIRECT IRA

The Trust offers a tax-advantaged retirement plan for which shares of the Funds may be an appropriate investment. The Trust's retirement plan allows participants to defer taxes while helping them build their retirement savings.

The One Group's Fund-Direct IRA is a retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. An IRA Adoption Agreement may be obtained by calling the Distributor at 1-800-480-4111.

ADDITIONAL INFORMATION REGARDING PURCHASES

A purchase order will be effective as of the day received by the Distributor if the Distributor receives the order before 4:00 p.m., eastern time. However, an order may be cancelled if the Transfer Agent does not receive Federal funds before close of business on the next Business Day for Fiduciary Class shares, and before the close of business on the third Business Day for Class A and Class B shares, and the investor could be liable for any fees or expenses incurred by the Trust. Federal funds are monies credited to a bank's account with a Federal Reserve Bank. The purchase price of shares of the Funds is the net asset value next determined after a purchase order is effected plus any applicable sales charge (the "offering price"). The net asset value per share of each Fund is determined by dividing the total market value of the Fund's investments and other assets allocable to a class, less any liabilities allocable to that class, by the total number of outstanding shares of such class. Net asset value per share is determined daily as of 4:00 p.m., eastern time, on each Business Day. For a further discussion of the calculation of net asset value, see the Statement of Additional Information. Shares also may be issued in transactions involving the acquisition by the Funds of securities held by collective investment funds sponsored and administered by affiliates of Banc One Advisors. Purchases will be made in full and fractional shares of the Funds calculated to three decimal places. Although the methodology and procedures are identical, the net asset value per share of classes within the Funds may differ because the distribution expenses charged to Class A shares and Class B shares are not charged to Fiduciary Class shares.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or its Shareholders to accept such order. Except as provided below, neither the Trust's Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon telephone or wire instructions, and the investor will bear all risk of loss. The Trust will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If such procedures are not employed, the Trust may be liable for any losses due to unauthorized or fraudulent instructions.

Fiduciary Class shares offered to institutional investors and to investors in certain retirement plans and Class A shares that are being offered to investors in certain retirement plans such as 401(k) and similar plans, other than Individual Retirement Accounts, will normally be held in the name of the Shareholder Servicing Agent effecting the purchase on the Shareholder's behalf, and it is the Shareholder Servicing Agent's responsibility to transmit purchase orders to the Distributor. A Shareholder Servicing Agent may impose an earlier cut-off time for receipt of purchase orders directed through it to allow for processing and transmittal of these orders to the Distributor for effectiveness the same day. The Shareholder should contact his or her Shareholder Servicing Agent for information as to the Shareholder Servicing Agent's procedures for transmitting purchase, exchange or redemption orders to the Trust. A Shareholder who desires to transfer the registration of shares beneficially owned by him or her, but held of record by a Shareholder Servicing Agent, should contact the Shareholder Servicing Agent to accomplish such change. Other Shareholders who desire to transfer the registration of their shares should contact the Transfer Agent.

No certificates representing the shares of the Funds will be issued. In communications to Shareholders, the Funds will not duplicate mailings of Fund material to Shareholders who reside at the same address.

SALES CHARGE

The following table shows the initial sales charge on Class A shares to a "single purchaser" (defined below) together with the commission paid to financial institutions and intermediaries (the "commission"):

                                                                                     SALES
                                                               SALES CHARGE        CHARGE AS         COMMISSION
                                                                   AS A           APPROPRIATE           AS A
                                                                PERCENTAGE        PERCENTAGE         PERCENTAGE
                                                                    OF                OF                 OF
                                                                 OFFERING         NET AMOUNT          OFFERING
AMOUNT OF PURCHASE                                                 PRICE           INVESTED             PRICE
                                                                   -----           --------             -----
less than $100,000                                                4.50%             4.71%               4.05%
$100,000 but less than $250,000                                   3.50%             3.63%               3.05%
$250,000 but less than $500,000                                   2.50%             2.56%               2.05%
$500,000 but less than $1,000,000                                 2.00%             2.04%               1.60%
$1,000,000 or more                                                0.00%             0.00%               0.00%

The commissions shown in the table apply to sales through financial institutions and intermediaries. Under certain circumstances, the Distributor will use its own funds to compensate financial institutions and intermediaries in amounts that are additional to the commissions shown above. The maximum cash compensation payable by the Distributor as a sales charge is 4.50% of the offering price (including the commission shown above and additional cash compensation described below). In addition, the Distributor will, from time to time and at its own expense, provide promotional incentives to financial institutions and intermediaries, whose registered representatives have sold or are expected to sell significant amounts of shares of the Funds, in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives to places within or outside the United States, and additional compensation in an amount up to 1.00% of the offering price of Class A shares of the Funds for sales of $1 million to $5 million, and 0.50% for sales over $5 million. An investor who purchases $1 million or more of Class A shares and is not assessed a sales charge at the time of purchase, will be assessed a sales charge equivalent to 1% of the purchase price if such investor redeems any or all of the Class A shares prior to the first anniversary of purchase. Under certain circumstances, commissions up to the amount of the entire sales charge will be reallowed to financial institutions and intermediaries, which might then be deemed to be "underwriters" under the Securities Act of 1933.

RIGHT OF ACCUMULATION

In calculating the sales charge rates applicable to current purchases of Class A shares, a "single purchaser" is entitled to cumulate current purchases with the current value at the offering price of previously purchased Class A and Class B shares of the Funds and other eligible funds of the Trust, other than the Trust's money market funds, that are sold subject to a comparable sales charge.

The term "single purchaser" refers to (i) an individual, (ii) an individual and spouse purchasing shares of the Funds for their own account or for trust or custodial accounts for their minor children, or (iii) a fiduciary purchasing for any one trust, estate or fiduciary account, including employee benefit plans created under Sections 401 or 457 of the Internal Revenue Code of 1986, as amended (the

"Code"), and including related plans of the same employer. To be entitled to a reduced sales charge based upon shares already owned, the investor must ask the Distributor for such reduction at the time of purchase and provide the account number(s) of the investor, the investor and spouse, and their minor children, and give the age of such children. The Funds may amend or terminate this right of accumulation at any time as to subsequent purchases.

LETTER OF INTENT

By initially investing at least $2,000 in Class A shares of one or more funds of the Trust that impose a comparable sales charge over the next 13 months, the sales charge may be reduced by completing the Letter of Intent section of the Account Application Form. The Letter of Intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period. In addition, pursuant to a Letter of Intent, the Custodian will hold in escrow the difference between the sales charge applicable to the amount initially purchased and the sales charge paid at the time of the investment, which is based on the amount covered by the Letter of Intent.

For example, assume an investor signs a Letter of Intent to purchase $250,000 of Class A shares of one (or more) of the funds of the Trust that impose a comparable sales charge and, at the time of signing the Letter of Intent, purchases $100,000 of Class A shares of one of these funds. The investor would pay an initial sales charge of 2.50% (the sales charge applicable to purchases of $250,000) and 1.00% of the investment (representing the difference between the 3.50% sales charge applicable to purchases of $100,000 and the 2.50% sales charge already paid) would be held in escrow until the investor has purchased the remaining $150,000 or more in Class A shares under the investor's Letter of Intent.

The amount held in escrow will be applied to the investor's account at the end of the 13-month period unless the amount specified in the Letter of Intent is not purchased. In order to qualify for a Letter of Intent, the investor will be required to make a minimum purchase of at least $2,000.

The Letter of Intent will not obligate the investor to purchase Class A shares, but if he or she does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. The Letter of Intent may be dated as of a prior date to include any purchases made within the past 90 days.

OTHER CIRCUMSTANCES

No sales charge is imposed on Class A shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, or of an investment sub-adviser of a fund of the Trust and such sub-adviser's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which Authorized Financial Organizations act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment advisers, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment advisers, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment adviser, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class shares of a fund of the Trust or acquired in an exchange of Fiduciary Class shares of a fund for Class A shares of the same fund; (vi) purchased with proceeds from the recent redemption of shares of a mutual fund (other than a fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or
(xi) purchased in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which shares are purchased by the investor.

The waiver of the sales charge under circumstances (v), (vi) and (vii) above applies only if the purchase is made within 60 days of the redemption or distribution and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi) and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at

1-800-480-4111 to determine whether they are eligible to purchase shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of the waiver policies prior to initiating the procedures described in clauses (v), (vi) and (vii).

ALTERNATIVE SALES ARRANGEMENTS

CLASS B SHARES

Class B shares are not subject to a sales charge when they are purchased, but are subject to a sales charge (the "Contingent Deferred Sales Charge") if a Shareholder redeems them prior to the sixth anniversary of purchase. When a Shareholder purchases Class B shares, the full purchase amount is invested directly in the Funds. Class B shares of the Funds are subject to an ongoing distribution and Shareholder service fee at an annual rate of 1.00% of the Funds' average daily net assets as provided in the Class B Plan (described below under "The Distributor"). The Distributor has voluntarily agreed to reduce this fee to .90% of the Fund's average daily net assets attributable to Class B shares, for the indefinite future. This ongoing fee will cause Class B shares to have a higher expense ratio and to pay lower dividends than Class A shares. Class B shares convert automatically to Class A shares after eight years, commencing from the end of the calendar month in which the purchase order was accepted under the circumstances and subject to the qualifications described in this Prospectus.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. A dealer reallowance of 4.00% of the original purchase price of the Class B shares will be paid to financial institutions and intermediaries.

CONTINGENT DEFERRED SALES CHARGE

If the Shareholder redeems Class B shares prior to the sixth anniversary of purchase, the Shareholder will pay a Contingent Deferred Sales Charge at the rates set forth below. The Contingent Deferred Sales Charge is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on shares derived from reinvestment of dividends or capital gain distributions.

The amount of the Contingent Deferred Sales Charge, if any, varies depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

                                                            CONTINGENT DEFERRED
                                                             SALES CHARGE AS A
YEAR(S)                                                        PERCENTAGE OF
SINCE                                                          DOLLAR AMOUNT
PURCHASE                                                     SUBJECT TO CHARGE
--------                                                     -----------------
0-1                                                               5.00%
1-2                                                               4.00%
2-3                                                               3.00%
3-4                                                               3.00%
4-5                                                               2.00%
5-6                                                               1.00%
6-7                                                               None
7-8                                                               None

In determining whether a particular redemption is subject to a Contingent Deferred Sales Charge, it is assumed that the redemption is first of any Class A shares in the Shareholder's Fund account (unless the Shareholder elects to have Class B shares redeemed first) or shares representing capital appreciation, next of shares acquired pursuant to reinvestment of dividends and capital gain distributions, and finally of other shares held by the Shareholder for the longest period of time. This method should result in the lowest possible sales charge.

To provide an example, assume you purchased 100 shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional shares through dividends paid in shares. If you then make your first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to charge because you received them as dividends. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a Contingent Deferred Sales Charge at a rate of 4.00% (the applicable rate prior to the second anniversary after purchase).

The Contingent Deferred Sales Charge is waived on redemption of shares: (i) for distributions that are made under a Systematic Withdrawal Plan of the Trust and that are limited to no more than 10% of the account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date; (ii) following the death or disability (as defined in the Code), of a Shareholder or a participant or beneficiary of a qualifying retirement plan if redemption is made within one year of such death or disability; or (iii) to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a Shareholder who has attained the age of 70 1/2. A Shareholder or his or her representative should contact the Transfer Agent to determine whether a retirement plan qualifies for a waiver and must notify the Transfer Agent prior to the time of redemption if such circumstances exist and the Shareholder is eligible for this waiver. In addition, the following circumstances are not deemed to result in a "redemption" of Class B shares for purposes of the assessment of a Contingent Deferred Sales Charge, which is therefore waived:
(i) plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party; or (ii) exchanges for Class B shares of other funds of the Trust as described under "Exchanges."

CONVERSION FEATURE

Class B shares include all shares purchased pursuant to the Contingent Deferred Sales Charge which have been outstanding for less than the period ending eight years after the end of the month in which the shares were purchased. At the end of this period, Class B shares will automatically convert to Class A shares and will be subject to the lower distribution and Shareholder service fees charged to Class A shares. Such conversion will be on the basis of the relative net asset values of the two classes, without the imposition of any sales charge, fee or other charge. The conversion is not a taxable event to a Shareholder.

For purposes of conversion to Class A shares, shares received as dividends and other distributions paid on Class B shares in a Shareholder's Fund account will be considered to be held in a separate sub-account. Each time any Class B shares in a Shareholder's Fund account (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares.

If a Shareholder effects one or more exchanges among Class B shares of the funds of the Trust during the eight-year period, the Trust will aggregate the holding periods for the shares of each fund of the Trust for purposes of calculating that eight-year period. Because the per share net asset value of the Class A shares may be higher than that of the Class B shares at the time of conversion, a Shareholder may receive fewer Class A shares than the number of Class B shares converted, although the dollar value will be the same.

EXCHANGES

CLASS A AND FIDUCIARY CLASS

Fiduciary Class Shareholders of a Fund may exchange their shares for Class A shares of that Fund or for Class A shares or Fiduciary Class shares of another fund of the Trust.

Class A Shareholders of a Fund may exchange their shares for Fiduciary Class shares of that Fund or for Fiduciary Class shares or Class A shares of another fund of the Trust, if the Shareholder is eligible to purchase such shares.

The exchange privilege may be exercised only in those states where the shares of a Fund or such other fund of the Trust may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged shares, except as provided below. The Trust does not impose a charge for processing exchanges of shares. If a Shareholder seeks to exchange Class A shares of a fund that does not impose a sales charge for Class A shares of a fund that does or the fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the fund into which the shares are being exchanged and any sales charges previously paid for the exchanged shares, including any sales charges incurred on any earlier exchanges of the shares (unless such sales charge is otherwise waived, as provided in "Other Circumstances"). The exchange of Fiduciary Class shares for Class A shares also will require payment of the sales charge unless the sales charge is waived, as provided in "Other Circumstances."

CLASS B

Class B Shareholders of the Funds may exchange their shares for Class B shares of any other fund of the Trust on the basis of the net asset value of the exchanged Class B shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B shares. The newly acquired Class B shares will be subject to the higher Contingent Deferred Sales Charge of either the fund from which the shares were exchanged or the fund into which the shares were exchanged. With respect to outstanding Class B shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the fund the shares are exchanging into or any other fund from which the shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B shares, the holding period for outstanding Class B shares of the fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B shares. For purposes of calculating the holding period applicable to the newly acquired Class B shares, the newly acquired Class B shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B shares of the fund from which the initial exchange was made.

ADDITIONAL INFORMATION REGARDING EXCHANGES

In the case of shares held of record by a Shareholder Servicing Agent but beneficially owned by a Shareholder, to exchange such shares the Shareholder should contact the Shareholder Servicing Agent, who will contact the Transfer Agent and effect the exchange on behalf of the Shareholder. If an exchange request in good order is received by the Transfer Agent by 4:00 p.m., eastern time, on any Business Day, the exchange usually will occur on that day. Any Shareholder who wishes to make an exchange must receive a current prospectus of the fund of the Trust in which he or she wishes to invest before the exchange will be effected.

The Trust reserves the right to change the terms and conditions of the exchange privilege discussed herein upon sixty days' written notice. An exchange between classes of shares of the same fund is not considered a taxable event; however, an exchange between funds of the Trust is considered a sale of shares and usually results in a capital gain or loss for Federal income tax purposes. Shareholders should consult their tax advisers for a more complete explanation of the Federal income tax consequences of an exchange of shares of the Funds.

A more detailed description of the above is set forth in the Statement of Additional Information.

The Trust's exchange privilege is not intended to afford Shareholders a way to speculate on short-term movements in the market. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Funds and increase transaction costs, the Trust has established a policy of limiting excessive exchange activity.

Exchange activity generally will not be deemed excessive if limited to TWO SUBSTANTIVE EXCHANGE REDEMPTIONS (AT LEAST 30 DAYS APART) from the Fund during any twelve month period. Notwithstanding these limitations, the Trust reserves the right to reject any purchase request (including exchange purchases from other funds of the Trust) that is reasonably deemed to be disruptive to efficient portfolio management.

REDEMPTIONS

Shareholders may redeem their shares without charge (except Class B shares, as provided above) on any Business Day; shares may ordinarily be redeemed by mail, by telephone or by wire. All redemption orders are effected at the net asset value per share next determined for Class A and Fiduciary Class shares, and at net asset value per share next determined reduced by any applicable Contingent Deferred Sales Charge for Class B shares, after receipt of a valid request for redemption. Payment to Shareholders for shares redeemed will be made within seven days after receipt by the Transfer Agent of the request for redemption.

BY MAIL

A written request for redemption must be received by the Transfer Agent in order to constitute a valid request for redemption. All written redemption requests should be sent to The One Group, c/o State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500, or the Shareholder Servicing Agent, if applicable. The Transfer Agent may require that the signature on the written request be guaranteed by a commercial bank, a member firm of a domestic stock exchange or by a member of the Securities Transfer Association Medallion Program or the Stock Exchange Medallion Program.

The signature guarantee requirement will be waived if all of the following conditions apply: (i) the redemption is for $5,000 worth of shares or less;
(ii) the redemption check is payable to the Shareholder(s) of record; and (iii) the redemption check is mailed to the Shareholder(s) at the address of record. The Shareholder may also have the proceeds mailed to a commercial bank account previously designated on the Account Application Form or by written instruction to the Transfer Agent or the Shareholder Servicing Agent, if applicable. There is no charge for having redemption requests mailed to a designated bank account.

BY TELEPHONE AND WIRE

Shareholders may have the payment of redemption requests wired or mailed to a domestic commercial bank account previously designated on the Account Application Form. Wire redemption requests may be made by the Shareholder by telephone to the Transfer Agent at 1-800-480-4111, provided that the Shareholder has elected the telephone redemption privilege in writing to the Distributor, or to the Shareholder Servicing Agent, if applicable. The Transfer Agent may reduce the amount of a wire redemption payment by its then-current wire redemption charge, which, as of the date of this Prospectus, is $7.00.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of the redemption instructions received by telephone if it reasonably believes those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine, and may be liable for losses resulting from unauthorized or fraudulent telephone transactions if it does not employ those procedures. Such procedures may include requesting personal identification information or recording telephone conversations.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders whose accounts have a value of at least $10,000 may elect to receive, or may designate another person to receive, monthly, quarterly or annual payments in a specified amount of not less than $100 each. There is no charge for this service. Under the Systematic Withdrawal Plan, all dividends and distributions must be reinvested in shares of the Funds from which they were received. Purchases of additional Class A shares while the Systematic Withdrawal Plan is in effect are generally undesirable because a sales charge is incurred whenever purchases are made.

Pursuant to the Systematic Withdrawal Plan, Class B Shareholders may elect to receive, or may designate another person to receive, distributions provided the distributions are limited to no more than 10% of their account value annually, determined in the first year as of the date the redemption request is received by the Transfer Agent, and in subsequent years, as of the most recent anniversary of that date. In addition, Shareholders who have attained the age of 70 1/2 may elect to receive distributions, to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan.

If the amount of the systematic withdrawal exceeds the income accrued since the previous withdrawal under the Systematic Withdrawal Plan, the principal balance invested will be reduced and shares will be redeemed.

OTHER INFORMATION REGARDING REDEMPTIONS

At various times, the Funds may be requested to redeem shares for which they have not yet received good payment. In such circumstances, the forwarding of proceeds may be delayed for 15 or more days until payment has been collected for the purchase of such shares. The Funds intend to pay cash for all shares redeemed. See "How to Invest In The One Group - by Mail."

Due to the relatively high costs of handling small investments, a Fund reserves the right to redeem, at net asset value, the shares of any Shareholder if, because of redemptions of shares by or on behalf of the Shareholder, the account of such Shareholder in a Fund has a value of less than $1,000, the minimum initial purchase amount. Accordingly, an investor purchasing shares of a Fund in only the minimum investment amount may be subject to such involuntary redemption if he or she thereafter redeems any of these shares. Before a Fund exercises its right to redeem such shares and to send the proceeds to the Shareholder, the Shareholder will be given notice that the value of the shares in his or her account is less than the minimum amount and will be allowed 60 days to make an additional investment in the Fund in an amount which will increase the value of the account to at least $1,000.

See the Statement of Additional Information for examples of when the Trust may suspend the right of redemption or redeem shares involuntarily if it appears appropriate to do so in light of the Trust's responsibilities under the Investment Company Act of 1940.

MANAGEMENT OF THE FUNDS

The Trustees

The Trustees oversee the management and administration of the Funds. Among their other duties, the Trustees are responsible for making major decisions relating to each Fund's investment objectives and policies. The Trustees delegate the day-to-day management of the Funds to the officers of the Trust and meet at least quarterly to review the Funds' investment policies, performance, expenses and other business affairs.

THE ADVISOR

The Trust and Banc One Advisors have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, Banc One Advisors makes the day-by-day investment decisions for the Funds and continuously reviews, supervises and administers the Funds' investment programs. Banc One Advisors discharges its responsibilities subject to the supervision of, and policies established by, the Trustees of the Trust. Banc One Advisors began serving as investment adviser to the Trust in 1993 and currently serves as investment adviser to all of the funds of the Trust, as well as adviser to other mutual funds and individual, corporate, charitable and retirement accounts. Banc One Advisors and its affiliates have considerable investment management experience dating back to 1985.

Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION currently has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance and insurance. The Trust's shares are not deposits or obligations of, or endorsed or guaranteed by BANC ONE CORPORATION or its affiliates. The Trust's shares are not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or by any other governmental agency or government sponsored agency of the Federal government or any state.

On a consolidated basis, BANC ONE CORPORATION had assets of over $97 billion as of June 30, 1996.

THE FUND MANAGERS

Gary J. Madich, CFA, is Senior Managing Director and Chief Investment Officer of Fixed Income Securities. Mr. Madich joined Banc One Advisors in February, 1995. Prior to joining Banc One Advisors, Mr. Madich was a Senior Vice President and Portfolio Manager with Federated Investors. Mr. Madich has seventeen years of investment management experience.

Patrick M. Morrissey has served as the Manager of the Intermediate Tax-Free Bond Fund since February, 1994 and as Manager of the Municipal Income Fund since its inception in February, 1993. Mr. Morrissey has been employed by Banc One Advisors and its affiliates since October, 1992. From September, 1986 to October, 1992, Mr. Morrissey served as Portfolio Manager at Norwest Investments and Trust.

David M. Sivinski, CFA, has served as Manager of the Ohio Municipal Bond Fund since May, 1994, as Manager of the Kentucky Municipal Bond Fund since December, 1994, and as co-Manager of the Louisiana Municipal Bond Fund since February, 1996. Mr. Sivinski also is Manager of the West Virginia Municipal Bond Fund. Mr. Sivinski has been with Banc One Advisors or its affiliates since 1975, working primarily in fixed income portfolio management and mortgage/asset-backed research.

Todd Curtis, CFA, is the Manager of the Arizona Municipal Bond Fund. From 1984 to 1996, Mr. Curtis managed a bank common trust fund with substantially the same investment objectives as the Arizona Municipal Bond Fund. Mr. Curtis has been involved in the management of both Arizona and national municipal securities since 1984 and has been employed by Banc One Advisors and its affiliates in the investment management business since 1981.

Donald Allred has served as co-Manager of the Louisiana Municipal Bond Fund since its inception in January, 1996, as the successor to the Paragon Municipal Bond Fund which was acquired by the Trust. Mr. Allred is also co-Manager of the Gulf South Growth Fund. Prior to joining Banc One Advisors, Mr. Allred served as President and Chief Executive Officer at Premier Investment Advisors, L.L.C., from 1985 to 1996. Mr. Allred managed the Paragon Gulf South Growth Fund from its inception in 1991 to 1996, when it was acquired by the Trust. Mr. Allred has 30 years of investment management experience.

Each Fund pays Banc One Advisors an investment advisory fee which is calculated daily and paid monthly. Banc One Advisors may voluntarily agree to waive a part of its fees. See "About the Fund -- Expense Summary." These fee waivers are voluntary and may be terminated at any time. Shareholders will be notified in advance if and when these waivers are terminated. The following investment advisory fee schedule (expressed as a percentage of average daily net assets), is applicable to each Fund:

                                                                                    FEES PAID FOR FISCAL
                                                      ANNUAL RATE (%)               YEAR ENDED JUNE 30, 1996
                                                      ---------------               ------------------------
The One Group Intermediate Tax-Free
 Bond Fund                                              .60%                             .30%
The One Group Municipal Income Fund                     .45%                             .35%
The One Group Arizona Municipal Bond Fund               .45%                             .14%
The One Group West Virginia Municipal Fund              .45%                             .39%
The One Group Louisiana Municipal Bond Fund             .60%                             .40%
The One Group Ohio Municipal Bond Fund                  .60%                             .30%
The One Group Kentucky Municipal Bond Fund              .45%                             .40%


THE DISTRIBUTOR

The One Group Services Company (the "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which shares of the Funds are sold on a continuous basis.

Class A shares are subject to a distribution and Shareholder services plan (the "Plan"). As provided in the Plan, the Trust will pay the Distributor a fee of
 .35% of the average daily net assets of Class A shares of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plan to .25% of the average daily net assets of the Class A shares of the Funds. Up to .25% of the fees payable under the Plan may be used as compensation for Shareholder services by the Distributor and/or financial institutions and intermediaries. All such fees that may be paid under the Plan will be paid pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Distributor may apply these fees toward: (i) compensation for its services in connection with distribution assistance or provision of Shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of Banc
One), savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries, as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of Shareholder services.

Class B shares are subject to a Contingent Deferred Sales Charge if such shares are redeemed prior to the sixth anniversary of purchase. Class B shares of the Funds are subject to an ongoing distribution and Shareholder service fee as provided in the Class B distribution and Shareholder services plan (the "Class B Plan") at an annual rate of 1.00% of each Fund's average daily net assets, which includes Shareholder servicing fees of .25% of each Fund's average net assets.

Proceeds from the Contingent Deferred Sales Charge and the distribution and Shareholder service fees under the Class B Plan are payable to the Distributor and financial intermediaries to defray the expenses of advance brokerage commissions and expenses related to providing distribution-related and Shareholder services to the Funds in connection with the sale of Class B shares, such as the payment of compensation to dealers and agents for selling Class B shares. The combination of the Contingent Deferred Sales Charge and the distribution and Shareholder service fees facilitate the ability of the Funds to sell the Class B shares without a sales charge being deducted at the time of purchase.

The Plan and the Class B Plan are characterized as compensation plans since the distribution fees will be paid to the Distributor without regard to the distribution or Shareholder service expenses incurred by the Distributor or the amount of payments made to financial institutions and intermediaries. The Funds also may execute brokerage or other agency transactions through an affiliate of Banc One Advisors or through the Distributor for which the affiliate or the Distributor receives compensation. Pursuant to guidelines adopted by the Board of Trustees of the Trust, any such compensation will be reasonable and fair compared to compensation received by other brokers in connection with comparable transactions.

During the fiscal year ended June 30, 1996, The One Group Services Company received fees aggregating .25% of the average daily net assets of the Class A shares of the Funds. In addition, The One Group Services Company received annualized fees of 1.00% of the average daily net assets of the Class B shares of the Funds.

Fiduciary Class shares of the Funds are offered without distribution fees to institutional investors, including Authorized Financial Organizations. It is possible that an institution may offer different classes of shares to its customers and thus receive different compensation with respect to different classes of shares. In addition, a financial institution that is the record owner of shares for the account of its customers may impose separate fees for account services to its customers.

THE ADMINISTRATOR

The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of the BISYS Group, Inc., and the Trust are parties to an administration agreement relating to the Funds (the "Administration Agreement"). Under the terms of the Administration Agreement, the Administrator is responsible for providing the Trust with administrative services (other than investment advisory services), including regulatory reporting and all necessary office space, equipment, personnel and facilities.

Banc One Advisors also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

The Administrator is entitled to a fee for administrative services, which is calculated daily and paid monthly, at an annual rate of .20% of each fund's average daily net assets on the first $1.5 billion in Trust assets (excluding The One Group Treasury Only Money Market Fund, The One Group Government Money Market Fund and The One Group Investor Funds), .18% of each fund's average daily net assets to $2 billion in Trust assets (excluding The One Group Treasury Only Money Market Fund, The One Group Government Money Market Fund, The One Group Investor Funds), and .16% of each fund's average daily net assets when Trust assets exceed $2 billion (excluding The One Group Treasury Only Money Market Fund, The One Group Government Money Market Fund and The One Group Investor Funds).

THE TRANSFER AGENT AND CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8500, Boston, MA 02266-8500 acts as Transfer Agent and Custodian for the Trust for which services it receives a fee. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940. Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street Bank and Trust Company and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

COUNSEL AND INDEPENDENT ACCOUNTANTS

Ropes & Gray serves as counsel to the Trust. Coopers & Lybrand L.L.P. serves as the independent accountants of the Trust.

OTHER INFORMATION

THE TRUST

The Trust was organized as a Massachusetts Business Trust under a Declaration of Trust filed on May 23, 1985. The Declaration of Trust permits the Trust to offer separate funds and different classes of each fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong to that fund and would be subject to liabilities related thereto.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to Shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organizational expenses. The total expenses for each Fund for the most recent fiscal year are set forth in this Prospectus under the heading "Expense Summary."

Banc One Advisors and the Administrator of the Funds each bears all expenses incurred in connection with the performance of their services as investment adviser and administrator, respectively, other than the cost of securities (including brokerage commissions, if any) purchased for the Funds.

As a general matter, expenses are allocated to each class of shares of each Fund on the basis of the net asset value of that class in relation to the net asset value of the Fund. At present, the only expenses that are allocated to Class A and Class B shares, other than in accordance with the relative net asset value of the class, are the different distribution and Shareholder services costs. See "Expense Summary." At present, no expenses are allocated to Fiduciary Class shares as a class that are not also borne by the other classes of shares of the Funds in proportion to the relative net asset values of the shares of such classes.

VOTING RIGHTS

Each share held entitles the Shareholder of record to one vote. Therefore, the number of votes a Shareholder is entitled to depends on the number of shares owned by the Shareholder. Each fund of the Trust will vote separately on matters relating solely to that fund.

In addition, each class of a fund shall have exclusive voting rights on any matter submitted to Shareholders that relates solely to that class, and shall have separate voting rights on any matter submitted to Shareholders in which the interests of one class differ from the interests of any other class. However, all fund Shareholders will have equal voting rights on matters that affect all fund Shareholders equally. As a Massachusetts Business Trust, the Trust is not required to hold annual meetings of Shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be elected or removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

DIVIDENDS

Substantially all of the net investment income (exclusive of capital gains) of the Funds is determined and declared daily, and is distributed in the form of periodic dividends to such Shareholders of the Funds on the first Business Day of each month. Capital gains of the Funds, if any, will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional Class A, Class B or Fiduciary Class shares, as applicable, at the net asset value next determined following the record date, unless the Shareholder has elected to take such payment in cash. Such election, or any revocation thereof, must be made in writing, at least 15 days prior to distribution, to the Transfer Agent at P.O. Box 8500, Boston, MA 02266- 8500, and will become effective with respect to dividends and distributions having record dates after its receipt by the Transfer Agent. Reinvested dividends and distributions receive the same tax treatment as dividends and distributions paid in cash.

Class B shares received as dividends and capital gains distributions at the net asset value next determined following the record date shall be held in a separate Class B sub-account. Each time any Class B shares (other than those in the sub-account) convert to Class A shares, a pro-rata portion of the Class B shares in the sub-account will also convert to Class A shares. (See "Conversion Feature.")

Dividends and distributions of the Funds are paid on a per-share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a dividend or the distribution of capital gains, a Shareholder will pay the full price for the shares and receive some portion of the price back as a taxable dividend or distribution even though such distribution would, in effect, represent a return of the Shareholder's investment.

The amount of dividends payable on Fiduciary Class shares will be more than the dividends payable on Class A and Class B shares because of the distribution expenses charged to Class A and Class B shares.

SHAREHOLDER INQUIRIES

Shareholder inquiries should be directed to the Administrator, The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219.

REPORTING

The Trust issues unaudited financial information semiannually and audited financial statements annually. The Trust furnishes proxy statements and other reports to Shareholders of record.

OTHER INVESTMENT POLICIES

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes during periods when Banc One Advisors determines that market conditions warrant such action, each Fund may invest up to 100% of its assets in money market instruments and may hold a portion of its assets in cash for liquidity purposes.

The Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, Ohio Municipal Bond Fund, and the Kentucky Municipal Bond Fund also may invest more than 20% of their net assets in municipal securities other than Louisiana, Arizona, West Virginia, Ohio, and Kentucky municipal securities, respectively, if deemed appropriate for temporary defensive purposes.

To the extent a Fund is engaged in a temporary defensive position, the Fund will not be pursuing its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover rates may vary greatly from year to year, as well as within a particular year. For the fiscal year ended June 30, 1996, the portfolio turnover rates for the Funds were as follows:

                                                                        PORTFOLIO
                                                                        TURNOVER RATE
                                                                        -------------
The One Group Intermediate Tax-Free
 Bond Fund                                                                111.58
The One Group Municipal Income Fund                                        83.17
The One Group Arizona Municipal Bond Fund                                  NA
The One Group West Virginia Municipal Fund                                 NA
The One Group Louisiana Municipal Bond Fund                                16.72
The One Group Ohio Municipal Bond Fund                                     24.61
The One Group Kentucky Municipal Bond Fund                                 16.78

Higher portfolio turnover rates will likely result in higher transaction costs to the Funds and may result in additional tax consequences to the Funds' Shareholders.

INVESTMENT LIMITATIONS

The investment objective and the following investment limitations are fundamental policies of each Fund. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Intermediate Tax-Free Bond Fund and the Municipal Income Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 5% of the total assets of a Fund would be invested in the securities of such issuer or a Fund would own more than 10% of the outstanding voting securities of such issuer. This restriction applies to 75% of a Fund's assets. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to Municipal Securities or governmental guarantees of Municipal Securities, and with respect to the Municipal Income Fund, housing authority obligations. For purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer shall not be deemed to be Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents.

The Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Ohio Municipal Bond Fund and the Kentucky Municipal Bond Fund may not:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities, securities of regulated investment companies, and, if consistent with a Fund's investment objective and policies, repurchase agreements involving such securities) if as a result more than 25% of the total assets of a Fund would be invested in the securities of such issuer. This restriction applies to 50% of a Fund's assets. With respect to the remaining 50% of its total assets, a Fund may not purchase the securities of any issuer if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer. For purposes of these limitations, a security is considered to be issued by the government entity whose assets and revenues guarantee or back the security. With respect to private activity bonds or industrial development bonds backed only by the assets and revenues of a non-governmental user, such user would be considered the issuer.

2. Purchase any securities that would cause more than 25% of the total assets of a Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (i) this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities; and (ii) this limitation does not apply to Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities and Louisiana Municipal Securities or governmental guarantees of Municipal Securities or Ohio Municipal Securities, Kentucky Municipal Securities, Arizona Municipal Securities, West Virginia Municipal Securities and Louisiana Municipal Securities. For purposes of this limitation (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents. In addition, with respect to the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, for purposes of this limitation only, private activity bonds that are backed only by the assets and revenues of a non-governmental issuer shall not be deemed to be Municipal Securities or Arizona Municipal Securities (for the Arizona Municipal Bond Fund) or West Virginia Securities (for the West Virginia Municipal Bond Fund).

None of the Funds may:

1. Make loans, except that a Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) engage in securities lending as described in this Prospectus and in the Statement of Additional Information.

The foregoing percentages will apply at the time of the purchase of a security. Additional investment limitations are set forth in the Statement of Additional Information.

DESCRIPTION OF PERMITTED INVESTMENTS

Listed below is a more complete description of some of the types of securities and other instruments in which the Funds may invest. For a more detailed description, see the Statement of Additional Information. Not all Funds are permitted to invest in all of the securities and instruments listed below. If an investment is limited to certain Funds, that limitation will be noted.

U.S. TREASURY OBLIGATIONS -- The Funds may invest in bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

RECEIPTS -- The Funds may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts ("TRS"), Treasury Investment Growth Receipts ("TIGRS"), and Certificates of Accrual on Treasury Securities ("CATS").

STRIPS, CUBES, TRS, TIGRS and CATS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, these securities may be subject to greater interest rate volatility than interest-paying U.S. Treasury obligations.

CERTIFICATES OF DEPOSIT -- Certificates of deposit ("CDs") are negotiable interest bearing instruments with a specific maturity. CDs are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity.

TIME DEPOSITS -- Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, a time deposit ("TD") earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid for purposes of the Fund's limitations on illiquid investments.

BANKERS' ACCEPTANCES -- Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by (i.e., made an obligation of) a commercial bank. Maturities are generally six months or less.

COMMERCIAL PAPER -- Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

U.S. GOVERNMENT AGENCIES -- Certain Federal agencies have been established as instrumentalities of the U.S. government to supervise and finance specific types of activities. Select agencies, such as the Government National Mortgage Association ("Ginnie

Mae") and the Export-Import Bank, are supported by the full faith and credit of the U.S. Treasury; others, such as the Federal National Mortgage Association ("Fannie Mae"), are supported by the credit of the instrumentality and have the right to borrow from the U.S. Treasury; others are supported by the authority of the U.S. government to purchase the agency's obligations; while still others, such as the Federal Farm Credit Banks and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), are supported solely by the credit of the instrumentality itself. No assurance can be given that the U.S. government would provide financial support to U.S. government sponsored agencies or instrumentalities if it is not obligated to do so by law. Obligations of U.S. government agencies include debt issues and mortgage-backed securities issued or guaranteed by select agencies.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. The custodian or its agent will hold the security as collateral for the repurchase agreement. Collateral must be maintained at a value at least equal to 100% of the repurchase price. The Funds bear a risk of loss in the event the other party defaults on its obligations and the Funds are delayed or prevented from their right to dispose of the collateral securities or if the Funds realize a loss on the sale of the collateral securities. Repurchase agreements typically are short-term in nature, generally overnight, and normally are used to invest temporary cash balances held by the Funds. The SEC considers repurchase agreements to be loans.

REVERSE REPURCHASE AGREEMENTS - The Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, the Funds would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Funds will enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Funds enter into a reverse repurchase agreement, they will place liquid high grade debt securities having a value equal to the repurchase price (including accrued interest), in a segregated custodial account and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. The SEC considers reverse repurchase agreements to be borrowings by the Funds.

SECURITIES LENDING -- In order to generate additional income, the Funds may lend up to 33% of the securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. government or its agencies, shares of an investment trust or mutual fund or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds will continue to receive interest on the securities lent while simultaneously seeking to earn interest on the investment of cash collateral in U.S. government securities, shares of an investment trust or mutual fund, or other short-term, highly liquid investments. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of the securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by Banc One Advisors to be of good standing under guidelines established by the Trust's Board of Trustees and when, in the judgment of Banc One Advisors, the consideration which can be earned currently from such securities loans justifies the attendant risk. The Funds will enter into loan arrangements only with counter parties which Banc One Advisors has deemed to be creditworthy under guidelines established by the Board of Trustees. Loans are subject to termination by the Funds or the borrower at any time, and are therefore, not considered to be illiquid investments.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND FORWARD COMMITMENTS -- The Funds may purchase securities on a when-issued basis when deemed by Banc One Advisors to present attractive investment opportunities. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, thereby involving the risk that the yield obtained will be less than that available in the market at delivery. When Banc One Advisors purchases a when-issued security, the Custodian will set aside cash or liquid securities to satisfy the purchase commitment. Although the purchase of securities on a when-issued basis is not considered to be leveraging, it has the effect of leveraging. The Funds generally will not pay for such securities or earn interest on them until received. In a forward commitment transaction, the Funds contract to purchase securities for a fixed price at a future date beyond customary settlement time. The Funds are required to hold and maintain in a segregated account until the settlement date, cash, U.S. government securities or liquid high-grade debt obligations in an amount sufficient to meet the purchase price. Alternatively, the Funds may enter into offsetting contracts for the forward sale of other securities that they own. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

INVESTMENT COMPANY SECURITIES -- The Funds may invest up to 5% of their total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of their assets in the securities of other investment companies. Other investment company securities may include securities of a money market fund of the Trust, and securities of other investment companies for which Banc One Advisors serves as investment adviser or administrator. Because other investment companies employ an investment adviser, such investments by the Funds may cause

Shareholders to bear duplicative fees. Banc One Advisors will waive its fee attributable to the assets of the investing fund invested in a money market fund of the Trust; and in other funds advised by Banc One Advisors, and, to the extent required by the laws of any state in which shares of the Trust are sold, Banc One Advisors will waive its fees attributable to the assets of any Fund invested in any investment company.

VARIABLE AND FLOATING RATE INSTRUMENTS -- Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. A demand instrument with a demand notice period exceeding seven days will be considered illiquid. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

OPTIONS -- The Funds may purchase call and put options, and write (i.e., sell) covered call options and secured put options on securities and indices. A call option gives the purchaser the right to buy, and obligates the writer of the option to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying security at the strike price during the option period. The Funds may invest in options to either hedge or increase yield. There are risks associated with options transactions, including the following: (i) the success of a hedging strategy may depend on the ability of Banc One Advisors to predict movements in the prices of the individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Funds and the prices of options; (iii) there may not be a liquid secondary market for options; and (iv) while the Funds will receive a premium when they write covered call options, they may not participate fully in a rise in the market value of the underlying security. It is expected that the Funds will only engage in option transactions with respect to permitted investments and related indices.

FUTURES CONTRACTS AND RELATED OPTIONS -- The Funds may enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC") if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of each Funds' total assets at current value. The Funds, however, may invest more than such amount for bona fide hedging purposes. Options and futures can be volatile instruments, and involve certain risks. If Banc One Advisors applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower a Fund's return. The Funds could also experience losses if the prices of their options and futures positions were poorly correlated with their other instruments, or if they could not close out their positions because of an illiquid secondary market. The Funds also may engage in options transactions referred to as straddles and spreads. Certain provisions of the Internal Revenue Code may limit the extent to which the Funds invest in futures contracts and related options.

STRUCTURED INSTRUMENTS - Structured instruments are debt securities issued by agencies or instrumentalities of the U.S. government (such as the Student Loan Marketing Association ("Sallie Mae"), Ginnie Mae, Fannie Mae, and Freddie Mac), banks, municipalities, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices. As a result, interest and/or principal payments may vary widely depending on a variety of factors, including the volatility of the referenced index and the effect of changes in the reference index or principal and/or interest payments. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available. Structured instruments are commonly considered to be derivatives.

While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

SWAPS, CAPS AND FLOORS -- In order to protect the value of the Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Funds' investments are traded, the Funds may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, for both hedging and non-hedging purposes. The Funds may enter into these transactions to manage their exposure to changing interest rates and other factors. Some transactions may reduce the Funds' exposure to market fluctuations while others will tend to increase market exposure. Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, a fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

Because swap contracts are individually negotiated, they remain the obligations of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults, a Fund may suffer a loss. In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, a Fund might be able to negotiate another swap contract with a different counterpart to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Advisors has determined that it would be prudent to close out or offset the first swap contract.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary portfolio securities transactions. If Banc One Advisors is incorrect in its expectations of market values or interest rates, the investment performance of a Fund would be less favorable than it would have been if this investment technique were not used.

The Funds generally will limit their investments in swaps, caps and floors to 25% of their total assets.

NEW FINANCIAL PRODUCTS -- New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and the Funds may invest in any such options, contracts and products as may be developed to the extent consistent with their investment objective, policies and restrictions and the regulatory requirements applicable to investment companies. These various products may be used to adjust the risk and return characteristics of the Funds' portfolio of investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of the Funds would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Funds to potentially greater return as well as potentially greater risk of loss than more traditional fixed-income investments. The Funds will generally limit their investments in new financial products to 25% of their total assets.

MUNICIPAL SECURITIES - Municipal securities are issued by a state or political subdivision to obtain funds for various public purposes. In addition, Municipal Securities also may consist of certain debt obligations known as private activity bonds and industrial development bonds may be issued to finance certain public and privately operated facilities. Municipal securities are generally classified as "general obligation" bonds and "revenue" bonds. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are not payable from the issuer's general revenues. Private activity bonds and industrial developments bonds are categorized as revenue bonds. The Funds also may purchase short-term tax-exempt General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt obligations. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Municipal securities may include municipal leases which may be considered illiquid for purposes of the Funds' limitation on illiquid investments.

An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's municipal securities in the same manner. The payment of principal and interest on private activity bonds and industrial development bonds generally is dependent solely on the ability of the facilities user to meet its financial obligations and the pledge, if any, of real and personal property as financed as security for such payment. In addition, the

Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance. Municipal securities may include obligations of municipal housing authorities and single family revenue bonds. Weaknesses in Federal housing subsidy programs may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds.

DEMAND FEATURES - The Funds may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount at a fixed price (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Funds. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemption requests and remain as fully invested as possible.

PARTICIPATION INTERESTS -- The Funds may purchase interests in municipal securities, including municipal leases, from financial institutions such as commercial and investment banks, savings and loan associations and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests, or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from Federal income tax. The Funds invest in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying municipal securities.

ZERO COUPON OBLIGATIONS -- The Funds may acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity. The Funds will purchase these obligations to permit investment of assets at a more favorable rate of return.

RESTRICTED SECURITIES -- The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under Federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in
Section 4(2) commercial paper, thus providing liquidity. The Funds believe that
Section 4(2) commercial paper and possibly certain other restricted securities that meet the criteria for liquidity established by the Trustees (such as Rule 144A securities and private placements) are quite liquid. The Funds intend, therefore, to treat the restricted securities that meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper and Rule 144A securities, as determined by Banc One Advisors, as liquid and not subject to the investment limitation applicable to illiquid securities.

MORTGAGE-BACKED SECURITIES--Mortgage-backed securities are debt obligations secured by real estate loans and pools of loans. The Funds may acquire securities representing an interest in a pool of mortgage loans that are issued or guaranteed by Ginnie Mae, Fannie Mae and Freddie Mac or other U.S. government agencies or instrumentalities. Mortgage-backed securities may also be issued by non-governmental entities and may or may not have private insurer guarantees of timely payments. The Funds may invest in Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs"). CMOs and REMICs are structures providing for redistribution of the cash flows of mortgage-related products to different bond classes (commonly referred to as tranches). This redistribution is achieved through specific rules for the monthly distribution of coupon interest and principal. This reallocation of interest and principal results in the redistribution of prepayment risk across the different bond classes. This allows for the creation of bonds with more or less prepayment risk than the underlying collateral exhibits.

Mortgage-backed securities are in most cases "pass-through" instruments, through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificate. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the average life or realized yield of a particular issue of pass-through certificates. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Funds may have to reinvest in securities with a lower yield. Moreover, prepayment of mortgages which underlie securities purchased at a premium could result in capital losses.

MORTGAGE DOLLAR ROLLS--The Funds may enter into mortgage "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of mortgage dollar rolls.

REGULATION OF MORTGAGE LOANS--Mortgage loans are subject to a variety of state and Federal regulations designed to protect borrowers which may impair the ability of the mortgage lender to enforce its rights under the mortgage documents. These regulations include legal restraints on foreclosures, homeowner rights of redemption after foreclosure, Federal and state bankruptcy and debtor relief laws, restrictions on enforcement of mortgage loan "due on sale" clauses and state usury laws. Even when the Funds will invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, these regulations may adversely affect the Fund's investments by delaying the Funds' receipt of payments derived from principal or interest on mortgage loans affected by such regulations.

INVERSE FLOATING RATE INSTRUMENTS -- The Municipal Income Fund may seek to increase yield by investing in leveraged inverse floating rate debt instruments ("inverse floaters"). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity.

The Fund generally will limit its investments in inverse floating rate instruments to 15% of its total assets.

DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service ("Moody's"), Fitch's Investors Service ("Fitch"), Duff and Phelps ("Duff"), and IBCA Limited ("IBCA"), respectively.

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1 and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment. Those rated A-2 reflect a high degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 and Prime-2 by Moody's are judged by Moody's to be of the "highest" quality and "higher" quality, respectively, on the basis of relative repayment capacity.

The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2 are supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

DESCRIPTION OF CORPORATE/MUNICIPAL BOND RATINGS

The following descriptions of S&P's and Moody's corporate and municipal bond ratings have been published by S&P and Moody's, respectively.

Standard & Poor's Rating Services

INVESTMENT GRADE

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in a small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher categories.

Moody's Investor Service, Inc.

INVESTMENT GRADE

Bonds that are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities. Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds that are rated Baa by Moody's are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuers of securities rated BBB or Baa to make principal and interest payments than is the case with higher grade securities.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state, municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 and VMIG-2 are of high quality. Margins of protection are ample although not so large as in the preceding group. MIG-3 and VMIG-3 denote favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and marketing access for refinancing is likely to be less well established.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

o Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

o Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

SP-3 Speculative capacity to pay principal and interest.

SHORT-TERM DEBT RATINGS

Thomson Bank Watch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

                  TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

                  TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

                  TBW-3             The lowest investment grade category;
                                    indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

                  TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

MISCELLANEOUS


The Trust believes that as of May 19, 1997, BANC ONE CORPORATION (100 East Broad Street, Columbus, OH 43271), through its affiliates, owned of record substantially all the Fiduciary Class shares of the Funds. The Trust believes that as of the same date, BANC ONE CORPORATION, through its affiliates, possessed on behalf of its underlying accounts, voting or investment power with respect to substantially all of the Fiduciary Class shares of the Funds.


As a consequence, BANC ONE CORPORATION may be deemed to be a controlling person of the Fiduciary Class shares of the Fund under the Investment Company Act of 1940.

PERFORMANCE

From time to time, the Funds may advertise yield, total return and/or distribution rate. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one-year period and is shown as a percentage of the investment.

Total return is the change in value of an investment in a Fund over a given period, assuming reinvestment of any dividends and capital gains. A cumulative total return reflects an actual rate of return over a stated period of time. An average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

The distribution rate is computed by dividing the total amount of the dividends per share paid out during the past period by the maximum offering price or month-end net asset value depending on the class of a Fund. This figure is then "annualized" (multiplied by 365 days and divided by the applicable number of days in the period). Funds with a front-end sales charge would incorporate the offering price into the distribution yield in place of month-end net asset value.

Distribution rate is a measure of the level of income paid out in cash to Shareholders over a specified period. It differs from yield and total return and is not intended to be a complete measure of performance. Furthermore, the distribution rate may include return of principal and/or capital gains. Total return is the change in value of a hypothetical investment over a given period assuming reinvestment of dividends and capital gain distributions. The yield refers to the cumulative 30-day rolling net investment income, divided by maximum offering price and multiplied by average shares outstanding during this period. See the Statement of Additional Information.

The Trust will include information on all classes of a Fund in any advertisement or information containing performance data for a Fund. The performance of Fiduciary Class shares may be higher than for Class A shares and Class B shares because Fiduciary Class shares are not subject to sales charges and distribution expenses.

The performance of each class of a Fund may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, to that of broad groups of comparable mutual funds or to that of unmanaged indices that may assume investment of dividends but do not reflect deductions for administrative and management costs. In addition, the performance of each class of a Fund may be compared to other funds or to relevant indices that may calculate total return without reflecting sales charges; in which case, a Fund may advertise its total return in the same manner. If reflected, sales charges would reduce these total return calculations.

Further information about the performance of each class of the Funds is contained in the Trust's Annual Report to Shareholders for The One Group, which may be obtained without charge by calling 1-800-480-4111.

TAXES

The following summary of Federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial, or administrative action. No attempt has been made to present a complete explanation of the Federal, state, local or foreign tax treatment of the Funds or their Shareholders. Accordingly, Shareholders are urged to consult their tax advisers regarding specific questions as to the tax consequences of investing in the Funds.

TAX STATUS OF THE FUNDS

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other funds. Each Fund intends to qualify as a "regulated investment company" for Federal income tax purposes and to meet all other requirements that are necessary for it to be relieved of Federal taxes on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) that is distributed to Shareholders.

TAX STATUS OF DISTRIBUTIONS

Each Fund will distribute substantially all of its net investment income (including net short-term capital gain) to Shareholders of each class of shares of the Fund on at least an annual basis. Net long-term capital gains (if any) will be distributed at least annually. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's assets consists of obligations the interest on which is excludable from gross income, the Fund may pay "exempt-interest dividends" to Shareholders. Those dividends constitute the portion of the aggregate dividends as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are generally excludable from a Shareholder's gross income for regular Federal income tax purposes. However, the receipt of exempt-interest dividends may cause persons receiving Social Security or Railroad Retirement benefits to be taxed on a portion of such benefits. In addition, the receipt of exempt-interest dividends may result in liability for Federal alternative minimum tax and for state and local taxes, both for individual and corporate Shareholders. See the Statement of Additional Information.

Current Federal law limits the types and volume of bonds qualifying for Federal income tax exemption of interest, which may have an effect on the ability of the Funds to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt-interest dividends."

Any dividends attributable to a Fund's taxable investment income (if any) will be taxable to Shareholders as ordinary income (whether received in cash or additional shares) to the extent of the Fund's earnings and profits and will not qualify for the corporate dividends-received deduction. Any distributions of net long-term capital gains will be taxable to Shareholders as such regardless of how long the Shareholder has held shares.

Interest on indebtedness incurred or continued by a Shareholder in order to purchase shares is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares.

The Funds will make annual reports to Shareholders of the Federal income tax status of all distributions.

Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS and CATS), as defined in the "Description of Permitted Investments," are sold at original issue discount and thus do not make periodic cash interest payments. The Funds will be required to include as part of their current income the imputed interest on such obligations even though the Funds have not received any interest payments on such obligations during that period. Because the Funds distribute substantially all of their net investment income to their Shareholders (including such imputed interest), the Funds may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not have chosen to sell such securities and may result in a taxable gain or loss.

Dividends declared by the Funds in October, November or December of any year and payable to Shareholders of record on a date in such a month will be deemed to have been paid by the Funds and received by Shareholders on December 31 of that year, if paid by the Funds at any time during the following January.

The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for Federal excise tax.

Dividends received by a Shareholder that are derived from the Funds' investments in U.S. government obligations may not be entitled to the exemptions from state and local income taxes that would be available if the Shareholder had purchased U.S. government obligations directly. The Funds will inform Shareholders annually of the percentage of income and distributions derived from U.S. government obligations. Shareholders should consult their tax advisers regarding the state and local tax treatment of the dividends received from the Funds.

Sale, exchange, or redemption of shares of the Funds by a Shareholder will generally be a taxable event to such Shareholder.

LOUISIANA TAXES

The Trust has obtained a ruling from the Louisiana Department of Revenue and Taxation to the effect that distributions to shareholders of The One Group(R) Louisiana Municipal Bond Fund who are Louisiana residents, which are derived from interest on tax-exempt obligations of the State of Louisiana or its political subdivisions and certain obligations of the United States or its territories, will not be subject to Louisiana income tax.

ARIZONA TAXES

In the opinion of special Arizona counsel for the Trust, under existing law, Shareholders of the Trust will not be subject to Arizona income tax on exempt-interest dividends received from the Trust to the extent that such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions ("Local Obligations") or on obligations issued by the Territories of Guam, Northern Mariara Islands, Puerto Rico and the Virgin Islands ("Territorial Obligations"). Other distributions from the Trust, including those related to long-term and short-term capital gains, will be subject to Arizona income tax.

In the event that interest paid on any Local Obligation is deemed to be includable in Federal gross income, the Trust has been advised by special Arizona counsel that, in its opinion, under the current provisions of the constitution and laws of Arizona, exempt-interest dividends received by the Shareholders of the Trust attributable to interest on Local Obligations will, nevertheless, not be subject to Arizona income taxes.

Arizona law does not permit a deduction for interest paid or accrued on indebtedness incurred or continued to purchase or carry obligations, the interest on which is exempt from Arizona income tax.

Shareholders of the Trust should consult their tax advisers about other state and local tax consequences of their investments in the Trust.

WEST VIRGINIA TAXES

The following is an overview of the West Virginia income tax consequences of an investment in the Fund to a resident of the state. No explanation of the tax treatment of a nonresident and the effects of local income, property and other taxes is provided. Persons interested in investing in the Fund are urged to consult their tax advisors as to the specific effect on them of state and local taxes arising from an investment in the Fund.

The determination of liability for West Virginia Personal Income Tax (the "West Virginia income tax") begins with a taxpayer's Federal adjusted gross income. Unlike the Federal income tax, the West Virginia income tax does not allow reduction of a taxpayer's adjusted gross income for itemized deductions. Calculation of a taxpayer's West Virginia taxable income, however, is subject to various modifications which either increase or reduce Federal adjusted gross income.

In 1993, the West Virginia Department of Tax and Revenue issued Technical Assistance Advisory 93-002 (the "Advisory"). The Advisory addresses the modifications which affect the determination of West Virginia income tax liability for interest or dividend income received by a Shareholder from a "regulated investment company," such as the Fund. The Department has declared that the Advisory is of precedential value to taxpayers.

As long as the Fund qualifies as a "regulated investment company" under the Code, a modification reducing adjusted gross income is allowed for that portion of the interest or dividends received by Shareholders which represents interest or dividends of the Fund on obligations or securities of any authority, commission or instrumentality of West Virginia that is exempt from the West Virginia personal income tax by Federal or West Virginia law. No such reduction is allowed for any portion of interest income on obligations of any state, or political subdivision thereof, other than West Virginia, regardless of any exemption provided under Federal law, such as that accorded "exempt-interest dividends;" and such portion must be added back as a modification increasing adjusted gross income.

The Advisory also addresses the taxability of interest on Federal obligations under the West Virginia income tax. Again, as long as the Fund qualifies as a "regulated investment company," a modification reducing adjusted gross income is allowed for interest or dividends received by Shareholders from the Fund which the Fund derived from obligations of the United States and from obligations or securities of some authorities, agencies, commissions or instrumentalities thereof. The Advisory contains a nonexclusive list showing the taxability for West Virginia income tax purposes of income derived from various obligations or securities of the United States and its authorities, agencies, commissions or instrumentalities.

The Advisory also confirms that interest on indebtedness incurred (directly or indirectly) by a Shareholder of the Fund to purchase or hold shares of the Fund must be added back to the Shareholder's adjusted gross income as an increasing modification to the extent such interest was deductible in determining federal adjusted gross income.

In the event the Fund fails to qualify as a "regulated investment company" under Federal income tax law, the modifications reducing West Virginia income tax liability set forth in the Advisory may be unavailable or substantially limited, even though a Shareholder would be entitled to such modifications if the Shareholder directly owned the obligations and securities held by the Fund.

The sale, exchange, or redemption of Fund shares is subject to the West Virginia income tax to the extent the gain or loss therefrom affects the determination of the Shareholder's Federal adjusted gross income.

KENTUCKY TAXES

Dividends received from the Fund that are derived from interest on Kentucky Municipal Securities are exempt from the Kentucky individual income tax. Dividends paid from interest earned on securities that are merely guaranteed by the Federal government (Ginnie Maes, Freddie Macs, etc.), repurchase agreements collateralized by U.S. government obligations, or from interest earned on obligations of other states are not exempt from Kentucky individual income tax.

Any distributions of net short-term and net long-term capital gain earned by the Fund are includable in each Shareholder's Kentucky adjusted gross income as dividend income and long term capital gain, respectively, and are both taxed at ordinary income tax rates.

Section 170 of the Kentucky Constitution exempts from intangible property taxation the obligations of Kentucky, its counties, municipalities, taxing and school districts. Though neither the Kentucky Constitution nor Kentucky statutes contain specific language exempting Federal obligations form the intangible property tax, the courts of Kentucky have recognized the power of the United States Congress to declare that obligations of Federal instrumentalities are exempt from state taxation. For Shareholders of the Fund, the portion of their share value that represents such exempt assets at calendar year-end will also be exempt from the Kentucky intangible property tax.

OHIO TAXES

Dividends received from the Fund that are derived from interest on Ohio Municipal Securities are exempt form the Ohio personal income tax. Specific state statutes authorizing the issuance of certain Ohio Municipal Securities provide that the interest on and gain from the sale or disposition of such obligations are exempt from all taxation in the state. Dividends which are attributable to interest on or gain from the sale of obligations issued pursuant to such statutes should be exempt from Ohio personal income tax. Ohio municipalities may not impose income taxes on dividends or any intangible property, including shares of the Fund, except that municipalities that taxed the types of intangible income that were not exempt from municipal income taxation on or before April 1, 1986, may tax such intangible income if such a tax was approved by the electors of the municipality in an election held on November 8, 1988. Information in this paragraph is based upon current statutes and regulations as well as current policies of the Ohio Department of Taxation, all of which are subject to change.

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                                       64

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser and Sub-Administrator
Banc One Investment Advisors Corporation
774 Park Meadow Road
Columbus, OH 43081

Distributor
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Administrator
The One Group Services Company
3435 Stelzer Road
Columbus, OH 43219

Transfer Agent and Custodian
State Street Bank and Trust Company
P.O. Box 8500
Boston, MA 02266-8500

Legal Counsel
Ropes & Gray
One Franklin Square
1301 K Street, N.W.
Suite 800 East
Washington, D.C.  20005

Independent Accountants
Coopers & Lybrand L.L.P.
100 East Broad Street
Columbus, OH 43215

0052185.01

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE ONE GROUP(R)

            The One Group U.S. Treasury Securities Money Market Fund
               (the "U.S. Treasury Securities Money Market Fund")
      The One Group Prime Money Market Fund (the "Prime Money Market Fund")
  The One Group Municipal Money Market Fund (the "Municipal Money Market Fund") The One Group Ohio Municipal Money Market Fund (the "Ohio Municipal Money Market
                                     Fund")
           The One Group Income Equity Fund (the "Income Equity Fund")
       The One Group Disciplined Value Fund (the "Disciplined Value Fund")
    The One Group Growth Opportunities Fund (the "Growth Opportunities Fund") The One Group International Equity Index Fund (the "International Equity Index
                                     Fund")
            The One Group Equity Index Fund (the "Equity Index Fund")
     The One Group Large Company Value Fund (the "Large Company Value Fund")
    The One Group Large Company Growth Fund (the "Large Company Growth Fund")
        The One Group Asset Allocation Fund (the "Asset Allocation Fund")
             The One Group Income Bond Fund (the "Income Bond Fund")
 The One Group Limited Volatility Bond Fund (the "Limited Volatility Bond Fund")
       The One Group Intermediate Bond Fund (the "Intermediate Bond Fund")
         The One Group Government Bond Fund (the "Government Bond Fund")
 The One Group Ultra Short-Term Income Fund (the "Ultra Short-Term Income Fund")
        The One Group Municipal Income Fund (the "Municipal Income Fund")
 The One Group Intermediate Tax-Free Bond Fund (the "Intermediate Tax-Free Bond
                                     Fund")
     The One Group Ohio Municipal Bond Fund (the "Ohio Municipal Bond Fund")
     The One Group Texas Tax-Free Bond Fund (the "Texas Tax-Free Bond Fund")
  The One Group West Virginia Municipal Bond Fund (the "West Virginia Municipal
                                   Bond Fund")
 The One Group Kentucky Municipal Bond Fund (the "Kentucky Municipal Bond Fund")
  The One Group Arizona Municipal Bond Fund (the "Arizona Municipal Bond Fund")
   The One Group Treasury Money Market Fund (the "Treasury Money Market Fund") The One Group Treasury Only Money Market Fund (the "Treasury Only Money Market
                                     Fund")
 The One Group Government Money Market Fund (the "Government Money Market Fund") The One Group Tax Exempt Money Market Fund (the "Tax Exempt Money Market Fund")
The One Group Institutional Prime Money Market Fund (the "Institutional Prime
                               Money Market Fund")
   The One Group Louisiana Municipal Bond Fund (the "Louisiana Municipal Bond
                                     Fund")
            The One Group Value Growth Fund (the "Value Growth Fund")
       The One Group Gulf South Growth Fund (the "Gulf South Growth Fund")
                  The One Group Income Fund (the "Income Fund")
       The One Group Investor Growth Fund (the "Investor Growth Fund) The
  One Group Investor Growth & Income Fund (the "Investor Growth & Income Fund) The One Group Investor Aggressive Growth Fund (the "Investor Aggressive Growth")
   The One Group Investor Fixed Income Fund (the "Investor Fixed Income Fund") The One Group Investor Conservative Growth Fund (the "Investor Conservative
                                  Growth Fund")

       The One Group Investor Balanced Fund (the "Investor Balanced Fund") The One Group Treasury & Agency Fund (the "Treasury & Agency Fund")


                                November 1, 1996
                           As amended June 18, 1997

This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectuses for the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund, the Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the International Equity Index Fund, the Equity Index Fund, the Large Company Value Fund, the Large Company Growth Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate

Bond Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Government Bond Fund, the Ultra Short-Term Income Fund, the Asset Allocation Fund, the Municipal Income Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Money Market Fund, the
Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Louisiana Municipal Bond Fund, the Value Growth Fund, the Gulf South Growth Fund, the Income Fund, the Treasury & Agency Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund. The Prospectuses for each of The One Group Funds are dated November 1, 1996 (except the prospectuses for the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Intermediate Bond Fund, the Government Bond Fund, the Limited Volatility Bond Fund, the Income Bond Fund and the Ultra Short-Term Income Fund, which are dated June
17, 1997). This Statement of Additional Information is incorporated in its entirety into each of those Prospectuses. A copy of each of the Prospectuses for the Trust may be obtained by writing to the Distributor for the Trust, The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, or by telephoning toll free (800)-480-4111.



Financial Statements for the periods ending June 30, 1996 (audited) and
December 31, 1996 (unaudited) are incorporated by reference to Post-Effective Amendment No. 41 filed by the Registrant on April 18, 1997. Unaudited Financial Statements for the period ended March 31, 1997 for the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund and the Treasury & Agency Fund are included in the Statement of Additional Information.

                                TABLE OF CONTENTS

                                                                            PAGE

THE TRUST
INVESTMENT OBJECTIVES AND POLICIES
   Additional Information on Fund Instruments
      High Quality Investments With Regard to the Money Market and
         Institutional Money Market Funds
      Bank Obligations
      Commercial Paper
      Repurchase Agreements
      Reverse Repurchase Agreements
      Government Securities
      Futures and Options Trading
         Futures Contracts
         Restrictions on the Use of Futures Contracts
         Risk Factors in Futures Transactions
         Options Contracts
      Covered Calls
      Puts
      Purchasing Call Options
      Risk Factors in Options Transactions
      Mortgage-related Securities
      Yield, Market Value and Risk Considerations of Mortgage-Backed
         Securities
      Foreign Investments
      PERCS*
      When-Issued Securities
      Securities Lending
      Index Investing by the Equity Index and International Equity
         Index Funds
      Foreign Currency Transactions
         Transaction Hedging
         Position Hedging
         Currency Forward and Futures Contracts
      General Characteristics of Currency Futures Contracts
         Foreign Currency Options
         Foreign Currency Conversion
      Variable and Floating Rate Notes
      Municipal Securities
      Demand Features
      Swaps, Caps and Floors
      Structured Instruments
      New Financial Products
      Restricted Securities
      High Yield Securities
      Ohio Municipal Securities
         Risk Factors Regarding Investments in Ohio Municipal Securities West Virginia Municipal Securities
         Risk Factors Regarding Investments in West Virginia Municipal
           Securities
      Kentucky Municipal Securities
         Risk Factors Regarding Investments in Kentucky Municipal
           Securities
      Texas Municipal Securities
         Risk Factors Regarding Investments in Texas Municipal
           Securities

                                                                            PAGE

      Arizona Municipal Securities
         Risk Factors Regarding Investments in Arizona Municipal
           Securities
      Louisiana Municipal Securities
         Risk Factors Regarding Investments in Louisiana Municipal
           Securities
   Investment Restrictions
   Portfolio Turnover
   Additional Tax Information Concerning All Funds of the Trust Additional Tax Information Concerning the Tax-Free Funds Additional Tax Information Concerning the International Equity
      Index Fund
   Foreign Tax Credit
VALUATION
   Valuation of the Money Market and Institutional Money Market Funds Valuation of the Equity Funds, the Bond Funds and the Municipal
      Bond Funds
ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET
   ASSET VALUE
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
MANAGEMENT OF THE TRUST
   Trustees & Officers
   Investment Advisor
      Banc One Investment Advisors Corporation
      Boston International Advisors, Inc
   Glass-Steagall Act
   Portfolio Transactions
   Administrator
   Expenses
   Distributor
   Distribution Plan
   Custodian and Transfer Agent
   Experts
ADDITIONAL INFORMATION
   Description of Shares
   Shareholder and Trustee Liability
   Calculation of Performance Data
   Miscellaneous
APPENDIX

                                    THE TRUST


         The One Group (the "Trust") is an open-end management investment company. The Trust consists of Forty series of units of beneficial interest ("Shares") each representing interests in one of Forty separate investment portfolios ("Funds", formerly "Portfolios"), I.E., the U.S. Treasury Securities Money Market Fund (formerly the U.S. Treasury Money Market Portfolio), the Prime Money Market Fund, the Municipal Money Market Fund (formerly the Tax-Free Obligations Portfolio) and the Ohio Municipal Money Market Fund (these four Funds being collectively referred to as the "Money Market Funds"), the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund (formerly the Small Company Growth Fund and the Growth Equity Portfolio), the Equity Index Fund, the International Equity Index Fund, the Large Company Value Fund (formerly, the Quantitative Equity Portfolio), the Large Company Growth Fund, the Asset Allocation Fund (formerly, the Flexible Balanced Portfolio), the Value Growth Fund and the Gulf South Growth Fund (these ten Funds being collectively referred to as the "Equity Funds"), the Income Bond Fund (formerly the Income Portfolio), the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Treasury & Agency Fund, the Government Bond Fund, the Income Fund and the Ultra Short-Term Income Fund (formerly the Government ARM Fund) (these seven Funds being collectively referred to as the "Bond Funds"), the Intermediate Tax-Free Bond Fund, the Municipal Income Fund (formerly the Tax-Free Bond Fund), the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Louisiana Municipal Bond Fund (these eight Funds being collectively referred to as the "Municipal Bond Funds"), the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, and the Institutional Prime Money Market Fund (these five Funds being collectively referred to as the "Institutional Money Market Funds"), the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, and the Investor Balanced Fund (these six Funds being collectively referred to as the "Funds of Funds"). The Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, the Intermediate Tax-Free Bond Fund, the Municipal Income Fund, the Texas Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Arizona Municipal Bond Fund, the Tax Exempt Money Market Fund and the Louisiana Municipal Bond Fund are sometimes referred to herein as the "Tax-Free Funds."




         All of the Trust's Funds are diversified, as defined under the Investment Company Act of 1940, as amended (the "1940 Act"), with the exception of the Ohio Municipal Bond Fund, the Kentucky Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Arizona Municipal Bond Fund, the Ohio Municipal Money Market Fund, the Louisiana Municipal Bond Fund, and the Gulf South Growth Fund, which are non-diversified. The shares in the Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Funds of Funds) are offered in three separate classes: Fiduciary Class Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Class A Shares, Fiduciary Class Shares and Service Class Shares. The Funds of Funds offer Fiduciary Class Shares, Class A Shares, Class B Shares and Class C Shares. Much of the information contained herein expands upon subjects discussed in the Prospectuses for the respective Funds. No investment in a particular class of Shares of a Fund should be made without first reading that Fund's Prospectus.

                       INVESTMENT OBJECTIVES AND POLICIES

         The following policies supplement each Fund's investment objective and policies as set forth in the respective Prospectus for that Fund.

ADDITIONAL INFORMATION ON FUND INSTRUMENTS

         High Quality Investments With Regard to the Money Market and Institutional Money Market Funds

         As noted in the Prospectuses for the Money Market and Institutional Money Market Funds, each such Fund may invest only in obligations determined by the Fund's investment Advisor, Banc One Investment Advisors Corporation ("Banc One Advisors") to present minimal credit risks under guidelines adopted by the Trust's Board of Trustees.

         The Treasury Money Market Fund and the Treasury Only Money Market Fund may only invest in U.S. Treasury bills, notes and other U.S. Treasury obligations issued or guaranteed by the U.S. Government. Some of the securities held by the Treasury Money Market Fund may be subject to repurchase agreements.

         The Government Money Market Fund invests exclusively in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, some of which may be subject to repurchase agreements.

         The Tax Exempt Money Market Fund may invest only in obligations which, at the time of purchase, (i) possess the highest short-term ratings from a nationally recognized statistical rating organization (an "NRSRO") in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, the highest short-term ratings by at least two NRSROs; or (iii) do not possess a rating (I.E., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Fund under guidelines adopted by the Board of Trustees (collectively, "First Tier Securities"). Some of the securities of the Tax Exempt Money Market Fund may be subject to repurchase agreements.

         With regard to the Money Market Funds and the Institutional Money Market Funds other than the Tax Exempt Money Market Fund, investments will be limited to those obligations which, at the time of purchase, (i) possess one of the two highest short-term ratings from an NRSRO in the case of single-rated securities; or (ii) possess, in the case of multiple-rated securities, one of the two highest short-term ratings by at least two NRSROs or (iii) do not possess a rating (I.E., are unrated) but are determined by Banc One Advisors to be of comparable quality to the rated instruments eligible for purchase by the Trust under guidelines adopted by the Board of Trustees (collectively, "Eligible Securities"). A security that has not received a rating will be deemed to possess the rating assigned to an outstanding class of the issuer's short-term debt obligations if determined by Banc One Advisors to be comparable in priority and security to the obligation selected for purchase by the Trust.

         A security subject to a tender or demand feature will be considered an Eligible Security only if both the demand feature and the underlying security possess a high quality rating or, if such do not possess a rating, are determined by Banc One Advisers to be of comparable quality; provided, however, that where the demand feature would be readily exercisable in the event of a default in payment of principal or interest on the underlying security, the obligation may be acquired based on the rating possessed by the demand feature or, if the demand feature does not possess a rating, a determination of comparable quality by Banc One Advisors. A security which at the time of issuance had a maturity exceeding 397 days but, at the time of purchase, has a remaining maturity of 397 days or less, is not considered an Eligible Security if it does not possess a high quality rating and the long-term rating, if any, is not within the two highest rating categories.

         Eligible Securities include First-Tier Securities and Second-Tier Securities. First-Tier Securities include those that possess a rating in the highest category, in the case of a single-rated security, or at least two ratings in the highest rating category, in the case of multiple-rated securities, or, if the securities do not possess a rating, are determined to be of comparable quality by Banc One Advisors pursuant to the guidelines adopted by the Board of Trustees. Second-Tier Securities are all other Eligible Securities.

         Each Money Market and Institutional Money Market Fund other than the Ohio Municipal Money Market, the Municipal Money Market and the Tax Exempt Money Market Funds will not invest more than 5% of its total assets in the First Tier Securities of any one issuer. In addition, each Fund other than the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, and the Tax Exempt Money Market Fund may not invest more than 5% of its total assets in Second Tier Securities, with investment in the Second Tier Securities of any one issuer further limited to the greater of 1% of the Fund's total assets or $1.0 million. If a percentage limitation is satisfied at the time of purchase, a later increase in such percentage resulting from a change in the Fund's net asset value or a subsequent change in a security's qualification as a First Tier or Second Tier Security will not constitute a violation of the limitation. In addition, there is no limit on the percentage of a Fund's assets that may be invested in obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities and, with respect to each Money Market Fund and each Institutional Money Market Fund other than the Treasury Only Money Market Fund, repurchase agreements fully collateralized by such obligations.

         Under the guidelines adopted by the Trust's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act, Banc One Advisors may be required to promptly dispose of an obligation held in a Fund's portfolio in the event of certain developments that indicate a diminishment of the instrument's credit quality, such as where an NRSRO downgrades an obligation below the second highest rating category, or in the event of a default relating to the financial condition of the issuer.

         The Appendix to this Statement of Additional Information identifies each NRSRO which may be utilized by Banc One Advisors with regard to portfolio investments for the Funds and provides a description of relevant ratings assigned by each such NRSRO. A rating by an NRSRO may be utilized only where the NRSRO is neither controlling, controlled by, or under common control with the issuer of, or any issuer, guarantor, or provider of credit support for, the instrument.

         Bank Obligations


         Each Fund except the U.S. Treasury Securities Money Market Fund, the Treasury & Agency Fund, the International Equity Index Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, and the Government Money Market Fund may invest in bank obligations such as bankers' acceptances, certificates of deposit, and demand and time deposits. The International Equity Index Fund may invest in bank obligations such as certificates of deposit and demand and time deposits.


         Bankers' acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Bankers' acceptances invested in by the Funds will be those guaranteed by domestic and foreign banks having, at the time of investment, total assets in excess of $1 billion (as of the date of their most recently published financial statements).

         Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit will be those of domestic and foreign branches of U.S. commercial banks which are members of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation and in certificates of deposit of domestic savings and loan associations the deposits of which are insured by the Federal Deposit Insurance Corporation if, at the time of purchase, such institutions have total assets in excess of $1 billion (as of the date of their most recently published financial statements). Certificates of deposit may also include those issued by foreign banks outside the United States with total assets at the time of purchase in excess of the equivalent of $1 billion. The Funds may also invest in Eurodollar certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States, and Yankee certificates of deposit, which are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States. The International Equity Index Fund may also invest in obligations (including banker's acceptances and certificates of deposit) denominated in foreign currencies (see "Foreign Investments" herein).

         Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. Demand deposits are funds deposited in a commercial bank or a savings and loan association which, without prior notice to the bank, may be withdrawn generally by negotiable draft. Time and demand deposits will be maintained only at banks or savings and loan associations from which a Fund could purchase certificates of deposit.

         Commercial Paper

         Commercial paper consists of unsecured promissory notes issued by corporations. Except as noted below with respect to variable amount master demand notes, issues of commercial paper normally have maturities of less than nine months and fixed rates of return.

         The Limited Volatility Bond Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest rating category by at least one NRSRO (such as A-1 by Standard & Poor's Corporation ("S&P"), P-1 by Moody's Investor Service, Inc. ("Moody's") or F-1 by Fitch Investors Services ("Fitch")) or if unrated, determined by Banc One Advisors to be of comparable quality. The Asset Allocation Fund, the Equity Funds other than the International Equity Index Fund, the Municipal Bond Funds, the Income Bond Fund, the Intermediate Bond Fund, and the Ultra Short-Term Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in the highest or second highest rating category by at least one NRSRO (such as A-2 or better by S&P, P-2 or better by Moody's or F-2 or better by Fitch) or if unrated, determined by Banc One Advisors to be of comparable quality. The Income Fund may purchase commercial paper consisting of issues rated at the time of purchase in all rating categories by at least one NRSRO, or, if unrated, determined by Banc One Advisors to be of comparable quality.

         Repurchase Agreements


         Securities held by each Fund other than the Treasury Only Money Market Fund and the Treasury & Agency Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, a Fund would acquire securities from member banks of the Federal Deposit Insurance Corporation (or in the case of the International Equity Index Fund, such banks or foreign banks) with total assets in excess of $1 billion (or in the case of the International Equity Index Fund, the equivalent of $1 billion) and registered broker-dealers (or in the case of the International Equity Index Fund, broker-dealers which may or may not be registered) which Banc One Advisors deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price would generally equal the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Additionally, there is no controlling legal precedent under U.S. law and there may be no controlling legal precedents under the laws of certain foreign jurisdictions confirming that a Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, although (with respect to repurchase agreements subject to U.S. law) the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of a Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Although there is no current intention to do so, the International Equity Index Fund reserves the right in the future to enter into repurchase agreements. Repurchase agreements are considered by the Securities and Exchange Commission to be loans by a Fund under the 1940 Act.

         Reverse Repurchase Agreements


         Each of the Funds other than the Treasury Only Money Market Fund, the Treasury & Agency Fund, the Ohio Municipal Money Market Fund and the Funds of Funds may borrow funds for temporary purposes by entering into reverse repurchase agreements, although the International Equity Index Fund has no current intention to do so. Pursuant to such agreements, a Fund would sell portfolio securities to financial institutions such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. A Fund would enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time a Fund entered into a reverse repurchase agreement, it would place in a segregated custodial account assets, such as liquid high grade debt securities consistent with the Fund's investment restrictions and having a value equal to the repurchase price (including accrued interest), and would subsequently monitor the account to ensure that such equivalent value was maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase the securities. Reverse repurchase agreements are considered by the Securities and Exchange Commission to be borrowings by a Fund under the 1940 Act.


         Government Securities


         With the exception of the U.S. Treasury Securities Money Market Fund, the Treasury Money Market Fund and the Treasury Only Money Market Fund, which will invest only in obligations issued or guaranteed by the U.S. Treasury, each of the Funds may invest in obligations issued or guaranteed by agencies and instrumentalities of the U.S. government. The Treasury & Agency Fund also may invest in U.S. Treasury obligations. Obligations of certain agencies and instrumentalities of the U.S. government are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations; and still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. government would provide financial support to U.S. government-sponsored agencies or instrumentalities if it is not obligated to do so by law. A Fund will invest in the obligations of such agencies or instrumentalities only when Banc One Advisors or the Investment Sub-Advisor ("Sub-Advisor") believes that the credit risk with respect thereto is minimal. For information on mortgage-related securities issued by certain agencies or instrumentalities of the U.S. government, see "Investment Objectives and Policies--Mortgage-related Securities" in this Statement of Additional Information.

         Futures and Options Trading


         Futures Contracts. The Equity Funds and the Bond Funds, except the Limited Volatility Bond Fund and the Treasury & Agency Fund, may enter into futures contracts, options, options on futures contracts and stock index futures contracts and options thereon for the purposes of remaining fully invested , reducing transaction costs, or managing interest rate risk. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security, class of securities, or an index at a specified future time and at a specified price. A stock index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contracts and the price at which the futures contract is originally struck. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"), a U.S. government agency.


         Although most futures contracts by their terms call for actual delivery and acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold," or "selling" a contract previously purchased) in an identical contract to terminate the position. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. The acquisition of put and call options on futures contracts will, respectively, give a Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Brokerage commissions are incurred when a futures contract is bought or sold.

         When making future trades, the Funds are required to make a good faith margin deposit in cash or government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Initial margin deposits on futures contracts are customarily set at levels much lower than the prices at which the underlying securities are purchased and sold, typically ranging upward from less than 5% of the value of the contract being traded.

         After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

         Traders in futures contracts may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held for investment purposes or expected to be acquired by them. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to enter into futures contracts, options on futures contracts, index futures and options thereon that are traded on an exchange regulated by the CFTC if, to the extent that such futures and options are not for "bona fide hedging purposes" (as defined by the CFTC), the aggregate initial margin and premiums on such positions (excluding the amount by which options are in the money) do not exceed 5% of the Fund's total assets at current value. A Fund, however, may invest more than such amount for bona fide hedging purposes, and also may invest more than such amount if it obtains authority to do so from the CFTC without rendering the fund a commodity pool operator or adversely affecting its status as an investment company for federal securities laws or income tax purposes.

         A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and security prices. When interest rates are expected to rise or market values of portfolio securities are expected to fall, a Fund can seek through the sale of futures contracts to offset a decline in the value of its portfolio securities. When interest rates are expected to fall or market values are expected to rise, a Fund, through the purchase of such contracts, can attempt to secure better rates or prices for the Fund than might later be available in the market when it effects anticipated purchases.

         Although techniques other than the sale and purchase of futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of managing this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs may be lower than transaction costs that would be incurred in the purchase and sale of the underlying securities.

         A Fund's ability to effectively utilize futures trading depends on several factors. First, it is possible that there will not be a perfect price correlation between the futures contracts and their underlying reference security or index. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

         Restrictions on the Use of Futures Contracts. None of the Funds will enter into futures contract transactions for purposes other than bona fide hedging purposes to the extent that, immediately thereafter, the sum of its initial margin deposits and premiums on open contracts exceeds 5% of the market value of the respective Fund's total assets. The Funds of Funds will not enter into futures contract transactions, however, the One Group mutual funds in which they invest may do so as described herein. In addition, none of the Equity Funds will enter into futures contracts to the extent that the value of the futures contracts held would exceed 25% of the respective Fund's total assets. Futures transactions will be limited to the extent necessary to maintain each Fund's qualification as a regulated investment company.

         The Funds have undertaken to restrict their futures contract trading as follows: first, the Funds will not engage in transactions in futures contracts for speculative purposes; second, the Funds will not market themselves to the public as commodity pools or otherwise as vehicles for trading in the commodities futures or commodity options markets; third, the Funds will disclose to all prospective Shareholders the purpose of and limitations on their commodity futures trading; fourth, the Funds will submit to the CFTC special calls for information. Accordingly, registration as a commodities pool operator with the CFTC is not required.

         In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if a Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures contract, could purchase a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures contract, it may cover by owning the instruments underlying the contract. The Funds may also cover such a position by holding a call option permitting it to purchase the same futures contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments underlying the futures contract. A Fund could also cover this position by holding a separate call option permitting it to purchase the same futures contract at a price no higher than the strike price of the call option sold by the Fund.

         The Fund also may engage in straddles and spreads. In a straddle transaction, the Fund either buys a call and a put or sells a call and a put on the same security. In a spread, the Fund purchases and sells a call or a put. The Fund will sell a straddle when Banc One Advisors believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits the Fund to make a hedged investment that the price of a security will increase or decline.

         In addition, the extent to which a Fund may enter into transactions involving futures contracts may be limited by the Internal Revenue Code's requirements for qualification as a registered investment company and the Trust's intention to qualify as such.

         Risk Factors in Futures Transactions. Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain the required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge them. The Funds will minimize the risk that they will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges and for which there appears to be a liquid secondary market.

         The risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. Because the deposit requirements in the futures markets are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market which may also cause temporary price distortions. A relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the futures strategies engaged in by the Funds are only for risk management purposes, Banc One Advisors and the Sub-Advisor do not believe that the Funds are subject to the risks of loss frequently associated with futures transactions. Each Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying financial instrument and sold it after the decline.

         Utilization of futures transactions by a Fund does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the portfolio securities being hedged. It is also possible that a Fund could both lose money on futures contracts and also experience a decline in value of its portfolio securities. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or related option.

         Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

         Some futures strategies, including selling futures, buying puts and writing covered calls, may reduce the Fund's exposure to price fluctuations. Other strategies, including buying futures, and buying calls, tend to increase market exposure. Futures and options may be combined with each other in order to adjust the risk and return characteristics of the overall portfolio. The Fund expects to enter into these transactions to manage a return or spread on a particular investment or portion of its assets, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or for other risk management strategies.

         Options Contracts. Banc One Advisors or the Sub-Advisor of the Equity and Bond Funds, except the Limited Volatility Bond Fund, may use trading of options on securities or futures contracts as a hedging device. An option on a futures contract gives the purchaser of the option the right (but not the obligation) to take a position at a specified price (the "striking," "strike" or "exercise" price) in the underlying futures contract or security. A "call" option gives the purchaser the right to take a long position in the underlying futures contract or security, and the purchaser of a "put" option acquires the right to take a short position in the underlying futures contract or security. The purchase price of an option is referred to as its "premium." The seller (or "writer") of an option is obligated to take a futures or securities position at a specified price if the option is exercised. In the case of a call option, the seller must stand ready to take a short position in the underlying futures contract or security at the strike price if the option is exercised. A seller of a put option, on the other hand, stands ready to take a long position in the underlying futures contract or security at the strike price if the option is exercised. A "naked" option refers to an option written by a party which does not possess the underlying futures contract or security.

         A "covered" option refers to an option written by a party which does possess the underlying position. The initial purchase (sale) of an option is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

         A call option on a futures contract or security is said to be "in-the-money" if the strike price is below current market levels. Similarly, a put option on a futures contract or security is said to be "out-of-the-money" if the strike price is below current market levels.

         Options have limited life spans, usually tied to the delivery or settlement date of the underlying futures contract or security. Some options, however, expire significantly in advance of such dates. An option that is "out-of-the-money" and not offset by the time it expires becomes worthless. On certain exchanges "in-the-money" options are automatically exercised on their expiration date, but on others unexercised options simply become worthless after their expiration date. Options usually trade at a premium (referred to as the "time value" of the option) above their intrinsic value (the difference between the market price for the underlying futures contract or equity security and the strike price). As an option nears its expiration date, the market value and the intrinsic value move into parity as the time value diminishes.

         The Funds, other than the Limited Volatility Bond Fund may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker/Dealers with whom the Trust will enter into such option transactions shall have a minimum net worth of $20,000,000. Each Fund will limit the writing of put and call options to 25% of its net assets.

         Increased market volatility generally increases the value of options by increasing the probability of favorable market swings, putting outstanding options "in-the-money." Although purchasing options is a limited risk trading approach, significant losses can be incurred by doing so.

         Covered Calls


         Each Equity Fund and Bond Fund, (except the Limited Volatility Bond Fund and the Treasury & Agency Fund), and the Ohio Municipal Bond Fund may write
(sell) only "covered" call options and purchase options to close out options previously written by the Fund. The Funds' purpose in writing covered call options is to generate additional premium income. This premium income will serve to enhance a Fund's total return and will reduce the effect of any price decline of the security involved in the option. Although the International Equity Index Fund has no current intention to write such options, it reserves the right to do so from time to time when such activity will further its investment objective. Covered call options will generally be written on securities which, in the opinion of Banc One Advisors or the Sub-Advisor, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the Fund.


         A call option gives the holder (buyer) the "right to purchase" a security at a specified price (the exercise price) at any time until a certain date (the expiration date). So long as the obligation of the writer of a call option continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure the writer's obligation to deliver the underlying security in the case of a call option, subject to the rules of the Options Clearing Corporation, a writer is required to deposit in escrow the underlying security or other assets in accordance with such rules. The Funds will write only covered call options. This means that a Fund will only write a call option on a security which a Fund already owns. (In order to comply with the requirements of the securities laws in several states, a Fund will not write a covered call option if, as a result, the aggregate market value of all portfolio securities covering call options or subject to put options exceeds 25% of the market value of the Fund's net assets.)

         Fund securities on which call options may be written will be purchased solely on the basis of investment considerations consistent with each Fund's investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which a Fund will not do), but capable of enhancing the Fund's total return. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. Unlike one who owns securities not subject to an option, a Fund has no control over when it may be required to sell the underlying securities, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. Thus, the security could be "called away" at a price substantially below the fair market value of the security. If a call option which a Fund has written expires, a Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security. The security covering the call will be maintained in a segregated account of the Fund's custodian. The Funds do not consider a security covered by a call to be "pledged" as that term is used in each Fund's policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium each Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, and the length of the option period. Once the decision to write a call option has been made, the Fund's Advisor or Sub-Advisor, in determining whether a particular call option should be written on a particular security, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability in the Trust's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per Share of the Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The liability will be extinguished upon expiration of the option, the purchase of an identical option in the closing transaction, or delivery of the underlying security upon the exercise of the option.

         Generally, a Fund, in order to avoid the exercise of an option sold by it, will be able to cancel its obligation under the option by entering into a closing purchase transaction, if available, unless selling (in the case of a call option) or purchasing (in the case of a put option) the underlying securities is determined to be in a Fund's interest. A closing purchase transaction consists of a Fund purchasing an option having the same terms as the option sold by a Fund, and has the effect of cancelling a Fund's position as a seller. The premium which a Fund will pay in executing a closing purchase transaction may be higher (or lower) than the premium received when the option was sold, depending in large part upon the relative price of the underlying security at the time of each transaction. To the extent options sold by a Fund are exercised and a Fund delivers securities to the holder of a call option, a Fund's turnover rate will increase, which would cause a Fund to incur additional brokerage expenses.

         Closing transactions will be effected in order to realize a profit on an outstanding call option, to prevent an underlying security from being called, or to permit the sale of the underlying security. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security from its portfolio on which it has written a call option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security. There is, of course, no assurance that a Fund will be able to effect such closing transactions at a favorable price. If a Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security. This could result in higher transaction costs. A Fund will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by a Fund will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. From time to time, a Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security from its portfolio. In such cases, additional costs will be incurred.

         A Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Puts


         Each Bond Fund, except the Limited Volatility Bond Fund and the Treasury & Agency Fund, and each Equity Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction cost. However, any loss of premium may be offset by an increase in the value of the Fund's securities.



         Each Bond and Equity Fund, except the Treasury & Agency Fund, may write secured puts. For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer at the strike price of the option which may be substantially in excess of the fair market value of the security. If a secured put option expires unexercised, the writer realizes a gain in the amount of the premium.


         Purchasing Call Options


         Each Bond Fund, except the Limited Volatility Bond Fund and the Treasury & Agency Fund, and each Equity Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option. In the event that paying premiums for a call option, together with a price movement in the underlying security, is such that exercise of the option would not be profitable to the Fund, loss of the premium may be offset by a decrease in the acquisition cost of securities by the Fund.


         Risk Factors in Options Transactions

         The successful use of the Bond Funds and the Equity Funds' options strategies depends on the ability of Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, to assess interest rate and market movements correctly and to accurately calculate the fair price of the option.

         When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

         The effective use of options also depends on a Fund's ability to terminate option positions at times when Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, deems it desirable to do so. A Fund will take an option position only if Banc One Advisors or, in the case of the International Equity Index Fund, the Sub-Advisor, believes there is a liquid secondary market for the option, however, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

         If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events, such as volume in excess of trading or clearing capability, were to interrupt normal market operations. A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit a Fund's ability to realize its profits or limit its losses.

         Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until option trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation ("OCC") or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, the Fund could lose the entire value of its option.

         Special risks are presented by internationally-traded options. Because of time differences between the United States and the various foreign countries, and because different holidays are observed in different countries, foreign option markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

         Mortgage-related Securities

         Each of the Money Market Funds (other than the U.S. Treasury Securities Money Market Fund), the Institutional Money Market Funds (other than the Treasury Money Market Fund and Treasury Only Money Market Fund) the Bond Funds and the Asset Allocation Fund may, consistent with its investment objective and policies, invest in mortgage-related securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.


         Mortgage-related securities, for purposes of the Trust's Prospectuses and this Statement of Additional Information, represent pools of mortgage loans assembled for sale to investors by various governmental agencies such as the Government National Mortgage Association ("Ginnie Mae") and government-related organizations such as the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"), as well as by nongovernmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies. Such non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies. The Government Bond, the Government Money Market Funds and the Treasury & Agency Fund may only invest in mortgage-related securities issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The other

Funds listed above also may invest in mortgage-backed securities issued by non-government entities, which Consist of Collateralized Mortgage Obligations ("CMOs") and Real Estate Mortgage Investment Conduits ("REMICs") that are rated in one of the four highest rating categories by at least one NRSRO at the time of investment or, if unrated, determined by Banc One Advisors to be of comparable quality. The Funds, including the Government Bond and Government Money Market Funds, also may invest in multiple class securities issued by U.S. government agencies and instrumentalities such as Fannie Mae, Freddie Mac and Ginnie Mae. The Funds, except the Government Bond, Government Money Market
Funds and the Treasury & Agency Fund may invest in multiple class securities issued by private issuers including guaranteed CMOs and REMIC pass-through or participation certificates, when consistent with a Fund's investment objective, policies and limitations. A REMIC is a CMO that qualifies for special tax treatment under the code and invests in certain mortgages principally secured by interests in real property and other permitted investments.


         CMOs and guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests or "residual" interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the "Mortgage Assets"). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

         Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

         For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates ("PCS"). PCS represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCS, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCS referred to as "Gold PCS."

         Ginnie Mae REMIC Certificates guarantee the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the United States of America.

         REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. government securities for purposes of investment policies. CMOs and REMIC Certificates are issued in multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

         The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as "sequential pay" CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

         Additional structures of CMOs and REMIC Certificates include, among others, "parallel pay" CMOs and REMIC Certificates. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

         A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also know as "Z-Bonds"), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class ("PAC") certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the "PAC Certificates"), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes.

         The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

         There can be no assurance that the United States government would provide financial support to Fannie Mae, Freddie Mac or Ginnie Mae if necessary in the future.

         Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a Fund of the Trust purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. However, though the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security's return to the Trust's Funds. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Funds of the Trust will receive when these amounts are reinvested.

         The market value of the Fund's adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates.

         Certain adjustable rate mortgage loans may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other adjustable rate mortgage loans may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

         Although having less risk of decline during periods of rising interest rates, adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund's principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

         The Bond and Asset Allocation Funds may invest in mortgage-related securities which are collateralized mortgage obligations structured on pools of mortgage pass-through certificates or mortgage loans. Collateralized mortgage obligations will be purchased only if rated in the four highest rating categories by a nationally recognized rating organization such as Moody's or S&P.

         There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the United States. Fannie Mae is a government-sponsored organization owned entirely by private stock-holders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Mac Certificates are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

         The Funds may enter into mortgage "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contract with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will hold and maintain a segregated account until the settlement date, cash or liquid, high grade debt securities in an amount equal to the forward purchase price. The benefits derived from the use of mortgage dollar rolls may depend upon Banc One Advisors' ability to predict correctly mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed.

         The Funds currently intend to enter into mortgage dollar rolls that are accounted for as a financing.

         For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

         Yield, Market Value and Risk Considerations of Mortgage-Backed
         Securities

         The Bond Funds and the Asset Allocation Fund may invest in certain Mortgage-Backed Securities, such as Interest Only Stripped Mortgage-Backed Securities, that are extremely sensitive to changes in prepayments and interest rates. Even though such securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may fail to fully recover their investment in such securities.

         The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Trust invests will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates (giving consideration to the cost of any refinancing). In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

         In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to adjustable rate mortgage loans ("ARMs") has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to "lock-in" a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization. Other factors affecting prepayment of ARMs include changes in mortgagors' housing needs, job transfers, unemployment, mortgagors' net equity in the mortgage properties and servicing decisions.

         Foreign Investments

         The International Equity Index Fund will invest primarily in, and the Prime Money Market Fund, the Institutional Prime Money Market Fund, the Asset Allocation Fund, the remaining Equity Funds (other than the Equity Index Fund), the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Income Fund and the Ultra Short-Term Income Fund, subject to their respective investment objectives and policies, may also invest in certain obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Banker's Acceptances, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper (as those terms are defined in the relevant Prospectuses of the Trust). Securities of foreign issuers may include sponsored and unsponsored American Depository Receipts ("ADRs"). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. These instruments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Investments in all types of foreign obligations or securities will not exceed 25% of the net assets of the Asset Allocation Fund, the Equity Funds (with the exception of the International Equity Index Fund) and the Income Bond and Limited Volatility Bond Funds.

         By investing in foreign securities, the International Equity Index Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity Index Fund, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, will provide a source of increased diversification. The International Equity Index Fund itself seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity Index Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by one of a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

         PERCS*

         The Equity Funds may invest in Preferred Equity Redemption Cumulative Stock ("PERCS") which is a form of convertible preferred stock that actually has more of an equity component than it does fixed income characteristics. These instruments permit companies to raise capital via a surrogate for common equity. PERCS are preferred stock which convert to common stock after a specified period of time, usually three years, and are considered the equivalent of equity by the ratings agencies. Issuers pay holders a substantially higher dividend yield than that on the underlying common, and in exchange, the holder's appreciation is capped, usually at about 30 percent. PERCS are callable at any time. The PERC is mandatorily convertible into common stock, but is callable at any time at an initial call price that reflects a substantial premium to the stock's issue price. PERCS offer a higher dividend than that available on the common stock, but in exchange the investors agree to the company placing a cap on the potential price appreciation. The call price declines daily in an amount that reflects the incremental dividend that holders enjoy. PERCS are listed on an exchange where the common stock is listed.

*PERCS are a registered trademark of Morgan Stanley, which does not sponsor and is in no way affiliated with The One Group.

         When-Issued Securities


         As discussed in the Prospectuses, each Fund, except the Treasury Money Market Fund, the Funds of Funds and the Treasury & Agency Fund, may purchase securities on a "when-issued" basis. When a Fund agrees to purchase securities, the Fund's custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, a Fund may be required subsequently to place additional assets in the separate account in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. No Fund intends to purchase "when-issued" securities for speculative purposes but only for the purpose of acquiring portfolio securities. Because a Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of Banc One Advisors and the Sub-Advisor to manage the Fund might, as described in the Prospectuses, be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of a Fund's total assets, and a commitment will not exceed 90 days. A Fund may dispose of a when-issued security or forward commitment prior to settlement if Banc One Advisors deems it appropriate to do so.


         When a Fund engages in "when-issued" transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing the opportunity to obtain a price considered to be advantageous.

         Securities Lending

         Each of the Funds, except the Funds of Funds, may lend up to 33% of its portfolio securities to broker-dealers, banks or institutional borrowers of securities. A Fund must receive a minimum of 100% collateral in the form of cash, U.S. government securities, shares of an investment trust or shares of an investment company or any combination of such cash and securities. This collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower will pay the Fund any dividends or interest paid on such securities. Loans will be subject to termination by a Fund or the borrower at any time and are therefore not considered to be illiquid investments. While a Fund will not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if that is considered important with respect to the investment. A Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which Banc One Advisors has determined are creditworthy under guidelines established by the Trust's Board of Trustees and when, in the judgement of Banc One Advisors, the consideration that can be earned currently from such securities loans justifies the attendant risk.

         Index Investing by the Equity Index and International Equity Index
         Funds

         It is anticipated that the indexing approach that will be employed by the Equity Index Fund will be an effective method of substantially duplicating percentage changes in the S&P 500 Index (the "Index"). It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the Index in both rising and falling markets. The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the Index of at least 0.95, without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the Index. The Fund's ability to correlate its performance with the Index, however, may be affected by, among other things, changes in securities markets, the manner in which the Index is calculated by Standard & Poor's Corporation ("S&P") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         S&P chooses the stocks to be included in the Index largely on a statistical basis. Inclusion of a stock in the Index in no way implies an opinion by S&P as to its attractiveness as an investment. The Index is determined, composed and calculated by S&P without regard to the Equity Index Fund. S&P is neither a sponsor of, nor in any way affiliated with the Equity Index Fund, and S&P makes no representation or warranty, expressed or implied on the advisability of investing in the Equity Index Fund or as to the ability of the Index to track general stock market performance, and S&P disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Index or any data included therein. "Standard and Poor's 500" is a service mark of S&P.

         The weightings of stocks in the Index are based on each stock's relative total market value, i.e., market price per share times the number of Shares outstanding. Because of this weighting, approximately 50% of the Index is currently composed of the 50 largest companies in the Index, and the Index currently represents over 65% of the market value of all U.S. common stocks listed on the New York Stock Exchange. Typically, companies included in the Index are the largest and most dominant firms in their respective industries.

         Banc One Advisors generally selects stocks for the Equity Index Fund in the order of their weightings in the Index beginning with the heaviest weighted stocks. The percentage of the Equity Index Fund's assets to be invested in each stock is approximately the same as the percentage it represents in the Index. No attempt is made to manage the Equity Index Fund in the traditional sense using economic, financial and market analysis. The Equity Index Fund is managed using a computer program to determine which stocks are to be purchased and sold to replicate the Index to the extent feasible. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the Index, but such changes should be infrequent.

         It is anticipated that the indexing approach that will be employed by the International Equity Index Fund will be an effective method of substantially duplicating percentage changes in the GDP weighted MSCI EAFE Index (the "International Index"). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.95, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund's performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund's net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund's ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley International ("MSCI") and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

         MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. Gross Domestic Product is defined as a country's Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by Gross Domestic Product, which results in a more uniform distribution of capital across the EAFE markets than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

         MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index in no way implies an opinion by MSCI as to its attractiveness as an investment. The International Index is determined, composed and calculated by MSCI without regard to the International Equity Index Fund. MSCI is neither a sponsor of, nor in any way affiliated with the International Equity Index Fund, and MSCI makes no representation or warranty, expressed or implied on the advisability of investing in the International Equity Index Fund or as to the ability of the International Index to track general stock market performance, and MSCI disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the International Index or any data included therein. "MSCI EAFE Index" is a service mark of MSCI.

         Foreign Currency Transactions

         Banc One Advisors or the Sub-Advisor of the International Equity Index Fund may, if it so chooses, engage in Foreign Currency Transactions, as discussed below.

         Transaction Hedging. When a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The International Equity Index Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, the International Equity Index Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

         The International Equity Index Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts"). Although there is no current intention to do so, the International Equity Index Fund reserves the right to purchase and sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC.

         For transaction hedging purposes the International Equity Index Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

         Position Hedging. When it engages in position hedging, the International Equity Index Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which Banc One Advisors or the Sub-Advisor expects to purchase, when the Fund holds cash or short-term investments). In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. The

International Equity Index Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the United States and subject to regulation by the CFTC, although the International Equity Index Fund has no current intention to do so.

         The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

         It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

         Although the Fund has no current intention to do so, the International Equity Index Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

         Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the International Equity Index Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in the value of such currency.

         Currency Forward and Futures Contracts. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancellable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. The International Equity Index Fund would enter into foreign currency futures contracts solely for bona fide hedging or other appropriate risk management purposes as defined in CFTC regulations.

         Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are entered into directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

         At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

         Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the International Equity Index Fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

         General Characteristics of Currency Futures Contracts

         When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash or U.S. Treasury bills known as "initial margin." The nature of initial margin is different from that of margin in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligation.

         Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market." These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying currency rises above the delivery price, the Fund's position declines in value. The Fund then pays a broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract. Conversely, if the price of the underlying currency falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the currency underlying the futures contract.

         When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or gain. Such closing transactions involve additional commission costs.

         In addition to the margin requirements discussed above, transactions in currency futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission. Under those requirements, where a Fund has a long position in a futures or forward contract, it may be required to establish a segregated account (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit). For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments or currency underlying the futures or forward contracts (but are not less than the price at which the short positions were established). However, segregation of assets is not required if the Fund "covers" a long position. For example, instead of segregating assets, a Fund, when holding a long position in a futures or forward contract, could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held by the Fund. In addition, where a Fund takes short positions, or engages in sales of call options, it need not segregate assets if it "covers" these positions. For example, where a Fund holds a short position in a futures or forward contract, it may cover by owning the instruments or currency underlying the contract. A Fund may also cover such a position by holding a call option permitting it to purchase the same futures or forward contract at a price no higher than the price at which the short position was established. Where a Fund sells a call option on a futures or forward contract, it may cover either by entering into a long position in the same contract at a price no higher than the strike price of the call option or by owning the instruments or currency underlying the futures or forward contract. The Fund could also cover this position by holding a separate call option permitting it to purchase the same futures or forward contract at a price no higher than the strike price of the call option sold by the Fund.

         Foreign Currency Options. The International Equity Index Fund may purchase U.S. exchange-listed call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

         The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

         There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

         Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Variable and Floating Rate Notes

         Variable amount master demand notes, in which the Prime Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund, the Bond Funds, and the Equity Funds may invest, are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. Banc One Advisers or the Sub-Advisor will consider the earning power, cash flow, and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master demand note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer through demand.


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
         As described in the Prospectuses of the Bond Funds, the Equity Funds, the Tax-Free Funds, the Ohio Municipal Money Market, the Municipal Money Market, the Institutional Prime Money Market and the Government Money Market Funds, subject to their investment objective policies and restrictions, each such Fund (other than the Equity Index Fund) may acquire variable and floating rate notes. A variable rate note is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate note is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Such notes are frequently not rated by credit rating agencies; however, unrated variable and floating rate notes purchased by a Fund will be determined by Banc One Advisors or the Sub-Advisor under guidelines established by the Trust's Board of Trustees to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund's investment policies. In making such determinations, Banc One Advisors or the Sub-Advisor will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. Although there may be no active secondary market with respect to a particular variable or floating rate note purchased by a Fund, the Fund may re-sell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for the Fund to dispose of the variable or floating rate note involved in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate notes may be secured by bank letters of credit. A Fund will purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund's assets at a favorable rate of return.

         Variable or floating rate notes with stated maturities of more than 397 days may, under the Securities and Exchange Commission's amortized cost rule, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities as follows:

         (1) Adjustable Rate Government Securities. A Government Security which is a Variable Rate Security where the variable rate of interest is readjusted no less frequently than every 762 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a Floating Rate Security shall be deemed to have a remaining maturity of one day.

         (2) Short-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (3) Long-Term Variable Rate Securities. A Variable Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a Demand Feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

         (4) Short-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

         (5) Long-Term Floating Rate Securities. A Floating Rate Security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

         As used above, a note is "subject to a demand feature" where the Fund is entitled to receive the principal amount of the note either at any time on no more than thirty days' notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days notice.

         Variable and floating rate notes for which no readily available market exists will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 10% (with respect to the Money Market and Institutional Money Market Funds) or 15% (with respect to all Funds other than the Money Market and Institutional Money Market Funds) of the Fund's net assets only if such notes are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand notes that are not illiquid. If not rated, such instruments must be found by Banc One Advisors or the Sub-Advisor, under guidelines established by the Trust's Board of Trustees, to be of comparable quality to instruments that are rated high quality. A rating may be relied upon only if it is provided by a nationally recognized statistical rating organization that is not affiliated with the issuer or guarantor of the instruments. For a description of the rating symbols of S&P, Moody's, and Fitch used in this paragraph, see the Appendix. The above Funds may also invest in Canadian Commercial Paper which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation and in Europaper which is U.S. dollar denominated commercial paper of a foreign issuer.

         Municipal Securities

         As a matter of fundamental policy, under normal market conditions, at least 80% of the total assets of each of the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas Tax-Free Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the West Virginia Municipal Bond Fund, the Arizona Municipal Bond Fund, and the Tax Exempt Money Market Fund will be invested in Municipal Securities. Each of the Prime Money Market, Asset Allocation, Income Bond, Limited Volatility Bond, Intermediate Bond, Ultra Short-Term Income and Income Funds may also invest in Municipal Securities if Banc One Advisors determines that such Municipal Securities offer attractive yields. Municipal Securities are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as bridges, highways, roads, schools, water and sewer works, and other utilities. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain debt obligations known as "private activity bonds" may be issued by or on behalf of municipalities and public authorities to obtain funds to provide certain water, sewage and solid waste facilities, qualified residential rental projects, certain local electric, gas and other heating or cooling facilities, qualified hazardous waste facilities, high-speed intercity rail facilities, governmentally-owned airports, docks and wharves and mass commuting facilities, certain qualified mortgages, student loan and redevelopment bonds and bonds used for certain organizations exempt from federal income taxation. Certain debt obligations known as "industrial development bonds" under prior federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide certain privately operated housing facilities, sports facilities, industrial parks, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities, sewage or solid waste disposal facilities, and certain facilities for water supply. Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be Municipal Securities, but the size of such issues is limited under current and prior federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under federal tax law by an annual "volume cap." The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state. The Tax-Free Funds may not be a desirable investment for "substantial users" of facilities financed by private activity bonds or industrial development bonds or for "related persons" of substantial users.

         Private activity bonds that are issued by or on behalf of public authorities to finance various privately-operated facilities are included within the term "Municipal Securities" as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market, Ohio Municipal Bond and Municipal Money Market Funds) and in this Statement of Additional Information with respect to such Funds only if the interest paid thereon is both exempt from federal income tax and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. Private activity bonds that are subject to federal income tax and are treated as a preference item for individuals for purposes of the federal alternative minimum tax are included within the term Taxable Obligations as used in the Prospectuses of the Tax-Free Funds (other than the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and Municipal Money Market Fund). As used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund and the Municipal Money Market Fund and in this Statement of Additional Information with respect to such Funds, the term Municipal Securities includes private activity bonds that are issued by or on behalf of public authorities to finance privately operated facilities only if the interest paid thereon is exempt from federal income tax (other than the Federal alternative minimum tax). Private activity bonds that are subject to federal income tax are included within the term Taxable Obligations as used in the Prospectuses of the Ohio Municipal Money Market Fund, the Ohio Municipal Bond Fund, and the Municipal Money Market Fund.

         The two principal classifications of Municipal Securities consist of "general obligation" and "limited" (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer's legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

         The Funds may also acquire "moral obligation" issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund may purchase short-term tax-exempt General Obligations Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, and other forms of short-term tax-exempt loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

         There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications, and the yields on Municipal Securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligations, and the rating of the issue. The ratings of Moody's and S&P represent their opinions as to the quality of Municipal Securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. Banc One Advisors will consider such an event in determining whether the Fund should continue to hold the obligations.

         Municipal securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations. Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

         Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities and may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Each Fund will limit its investment in municipal leases to no more than 5% of its total assets. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases, on an ongoing basis, including an assessment of the likelihood that the lease will not be cancelled.

         The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain certain ongoing requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. While the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these ongoing requirements and generally agree to institute procedures designed to insure that these requirements will be consistently met, there is no assurance that the requirements will be consistently met. The failure to meet these requirements could cause the interest on the bonds to become taxable, possibly retroactively from the date of issuance, thereby reducing the value of the bonds and subjecting Shareholders to unanticipated tax liabilities and possibly requiring a Fund to sell the bonds at the reduced value. Furthermore, any failure to meet these ongoing requirements might constitute an event of default under the applicable mortgage or permit the holder to accelerate payment of the bond or require the issuer to redeem the bond. In any event, where the mortgage is insured by the Federal Housing Administration ("FHA"), the consent of the FHA may be required before insurance proceeds would become payable to redeem the mortgage subsidy bonds.

         Information about the financial condition of issuers of Municipal Securities may be less available than about corporations having a class of securities registered under the Securities Exchange Act of 1934.

         An issuer's obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities may be materially adversely affected by litigation or other conditions.

         Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations or certain segments thereof, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund's Municipal Securities in the same manner.

         From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. A recent decision of the United States Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on
(i) the availability of Municipal Securities for investment by the Funds, and
(ii) the value of the investment portfolios of the Funds.

         The Internal Revenue Code of 1986, as amended (the "Code") imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the United States of America. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

         The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement. A Fund will not purchase participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on Municipal Securities in which it holds such participation interest is exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax.

         Demand Features


         The Funds (except the Funds of Funds and the Treasury & Agency Fund) may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. The Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security.


         Under a "stand-by commitment," a dealer would agree to purchase, at a Fund's option, specified municipal securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options. A Fund will generally limit its investments in stand-by commitments to 25% of its total assets.

         Swaps, Caps and Floors


         All of the Bond Funds (except the Limited Volatility Bond Fund and the Treasury & Agency Fund) and the fixed income portion of the Asset Allocation Fund may enter into swaps, caps, and floors on various securities (such as U.S. government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes, in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps, caps, and floors (sometimes hereinafter collectively referred to as "swap contracts") are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Funds will use swap contracts for purposes similar to the purposes for which they use options, futures, and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts, and options on futures. See "Futures Contracts and Related Options;" and "Options."


         The Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Fund's exposure to market fluctuations while others may tend to increase market exposure.

         Swap contracts typically involve an exchange of obligations by two sophisticated parties. For example, in an interest rate swap, the Fund may exchange with another party their respective rights to receive interest, such as an exchange of fixed rate payments for floating rate payments. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Mortgage swaps are similar to interest rate swaps in that they represent commitments to pay and receive interest. The notional principal amount, however, is tied to a reference pool or pools of mortgages.

         Caps and floors are variations on swaps. The purchase of a cap entitles the purchaser to receive a principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. Caps and floors are similar in many respects to over-the-counter options transactions, and may involve investment risks that are similar to those associated with options transactions and options on futures contracts.

         Because swap contracts are individually negotiated, they remain the obligation of the respective counterparties, and there is a risk that a counterparty will be unable to meet its obligations under a particular swap contract. If a counterparty defaults on a swap contract with a Fund, the Fund may suffer a loss. To address this risk, each Fund will usually enter into interest rate swaps on a net basis, which means that the two payment streams (one from the Fund to the counterparty, one to the Fund from the counterparty) are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal, except for the purposes of collateralization as discussed below. Accordingly, the risk of loss with respect to interest rate swaps entered into on a net basis would be limited to the net amount of the interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. In addition, the Fund may incur a market value adjustment on securities held upon the early termination of the swap. To protect against losses related to counterparty default, the Funds may enter into swaps that require transfers of collateral for changes in market value. In contrast, currency swaps and other types of swaps may involve the delivery of the entire principal value of one designated currency or financial instrument in exchange for the other designated currency or financial instrument. Therefore, the entire principal value of such swaps may be subject to the risk that the other party will default on its contractual delivery obligations.

         In addition, because swap contracts are individually negotiated and ordinarily non-transferable, there also may be circumstances in which it would be impossible for a Fund to close out its obligations under the swap contract prior to its maturity. Under such circumstances, the Fund might be able to negotiate another swap contract with a different counterparty to offset the risk associated with the first swap contract. Unless the Fund is able to negotiate such an offsetting swap contract, however, the Fund could be subject to continued adverse developments, even after Banc One Advisors has determined that it would be prudent to close out or offset the first swap contract.

         The Funds will not enter into any mortgage swap, interest rate swap, cap or floor transaction unless the unsecured commercial paper, senior debt, or the claims paying ability of the other party thereto is rated in one of the top two rating categories by at least one NRSRO, or if unrated, determined by Banc One Advisors to be of comparable quality.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary Fund securities transactions. If Banc One Advisors is incorrect in its expectations of market values, interest rates, or currency exchange rates, the investment performance of the Funds would be less favorable than it would have been if this investment technique were not used.

         The Staff of the Securities and Exchange Commission is presently considering its position with respect to swaps, caps and floors as senior securities. Pending a determination by the Staff, the Funds will either treat swaps, caps and floors as being subject to their senior securities restrictions or will refrain from engaging in swaps, caps and floors. Once the Staff has expressed a position with respect to swaps, caps and floors, the Funds intend to engage in swaps, caps and floors, if at all, in a manner consistent with such position. To the extent the net amount of an interest rate or mortgage swap is held in a segregated account, consisting of cash or liquid, high grade debt securities, the Funds and Banc One Advisors believe that swaps do not constitute senior securities under the Investment Company Act of 1940 and, accordingly, will not treat them as being subject to each Fund's borrowing restrictions. The net amount of the excess, if any, of each Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' Custodian.

         Structured Instruments


         All of the Bond Funds (except the Limited Volatility Bond Fund and the Treasury & Agency Fund) and the fixed income portion of the Asset Allocation Fund may invest, from time to time, in one or more structured instruments. Structured instruments are debt securities issued by agencies of the U.S. government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indexes. Structured instruments frequently are assembled in the form of medium-term notes, but a variety of forms are available and may be used in particular circumstances.


         The terms of such structured instruments provide that their principal and/or interest payments are adjusted upwards or downwards to reflect changes in the reference index while the structured instruments are outstanding. In addition, the reference index may be used in determining when the principal is redeemed. As a result, the interest and/or principal payments that may be made on a structured product may vary widely, depending on a variety of factors, including the volatility of the reference index and the effect of changes in the reference index on principal and/or interest payment.

         While structured instruments may offer the potential for a favorable rate of return from time to time, they also entail certain risks. Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. If the value of the reference index changes in a manner other than that expected by Banc One Advisors, principal and/or interest payments on the structured instrument may be substantially less than expected. The Funds will invest only in structured securities that are consistent with each Fund's investment objective, policies and restrictions and Banc One Advisors' outlook on market conditions. In some cases, depending on the terms of the reference index, a structured instrument may provide that the principal and/or interest payments may be adjusted below zero; however, the Funds will not invest in structured instruments if the terms of the structured instrument provide that the Funds may be obligated to pay more than their initial investment in the structured instrument, or to repay any interest or principal that has already been collected or paid back. Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund's ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid, and will limit their investments in such instruments to no more than 15% of each Fund's net assets, when combined with all other illiquid investments of each Fund. In addition, although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture). In that respect, the risks of default associated with structured instruments may be similar to those associated with swap contracts. See "Swaps, Caps and Floors."

         New Financial Products


         New options and futures contracts and other financial products, and various combinations thereof, continue to be developed and all of the Bond Funds (except the Limited Volatility Bond Fund and the Treasury & Agency Fund) and the fixed income portion of the Asset Allocation Fund may invest in any such options, contracts and products as may be developed to the extent consistent with each Fund's investment objective, policies and restrictions and the regulatory requirements applicable to investment companies.


         These various products may be used to adjust the risk and return characteristics of each Fund's investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer's credit risk. If market conditions do not perform consistent with expectations, the performance of each Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

         Restricted Securities


         Each of the Equity Funds (except the Equity Index Fund and the International Equity Index Fund), each of the Bond Funds (except the Ohio Municipal Bond Fund and the Treasury & Agency Fund) and each of the Money Market Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933 and other restricted securities. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Funds through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Funds' Advisor, as liquid and not subject to the investment limitation applicable to illiquid securities.

         The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed Banc One Advisors to consider the following criteria in determining the liquidity of certain restricted securities:

         -    the frequency of trades and quotes for the security;

         - the number of dealers willing to purchase or sell the security and the number of other potential buyers;

         -    dealer undertakings to make a market in the security; and

         - the nature of the security and the nature of the marketplace trades.

         Certain Section 4(2) commercial paper programs cannot rely on Rule 144a because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust's liquidity requirements that an issue of 4(2) commercial paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

         - The 4(2) paper must not be traded flat or in default as to principal or interest;

         - The 4(2) paper must be rated in one of the two highest rating categories by a least two nationally recognized statistical rating organizations ("NRSROs"), or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by Banc One Advisors to be of equivalent quality; and

         - Banc One Advisors must consider the trading market for the specific security, taking into account all relevant factors, including but not limited, to whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or is administered by a direct issuer pursuant to a direct placement program; and

         - Banc One Advisors shall monitor the liquidity of the 4(2) commercial paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a fund to hold more than 15% (10% for Money Market Funds) of its total assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of The One Group, unless Banc One Advisors is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund's holdings of illiquid assets to less than 15% (10% for Money Market Funds) of its total assets; and

         - Banc One Advisors shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these Guidelines no less frequently that quarterly.

         High Yield Securities

         The Income Fund and the Income Bond Fund may invest in high yield securities. High yield bonds are securities that are rated below investment grade by the primary rating agencies (BB or lower by S&P and BA or lower by Moody's). Other terms used to describe such securities include "lower rated bonds", "non-investment grade bonds" and "junk bonds". Generally, lower rated debt securities provide a higher yield than higher rated debt securities of similar maturity, but are subject to a greater degree of risk with respect to the ability of the issuer to meet its principal and interest obligations. Issuers of high yield securities may not be as strong financially as those issuing higher rated securities. These securities are regarded as predominately speculative. The market value of high yield securities may fluctuate more than the market value of higher rated securities, since high yield securities tend to reflect short-term corporate and market developments to a greater extent than higher rated securities, which fluctuate primarily in response to the general level of interest rates, assuming that there has been no change in the fundamental quality of such securities. The market prices of fixed income securities generally fall when interest rates rise. Conversely, the market prices of fixed-income securities generally rise when interest rates fall.

         Additional risks of high yield securities include limited liquidity and secondary market support. As a result, the prices of high yield securities may decline rapidly in the event that a significant number of holders decide to sell. Changes in expectations regarding an individual issuer, an industry or high yield securities generally could reduce market liquidity for such securities and make their sale by the Funds more difficult, at least in the absence of price concessions. Reduced liquidity also could adversely affect the Funds' ability to accurately value high yield securities. Issuers of high yield securities also are more vulnerable to real or perceived economic changes (for instance, an economic downturn or prolonged period of rising interest rates), political changes or adverse developments specific to the issuer. Adverse economic, political or other developments may impair the issuer's ability to service principal and interest obligations, to meet projected business goals and to obtain additional financing, particularly if the issuer is highly leveraged. In the event of a default, the Funds would experience a reduction of their income and could expect a decline in the market value of the defaulted securities.

         Further, proposed new laws may have a possible negative impact on the market for high yield bonds. As an example, legislation requires federally-insured savings and loan associations to divest their investments in high yield bonds. New legislation, if enacted, could have a material negative effect on a Fund's net asset value and investment practices.

         Finally, the market prices of high-yield securities structured as zero coupon or pay-in-kind securities are generally affected to a greater extent by interest rate changes and tend to be more volatile than securities which pay interest periodically. In addition, zero coupon, pay-in-kind and delayed interest bonds often do not pay interest until maturity. However, a Fund must recognize a computed amount of interest income and pay dividends to shareholders even though it has received no cash. In some instances, the Funds may have to sell securities to have sufficient cash to pay the dividends.

         The high yield securities in which the Funds may invest include the following:

         -- Straight fixed-income debt securities. These include bonds and other debt obligations which bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

        -- Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

        -- Zero-fixed-coupon debt securities. These are zero-coupon debt securities which convert on a specified date to interest-bearing debt securities.

         Ohio Municipal Securities

         As used in the Trust's Prospectuses and this Statement of Additional Information, the term "Ohio Municipal Securities" refers to debt securities which (i) are issued by or on behalf of the State of Ohio or its respective authorities, agencies, instrumentalities, and political subdivisions, and (ii) produce interest which, in the opinion of issuer's counsel at the time of issuance, is exempt from both federal income tax, and Ohio personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN OHIO MUNICIPAL SECURITIES

         The economy of Ohio, while becoming increasingly diversified and increasingly reliant on the service sector, continues to rely in significant part on durable goods manufacturing, which is largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole. Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers. Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of the Ohio Municipal Securities in the Funds of the Trust or the ability of the respective obligators to make timely payment of interest and principal on such obligations.

         Since the Ohio Municipal Bond Fund and Ohio Municipal Money Market Fund invest primarily in Ohio Municipal Securities, the value of each Fund's Shares may be especially affected by factors pertaining to the economy of Ohio and other factors specifically affecting the ability of issuers of Ohio Municipal Securities to meet their obligations. As a result, the value of the Shares of the Ohio Municipal Bond Fund and the Ohio Municipal Money Market Fund may fluctuate more widely than the value of Shares of a portfolio investing in securities relating to a number of different states. The ability of Ohio state, county, or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amounts of tax and other revenues available to issuers of Ohio Municipal Securities may be affected from time to time by economic, political and demographic conditions within the state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state, and local aid to issuers of Ohio Municipal Securities may also affect their ability to meet their obligations. Payments of principal and interest on limited obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political, and demographic conditions in the state. Any reduction in the actual or perceived ability to meet obligations on the part of either an issuer of an Ohio Municipal Security or a provider of credit enhancement for such Ohio Municipal Security (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of that Ohio Municipal Security and could adversely affect the values of other Ohio Municipal Securities as well.

         West Virginia Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "West Virginia Municipal Securities" refers to debt securities which are issued by or on behalf of West Virginia or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, and is exempt from West Virginia personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN WEST VIRGINIA MUNICIPAL SECURITIES

         West Virginia's economy is dependent upon the coal mining industry. A reduction in the demand for certain types of coal and increasing governmental regulation affecting production and usage of coal has had an adverse impact upon the industry and upon the economy of the state. Notwithstanding the importance of the coal mining industry to the West Virginia economy, over the course of the past few years, West Virginia's economy has benefitted from a developing tourism industry. Tourism directly and indirectly accounts for a material portion of the West Virginia economy.

         In 1989, state taxes were substantially increased by applying sales, service and use taxes to a vast number of consumer and industrial products and services that were previously exempt from such tax. In 1993, the state's gasoline tax was substantially increased. In 1994, full implementation of a reappraisal of real property for ad valorem tax purposes took effect.

         The increase in taxes in recent years and other measures have helped to bring governmental expenses in line with income; and, at the end of its three most recent fiscal years, state government has reported a surplus. However, as in many other states, the state, local governments and school boards continue to struggle to produce sufficient revenues to fund operations and support public education.

         West Virginia led the nation in unemployment from July, 1991 through August, 1993. Since then West Virginia's unemployment rate has dropped significantly, but the state still has one of the highest unemployment rates in the nation. Although the seasonally adjusted rate in West Virginia declined slightly from 7.7% in June, 1995 to 7.3% in June, 1996, West Virginia's unemployment rate is still well above the 5.3% national rate for June, 1996. Relatively high unemployment continues to reflect weakness in the West Virginia economy.

         Kentucky Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Kentucky Municipal Securities" refers to debt securities which are issued by or on behalf of Kentucky or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax, and is exempt from Kentucky personal income tax.

RISK FACTORS REGARDING INVESTMENTS IN KENTUCKY MUNICIPAL SECURITIES

         As of May 31, 1996, Kentucky had an unemployment rate of 4.9%, which was below the national average of 5.3%. For calendar year 1995, Kentucky's per capita income ranked 43rd in the nation and was 82% of the national average. The most current audited financial statements for Kentucky indicated a surplus of funds in the General Fund of $389,864,000 as of June 30, 1995, which was $299,295,000 above the budgeted balance.

         Unlike the municipal securities of most states, nearly all Kentucky Municipal Securities are not general obligations of the issuer; rather, payment depends on revenues generated by the property financed by the securities.

         Texas Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Texas Municipal Securities" refers to debt securities which are issued by or on behalf of Texas or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN TEXAS MUNICIPAL SECURITIES

         Because the Fund invests primarily in obligations issued by Texas entities, the Fund's performance is partially dependent upon economic conditions within the State of Texas generally and upon the economic condition of issuing governments and their instrumentalities in particular. In the late 1980's, weakness in the oil and gas related and agricultural sectors of the Texas economy adversely affected consumer spending, financial institutions, utility demand, and real estate values within the state. Consequently, the state and many of its local governments had to increase sales, utilities, and ad valorem tax rates in order to maintain revenue yields. In the past two years, however, in contrast to the national economy, business activity in Texas has strengthened, with employment growth occurring in most sectors. In addition, Texas' major financial institutions have been recapitalized and bank failures have generally ceased.

         Arizona Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Arizona Municipal Securities" refers to debt securities which are issued by or on behalf of Arizona or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN ARIZONA MUNICIPAL SECURITIES

         Arizona's outlook remains uncertain as long as the state does not adopt a plan regarding long term matching of revenues and expenditures, especially for education, health care and corrections. Arizona's growth continues to out pace national averages, for example: (i) the state's 35% population growth during the 1980's was the third fastest rate in the nation, next to Alaska and Nevada; (ii) Arizona's current population growth is over 2% per year, about twice the national average; and (iii) the state's unemployment rate currently is 4.5%.

         Nonetheless, growth has been expensive for Arizona. During the high-growth 1980's, combined per capita state and local expenditures climbed to about 105% of the U.S. average from about 95%, according to data from the Advisory Commission on Intergovernmental Relations. Between fiscal 1985 and 1990, the state managed five successive years of shortfalls with internal borrowing, tax accelerations, one-time adjustments, and budget cuts. Since 1991, the state's budget has been balanced. Although the Arizona State debt limit is $350,000, and, by its Constitution, Arizona is a "pay as you go" State, the State finances many capital improvements through revenue bonds, special tax bonds or lease purchase arrangements, which are not treated as "debts", but which greatly reduce the pressure on the State's annual budget. For example, the Arizona Department of Transportation issues bonds supported by excise taxes on fuel for propulsion of motor vehicles, the State's universities and community colleges are funded in part through revenue bonds payable solely from tuitions and student fees, and the State itself, from time to time, finances facilities through annually renewable lease-purchase agreements. The various political subdivisions of the state have differing debt limits, and their debts are not aggregated into the State's debt limit.

         In addition, local conditions may materially effect any given issue or issuer. Such conditions include, without limitation, (1) acts of God (such as flooding or droughts), (2) mismanagement or bankruptcy of large tax payers or users of an issuer's services or conduit borrowers who may be the true obligors of a tax exempt issue, or who may bear a disproportionate share of the taxes, special assessments or revenues supporting securities issued by an issuer, (3) environmental enforcement actions instituted by the State or federal government,
(4) mismanagement of the issuer's affairs, (5) damage claims which exceed insurance coverage or self-insurance reserves

(neither the State of Arizona nor its political subdivisions enjoy sovereign immunity from damage claims), or (6) issuer bankruptcy.

         In addition, Arizona's continued population growth depends to some extent on its ability to manage its water resources, as the State is predominantly arid. Specifically, the great bulk of Arizona's population, and the area wherein most future growth is expected to occur, is located in three central Arizona counties, i.e. Maricopa (including the greater Phoenix metropolitan area), Pima (including the Tucson metropolitan area), and Pinal Counties.

         To a great extent continued growth in these counties will depend on continued importation of water from the Colorado River. This is accomplished through the Central Arizona Project, a federal water reclamation project, a major portion (2 to 2.5 billion dollars) of which must be repaid through water sales to, and taxes levied on, the water users in such counties. The actual amount to be repaid is now the subject of litigation, which can be expected to continue for several years. Construction of the Central Arizona Project was declared to be substantially complete in October of 1993.

         Arizona's share of Colorado River water, although adjudicated by the U.S. Supreme Court, is, to some extent, sought by the States of California and Nevada who have expressed interest in gaining access to that portion of Arizona's share not being put to beneficial use within the State. Arizona demand for Central Arizona Project water is currently in the range of 35 to 40% of Project capacity. The long range success of either California or Nevada's position cannot be determined at this time.

         There is litigation pending in Arizona which could have material effects on the value of school district bonds. In the Roosevelt Elementary School District case, plaintiffs have alleged a failure on behalf of the State to ensure that school facilities in districts with lower assessed valuations are properly capitalized, in line with uniformly applied objective standards. The Arizona Supreme Court ruled that Arizona's statutory financing scheme for public education is not in compliance with the Arizona Constitution.

         In 1996, the Arizona Legislature adopted legislation appropriating additional state funding for school districts. It is unclear whether, when or in what form the Arizona Legislature may further respond to the Court's direction in Roosevelt to enact appropriate school budget and finance laws, nor can any assurance be given that the Supreme Court will approve any such legislative response or that the Supreme Court will not take further action in this matter, either before or after any legislative response. The effect of any such legislative or judicial action cannot be determined at this time, but such action may have future material effects on the financial operations of Arizona School Districts.

         In the Creighton Elementary School District case, taxpayers within Creighton Elementary School District No. 14 of Maricopa County, Arizona (the "Creighton District"), brought suit in the Superior Court of Maricopa County against the Creighton District on the basis that the outstanding principal amount of bonds previously issued by the Creighton District, together with premium received in connection with the issuance of such bonds, should be treated as debt for constitutional and statutory debt limit purposes. The plaintiffs sought to enjoin the issuance of additional bonds, arguing that accumulated initial issue premium should be treated as debt for constitutional debt limit purposes. This premium, associated with the issuance of prior Creighton District Bonds, if counted as debt, would, plaintiffs contended, cause the bonds sought to be issued to exceed the Creighton District's debt limit. On April 18, 1996, the Court entered a judgment in favor of the taxpayers, enjoining the issuance of additional Creighton District Bonds. In a subsequent minute entry, the court stated that the premium to be treated as debt is determined on the amount the underwriter paid to the Creighton District for the bonds in question and not on the price for which the underwriter resold such bonds. In addition, the court has also subsequently stated that the premium treated as debt attributable to each maturity is retired upon the payment of the principal amount of the applicable maturity. It is not clear if, pursuant to the judgment against the Creighton District, all or part of any premium received by the

Creighton District is subject to constitutional and statutory requirements other than debt limits, such as the requirement for voter authorization. The judgment was not appealed by the Creighton District. Many school districts in Arizona have outstanding obligations (i.e. obligations, wherein large initial issue premiums were received) similar to that of the Creighton District.

         Notwithstanding such litigation, issuer's counsel, representing school districts has or will issue an unqualified opinion with respect to the validity, enforceability and tax-exempt status of School District Bonds before such Bonds are acquired by the fund. The standard of certainty applicable to such opinion is that it would be unreasonable for a court to hold to the contrary to matters addressed therein.

         The Arizona Legislature has passed legislation with respect to the treatment of premium and debt (the "Act"). Under the Act, the outstanding indebtedness of a jurisdiction is equal to the total principal amount of all bonds outstanding at the time of calculation. Under this legislation, premium is not counted as debt, but the amount of premium permitted for bonds issued after the Act's enactment is limited to the greater of 2% of the par value of the bond issue or $100,000. The Act further validated all then outstanding general obligation and general obligation refunding Bonds which might have been subject to challenge after the Creighton ruling.

         It is not known whether the Act will be challenged in court or whether, if challenged, all or any portion of the act would be upheld in a court.

         Louisiana Municipal Securities

         As used in the Prospectus and this Statement of Additional Information, the term "Louisiana Municipal Securities" refers to debt securities which are issued by or on behalf of Louisiana or its respective authorities, agencies, instrumentalities and political subdivisions and which produce interest which, in the opinion of counsel for the issuer, is exempt from federal income tax .

RISK FACTORS REGARDING INVESTMENTS IN LOUISIANA MUNICIPAL SECURITIES

         Louisiana's general obligation bonds are currently rated Baa1 by Moody's Investors Service, Inc. ("Moody's") and A minus by Standard and Poor's Rating Group ("S&P"). Louisiana's ratings reflect an ongoing recovery process from the severe financial problems which developed after oil prices declined in the mid-to-late 1980's. Also, both rating agencies have commended the State for enacting constitutional reforms in the Fall of 1993 that curb borrowing and require that non-recurring revenues be applied to debt reduction. However, Louisiana remains one of the weakest states in terms of its credit fundamentals. While ratings of individual cities, parishes, agencies and special districts vary, most Louisiana issuers have been affected to some degree by Louisiana's economy.

         Through the oil boom of the late 1970s and early 1980s, Louisiana's labor force and employment grew steadily, as did its financial position. By June 30, 1981, the General Fund had run several years of operating surpluses, bringing the ending fund balance to $839.5 million, a sizeable 16% of operating expenditures. When the oil industry weakened, economic growth slowed and operating deficits occurred, Louisiana's undesignated General Fund deficit reached $512 million in fiscal 1988 (ended June 30) and the fund balance was a negative $377 million.

         To address its deficits, Louisiana created the Louisiana Recovery District in 1988, which sold $979 million revenue bonds secured by (i) the revenues derived from the Recovery District's 1% statewide sales and use tax, and (ii) all funds and accounts held under the Recovery District's general bond resolution and all investment earnings on such funds and accounts. As of December 31, 1994, the principal amount of all these bonds (including bonds issued to defease certain portions of the original bond issue) was $486,795 million. Article VI, Section 30.1 of the State Constitution, effective November 3, 1994, prohibits the Recovery District from issuing additional bonds except to refund bonds at a lower effective interest rate. All bonds of the Recovery District have been retired.

         During the period from fiscal year 1990-91 through fiscal year 1994-95, the state experienced operating budget surpluses in four of the five fiscal years. The table below sets forth in summary fashion the condition of the State's General Fund from fiscal years 1990-91 through 1994-95.


                                           1994-95(1)         1993-94          1992-93         1991-92(2)         1990-91
                                           ----------         -------          -------         ----------         -------

Total Revenue                            $ 10,515,148       $10,674,052      $10,655,246      $ 8,743,623       $ 7,603,457
Total Expenditures                         10,721,280        10,570,658       10,344,339        9,249,014         7,917,823
Net Other Financing Sources                    24,607            25,698            8,501           18,960                 0
Excess (Deficiency) of Revenues and
  Other Sources Over Expenditures
  and Other Uses                             (181,525)          129,102          319,408         (485,431)         (314,366)
Beginning Fund Balance                        594,920           457,909           50,013          535,906           841,428
Fund Balance Adjustments                       13,764             7,909           88,488              538             8,844
Ending Fund Balance                           427,159           594,920          457,909           50,013           535,906
Undesignated Fund Balance                     145,689           212,941          101,138          (83,342)          417,983

Note: For purposes of this comparison, transfers have been reclassified as revenue/expenditure

(1) Approximately $106 million in beginning undesignated fund balance was utilized to defease future debt service attributable to fiscal year 1995-96 as described below.

(2) Included in fiscal year 1992-93 are the Office of Risk Management and State Employees Group Benefits. The fund balance in fiscal year 1991-1992 was not restated to reflect this change.

         Fiscal year 1989-90 ended with a small operating surplus of $47 million, which included $13 million of adjustments. This $47 million, when added to the $655 million balance from the prior fiscal year, brought the accumulated surplus to $702 million as of June 30, 1990.

         Approximately $284 million of the 1989-90 surplus was ultimately used to fund the fiscal year 1990-91 budget. As a result, the State ended the 1990-91 fiscal year with an accumulated General Fund surplus of $417.98 million.

         Upon the actual completion of the fiscal year 1991-1992, it was learned that the State's General Fund actually ended fiscal year 1991-92 with an undesignated fund balance deficit of $83 million. This shortfall was eliminated within the 1992-93 budgetary fiscal cycle by utilizing a set aside against the total balance available for appropriations, resulting from the official projections of the Revenue Estimating Conference, prior to any budget adjustment approval submitted to the Joint Legislative Committee on the Budget.

         The State ended the fiscal year 1992-93 with a positive undesignated fund balance in its General Fund of $101 million. During 1994, $30.6 million of the surplus funds were utilized to cover known shortfalls in current year program operations. As noted in the table above, the State ended the fiscal year 1993-94 with an operating surplus of $129 million dollars. This amount together with the prior year fund balance of $101 million and reserve changes left an all unreserved-undesignated balance in the General Fund of $212.9 million.

         The State began fiscal year 1994-95 with a General Fund balance of $594 million. At the time the projections of the Revenue Estimating Conference for fiscal year 1993-94 were published, the undesignated fund balance was reflected at $212 million. Subsequent to publication, it was determinate that $106 million of the $212 million was, in fact, designated for other mandated purposes and was not available for general operating purposes. The remaining $106 million was subsequently utilized prior to June 30, 1995, to structure a current portfolio that was utilized to defease a portion of the State's fiscal year 1994-95 general obligation debt service requirement, which freed an equivalent amount of projected general fund revenues for fiscal year 1994-95 to be utilized to cover normal operating costs.

         The State's General Fund has an operating loss (on a generally accepted accounting principles basis) of $181 million in fiscal year 1994-95 (on a budgetary basis, this balance would be reduced by those fund balances utilized to structure the aforementioned portfolio). As a result of operations and inventory valuation changes, the State General Fund balance, as of June 30, 1996, declined to $427 million, of which $145 million was undesignated or reserved for a future purpose.

         The current general fund expenditure authorizations necessary to continue all existing programs through fiscal year 1995-96 is approximately $4,912 million, inclusive of currently known supplemental appropriations needs. The revenue estimating conference has adopted its revised estimate of revenues for fiscal year 1995-96 in the amount of $4,970.7 million. In addition, General Fund revenues of $18.6 million were carried forward from fiscal year 1994-95, making a total of $4,989.3 million available for General Fund expenditures in fiscal year 1995-96. The $76.8 million balance between available revenues and projected expenditures is available for unanticipated supplemental needs or retirement of debt.

         The State's budget projections may also be impacted by certain matters relating to the Medicaid program. In fiscal year 1995-96, the State has dealt with a Medicaid revenue shortfall by reducing disproportionate share payments to health care providers, implementing budget cuts of approximately $300 million in the Medicaid program. Proposed changes in the design of the Medicaid program at the federal level (i.e. elimination of "Medicaid" and adoption of "Medigrant") may cause the State to make additional modifications to its Medicaid program in order to continue to provide necessary medical services to the indigent population of the State in future years. The State submitted a Section 1115 Waiver to the U.S. Department of Health and Human Services ("DHHS") on December 31, 1994, and subsequently amended the waiver to include public health maintenance organizations. The proposed funding in the amended waiver was unacceptable to DHHS. Currently, the waiver application is in a pending status and the State is working with DHHS to achieve an acceptable funding mechanism.

         In 1996, the Louisiana Legislature passed a "local option" bill which will permit voters in each parish to decide at the general election to be held November 1996 whether, and in what forms, gaming will be permitted in their parish. Each form of gaming will be considered separately in each parish. If the voters decide to prohibit a form of gaming in a parish, those currently holding licenses for that form of gaming will be permitted to continue operations only until the license expires; provided, however, video draw poker devices, which are licensed for one-year time periods, will be permitted to be renewed only two more times. The Louisiana Lottery and the Powerball Lottery, which are permitted by the State Constitution, will not be included in the referendum. It cannot be predicted whether any particular form of gaming will be prohibited in any or all of the parishes and to what extent the revenues of the State will be affected. If all forms of gaming are rejected in every parish of the State, however, the impact on the State budget will be gradual, as the "local option" bill provides for a "phasing out" of gaming as described above.

         Economically, Louisiana will continue to be affected by world energy markets. Approximately 15% of the nation's crude oil and approximately 28% of its natural gas are produced in Louisiana. In the past the State has estimated that up to 25% of its economy is directly or indirectly related to energy. This is despite the fact that only 5.5% of employment is in oil and gas extraction, chemicals and allied products and petroleum refining. Oil and oil related jobs also tend to be at relatively high wages, magnifying their economic effect. Similarly, although severance taxes and royalties accounted for almost 4.3% of operating revenues for fiscal year 1993-1994, compared with almost 25% ten years ago, energy related activity affects individual and corporate taxes, which together with sales taxes account for 21.3% of general revenues. Unemployment declined in Louisiana from 12% in 1987 to 6.2% in 1990. This was due in part to increased employment but also to out-migration of population and a decline in labor force. Louisiana's jobless rate has since risen to 7.4% as of December 31, 1994. The comparable national unemployment rate was 6.8%. In addition to oil and gas, major contributors to Louisiana's economy include chemical production, shipping, agriculture and tourism.

         Louisiana's debt burden is well above that of other states, while wealth and income indicators are below the national average. In 1993, for example, the most recent year for which data is available, Louisiana's per capita personal income was 80% of the United States average. According to Moody's, Louisiana's State-level tax supported debt is the sixth highest as a percentage of personal income and eighth highest on a per-capita basis.

         Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or State legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due principal or interest on its or their municipal obligations may be materially affected.

INVESTMENT RESTRICTIONS

         Unless otherwise specifically noted, the following investment restrictions may be changed with respect to a particular Fund only by a vote of a majority of the outstanding Shares of that Fund. See "ADDITIONAL INFORMATION-- Miscellaneous" in this Statement of Additional Information.

         None of the Funds may:

         1. Purchase securities on margin, sell securities short, or participate in a joint or joint and several basis in any securities trading account, except, in the case of the Municipal Bond Funds, for use of short-term credit necessary for clearance of purchases of portfolio securities.

         2. Underwrite the securities of other issuers except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities."


         3. Purchase or sell commodities or commodity contracts (including futures contracts), except that for bona fide hedging and other permissible purposes: (i) the Equity, Bond and International Equity Index Funds may purchase or sell financial futures contracts and (except for the Treasury & Agency Fund) may purchase call or put options on financial futures contracts, and (ii) the International Equity Index Fund may purchase or sell foreign currency futures contracts and foreign currency forward contacts, and may purchase put or call options on foreign currency futures contracts and on foreign currencies on appropriate U.S. exchanges, and may purchase or sell foreign currency on a spot basis.

         4. Except for the Treasury & Agency Fund, Purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by all Funds other than the U.S. Treasury Securities Money Market, Treasury Money Market, Treasury Only Money Market and Government Money Market Funds in marketable securities of companies engaged in such activities are not hereby precluded).


         5. Invest in any issuer for purposes of exercising control or management.

         6. Purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

         7. Purchase or sell real estate (however, each Fund except the Money Market Funds may, to the extent appropriate to its investment objective, purchase securities secured by real estate or interests therein or securities issued by companies investing in real estate or interests therein).

         8. Borrow money or issue senior securities, except that each Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the Fund's total assets at the time of its borrowing. A Fund will not purchase securities while its borrowings (including reverse repurchase agreements) in excess of 5% of its total assets are outstanding.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market and the Institutional Money Market Funds may not:

         1. Buy common stocks or voting securities.

         In addition, the U.S. Treasury Securities Money Market, the Prime Money Market, and the Government Money Market Funds may not:

         1. Buy State, municipal, or private activity bonds.

         The following investment restrictions are non-fundamental except as noted otherwise and therefore can be changed by the Board of Trustees without prior shareholder approval.

      No Fund may:

         1. Purchase or retain securities of any issuer if the officers or Trustees of the Trust or the officers or directors of its Advisor owning beneficially more than one-half of 1% of the securities of such issuer together own beneficially more than 5% of such securities.

         2. Invest more than 5% of a Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation. (This restriction shall not apply to investments in asset-backed securities and other mutual funds authorized for purchase by such Fund, as described in its Prospectus. For purposes of this restriction, an "Asset-Backed Security" means a debt obligation issued by a limited-purpose entity whose primary business activity is acquiring and holding financial assets.) (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         3. Invest in illiquid securities in an amount exceeding, in the aggregate 15% of the Fund's net assets (10% of net assets for a Fund that is a Money Market Fund). An illiquid security is a security which cannot be disposed of promptly (within seven days) and in the usual course of business without a loss, and includes repurchase agreements maturing in excess of seven days, time deposits with a withdrawal penalty, non-negotiable instruments and instruments for which no market exists. (This restriction is fundamental with respect to the Ohio Municipal Money Market Fund.)

         The Equity Funds, the Municipal Bond Funds, and the Institutional Money Market Funds may not:

         1. Acquire securities that are subject to restrictions on resale because they are not registered under the Securities Act of 1933, if such investment would exceed 5% of the Fund's total assets.

         Each of the Asset Allocation and Intermediate Bond Funds may not:

         1. Invest more than 15% of its net assets in securities with legal or contractual restrictions on resale. However, this restriction shall not apply to securities eligible for resale to institutional buyers under Rule 144A of the Securities and Exchange Commission or to securities that become a part of the Fund's assets through merger, exchange or recapitalization involving securities already held in a Fund.

None of the Money Market Funds or Institutional Money Market Funds may:

         1. Write or purchase call options.

         2. Write or purchase put options except that each of the Ohio Municipal Money Market, Municipal Money Market and Tax-Exempt Money Market Funds may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.

The Municipal Income Fund, Ohio Municipal Money Market Fund, Municipal Money Market Fund and the Tax-Exempt Money Market Fund may not:

         1. Write or sell puts, calls, straddles, spreads or combinations thereof except that a Fund may acquire puts with respect to Municipal Securities in its portfolio and sell those puts in conjunction with a sale of those Municipal Securities.


PORTFOLIO TURNOVER

         The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes all securities whose maturities at the time of acquisition were one year or less. Thus, for regulatory purposes, the portfolio turnovers with respect to the Money Market Funds were zero for the period from the commencement of their respective operations to June 30, 1996 and are expected to remain zero, and the portfolio turnover rate with respect to the Institutional Money Market Funds is expected to be zero.

         The portfolio turnover rates of the Funds for the fiscal years ended June 30, 1996 and 1995 were as follows:

                        THE ONE GROUP PORTFOLIO TURNOVER

                                                           FISCAL YEAR ENDED JUNE 30,
                                                           --------------------------
      FUND                                                    1996           1995
      ----                                                    ----           ----

U.S. Treasury Securities Money Market                             0%**          0%**
Prime Money Market                                                0%**          0%**
Municipal Money Market                                            0%**          0%**
Ohio Municipal Money Market                                       0%**          0%**
Income Equity                                                 14.92%         4.03%
Disciplined Value                                             90.55%       176.66%
Growth Opportunities                                         435.30%       132.63%
Equity Index                                                   9.08%         2.71%
Large Company Value                                          186.84%       203.13%
Asset Allocation                                              73.38%       115.36%
International Equity Index                                     6.28%         4.67%
Large Company Growth                                          35.51%        14.22%
Income Bond                                                   95.52%       262.25%
Limited Volatility Bond                                       75.20%        76.43%
Intermediate Tax-Free Bond                                   111.58%       199.76%
Municipal Income                                              83.17%        66.02%
Ohio Municipal Bond                                           24.61%        77.69%
Government Bond                                               62.70%       106.14%

Ultra Short-Term Income                                       67.65%         2.91%
Intermediate Bond                                            101.06%        99.71%***
Treasury Only Money Market                                        0%**          0%**
Government Money Market                                           0%**          0%**
Kentucky Municipal Bond                                       16.78%        19.75%****
Institutional Prime Money Market                                 NA*           NA*
Treasury Money Market                                            NA*           NA*
Tax-Exempt Money Market                                          NA*           NA*
Arizona Municipal Bond                                           NA*           NA*
Texas Tax-Free Bond                                              NA*           NA*
W. Virginia Municipal Bond                                       NA*           NA*
Louisiana Municipal Bond                                      16.72%++         28%+
Value Growth                                                  65.21%++         77%+
Gulf South Growth                                             59.57%++         65%+
Investor Growth                                                  NA*           NA*
Investor Growth & Income                                         NA*           NA*
Investor Aggressive Growth                                       NA*           NA*
Investor Conservative Growth                                     NA*           NA*
Investor Balanced                                                NA*           NA*
Investor Fixed Income                                            NA*           NA*
Income                                                           NA*           NA*

*     As of June 30, 1996, the Fund had not commenced operations.
**    Turnover rate is not applicable to money market funds.
***   Portfolio turnover rate for the period from November 1, 1994 to June 30,
      1995.
**** Portfolio turnover rate for the period from January 20, 1995 to June 30, 1995 for Class A and Fiduciary Class shares and from March 16, 1995 (commencement of operations) to June 30, 1995 for Class B shares. For the period from February 1, 1994 to January 19, 1995 the portfolio turnover rate was 10.00% and for the period from March 12, 1993 to January 31, 1994 the portfolio turnover rate was 5.00%.
 +    Portfolio turnover rate for the fiscal year ended November 30, 1995.
++    Portfolio turnover rate for the period December 1, 1995 to June 30, 1996.


         The high portfolio turnover rates for the fiscal year ended June 30, 1996 for the Growth Opportunities Fund, Large Company Value Fund, Intermediate Tax-Free Bond, and Intermediate Bond Fund resulted from various factors, including some or all of the following: investment strategies, decreasing interest rates, unusually high market volatility and significant growth of the Funds. In addition, portfolio turnover in the Growth Opportunities Fund in 1996 also was higher than normal due to the conversion to a new benchmark representing a mixture of mid-cap and small-cap stocks. This coincides with the name change of the Fund from the Small Growth Fund to the Growth Opportunities Fund. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares and by requirements which enable the Trust to receive certain favorable tax treatments. Portfolio turnover will not be a limiting factor in making portfolio decisions.

ADDITIONAL TAX INFORMATION CONCERNING ALL FUNDS OF THE TRUST

         It is the policy of each Fund of the Trust to meet the requirements necessary to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By following such policy, each Fund expects to eliminate or reduce to a nominal amount the federal income taxes to which it may be subject.

         In order to qualify as a regulated investment company, each Fund of the Trust must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies, (2) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures, forward contracts, and certain foreign currencies (or certain options, futures, or forward contracts on foreign currencies) held for less than three months, and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items, United States government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than United States government securities or the securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses. These requirements may restrict the degree to which the Fund may engage in short-term trading and limit the range of the Fund's investments. If a Fund of the Trust qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its income distributed to Shareholders, provided the Fund distributes during its taxable year at least (a) 90% of its taxable net investment income (very generally, dividends, interest, certain other income, and the excess, if any, of net short-term capital gain over net long-term loss), and (b) 90% of the excess of
(i) its tax-exempt interest income (if any) less (ii) certain deductions attributable to that income. Each Fund of the Trust intends to make sufficient distributions to Shareholders to qualify for this special tax treatment.

         If a Fund failed to qualify as a regulated investment company receiving special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to Shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company and being accorded special tax treatment.

         Regulated investment companies that do not distribute in each calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined) for the calendar year, plus 98% of their capital gain net income (as defined) for the one-year period ending on October 31 of such calendar year, plus any undistributed amounts from the previous year are subject to a non-deductible excise tax equal to 4% of the undistributed amounts. For purposes of the excise tax, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. Each Fund of the Trust intends to make sufficient distributions to avoid liability for the excise tax.

         Shareholders of the Funds will generally pay federal income tax on distributions received from the Funds. Dividends that are attributable to a Fund's net investment income will be taxed to shareholders as ordinary income. Distributions of net capital gain that are designated by a Fund as capital gain dividends will generally be taxable to a Shareholder receiving such distributions as long-term capital gain regardless of how long the Shareholder has held its shares. Distributions in excess of a Fund's current and accumulated "earnings and profits" will be treated by a Shareholder receiving such distributions as a return of capital to the extent of such Shareholder's basis in its Shares in the Fund, and thereafter as capital gain. A return of capital is not taxable, but reduces a Shareholder's basis in its shares. Shareholders not subject to tax on their income generally will not be required to pay tax on amounts distributed to them. The sale, exchange or redemption of Fund shares by a Shareholder may give rise to a taxable gain or loss to that Shareholder. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the Shareholder has held the shares for more than 12 months, and otherwise as short-term capital gain or loss. However, if a Shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares.

In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term to the extent of any long-term capital gain distributions received by the Shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other Fund shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

         Certain investment and hedging activities of the Funds, including transactions in options, futures contracts, hedging transactions, forward contracts, straddles, foreign currencies, and foreign securities will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert short-term capital losses into long-term capital losses, or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to Shareholders and cause differences between a Fund's book income and taxable income. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to Shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of the Fund.

         Certain securities purchased by the Funds (such as STRIPS, CUBES, TRS, TIGRS, and CATS), as defined in the Description of Permitted Investments in the Funds' Prospectuses, are sold at original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. A Fund will be required to include as part of its current income for tax purposes the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to its Shareholders (including such imputed interest), the Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when Banc One Advisors would not have chosen to sell such securities and may result in a taxable gain or loss.

         A Fund will be required in certain cases to withhold and remit to the United States Treasury 31% of taxable dividends or of gross proceeds from redemptions paid to any individual Shareholder who has provided to the Fund either an incorrect tax identification number or no number at all, or who is subject to withholding by the Internal Revenue Service for failure properly to report payments of interest or dividends. This withholding, known as backup withholding, is not an additional tax, and any amounts withheld may be credited against the Shareholder's ultimate U.S. tax liability.

         The foregoing is only a summary of some of the important federal tax considerations generally affecting purchasers of Shares of a Fund of the Trust. Further tax information regarding the Tax-Free Funds and the International Equity Index Fund is included in following sections of this Statement of Additional Information. No attempt is made to present herein a complete explanation of the federal income tax treatment of each Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and (if applicable) foreign taxes.

         The foregoing discussion and the discussion below regarding the Tax-Free Funds and the International Equity Index Fund are based on tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative, judicial or administrative action, and such changes may be retroactive.

ADDITIONAL TAX INFORMATION CONCERNING THE TAX-FREE FUNDS

         The Code permits a regulated investment company which has invested, at the close of each quarter of its taxable year, at least 50% of its assets in tax-free Municipal Securities and other securities the interest on which is exempt from the regular federal income tax to pay exempt-interest dividends to its Shareholders.

         The policy of each Tax-Free Fund is to distribute each year as exempt-interest dividends substantially all the Fund's net exempt interest income. An exempt-interest dividend is any dividend or part thereof (other than a capital gain dividend) paid by a Tax-Free Fund and designated as an exempt-interest dividend in a written notice mailed to Shareholders after the close of the Fund's taxable year, which does not exceed, in the aggregate, the net interest income from Municipal Securities and other securities the interest on which is exempt from the regular federal income tax received by the Fund during the taxable year. The percentage of the total dividends paid for any taxable year which qualifies as federal exempt-interest dividends will be the same for all Shareholders receiving dividends from a Tax-Free Fund during such year, regardless of the period for which the Shares were held.

         Exempt-interest dividends may generally be treated by a Tax-Free Fund's Shareholders as items of interest excludable from their gross income under
Section 103(a)(1) of the Code. However, each Shareholder of a Tax-Free Fund is advised to consult his or her tax advisor with respect to whether such Shareholder may be treated as a "substantial user" or a "related person" to such user under Section 147(a) with respect to facilities financed through any of the tax-exempt obligations held by the Fund. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who regularly uses a part of such facilities in his trade or business and (a)(i) whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities or
(ii) who occupies more than 5% of the usable area of the facility or (b) for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired.

         "Related persons" includes certain related natural persons, affiliated corporations, partners and partnerships.

         Dividends attributable to interest on certain private activity bonds issued after August 7, 1986 must be included in alternative minimum taxable income for purposes of determining liability (if any) for the alternative minimum tax applicable to individuals and the alternative minimum tax applicable to corporations. In the case of corporations, all tax-exempt interest dividends will be taken into account in determining adjusted current earnings for the purpose of computing the alternative minimum tax imposed on corporations (as defined for federal income tax purposes).

         Each Tax-Free Fund may at times purchase Municipal Securities (or other securities the interest on which is exempt from the regular federal income tax) at a discount from the price at which they were originally issued. For federal income tax purposes, some or all of the market discount will be included in the Fund's ordinary income and will be taxable to shareholders as such when it is distributed to them.

         Each Tax-Free Fund may acquire rights regarding specified portfolio securities under puts. See "Puts." The policy of each Tax-Free Fund is to limit its acquisition of puts to those under which the Fund will be treated for federal income tax purposes as the owner of the Municipal Securities acquired subject to the put and the interest on the Municipal Securities will be tax-exempt to the Fund. Although the Internal Revenue Service has issued a published ruling that provides some guidance regarding the tax consequences of the purchase of puts, there is currently no guidance available from the Internal Revenue Service that definitively establishes the tax consequences of many of the types of puts that the Funds could acquire under the 1940 Act. Therefore, although a Tax-Free Fund will only acquire a put after concluding that it will have the tax consequences described above, the Internal Revenue Service could reach a different conclusion from that of the Fund.

         The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of Shares of a Tax-Free Fund. Additional tax information concerning all Funds of the Trust is contained in the immediately preceding section of this Statement of Additional Information. No attempt is made to present a complete explanation of the federal income tax treatment of each Tax-Free Fund or its Shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, prospective purchasers of Shares of a Tax-Free Fund are urged to consult their tax advisors with specific reference to their own tax situation, including the potential application of state, local and foreign taxes.

ADDITIONAL TAX INFORMATION CONCERNING THE INTERNATIONAL EQUITY INDEX FUND

         Transactions of the International Equity Index Fund in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may result in ordinary income or loss to the Fund for federal income tax purposes which will be taxable to the Shareholders as such when it is distributed to them.

         Gains from foreign currencies (including foreign currency options, foreign currency futures and foreign currency forward contracts) will constitute qualifying income for purposes of the 90% test only to the extent that they are directly related to the trust's business of investing in stock or securities.

         Investment by the International Equity Index Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax or other charge on proceeds from the sale of its investment in such a company or other distributions from such a company, which tax cannot be eliminated by making distributions to International Equity Index Fund Shareholders. If the International Equity Index Fund elects to treat a passive foreign investment company as a "qualified electing fund," different rules would apply, although the International Equity Index Fund does not expect to make such an election. Rather, the Fund intends to avoid such tax or other charge by making an election to mark such investments to market annually.

FOREIGN TAX CREDIT

         If more than 50% of the International Equity Index Fund's total assets at year end consist of the debt and equity securities of foreign corporations, the Fund intends to elect to permit its Shareholders who are U.S. citizens to claim a foreign tax credit or deduction on their U.S. income tax returns for their pro rata share of foreign taxes paid by the Fund. In that case, Shareholders will be required to include in gross income their pro rata share of foreign taxes paid by the Fund. Each Shareholder may then claim a foreign tax credit or a tax deduction that would offset some or all of the increased tax liability. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, the source of the income to the International Equity Index Fund flows through to the Fund's Shareholders. Gains to the International Equity Index Fund from the sale of securities generally will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. With limited exceptions, the foreign tax credit is allowed to offset only 90% of the alternative minimum tax imposed on corporations and individuals. Because of these limitations, Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the International Equity Index Fund.

         The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the United States federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each Shareholder, Shareholders are advised to consult their own tax advisors.

                                    VALUATION

VALUATION OF THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS

         The Money Market and Institutional Money Market Funds have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Fund would receive if it sold the instrument. The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates.

         Pursuant to Rule 2a-7, the Money Market and Institutional Money Market Funds will maintain a dollar-weighted average portfolio maturity appropriate to their objective of maintaining a stable net asset value per Share, provided that no Fund will purchase any security with a remaining maturity of more than 397 days (securities subject to repurchase agreements and certain variable or floating rate instruments may bear longer maturities) nor maintain a dollar-weighted, average portfolio maturity which exceeds 90 days. The Trust's Board of Trustees has also undertaken to establish procedures reasonably designed, taking into account current market conditions and a Fund's investment objective, to stabilize the net asset value per Share of the Money Market Funds for purposes of sales and redemptions at $1.00. These procedures include review by the Trustees, at such intervals as they deem appropriate, to determine the extent, if any, to which the net asset value per Share of each Fund calculated by using available market quotations deviates from $1.00 per Share. In the event such deviation exceeds one half of one percent, the Rule requires that the Board promptly consider what action, if any, should be initiated. If the Trustees believe that the extent of any deviation from a Fund's $1.00 amortized cost price per Share may result in material dilution or other unfair results to new or existing investors, they will take such steps as they consider appropriate to eliminate or reduce to the extent reasonably practicable any such dilution or unfair results. These steps may include selling portfolio instruments prior to maturity, shortening the average portfolio maturity, withholding or reducing dividends, reducing the number of a Fund's outstanding Shares without monetary consideration, or utilizing a net asset value per Share determined by using available market quotations.

VALUATION OF THE EQUITY FUNDS, THE BOND FUNDS AND THE MUNICIPAL BOND FUNDS

         Except as noted below, investments of the Asset Allocation Fund, Equity Funds, Bond Funds, and Municipal Bond Funds of the Trust in securities the principal market for which is a securities exchange are valued at their market values based upon the latest available sales price or, absent such a price, by reference to the latest available bid and asked prices in the principal market in which such securities are normally traded. Except as noted below, investments of the International Equity Index Fund in securities the principal market for which is a securities exchange are valued at the closing mid-market price on that exchange on the day of computation.

         With regard to each of the above-mentioned Funds, securities the principal market for which is not a securities exchange are valued at the mean of their latest bid and ask quotations in such principal market. Securities and other assets for which quotations either (1) are not readily available or (2) in the case of the International Equity Index Fund are determined by that Fund's Advisor or Sub-Advisor to not accurately reflect their value are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees of the Trust. Short-term securities are valued at either amortized cost or original cost plus accrued interest, which approximates current value. Mutual fund investments of the Funds of Funds will be valued at the most recently calculated net asset value.

         The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange or other principal market on which it is traded, which value is then converted into its U.S. dollar equivalent at the foreign exchange closing mid-market rate reported in the FINANCIAL TIMES as the closing rate for that date. When an occurrence subsequent to the time a value of a foreign security was so established is likely to have changed the value, then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Trustees of the Trust or their delegates.

         Securities for which market quotations are readily available will be valued on the basis of quotations provided by dealers in such securities or furnished by a pricing service. Securities for which market quotations are not readily available and other assets will be valued at fair value using methods determined in good faith by the Investment Advisor under the supervision of the Trustees and may include yield equivalents or a pricing matrix.

     ADDITIONAL INFORMATION REGARDING THE CALCULATION OF PER SHARE NET ASSET
     VALUE

         The net asset value of each Fund is determined and its Fiduciary Class, Class A, Class B, Class C and Service Class Shares are priced as of the times specified in each Fund's Prospectus. The net asset value per Share of each Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares is calculated by determining the value of the respective Class's proportional interest in the securities and other assets of the Fund, less (i) such Class's proportional share of general liabilities and (ii) the liabilities allocable only to such Class, and dividing such amount by the number of Shares of the Class outstanding. The net asset value of a Fund's Fiduciary Class, Class A, Class B, Class C and Service Class Shares may differ from each other due to the expense of the Distribution and Shareholders Services Plan fee applicable to a Fund's Class A, Class B, Class C and Service Class Shares.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         All of the classes of Shares in each Fund (other than Class A shares of the Income Fund) are sold on a continuous basis by The One Group Services Company (the "Distributor"), and the Distributor has agreed to use appropriate efforts to solicit all purchase orders.

         Fiduciary Class Shares in a Fund may be purchased, through procedures established by the Distributor, by institutional investors, including affiliates of BANC ONE CORPORATION and any bank, depository institution, insurance company, pension plan or other organization authorized to act in fiduciary, advisory, agency, custodial or similar capacities.

         Class A, Class B and Class C Shares (except Class A shares of the Income Fund) may be purchased by any investor that does not meet the purchase eligibility criteria, described above, with respect to Fiduciary Shares. Class A shares of the Income Fund may only be purchased in connection with investment company consolidations and reorganizations. Class C Shares are available only to investors in the Funds of Funds. In addition to purchasing Class A, Class B and Class C Shares directly from the Distributor, an investor may purchase Class A, Class B and Class C Shares through a financial institution, such as a bank, savings and loan association, insurance company (each a "Shareholder Servicing Agent") that has established a Shareholder servicing agreement with the Distributor, or through a broker-dealer that has established a dealer agreement with the Distributor. Questions concerning the eligibility requirements for each class of the Trust's Shares may be directed to the Distributor at 1-800-480-4111.

         Service Class Shares are available only in the Prime Money Market and U.S. Treasury Securities Money Market Funds. This class of shares is available to broker-dealers, other financial intermediaries, banks and other depository institutions requiring special administrative and accounting services (E.G., sweep processing).

         As described in each Prospectus for each of the Equity and Bond Funds and the Funds of Funds, and in the Multiple Class Plan, under certain circumstances, Class A Shares of a Fund may be purchased free of the sales charge applicable to such Class A Shares. No sales charge is imposed on Class A Shares of the Funds: (i) issued through reinvestment of dividends and capital gains distributions; (ii) acquired through the exercise of exchange privileges where a comparable sales charge has been paid for exchanged Shares; (iii) purchased by officers, directors or trustees, retirees and employees (and their spouses and immediate family members) of the Trust, of BANC ONE CORPORATION and its subsidiaries and affiliates, of the Distributor and its subsidiaries and affiliates, of broker-dealers who have entered into a dealer agreement with the Trust and their subsidiaries and affiliates, or of an investment sub-Advisor of a Fund of the Trust and such sub-Advisor's subsidiaries and affiliates; (iv) sold to affiliates of BANC ONE CORPORATION and certain accounts (other than Individual Retirement Accounts) for which financial organizations, including any bank, depository institution, insurance company, pension plan or other organization are authorized to act in fiduciary, advisory, agency, custodial or similar capacities, or purchased by investment Advisors, financial planners or other intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, consulting or other fee for their services, as well as clients of such investment Advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment Advisor, financial planner or other intermediary; (v) purchased with proceeds from the recent redemption of Fiduciary Class Shares of a Fund of the Trust or acquired in an exchange of Fiduciary Class Shares of a Fund for Class A Shares of the same Fund; (vi) purchased with proceeds from the recent redemption of Shares of a mutual fund (other than a Fund of the Trust) for which a sales charge was paid; (vii) purchased in an Individual Retirement Account with the proceeds of a distribution from an employee benefit plan, provided that, at the time of distribution, the employee benefit plan had plan assets invested in a Fund of the Trust; (viii) purchased with Trust assets; (ix) purchased in accounts as to which a bank or broker-dealer charges an asset allocation fee, provided the bank or broker-dealer has an agreement with the Distributor; (x) directly purchased with the proceeds of a distribution on a bond for which a BANC ONE CORPORATION affiliate bank or trust company is the Trustee or Paying Agent; or (xi) purchased in connection with plans of reorganization of a Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party.

         An investor relying upon any of the categories of waivers of the sales charge must qualify for such waiver in advance of the purchase with the Distributor or the financial institution or intermediary through which Shares are purchased by the investor.

         The waiver of the sales charge under circumstances (v), (vi), and (vii) above applies only if the purchase is made within 60 days of the redemption and if conditions imposed by the Distributor are met. The waiver policy with respect to the purchase of Shares through the use of proceeds from a recent redemption or distribution as described in clauses (v), (vi), and (vii) above will not be continued indefinitely and may be discontinued at any time without notice. Investors should call the Distributor at 1-800-480-4111 to determine whether they are eligible to purchase Shares without paying a sales charge through the use of proceeds from a recent redemption or distribution as described above, and to confirm continued availability of these waiver policies prior to initiating the procedures described in clauses (v), (vi), and (vii).

         Fiduciary Class Shareholders of a Fund may exchange their Shares for Class A Shares of the same Fund or for Class A Shares or Fiduciary Class Shares of another Fund of the Trust. Class A Shareholders may exchange their Shares for Fiduciary Class Shares of a Fund or for Fiduciary Class or Class A Shares of another Fund or the Trust, if the Shareholder is eligible to purchase such Shares. If a Class A Shareholder of the Income Fund exchanges his or her Shares within one year of receipt of the Shares, the Shareholder will be assessed a 2% redemption fee. The exchange privilege may be exercised only in those states where the Shares of the Fund or such other Fund may be legally sold. All exchanges discussed herein are made at the net asset value of the exchanged Shares, except as provided below. The Trust does not impose a charge for processing exchanges of Shares. If a Shareholder seeks to exchange Class A Shares of a Fund that does not impose a sales charge for Class A Shares of a Fund that does, or the Fund being exchanged into has a higher sales charge, the Shareholder will be required to pay a sales charge in the amount equal to the difference between the sales charge applicable to the Fund into which the Shares are being exchanged and any sales charge previously paid for the exchanged Shares, including any sales charges incurred on any earlier exchanges of the Shares (unless such sales charge is otherwise waived as provided above). The exchange of Fiduciary Class Shares for Class A Shares also will require payment of the sales charge unless the sales charge is waived, as provided above. If a Shareholder (no longer eligible to purchase Fiduciary Shares) purchases Class A Shares of a Fund, the Shareholder will be subject to Distribution and Shareholder Services Plan Fees.

         Class B Shareholders of a Fund may exchange their Shares for Class B Shares of any other Fund of the Trust on the basis of the net asset value of the exchanged Class B Shares, without the payment of any Contingent Deferred Sales Charge that might otherwise be due upon redemption of the outstanding Class B Shares. The newly acquired Class B Shares will be subject to the higher Contingent Deferred Sales Charge of either the Fund from which the Shares were exchanged or the Fund into which the Shares were exchanged. With respect to outstanding Class B Shares as to which previous exchanges have taken place, "higher Contingent Deferred Sales Charge" shall mean the higher of the Contingent Deferred Sales Charge applicable to either the Fund the Shares are exchanging into or any other Fund from which the Shares previously have been exchanged. For purposes of computing the Contingent Deferred Sales Charge that may be payable upon a disposition of the newly acquired Class B Shares, the holding period for outstanding Class B Shares of the Fund from which the exchange was made is "tacked" to the holding period of the newly acquired Class B Shares. For purposes of calculating the holding period applicable to the newly acquired Class B Shares, the newly acquired Class B Shares shall be deemed to have been issued on the date of receipt of the Shareholder's order to purchase the outstanding Class B Shares of the Fund from which the initial exchange was made.

         Class C Shareholders may not exchange their Class C Shares for shares of any other class nor may shares of any other class be exchanged for Class C Shares.

         Service Class Shareholders may not exchange their Service Class Shares for Shares of any other class, nor may Shares of any other class be exchanged for Service Class Shares.

         Shares of the Institutional Money Market Funds may be purchased by commercial and retail institutional investors, including affiliates of BANC ONE CORPORATION, that have opened an account with the Transfer Agent either directly or through a Shareholder Servicing Agent, by persons whose individual net worth, or joint net worth with that person's spouse, at the time of his or her purchase exceeds $1,000,000, or by persons whose individual annual income, or joint annual income with that person's spouse, at the time of his or her purchase exceeds $200,000.

         The Trust may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the New York Stock Exchange (the "Exchange") is restricted by applicable rules and regulations of the Securities and Exchange Commission, (b) the Exchange is closed for other than customary weekend and holiday closings, (c) the Securities and Exchange Commission has by order permitted such suspension, or (d) an emergency exists as determined by the Securities and Exchange Commission.

         The Trust may redeem Shares involuntarily if redemption appears appropriate in light of the Trust's responsibilities under the 1940 Act. (See "Valuation of the Money Market and Institutional Money Market Funds and the Municipal Money Market Fund" above.)

                             MANAGEMENT OF THE TRUST

TRUSTEES & OFFICERS

         Overall responsibility for management of the Trust rests with the Board of Trustees of the Trust, who are elected by the Shareholders of the Trust. There are currently four Trustees, all of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The Trustees, in turn, elect the officers of the Trust to supervise actively its day-to-day operations.

         The Trustees of the Trust, their addresses, and principal occupations during the past five years are set forth below.

                           POSITION(S) HELD     PRINCIPAL OCCUPATION
NAME AND ADDRESS           WITH THE TRUST       DURING PAST 5 YEARS
----------------           --------------       -------------------

Peter C. Marshall          Trustee              From November, 1993 to present,
DCI Marketing, Inc.                             President, DCI Marketing, Inc.;
2727 W. Good Hope Road                          from 1992 to November, 1993, Vice
Milwaukee, WI 53209                             President-Finance and Treasurer,
                                                DCI Marketing, Inc.; from 1987
                                                to August, 1992, has served as
                                                an officer in the corporate
                                                finance group of Blunt, Ellis &
                                                Loewi and its successor
                                                corporation, Kemper Securities,
                                                Inc.

Charles I. Post            Trustee              From July, 1986 to present, has
7615 4th Avenue West                            been self-employed as a
Bradenton, FL 34209                             consultant.

John S. Randall            Trustee              Since 1972, has been
1840 North Prospect Ave.                        self-employed as
Apt. 419                                        a management consultant.
Milwaukee, WI 53202

Frederick W. Ruebeck       Trustee              From June, 1988 to present, has
Eli Lilly & Company                             been Director of Investments, Eli
Lilly Corporate Center                          Lilly and Company.
307 East McCarty
Indianapolis, IN 46285

         The Trustees of the Trust receive fees and expenses for each meeting of the Board of Trustees attended. No officer or employee of the Distributor currently acts as a Trustee of the Trust.

         The Compensation Table below sets forth the estimated total compensation to the Trustees from the Trust and the operational funds of The One Group for the Trust's fiscal year ended June 30, 1996.

                              COMPENSATION TABLE(1)

                                           PENSION OR
                                           RETIREMENT
                                            BENEFITS       ESTIMATED       TOTAL
                           AGGREGATE         ACCRUED        ANNUAL     COMPENSATION
                         COMPENSATION        AS PART       BENEFITS        FROM
       NAME OF             FROM THE          OF FUND         UPON        THE FUND
  PERSON, POSITION           TRUST          EXPENSES      RETIREMENT    COMPLEX(2)
  ----------------           -----          --------      ----------    ----------

Peter C. Marshall,         $36,000             N/A            N/A         $39,000
Chairman

Charles I. Post,           $33,500             N/A            N/A         $36,500
Trustee

John S. Randall,           $33,500             N/A            N/A         $36,500
Trustee

Frederick W. Ruebeck,      $33,500             N/A            N/A         $36,500
Trustee


1        Figures are for the Trust's fiscal year ended June 30, 1996.

2 "Fund Complex" comprises the 26 operational funds of The One Group as well as the 4 funds of The One Group(R) Investment Trust at June 30, 1996.

         The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices. The officers of the Trust, their addresses, and principal occupations during the past five years are shown below.

                              POSITION(S) HELD        PRINCIPAL OCCUPATION
NAME AND ADDRESS              WITH THE TRUST          DURING PAST 5 YEARS
----------------              --------------          -------------------

Mark Dillon                   President               From 1993 to present, Vice-
The One Group Services                                President of BISYS Fund
Company                                               Services,  Inc. and  President of
3435 Stelzer Road                                     The One Group Services
Columbus, Ohio 43219                                  Company; from 1986 to 1993,
                                                      Vice-President of the Winsbury
                                                      Company

Mark Redman                   Vice President          From June, 1995 to present,
BISYS Fund Services           & Treasurer             Vice President, The One Group
3435 Stelzer Road                                     Services Company; from
Columbus, Ohio 43219                                  February 1989 to present,
                                                      employee of the Winsbury
                                                      Company

George O. Martinez            Secretary               From March 1995 to present,
BISYS Fund Services, Inc.                             Senior Vice President and
3435 Stelzer Road                                     Director of Legal and
Columbus, OH 43219                                    Compliance Services, BISYS
                                                      Fund Services, Inc.; from June
                                                      1989 - March 1995, Vice
                                                      President and Associate
                                                      General Counsel, Alliance
                                                      Capital Management

Alaina J. Metz                Assistant Secretary     From June 1995 to present,
BISYS Fund Services, Inc.                             Chief Administrator,
3435 Stelzer Road                                     Administration and Regulatory
Columbus, Ohio 43219                                  Services, BISYS Fund Services,
                                                      Inc.; from May 1989  - June 1995,
                                                      Supervisor, Mutual Fund Legal
                                                      Department, Alliance Capital
                                                      Management.

INVESTMENT ADVISOR

         Banc One Investment Advisors Corporation

         Investment advisory services to each of the Trust's Funds are provided by Banc One Advisors. Banc One Advisors makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Trust's Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of any bank affiliate of Banc One Advisors and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

     Banc One Advisors is an indirect, wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION has affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance. On a consolidated basis, BANC ONE CORPORATION had assets of over $101 billion as of December 31, 1996.

         Banc One Advisors represents a consolidation of the investment advisory staffs of a number of bank affiliates of BANC ONE CORPORATION, which have considerable experience in the management of open-end management investment company portfolios, including The One Group (formerly, the Helmsman Fund) since 1985.

         Prior to January 11, 1993, investment advisory services were provided to the Income Equity, Disciplined Value, Growth Opportunities, and Large Company Value Funds by Bank One, Milwaukee, NA ("Bank One, Milwaukee"). Prior to January 11, 1993, investment advisory services were provided to the Money Market Funds, the Institutional Money Market Funds, the Bond Funds, and the Intermediate Tax-Free Bond Fund by Bank One, Indianapolis, NA ("Bank One, Indianapolis"). Prior to January 11, 1993, investment advisory services were provided to the International Equity Index, Equity Index, and the Ohio Municipal Bond Funds by Bank One, Columbus, NA ("Bank One, Columbus"). Prior to January 11, 1993, investment sub-advisory services were also provided to the Large Company Value Fund by Bank One, Columbus. Prior to January, 1994, investment advisory services were provided to the predecessor funds of Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, by Bank One, Arizona, NA. Prior to January 20, 1995, investment advisory services were provided to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, by Liberty National Bank and Trust Company of Kentucky. Prior to January 2, 1996, investment advisory services were provided to the predecessor Funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Gulf South Growth Fund, formerly Paragon Louisiana Tax-Free Fund, Paragon Value Growth Fund and Paragon Gulf South Growth Fund, by Premier Investment Advisors, LLP.

         During the fiscal years ended June 30, 1996, 1995 and 1994, the Funds of the Trust paid the following investment advisory fees to Banc One Advisors (except as noted above) and Banc One Advisors voluntarily waived investment advisory fees as follows:

                           THE ONE GROUP ADVISORY--NET

                                                                   FISCAL YEAR ENDED JUNE 30,
                                                                   --------------------------
                                                 1996                          1995                         1994
                                                 ----                          ----                         ----
FUND                                       NET           WAIVED          NET          WAIVED          NET           WAIVED
----                                       ---           ------          ---          ------          ---           ------

U.S. Treasury Securities
  Money Market                          $3,335,123     $2,120,534     $2,258,214    $1,956,704    $1,605,856      $1,134,557
Prime Money Market                      $5,939,373     $2,662,726     $3,991,856    $2,887,240    $2,660,254      $2,092,557
Municipal Money Market                  $1,111,463     $  930,328     $  964,943    $  834,690    $  618,798      $  489,886
Ohio Municipal Money Market             $  171,609     $  114,565     $  163,752    $  112,517    $   52,130      $  103,823
Income Equity                           $1,809,128     $   70,594     $1,466,342    $    7,338    $1,467,442      $  107,348
Disciplined Value                       $3,934,183     $   61,237     $3,306,317    $        0    $2,365,739      $  151,852
Growth Opportunities                    $3,688,445     $   54,262     $3,024,214    $    6,973    $2,338,599      $  141,253
Equity Index                            $  238,008     $  638,315     $  167,195    $  396,281    $  281,951      $  123,050
Large Company Value                     $3,763,553     $        0     $1,730,555    $        0    $  993,450      $   85,726
Asset Allocation                        $  306,083     $   92,023     $  214,418    $   68,226    $  178,798      $   84,284
International Equity Index              $1,279,277     $   91,958     $1,036,935    $        0    $  507,696      $        0
Large Company Growth                    $5,235,736     $  245,284     $2,515,585    $        0    $  318,079      $  226,900
Income Bond                             $1,918,010     $1,135,461     $1,662,030    $1,317,284    $1,774,670      $1,543,297
Limited Volatility Bond                 $1,330,873     $1,450,516     $1,155,274    $1,393,194    $1,275,561      $1,428,366
Intermediate Tax-Free Bond              $  629,789     $  769,809     $  499,312    $  699,036    $  523,644      $  599,746
Municipal Income                        $  714,573     $  387,167     $  572,498    $  246,244    $  365,946      $  166,864
Ohio Municipal Bond                     $  257,158     $  328,794     $  299,400    $  302,235    $  328,834      $  314,126
Government Bond                         $2,182,543     $   70,159     $1,251,932    $   38,861    $  611,976      $   21,496
Ultra Short-Term Income                 $   29,293     $  227,497     $  277,435    $  208,134    $  848,254      $  299,477
Intermediate Bond                       $  612,348     $  747,012     $  239,603    $  597,220    $        0      $  353,976
Treasury Only Money Market              $  287,729     $        0     $  181,522    $   16,794    $   82,477      $   53,130
Government Money Market                 $  612,362     $    5,166     $  478,342    $  101,302    $  129,862      $  290,296
Kentucky Municipal Bond
(Trademark Kentucky Municipal Bond)**   $  108,684     $  132,964     $   53,481    $   59,433    $  263,106***   $    8,528***
Institutional Prime Money Market               NA*            NA*            NA*           NA*           NA*             NA*
Treasury Money Market                          NA*            NA*            NA*           NA*           NA*             NA*
Tax-Exempt Money Market                        NA*            NA*            NA*           NA*           NA*             NA*
Arizona Municipal Bond                         NA*            NA*            NA*           NA*           NA*             NA*
Texas Tax-Free Bond                            NA*            NA*            NA*           NA*           NA*             NA*
W. Virginia Municipal Bond                     NA*            NA*            NA*           NA*           NA*             NA*
Louisiana Municipal Bond                $  207,766++   $  103,883++   $  992,485+   $  198,495+   $  808,335+     $  202,083+
Value Growth                            $  400,112++   $   51,948++   $1,281,345+          NA+    $1,154,672+            NA+
Gulf South Growth                       $  184,391++   $   25,531++   $  582,482+          NA+    $  523,002+            NA+
Income Fund                                    NA*            NA*            NA*           NA*           NA*             NA*
Investor Growth                                NA*            NA*            NA*           NA*           NA*             NA*
Investor Growth & Income                       NA*            NA*            NA*           NA*           NA*             NA*
Investor Aggressive Growth                     NA*            NA*            NA*           NA*           NA*             NA*
Investor Conservative Growth                   NA*            NA*            NA*           NA*           NA*             NA*
Investor Balanced                              NA*            NA*            NA*           NA*           NA*             NA*
Investor Fixed Income                          NA*            NA*            NA*           NA*           NA*             NA*

*     As of June 30, 1996, the Fund had not commenced operations.
** In the fiscal year ended June 30, 1994, and from July 1, 1994 through January 19, 1995, the Advisor was Liberty National Bank and Trust Company of Kentucky.
***   Fees for the period from February 1, 1994 through January 19, 1995.

+ For fiscal years ended November 30, 1994 and 1995, the Advisor was Premier Investment Advisors, LLC.

++    Fees for the period from December 31, 1995 to June 30, 1996.

      All investment advisory services are provided to the Funds by Banc One Advisors pursuant to an investment advisory agreement dated January 11, 1993 (the "Investment Advisory Agreement"). The Investment Advisory Agreement (and the Sub-Investment Advisory Agreement described immediately following, collectively, the "Advisory and Sub-Advisory Agreements") will continue in effect as to a particular Fund from year to year, if such continuance is approved at least annually by the Trust's Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under "ADDITIONAL INFORMATION--Miscellaneous" in this Statement of Additional Information), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the Investment Company Act of 1940) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The Advisory and Sub-Advisory Agreements were renewed by the Trust's Board of Trustees at their quarterly meeting on August 17, 1995. The Advisory and Sub-Advisory Agreements are terminable as to a particular Fund at any time on 60 days' written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund's Advisor or Sub-Advisor as the case may be. The Advisory and Sub-Advisory Agreements also terminate automatically in the event of any assignment, as defined in the 1940 Act.

      The Advisory and Sub-Advisory Agreements each provide that the respective Advisor or Sub-Advisor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreements, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of Banc One Advisors or Sub-Advisor in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

      Goldman Sachs Asset Management, formerly the investment Sub-Advisor to the Ultra Short-Term Income Fund, received $417,950 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1994, $176,570 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995 and $26,251 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996.

      Independence International Associates, Inc.

      Independence International Associates, Inc. ("Independence International") serves as investment Sub-Advisor to the International Equity Index Fund pursuant to an agreement with Banc One Advisors dated January 11, 1993. Independence International is a wholly-owned subsidiary of John Hancock Asset Management, Inc. and an indirect, wholly-owned subsidiary of John Hancock Mutual Life Insurance Company. Boston International Advisors, Inc., the predecessor of Independence International, received $113,644 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1994, $161,906 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1995 and $212,352 in sub-advisory fees from Banc One Advisors for the fiscal year ended June 30, 1996.

GLASS-STEAGALL ACT

      In 1971 the United States Supreme Court held in INVESTMENT COMPANY INSTITUTE V. CAMP that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a Fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its Shares, but (b) do not prohibit such a holding company or affiliate from acting as investment Advisor, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in BOARD OF GOVERNORS OF THE FEDERAL RESERVE SYSTEM V. INVESTMENT COMPANY INSTITUTE that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to registered closed-end investment companies. In the BOARD OF GOVERNORS case, the Supreme Court also stated that if a national bank complied with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment Advisors to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

      In the Investment Advisory Agreement with the Trust, Banc One Advisors has represented to the Trust that it possesses the legal authority to perform the investment advisory services contemplated by the agreement and described in the Prospectuses and this Statement of Additional Information without violation of applicable statutes and regulations. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations, could prevent or restrict Banc One Advisors from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Banc One Advisors, the Board of Trustees of the Trust would review the Trust's relationship with Banc One Advisors and consider taking all action necessary in the circumstances.

      Should future legislative, judicial, or administrative action prohibit or restrict the proposed activities of BANC ONE CORPORATION subsidiary banks or their correspondent banks in connection with customer purchases of Shares of the Trust, these banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Trust's method of operations would affect its net asset value per Share or result in financial losses to any customer.

PORTFOLIO TRANSACTIONS

      Pursuant to the Advisory and Sub-Advisory Agreements, Banc One Advisors and the Sub-Advisor determine, subject to the general supervision of the Board of Trustees of the Trust and in accordance with each Fund's investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. Purchases and sales of portfolio securities with respect to the Money Market Funds, the Bond Funds, the Funds of Funds and (to a varying degree) the Asset Allocation Fund usually are principal transactions in which portfolio securities are purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include (but not in the case of mutual fund shares purchased by the Funds of Funds) a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges (other than certain foreign stock exchanges) involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Trust, where possible, will deal directly with the dealers who make a market in the securities involved except in those circumstances where better price and execution are available elsewhere. While the Banc One Advisors generally seeks competitive spreads or commissions, the Trust may not necessarily pay the lowest spread or commission available on each transaction, for reasons discussed below.

      Allocation of transactions, including their frequency, to various dealers is determined by Banc One Advisors and the Sub-Advisor with respect to the Funds each serves based on their best judgment and in a manner deemed fair and reasonable to Shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research to Banc One Advisors or the Sub-Advisor may receive orders for transactions by the Trust, even if such dealers charge commissions in excess of the lowest rates available, provided such commissions are reasonable in light of the value of brokerage and research services received. Such research services may include, but are not be limited to, analysis and reports concerning economic factors and trends, industries, specific securities, and portfolio strategies. Information so received is in addition to and not in lieu of services required to be performed by Banc One Advisors or the Sub-Advisor and does not reduce the advisory fees payable to Banc One Advisors or the Sub-Advisor. Such information may be useful to Banc One Advisors or the Sub-Advisor in serving both the Trust and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to Banc One Advisors or the Sub-Advisor in carrying out their obligations to the Trust. In the last fiscal year, Banc One Advisors directed brokerage commissions to brokers who provided research services to Banc One Advisors. Total compensation paid to such brokers amounted to $2,845,760.00.

      The Trust will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase or reverse repurchase agreements with its Advisors or their affiliates except as may be permitted under the 1940 Act, and will not give preference to correspondents of BANC ONE CORPORATION subsidiary banks with respect to such transactions, securities, savings deposits, repurchase agreements, and reverse repurchase agreements.

      During the Trust's fiscal year ended June 30, 1994, the Trust paid brokerage commissions to Goldman Sachs Asset Management ("Goldman") for brokerage services provided. The Asset Allocation Fund, Disciplined Value Fund, Growth Opportunities Fund and Large Company Value Fund paid $419, $11,504, $17,688 and $9,208 respectively, to Goldman in brokerage commissions.

During the Trust's fiscal year ended June 30, 1995, the Trust paid brokerage commissions to Goldman for brokerage services provided.

              FUND                                 COMMISSIONS PAID
              ----                                 ----------------
      Income Equity                                    $   700
      Disciplined Value                                $81,124
      Growth Opportunities                             $47,160
      Large Company Value                              $47,640
      Equity Index                                     $ 6,741
      Asset Allocation                                 $ 6,677
      Ultra Short-Term Income                          $   531
      Large Company Growth                             $ 3,381

      During the Trust's fiscal year ended June 30, 1996, the Trust paid brokerage commissions to Goldman for brokerage services provided as follows:

              FUND                                 COMMISSIONS PAID
              ----                                 ----------------

      Income Equity                                    $ 5,750
      Disciplined Value                                $ 1,810
      Growth Opportunities                             $11,714
      Equity Index                                     $42,243
      Large Company Value                              $10,650
      Asset Allocation                                 $ 9,602
      Gulf South Growth                                $ 2,265
      Value Growth                                     $ 1,647

      During the Trust's fiscal year ended June 30, 1996, the percentage of the Trust's aggregate brokerage commissions paid to Goldman was 1.26% and the percentage of the Trust's aggregate dollar amount of transactions involving the payment of commissions effected through Goldman was 1.47%.

      In the fiscal years ended June 30, 1996, 1995 and 1994, each of the Funds of the Trust that paid brokerage commissions and the amounts paid for each year were as follows:

                       THE ONE GROUP BROKERAGE COMMISSIONS

                                                  FISCAL YEAR ENDED JUNE 30,
                                                  --------------------------
FUND                                           1996            1995        1994
----                                           ----            ----        ----

Income Equity                               $   96,204      $  102,275    $129,736
Disciplined Value                           $  613,774      $2,572,895    $615,999
Growth Opportunities                        $2,798,442      $1,242,481    $810,546
Equity Index                                $   56,155      $   21,858    $ 79,617
Large Company Value                         $2,126,632      $1,783,768    $539,937
Asset Allocation                            $   61,678      $   42,796    $ 34,662
International Equity Index                  $  176,140      $  223,386    $120,976
Large Company Growth                        $  596,397      $  442,672    $169,455
Ultra Short-Term Income                     $        0      $      531    $      0
Gulf South Growth                           $   43,039
Value Growth                                $  224,373

      Investment decisions for each Fund of the Trust are made independently from those for the other Funds or any other investment company or account managed by Banc One Advisors or the Sub-Advisor. Any such other investment company or account may also invest in the same securities as the Trust. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account (or, in the case of the International Equity Index Fund, another account), the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which Banc One Advisors or the Sub-Advisor of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, Banc One Advisors and the Sub-Advisor may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. As provided by the Investment Advisory and Sub-Advisory Agreements, in making investment recommendations for the Trust, Banc One Advisors and the Sub-Advisor will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trust is a customer of Banc One Advisors or the Sub-Advisor or their parents or subsidiaries or affiliates and, in dealing with its commercial customers, Banc One Advisors and the Sub-Advisor and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trust.

ADMINISTRATOR

      The One Group Services Company serves as Administrator (the "Administrator") to each Fund of the Trust pursuant to a Management and Administration Agreement with the Trust (the "Administration Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Administrator for each Fund beginning December 1, 1995. The Administrator assists in supervising all operations of each Fund to which it serves as Administrator (other than those performed under the respective investment advisory agreements and Custodian and Transfer Agency Agreements for that Fund).

      Under the Administration Agreement, the Administrator has agreed to price the portfolio securities of each Fund it serves and to compute the net asset value and net income of such Funds on a daily basis, to maintain office facilities for the Trust, to maintain each such Fund's financial accounts and records, and to furnish the Trust statistical and research data, data processing, clerical, accounting, and bookkeeping services, and certain other services required by the Trust with respect to each such Fund. The Administrator prepares annual and semi-annual reports to the Securities and Exchange Commission, prepares federal and State tax returns, prepares filings with State securities commissions, and generally assists in all aspects of the Trust's operations other than those performed under the investment advisory agreements, and Custodian and Transfer Agency Agreements. Under the Administration Agreement, the Administrator may delegate all or any part of its responsibilities thereunder.

      Banc One Advisors also serves as Sub-Administrator to each Fund of the Trust, pursuant to an agreement between the Administrator and Banc One Advisors. Pursuant to this agreement, Banc One Advisors performs many of the Administrator's duties, for which Banc One Advisors receives a fee paid by the Administrator.

      The Trust paid fees for administrative services to 440 Financial and to SEI Financial Management, previous Administrators of the Trust, to The Winsbury Company, the prior Administrator to the predecessor funds of the Large Company Growth and Intermediate Bond Funds, and to Federated Administrative Services, the prior Administrator to the predecessor Fund of the Kentucky Municipal Bond Fund, for the fiscal years ended June 30, 1996, 1995, and 1994 as follows:

                          THE ONE GROUP ADMINISTRATOR--NET

                                                                  FISCAL YEAR ENDED JUNE 30, 1996
                                                                  -------------------------------
                                          THE ONE GROUP
                                            SERVICES                    BANC ONE ADVISORS**                          440***
FUND                                       COMPANY NET    WAIVED        NET          WAIVED            NET           WAIVED
----                                       -----------    ------        ---          ------            ---           ------

U.S. Treasury Securities Money Market       $1,675,933    $23,824   $  928,127             0       $  881,386       $ 19,060
Prime Money Market                          $2,490,499    $     0   $1,463,271             0       $1,611,838       $      0
Municipal Money Market                      $  504,611    $58,625   $  340,160             0       $  328,817       $ 82,052
Ohio Municipal Money Market                 $    9,933    $87,195   $   53,819             0       $   22,276       $ 39,800
Income Equity                               $  286,663    $     0   $  151,456             0       $  136,804       $      0
Disciplined Value                           $  543,544    $     0   $  321,420             0       $  357,658       $      0
Growth Opportunities                        $  511,634    $     0   $  301,050             0       $  332,353       $      0
Equity Index                                $  219,301    $96,276   $  165,797             0       $   52,623       $119,116
Large Company Value                         $  532,314    $     0   $  300,440             0       $  283,851       $ 32,509
Asset Allocation                            $   19,184    $48,482   $   33,779             0       $   22,718       $ 11,794
International Equity Index                  $  307,633    $     0   $  171,529             0       $  172,763       $      0
Large Company Growth                        $  778,543    $     0   $  441,303             0       $  457,430       $      0
(Sun Eagle: Equity Growth)
Income Bond                                 $  505,703    $     0   $  302,920             0       $  343,646       $    186
Limited Volatility Bond                     $  471,594    $     0   $  275,961             0       $  301,887       $      0
Intermediate Tax-Free Bond                  $  222,203    $     0   $  138,734             0       $  167,244       $      0
Municipal Income                            $  210,905    $43,781   $  142,512             0       $  110,442       $ 43,233
Ohio Municipal Bond                         $   81,876    $15,630   $   57,825             0       $   55,179       $ 11,740
Government Bond                             $  544,937    $ 6,947   $  297,480             0       $  270,620       $ 12,171
Ultra Short-Term Income                     $        0    $50,706   $   28,274                      $       0       $ 35,162
Intermediate Bond (Sun Eagle:
Intermediate Fixed Income)                  $  229,988    $     0   $  134,912             0       $  148,161       $      0
Treasury Only Money Market                  $  113,945    $     0   $  179,830             0       $   65,888       $      0
Government Money Market                     $  232,688    $     0   $  385,955             0       $  153,141       $    131
Institutional Prime Money Market                    NA*        NA*          NA                            NA*            NA*
Treasury Money Market                               NA*        NA*          NA                            NA*            NA*
Tax-Exempt Money Market                             NA*        NA*          NA                            NA*            NA*
Arizona Municipal Bond                              NA*        NA*          NA                            NA*            NA*
Kentucky Municipal Bond                         38,104    $ 1,196   $   23,883             0       $   26,310       $  2,256
Texas Tax-Free Bond                                 NA*        NA*          NA             NA*             NA*
W. Virginia Municipal Bond                          NA*        NA*          NA             NA*             NA*
Louisiana Municipal Bond                    $   86,078+   $     0   $   31,165+            0       $        0       $      0
Value Growth                                $  101,245+   $     0   $   36,656+            0       $        0       $      0
Gulf South Growth                           $   47,011+   $     0   $   17,021+            0       $        0       $      0
Income                                              NA*        NA*          NA*            NA*             NA*            NA*
Investor Growth                                     NA*        NA*          NA*            NA*             NA*            NA*
Investor Growth & Income                            NA*        NA*          NA*            NA*             NA*            NA*
Investor Aggressive Growth                          NA*        NA*          NA*            NA*             NA*            NA*
Investor Conservative Growth                        NA*        NA*          NA*            NA*             NA*            NA*
Investor Balanced                                   NA*        NA*          NA*            NA*             NA*            NA*
Investor Fixed Income                                                                                      NA*            NA*


*     As of June 30, 1996, the Fund had not commenced operations.

** These are fees paid by The One Group Services Company to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from December 1, 1995 through June 30, 1996, and by 440 for the period June 30, 1995 to December 1, 1995.

***   These are fees paid from July 1, 1995 through early November 30, 1995.

+     These fees are paid from March 26, 1996 through June 30, 1996.

                          THE ONE GROUP ADMINISTRATOR--NET

                                                                     FISCAL YEAR ENDED JUNE 30, 1995
                                                                     -------------------------------
                                                   440                           ADVISOR**                  FEDERATED
FUND                                       NET             WAIVED             NET         WAIVED        NET            WAIVED
----                                       ---             ------             ---         ------        ---            ------

U.S. Treasury Securities Money
  Market $1,731,370                     $  122,233        $176,604          $      0                      NA               NA
Prime Money Market                      $2,897,503        $111,313          $304,170        $0            NA               NA
Municipal Money Market                  $  699,142        $ 92,641          $ 75,012        $0            NA               NA
Ohio Municipal Money Market             $   82,050        $ 61,415          $ 11,806        $0            NA               NA
Income Equity                           $  308,619        $      0          $ 27,163        $0            NA               NA
Disciplined Value                       $  687,537        $      0          $ 65,713        $0            NA               NA
Growth Opportunities                    $  631,524        $      0          $ 59,053        $0            NA               NA
Equity Index                            $   90,704        $195,567          $ 30,329        $0            NA               NA
Large Company Value                     $  317,839        $ 27,527          $ 48,604        $0            NA               NA
Asset Allocation                        $   62,570        $  4,439          $  6,304        $0            NA               NA
International Equity Index              $  285,929        $      0          $ 31,831        $0            NA               NA
Large Company Growth                    $  495,980        $      0          $ 76,459        $0            NA               NA
Income Bond                             $  763,202        $  6,504          $ 67,577        $0            NA               NA
Limited Volatility Bond                 $  653,915        $  2,136          $ 60,084        $0            NA               NA
Intermediate Tax-Free Bond              $  305,651        $      0          $ 31,017        $0            NA               NA
Municipal Income                        $  198,808        $ 79,249          $ 28,635        $0            NA               NA
Ohio Municipal Bond                     $  124,734        $ 32,085          $ 13,946        $0            NA               NA
Government Bond                         $  414,276        $ 14,952          $ 53,984        $0            NA               NA
Ultra Short-Term Income                 $   68,313        $ 72,059          $  8,546        $0            NA               NA
Intermediate Bond                       $  208,925        $      0          $ 26,063        $0            NA               NA
Treasury Only Money Market              $   86,438        $      0          $ 33,470        $0            NA               NA
Government Money Market                 $  273,911        $ 23,414          $ 88,367        $0            NA               NA
Kentucky Municipal Bond                 $   24,352***     $  1,554***       $  6,155***     $0***         $77,852****      $0****
Institutional Prime Money Market                NA*             NA*               NA*       NA*           NA               NA
Treasury Money Market                           NA*             NA*               NA*       NA*           NA               NA
Tax-Exempt Money Market                         NA*             NA*               NA*       NA*           NA               NA
Arizona Municipal Bond                          NA*             NA*               NA*       NA*           NA               NA
Texas Tax-Free Bond                             NA*             NA*               NA*       NA*           NA               NA
W. Virginia Municipal Bond                      NA*             NA*               NA*       NA*           NA               NA
Louisiana Municipal Bond                $  297,746+       $ 99,248+               NA        NA            NA               NA
Value Growth                            $  295,695+             NA+               NA        NA            NA               NA
Gulf South Growth                       $  134,419+             NA+               NA        NA            NA               NA
Income                                          NA*             NA*               NA*       NA*           NA               NA
Investor Growth                                 NA*             NA*               NA*       NA*           NA               NA
Investor Growth & Income                        NA*             NA*               NA*       NA*           NA               NA
Investor Aggressive Growth                      NA*             NA*               NA*       NA*           NA               NA
Investor Conservative Growth                    NA*             NA*               NA*       NA*           NA               NA
Investor Balanced                               NA*             NA*               NA*       NA*           NA               NA
Investor Fixed Income                           NA*             NA*               NA*       NA*           NA               NA



*     As of June 30, 1995, the Fund had not commenced operations.

** These are fees paid by 440 to Banc One Advisors pursuant to the Sub-Administration Agreement for the period from April 1, 1995 through June 30, 1995.

***   These fees are paid from January 20, 1995 through June 30, 1995.

****  These fees are paid from February 1, 1994 through January 19, 1995.

+ These fees were paid for fiscal year ended November 30, 1995 to Goldman Sachs Asset Management, the Funds' prior administrator.

                       THE ONE GROUP(R) ADMINISTRATOR--NET

                                                                  FISCAL YEAR ENDED JUNE 30, 1994
                                                                  -------------------------------
                                              440                       SEI                  WINSBURY               FEDERATED
                                              ---                       ---                  --------               ---------
FUND                                    NET          WAIVED       NET       WAIVED       *NET       WAIVED       NET       WAIVED
----                                    ---          ------       ---       ------       ----       ------       ---       ------

U.S. Treasury Securities Money      $  784,527      $145,627    $291,772    $120,358         NA        NA          NA         NA
Market
Prime Money Market                  $1,198,953      $259,937    $586,109    $267,864         NA        NA          NA         NA
Municipal Money Market              $  297,555      $ 62,779    $114,253    $ 61,144         NA        NA          NA         NA
Ohio Municipal Money Market         $   41,436      $ 21,037    $  6,987    $ 19,013         NA        NA          NA         NA
Income Equity                       $  218,261      $  8,246    $115,876    $ 21,790         NA        NA          NA         NA
Disciplined Value                   $  389,399      $  5,841    $157,726    $ 30,050         NA        NA          NA         NA
Growth Opportunities                $  363,523      $  8,369    $168,296    $ 30,159         NA        NA          NA         NA
Equity Index                        $  139,191      $ 13,656    $ 40,299    $ 36,379         NA        NA          NA         NA
Large Company Value                 $  150,681      $  1,293    $ 79,477    $ 16,782         NA        NA          NA         NA
Asset Allocation                    $   35,653      $  8,115    $  9,104    $ 16,053         NA        NA          NA         NA
International Equity Index          $  116,426      $    476    $ 39,564    $      0         NA        NA          NA         NA
Large Company Growth                $   73,974      $    901          NA          NA         $44,593   $0          NA         NA
Income Bond                         $  497,328      $ 65,405    $234,878    $143,075         NA        NA          NA         NA
Limited Volatility Bond             $  403,410      $ 59,568    $199,661    $107,428         NA        NA          NA         NA
Intermediate Tax-Free Bond          $  169,440      $ 19,827    $ 73,417    $ 55,558         NA        NA          NA         NA
Municipal Income                    $  129,864      $ 14,224    $ 39,346    $ 18,232         NA        NA          NA         NA
Ohio Municipal Bond                 $   97,895      $ 14,926    $ 43,502    $ 26,271         NA        NA          NA         NA
Government Bond                     $  168,602      $  6,771    $ 59,555    $  6,230         NA        NA          NA         NA
Ultra Short-Term Income             $  195,828      $ 15,187    $115,709    $ 29,093         NA        NA          NA         NA
Intermediate Bond                   $   55,677      $ 19,323          NA          NA         $48,000   $0          NA         NA
Treasury Only Money Market          $   33,500      $ 35,403    $      0    $ 18,868         NA        NA          NA         NA
Government Money Market             $  164,560      $ 92,943    $  2,467    $ 78,512         NA        NA          NA         NA
Institutional Prime Money Market            NA*           NA*         NA*         NA*        NA        NA          NA         NA
Treasury Money Market                       NA*           NA*         NA          NA*        NA        NA          NA         NA
Tax-Exempt Money Market                     NA*           NA*         NA*         NA*        NA        NA          NA         NA
Arizona Municipal Bond                      NA*           NA*         NA*         NA*        NA        NA          NA         NA
Kentucky Municipal Bond                     NA*           NA*         NA*         NA*        NA        NA          $62,930**  $0**
Texas Tax-Free Bond                         NA*           NA*         NA*         NA*        NA        NA          NA         NA
W. Virginia Municipal Bond                  NA*           NA*         NA*         NA*        NA        NA          NA         NA
Louisiana Municipal Bond              $202,083+      $10,042+         NA          NA         NA        NA          NA         NA
Value Growth                         $ 266,463+           NA+         NA          NA         NA        NA          NA         NA
Gulf South Growth                    $ 120,693+           NA+         NA          NA         NA        NA          NA         NA
Income                                      NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Growth                             NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Growth & Income                    NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Aggressive Growth                  NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Conservative Growth                NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Balanced                           NA*           NA*         NA*         NA*        NA        NA          NA         NA
Investor Fixed Income                       NA*           NA*         NA*         NA*        NA        NA          NA         NA

*     As of June 30, 1994, the Fund had not commenced operations.

**    For the fiscal year ended January 31, 1994.

+ These fees were paid for fiscal year ended November 30, 1994 to Goldman Sachs Asset Management, the Funds' prior administrator.

      Unless sooner terminated, the Administration Agreement between the Trust and The One Group Services Company will continue in effect through November 30, 1996. The Administration Agreement thereafter shall be renewed automatically for successive one year terms, unless written notice not to renew is given by the non-renewing party to the other party at least sixty days prior to the expiration of the then-current term. The Administration Agreement will be reviewed and ratified at least annually by the Trust's Board of Trustees, provided that the Administration Agreement is also reviewed and ratified by the majority of the Trust's Trustees who are not parties to the Administration Agreement or interested persons (as defined in the 1940 Act) of any party to the Administration Agreement, by vote cast in person at a meeting called for the purpose of reviewing and ratifying the Administration Agreement. The Administration Agreement is terminable with respect to a particular Trust only upon mutual agreement of the parties to the Administration Agreement and for cause (as defined in the Administration Agreement) by the party alleging cause, on not less than sixty days' notice by the Trust's Board of Trustees or by The One Group Services Company.

      The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

EXPENSES

      If total expenses borne by any one of the Funds in any fiscal year exceed expense limitations imposed by applicable State securities regulations, Banc One Advisors and the Administrator will reimburse that Fund by the amount of such excess in proportion to their respective fees. As of the date of this Prospectus, under the most restrictive State expense limitation applicable to the Trust, the annual expenses of the Trust may not exceed the total of two and one-half percent (2.5%) of the first thirty million dollars ($30,000,000) of the Trust's average net assets, plus two percent (2.0%) of the next seventy million dollars ($70,000,000) of the Trust's average net assets, plus one and one-half percent (1.5%) of the remaining amount of the Trust's average net assets. Any expense reimbursements will be estimated daily and reconciled and paid on a monthly basis. Fees charged to customers by certain entities in connection with investments in a Fund on a customer's behalf are not included within Fund expenses for purposes of any such expense limitation.

DISTRIBUTOR

      The One Group Services Company serves as Distributor to each Fund of the Trust pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"). The Board of Trustees of the Trust approved The One Group Services Company as the sole Distributor beginning November 1, 1995. Unless otherwise terminated, the Distribution Agreement will continue in effect until November 30, 1996 and will continue from year to year if approved at least annually (i) by the Trust's Board of Trustees or by the vote of a majority of the outstanding Shares of the Funds (see "ADDITIONAL INFORMATION-- Miscellaneous," in this Statement of Additional Information) that are parties to the Distribution Agreement, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated in the event of its assignment, as defined in the 1940 Act. The One Group Services Company is a broker-dealer registered with the Securities and Exchange Commission, and is a member of the National Association of Securities Dealers, Inc.

DISTRIBUTION PLAN

      The operation and fees with respect to Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of the Trust payable under the Trust's Distribution and Shareholder Services Plans, to which Class A Shares, Class B Shares, Class C Shares, and Service Class Shares of each Fund of the Trust are subject, are described in each such Fund's Prospectuses and in the Multiple Class Plan.

      The Distribution and Shareholder Services Plan with respect to Class A Shares (the "Distribution Plan") was initially approved on July 28, 1989 by the Trust's Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the Distribution Plan (the "Independent Trustees"). The Distribution Plan originally applied to the single class of Shares of each Fund of the Trust that existed prior to the offering of the Funds' Shares as five separate classes. An amendment to the Distribution Plan was approved by the Independent Trustees on October 21, 1991, and became effective on February 7, 1992. Such amendment limited fees under the Distribution Plan only to the Class A Shares of each Fund. The Distribution Plan was amended again on February 11, 1993 in order to make Retirement Class Shares (now the Service Class Shares) subject to distribution fees. The Distribution Plan was further amended on February 29, 1996, to eliminate certain "defensive" provisions of the Distribution Plan. A Distribution and Shareholder Services Plan (the "CDSC Plan") for Class B and Class C Shares was initially approved on August 12, 1993 by the Independent Trustees. The CDSC Distribution Plan was re-executed on December 13, 1995 and amended on February 20, 1997. Prior to February 7, 1992, distribution fees were waived with respect to every Fund of the Trust except the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund.

      During the fiscal year ending June 30, 1996, the distribution fees paid by the Class A, Class B and Service Class Shares (formerly Retirement Class Shares) of the Trust to 440 Financial Distributors, the previous Distributor to the Trust and to Federated Administrative Services, the distributor to the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, were as follows:

  THE ONE GROUP DISTRIBUTION FEES PAID FOR THE FISCAL YEAR ENDED JUNE 30, 1996

                                                                                          SERVICE
FUND                                      DISTRIBUTOR           CLASS A     CLASS B        CLASS
----                                      -----------           -------     -------        -----

U.S. Treasury Securities Money Market     440 Finl:             $ 95,887          NA            0
                                          One Group Ser.        $158,356          NA            0

Prime Money Market                        440 Finl:             $252,965          NA            0
                                          One Group Ser.        $436,739          NA            0

Municipal Money Market                    440 Finl:             $ 67,967          NA           NA
                                          One Group Ser.        $ 92,604          NA            0

Ohio Municipal Money Market               440 Finl:             $ 43,895          NA           NA
                                          One Group Ser.        $ 70,604          NA            0

Income Equity                             440 Finl:             $ 17,079    $ 23,062           NA
                                          One Group Ser.        $ 45,011    $ 99,172

Disciplined Value                         440 Finl:             $ 15,357    $ 50,493           NA
                                          One Group Ser.        $ 27,687    $ 85,251

Growth Opportunities                      440 Finl:             $ 15,247    $ 15,986           NA
                                          One Group Ser.        $ 30,939    $ 49,433

Equity Index                              440 Finl:             $  6,395    $ 14,481           NA
                                          One Group Ser.        $ 28,845    $114,425

Large Company Value                       440 Finl:             $  4,772    $  5,565           NA
                                          One Group Ser.        $ 12,163    $ 17,024

Asset Allocation                          440 Finl:             $  6,741    $ 17,781           NA
                                          One Group Ser.        $ 19,297    $ 67,442

International Equity Index                440 Finl:             $  5,867    $ 15,916           NA
                                          One Group Ser.        $ 12,143    $ 28,121

Large Company Growth                      440 Finl:             $ 39,251    $ 55,576           NA
                                          One Group Ser.        $ 89,017    $214,351

Income Bond                               440 Finl:             $  7,647    $  9,108           NA
                                          One Group Ser.        $ 13,300    $ 23,100

Limited Volatility Bond                   440 Finl:             $ 13,223    $  9,149           NA
                                          One Group Ser.        $ 24,663    $ 19,443

Intermediate Tax-Free Bond                440 Finl:             $  7,548    $  5,052           NA
                                          One Group Ser.        $ 10,539    $  9,597

Municipal Income                          440 Finl:             $ 15,155    $ 36,106           NA
                                          One Group Ser.        $ 30,695    $ 89,152

Ohio Municipal Bond                       440 Finl:             $ 13,084    $ 14,525           NA
                                          One Group Ser.        $ 20,939    $ 35,444

Government Bond                           440 Finl:             $  9,612    $ 12,977           NA
                                          One Group Ser.        $ 35,311    $ 40,586

                                                                                                SERVICE
FUND                                      DISTRIBUTOR           CLASS A        CLASS B           CLASS
----                                      -----------           -------        -------           -----


Ultra Short-Term Income                   440 Finl:             $  2,308       $    521
                                          One Group Ser.        $  3,316       $  3,369

Intermediate Bond                         440 Finl:             $  6,802       $  3,548             NA
                                          One Group Ser.        $ 17,159       $ 19,147

Treasury Only Money Market                440 Finl:             $      0       $      0             NA
                                          One Group Ser.        $      0       $      0

Government Money Market                   440 Finl:             $      0       $      0             NA
                                          One Group Ser.        $      0       $      0

Kentucky Municipal Bond                   Federated:****        $      0       $      0
                                          440 Finl:**           $  9,180       $    642             NA
                                          One Group Ser.        $ 12,332       $  4,154

Treasury Money Market                     440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Tax-Exempt Money Market                   440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Arizona Municipal Bond                    440 Finl:                   NA*            NA*            NA*
                                          One Group Ser.

Texas Tax-Free Bond                       440 Finl:                   NA***          NA***          NA***
                                          One Group Ser.

W. Virginia Municipal Bond                440 Finl:                   NA***          NA***          NA***
                                          One Group Ser.

Louisiana Municipal Bond                  One Group Ser.          37,113++     $  7,304++           NA++
                                          Goldman                 52,494++        8,200++           NA++

Value Growth                              One Group Ser.          23,749++     $ 11,216++           NA++
                                          Goldman                 33,592++       11,332++           NA++

Gulf South Growth                         One Group Ser.          12,222++     $  6,378++           NA++
                                          Goldman                 17,228++        6,444++           NA++

Income                                    One Group Ser.              NA***          NA***          NA***
Investor Growth                           One Group Ser.              NA*            NA*            NA*
Investor Growth & Income                  One Group Ser.              NA*            NA*            NA*
Investor Aggressive Growth                One Group Ser.              NA*            NA*            NA*
Investor Conservative Growth              One Group Ser.              NA*            NA*            NA*
Investor Balanced                         One Group Ser.              NA*            NA*            NA*
Investor Fixed Income                     One Group Ser.              NA*            NA*            NA*


*     These fees had not commenced operations as of June 30, 1996.

**    These are fees paid from January 20, 1995 through June 30, 1995.

****  These are fees paid from February 1, 1994 through January 19, 1995.

++    These fees were paid from March 26, 1996 to June 30, 1996.

      In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan and CDSC Plan may be terminated with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of any Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding Class A Shares, Class B Shares, Class C Shares or Service Class Shares, respectively, of that Fund. The Distribution Plan and CDSC Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change in the Distribution Plan or Class B Distribution Plan that would materially increase the distribution fee with respect to the Class A Shares, Class B Shares, Class C Shares or Service Class Shares of a Fund requires the approval of that Fund's Class A, Class B, Class C or Service Class Shareholders, respectively. The Trust's Board of Trustees will review on a quarterly and annual basis written reports of the amounts received and expended under the Distribution Plan (including amounts expended by the Distributor to Participating Organizations pursuant to the Servicing Agreements entered into under the Distribution Plan) indicating the purposes for which such expenditures were made.

CUSTODIAN AND TRANSFER AGENT

      Cash and securities owned by the Funds of the Trust are held by State Street Bank and Trust Company ("State Street") as Custodian. State Street serves the respective Funds as Custodian pursuant to a Custodian Agreement with the Trust (the "Custodian Agreement"). Under the Custodian Agreement, State Street
(i) maintains a separate account or accounts in the name of each Fund; (ii) makes receipts and disbursements of money on behalf of each Fund; (iii) collects and receives all income and other payments and distributions on account of the Funds' portfolio securities; (iv) responds to correspondence from security brokers and others relating to its duties; and (v) makes periodic reports to the Trust's Board of Trustees concerning the Trust's operations. State Street may, at its own expense, open and maintain a sub-custody account or accounts on behalf of the Trust, provided that State Street shall remain liable for the performance of all of its duties under the Custodian Agreement.

      Bank One Trust Company, N.A. serves as Sub-Custodian in connection with the Trust's securities lending activities, pursuant to an agreement between State Street and Bank One Trust Company. Bank One Trust Company receives a fee paid by the Trust.

      Rules adopted under the 1940 Act permit the Trust to maintain its securities and cash in the custody of certain eligible banks and securities depositories. The Trust intends to select foreign custodians or sub-custodians to maintain foreign securities of the International Equity Index Fund pursuant to such rules, following a consideration of a number of factors, including, but not limited to, the reliability and financial stability of the institution; the ability of the institution to perform custodial services for the Trust; the reputation of the institution in its national market; the political and economic stability of the country in which the institution is located; and the risks of potential nationalization or expropriation of Trust assets. In addition, the 1940 Act requires that foreign bank sub-custodians, among other things have Shareholder equity in excess of $200 million, have no lien on the Trust's assets and maintain adequate and accessible records.

      State Street Bank & Trust ("State Street") serves as Transfer Agent and Dividend Disbursing Agent for each Fund pursuant to Transfer Agency Agreements with the Trust (the "Transfer Agency Agreement"). Under the Transfer Agency Agreements, State Street has agreed (i) to issue and redeem Shares of the Trust;
(ii) to address and mail all communications by the Trust to its Shareholders, including reports to Shareholders, dividend and distribution notices, and proxy material for its meetings of Shareholders; (iii) to respond to correspondence or inquiries by Shareholders and others relating to its duties; (iv) to maintain Shareholder accounts and certain sub-accounts; and (v) to make periodic reports to the Trust's Board of Trustees concerning the Trust's operations.

EXPERTS


      The financial statements of the Trust for the fiscal year ended June 30, 1996 are incorporated by reference in this Statement of Additional Information, have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor funds of the Intermediate Bond Fund and Large Company Growth Fund, Sun Eagle Intermediate Fixed Income Fund and Sun Eagle Equity Growth Fund, respectively, for the fiscal year ended June 30, 1993 and for the period from February 28, 1992 (commencement of operations of each Fund) to June 30, 1992 are incorporated by reference in this Statement of Additional Information, have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor Fund of the Kentucky Municipal Bond Fund, the Trademark Kentucky Municipal Bond Fund, for the period from February 1, 1994 to January 19, 1995, and for the period from March 12, 1993 (commencement of operations) to January 31, 1994 are incorporated by reference in this Statement of Additional Information, have been audited by KPMG Peat Marwick LLP, independent accountants, and are included in reliance upon the authority of such firm as experts in auditing and accounting.

      The financial statements for the predecessor funds of the Louisiana Municipal Bond Fund, the Value Growth Fund, and the Gulf South Growth Fund, the Paragon Louisiana Tax-Free Fund, the Paragon Value Growth Fund and the Paragon Gulf South Growth Fund, for the fiscal year ended November 30, 1995 are incorporated by reference in this Statement of Additional Information, have been audited by Price Waterhouse LLP, independent accountants, and are included in reliance upon such reports and on the authority of such firm as experts in auditing and accounting.


      The law firm of Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 is counsel to the Trust. From time to time, Ropes & Gray have rendered legal services to Bank One, Milwaukee and Bank One, Wisconsin Trust Company, NA.

                             ADDITIONAL INFORMATION

DESCRIPTION OF SHARES

      The Trust is a Massachusetts Business Trust. The Trust's Declaration of Trust was filed with the Secretary of State of the Commonwealth of Massachusetts on May 23, 1985 and authorizes the Board of Trustees to issue an unlimited number of Shares, which are units of beneficial interest, without par value. The Trust's Declaration of Trust authorizes the Board of Trustees to establish one or more series of Shares of the Trust, and to classify or reclassify any series into one or more classes by setting or changing in any one or more respects the preferences, designations, conversion, or other rights, restrictions, or limitations as to dividends, conditions of redemption, qualifications, or other terms applicable to the Shares of such class, subject to those matters expressly provided for in the Declaration of Trust, as amended, with respect to the Shares of each series of the Trust. The Trust presently includes 40 series of Shares, which represent interests in the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Ohio Municipal Money Market Fund, the Income Equity Fund, the Disciplined Value Fund, the Growth Opportunities Fund, the Value Growth Fund, the Gulf South Growth Fund, the Large Company Value Fund, the Large Company Growth Fund, the International Equity Index Fund, the Equity Index Fund, the Asset Allocation Fund, the Income Bond Fund, the Limited Volatility Bond Fund, the Intermediate Bond Fund, the Government Bond Fund, the Ultra Short-Term Income Fund, the Income Fund, the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Aggressive Growth Fund, the Investor Fixed Income Fund, the Investor Conservative Growth Fund, the Investor Balanced Fund, the Municipal Income Fund, the Intermediate Tax-Free Bond Fund, the Ohio Municipal Bond Fund, the Texas

Tax-Free Bond Fund, the West Virginia Municipal Bond Fund, the Kentucky Municipal Bond Fund, the Louisiana Municipal Bond Fund, the Arizona Municipal Bond Fund, the Treasury Money Market Fund, the Treasury Only Money Market Fund, the Government Money Market Fund, the Tax Exempt Money Market Fund, the Institutional Prime Money Market Fund and the Treasury and Agency Fund. The Funds of the Trust (other than the Institutional Money Market Funds, the U.S. Treasury Securities Money Market Fund, the Prime Money Market Fund and the Funds of Funds) offer Shares in three separate classes: Fiduciary Shares, Class A Shares and Class B Shares. The U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund offer Fiduciary Shares, Class A Shares and Service Class Shares. The Funds of Funds offer Fiduciary Class Shares, Class A Shares, Class B Shares, and Class C Shares. See the relevant Prospectus for those Funds for more details.

      Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this Statement of Additional Information, the Trust's Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

      Class A Shares, Class B Shares, Class C Shares and Service Class Shares of a Fund have exclusive voting rights with respect to matters pertaining to the Fund's Distribution Plan.

SHAREHOLDER AND TRUSTEE LIABILITY

      Under Massachusetts law, holders of units of beneficial interest in a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. However, the Trust's Declaration of Trust provides that Shareholders shall not be subject to any personal liability for the obligations of the Trust, and that every written agreement, obligation, instrument, or undertaking made by the Trust shall contain a provision to the effect that the Shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the trust property of any Shareholder held personally liable solely by reason of his being or having been a Shareholder. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any Shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a Shareholder incurring financial loss on account of Shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

      The Declaration of Trust states further that no Trustee, officer, or agent of the Trust shall be personally liable in connection with the administration or preservation of the assets of the trust or the conduct of the Trust's business; nor shall any Trustee, officer, or agent be personally liable to any person for any action or failure to act except for his own bad faith, willful misfeasance, gross negligence, or reckless disregard of his duties. The Declaration of Trust also provides that all persons having any claim against the Trustees or the Trust shall look solely to the assets of the trust for payment.

CALCULATION OF PERFORMANCE DATA

      Each Money Market Fund and the Treasury Only and Government Money Market Funds' yield was computed with respect to each class of Shares by determining the percentage net change, excluding capital changes, in the value of an investment in one Share of the particular class of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The effective yield of each class of each Fund represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. No performance data is available with respect to the Tax Exempt Money Market, Treasury Money Market and Institutional Prime Money Market Funds because those Funds had not commenced operations as of June 30, 1995.

      The tax equivalent yields for the classes of the Municipal Money Market, Ohio Municipal Money Market, and Tax Exempt Money Market Funds are computed by dividing that portion of the Fund's yield (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (with respect to a particular class) that is not tax-exempt. The tax equivalent yields for the classes of the Municipal Money Market Fund contained in the preceding paragraph were computed based on an assumed effective federal income tax rate of 39.6%. No such data was provided for the Tax Exempt Money Market Fund because it had not commenced operations as of June 30, 1996. The tax equivalent effective yield for the classes of the Municipal Money Market Fund, Ohio Municipal Money Market Fund, and Tax Exempt Money Market Funds are computed by dividing that portion of the effective yield of the Fund (with respect to a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the effective yield of the Fund (with respect to a particular class) that is not tax-exempt.

      Performance information showing a Fund's total return and/or 30-day yield with respect to a particular class may be presented from time to time in advertising and sales literature regarding the Equity Funds, the Bond Funds, the Funds of Funds, and the Municipal Bond Funds. A 30-day yield is calculated by dividing the net investment income per-share earned during the 30-day base period by the maximum offering price per share on the last day of the period, according to the following formula:

                         a-b
                         ---
      30-Day Yield =  2[( cd +1)6-1]

      In the above formula, "a" represents dividends and interest earned by a particular class during the 30-day base period; "b" represents expenses accrued to a particular class for the 30-day base period (net of reimbursements); "c" represents the average daily number of Shares of a particular class outstanding during the 30-day base period that were entitled to receive dividends; and "d" represents the maximum offering price per share of a particular class on the last day of the 30-day base period.

      From time to time the tax equivalent 30-day yield of a particular class of a Municipal Bond Fund may be presented in advertising and sales literature. The tax equivalent 30-day yield will be computed by dividing that portion of a Fund's yield (respecting a particular class) which is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund (respecting a particular class) that is not tax-exempt. The tax equivalent 30-day yields for a Municipal Bond Fund (respecting a particular class) will, unless otherwise noted, be computed based on an assumed effective federal income tax rate of 31%. No tax equivalent 30-day yield information is available for the West Virginia Municipal Bond, Texas Tax-Free Bond and Arizona Municipal Bond Funds.

      A Fund's respective cumulative total return and average annual total return was determined by calculating the change in the value of a hypothetical $1,000 investment in a particular class of the Fund for each of the periods shown. Cumulative total return for a particular class of a Fund is computed by determining the rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The cumulative return is calculated as the total dollar increase or decrease in the value of an account assuming reinvestment of all distributions divided by the original initial investment. The average annual return for a particular class of a Fund is computed by determining the average annual compounded rate of return over the applicable period that would equate the initial amount invested to the ending redeemable value of the investment. The ending redeemable value includes dividends and capital gain distributions reinvested at net asset value. The resulting percentages indicated the positive or negative investment results that an investor would have experienced from changes in share price and reinvestment of dividends and capital gains distributions.

      Performance information showing a Fund's and/or particular Class's distribution rate may be presented from time to time in advertising and sales literature regarding the Bond Funds and Equity Funds. The distribution rate is calculated as follows:


      distribution yield = a/(b) x 365
                           -----------
                                c

      In the formula, "a" represents dividends distributed by a particular class during that period; "b" represents month end offer price or net asset value for a particular class; "c" represents the number of days in the period being calculated. "365" is the number of days in a year, used to annualize the distribution yield.

      Performance will fluctuate from time to time and is not necessarily representative of future results. Accordingly, a Fund's performance may not provide for comparison with bank deposits or other investments that pay a fixed return for a stated period of time. Performance is a function of a Fund's quality, composition, and maturity, as well as expenses allocated to the Fund. Fees imposed upon customer accounts at a bank, with regard to Fiduciary Class Shares and Service Class Shares, or a Participating Organization, with regard to Class A and Class B Shares, will reduce a Fund's effective yield to customers. Performance data for the Funds through June 30, 1996 (calculated as described above) is as follows:

                              TAX-EQUIVALENT YIELD

                                        FIDUCIARY                       CLASS A
                                        ---------                       -------
                          7 DAY                            7 DAY
                          YIELD     28% TAX   39.6% TAX    YIELD    28% TAX   39.6% TAX
                          -----     -------   ---------    -----    -------   ---------

Municipal Money           3.00%     4.17%      4.97%       2.75%      3.82%     4.55%
  Market
Ohio Municipal
  Money Market            3.00%     4.19%      5.00%       2.77%      3.85%     4.59%


THE MONEY MARKET AND INSTITUTIONAL MONEY MARKET FUNDS may quote actual total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the BANK RATE MONITOR, and those of corporate and government security price indices of various durations prepared by Shearson Lehman Brothers, Salomon Brothers, Inc. and the IBC/Donoghue organization. These indices are not managed for any investment goals.

      The Money Market and Institutional Money Market Funds may also use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

      Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

      Current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
15), may also be used. Also current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used. The BOND BUYER is published daily and is an industry-accepted source for current municipal bond market information.

      Comparative information on the Consumer Price Index may also be included. This Index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

THE EQUITY, BOND AND MUNICIPAL BOND FUNDS AND THE FUNDS OF FUNDS may quote actual total return performance from time to time in advertising and other types of literature compared to results reported by the Dow Jones Industrial Average.

      The Dow Jones Industrial Average is an industry-accepted unmanaged index of generally conservative securities used for measuring general market performance. The performance reported will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The index does not take into account any brokerage commissions or other fees. Comparative information on the Consumer Price Index may also be included.

      The Equity Funds, the Bond Funds, the Municipal Bond Funds and the Funds of Funds may also promote the yield and/or total return performance and use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.; they may also use indices such as the Standard & Poor's 400 Composite Stock Index, the Standard & Poor's 500 Composite Stock Index, the Standard & Poor's 600 Composite Stock Index, the Russell 2000, or the Morgan Stanley International European, Asian and Far East Gross Domestic Product Index for performance comparison. Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used.

      THE BOND FUNDS, THE FUNDS OF FUNDS AND THE ASSET ALLOCATION FUND may quote actual yield and/or total return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts as monitored by BANK RATE MONITOR, and those of corporate bond and government security price indices of various durations. Comparative information on the Consumer Price Index may also be included.

      The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use comparative performance information computed by and available from certain industry and general market research and publications, as well as statistical and performance information, compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation.

      The Bond Funds, the Funds of Funds and the Asset Allocation Fund may also use current interest rate and yield information on government debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.
15). In addition, current rate information on municipal debt obligations of various durations, as reported daily by the Bond Buyer, may also be used.

MISCELLANEOUS

      The Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a Shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of the Trust at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of Shares representing not less than 20% of the outstanding Shares of the Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

      As used in the Trust's Prospectuses and in this Statement of Additional Information, "assets belonging to a Fund" means the consideration received by the Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by the Trust's Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of the Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of the Trust to particular Funds will be determined by the Board of Trustees of the Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of the Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive. For information regarding the allocations of Class Expenses to particular classes of a Fund, see the respective Prospectus of the Fund under "MANAGEMENT-Expenses."

      As used in the Trust's Prospectuses and in this Statement of Additional Information, a "vote of a majority of the outstanding Shares" of the Trust, a particular Fund, or a particular class of Shares of a Fund, means the affirmative vote of the lesser of (a) more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund, or (b) 67% or more of the Shares of the Trust, such Fund, or such class of Shares of such Fund present at a meeting at which the holders of more than 50% of the outstanding Shares of the Trust, such Fund, or such class of Shares of such Fund are represented in person or by proxy.

      The Trust is registered with the Securities and Exchange Commission as a management investment company. Such registration does not involve supervision by the Commission of the management or policies of the Trust.

      The Prospectus and this Statement of Additional Information omit certain of the information contained in the Registration Statement filed with the Securities and

Exchange Commission. Copies of such information may be obtained from the Commission upon payment of the prescribed fee.

      The Prospectus and this Statement of Additional Information are not an offering of the securities herein described in any State in which such offering may not lawfully be made. No salesman, dealer, or other person is authorized to give any information or make any representation other than those contained in the Prospectus and Statement of Additional Information.


      As of May 19, 1997, BANC ONE CORPORATION, 100 East Broad Street, Columbus, Ohio 43271-0152 (an Ohio Corporation) through Bank Subsidiaries, acting on behalf of their underlying accounts, held of record substantially all of the Fiduciary Class Shares of the Trust, and possessed voting or investment power as follows:

                                                                  PERCENT OF
                                                                  BENEFICIAL
FUND                                                               OWNERSHIP


Large Company Growth Fund                                               91.85%

Disciplined Value Fund                                                  90.92%
Growth Opportunities Fund                                               85.90%
Income Bond Fund                                                        91.00%
Intermediate Tax-Free Bond Fund                                         96.60%
Prime Money Market Fund                                                 59.34%
U.S. Treasury Securities Money Market Fund                              16.84%
Municipal Money Market Fund                                             80.97%
Income Equity Fund                                                      93.17%
Equity Index Fund                                                       83.51%
Large Company Value Fund                                                90.75%
Ohio Municipal Bond Fund                                                91.64%
Limited Volatility Bond Fund                                            90.87%

International Equity Index Fund                                         92.32%

Asset Allocation Fund                                                   83.87%
Ohio Municipal Money Market Fund                                        72.62%
Municipal Income                                                        96.10%
Kentucky Municipal Bond Fund                                            97.73%
Government Bond Fund                                                    91.79%
Ultra Short-Term Income Fund                                            91.31%
Louisiana Municipal Bond Fund                                           95.81%
Value Growth Fund                                                       90.71%
Gulf South Growth Fund                                                  95.30%
Intermediate Bond Fund                                                  93.17%
Arizona Municipal Bond Fund                                             91.96%
West Virginia Municipal Bond Fund                                       98.53%
Investor Growth Fund                                                    85.01%
Investor Growth & Income Fund                                           90.25%
Investor Balanced Fund                                                  95.44%
Investor Conservative Growth Fund                                       90.58%
Treasury Only Money Market Fund                                         24.59%
Government Money Market Fund                                            21.52%
Treasury & Agency Fund                                                  99.72%

As a result, BANC ONE CORPORATION may be deemed to be a "controlling person" of the Fiduciary Class Shares of each of the aforementioned Funds other than the Treasury Only Money Market Fund and the Government Money Market Fund, under the Investment Company Act of 1940.

In addition, as of May 19, 1997, the following persons were the beneficial owners of more than 25% of the outstanding Shares of the following class of Shares of the following Funds:

                                                 25% SHAREHOLDERS

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Dean Witter Reynolds                              Arizona Municipal Bond     45.54%               Record
FBO Theodore Cesarano                             Fund
4617 E. Bernell Drive                             Class A
Phoenix, AZ 85028-5520

The One Group Services Company                    Arizona Municipal          100.00%              Record
Fund Administration                               Bond Fund
3435 Stelzer Rd.                                  Class B
Columbus, Ohio 43219-6004

Clark & Co.                                       Arizona Municipal Bond     98.90%               Record
Database 2-One Group/Cash Mgmt.                   Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                       Asset Allocation Fund      53.47%               Record
Database 2-Attn: One Group/Cash                   Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Asset Allocation Fund      33.28%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co.                                      Disciplined Value          54.71%               Record
Attn: Mutual Funds 0393                           Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       Disciplined Value  Fund    38.85%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Equity Index Fund          72.62%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                  Equity Index Fund          31.06%               Beneficial
235 West Schrock Road                             Fiduciary
Westerville, Ohio 43081-2874


NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Strafe & Co.                                      Government Bond Fund       67.29%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                       Government Bond Fund       27.01%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Government                 41.25%               Record
Bank One Trust Co.                                Money Market Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                       Government Money Market    26.57%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fund
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co./Cash Div.                            Growth Opportunities Fund  51.94%               Record
Bank One Trust Co.                                Fiduciary
Attn: Mutual Funds 0393
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                       Growth Opportunities Fund   36.74%              Record
Database 2 - Attn: One Group/Cash Mgmt.           Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Gulf South Growth Fund     90.25%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                                      Income Bond Fund           64.05%               Record
Bank One Trust Co.                                Fiduciary
Attn: Mutual Funds
100 E. Board Street
Columbus, Ohio 43215-3607


NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Clark & Co.                                       Income Bond Fund           29.34%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Income Equity Fund         58.77%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                       Income Equity Fund         36.04%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                       Intermediate Bond Fund     49.88%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Intermediate Bond Fund     46.53%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Clark & Co.                                       Intermediate Tax-Free      53.43%               Record
Database 2-Attn: One Group/Cash                   Bond Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                      Intermediate Tax-Free      46.23%               Record
Attn: Mutual Funds 0393                           Bond Fund
100 E. Board Street                               Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                      International Equity       58.86%               Record
Attn: Mutual Funds 0393                           Index Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       International Equity       35.81%               Record
Database 2 - Attn: One Group/Cash Mgmt            Index Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Strafe & Co.                                      Investor Balanced Fund     65.30%               Record
Bank One Trust Co.                                Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Clark & Co.                                       Investor Balanced Fund     32.86%               Record
Database 2-Attn: One Group/Cash                   Fiduciary
235 W. Schrock Rd.
Westerville, OH 43081-2874

Strafe & Co.                                      Investor Conservative      75.87%               Record
Bank One Trust Co.                                Growth Fund
Attn: Mutual Funds                                Fiduciary
100 E. Broad St.
Columbus, OH 43215-3607

Bank One TTEE                                     Investor Growth Fund       31.46%               Record
Morgantown Bank & Trust                           Class A
BISYS Qualified Plan Services
Springhouse Corporate Center
323 Norristown Road
Ambler, PA 19002-2756

Strafe & Co.                                      Investor Growth Fund       59.32%               Record
Bank One Trust Co.                                Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                       Investor Growth Fund       30.58%               Record
Database 2-Attn: One Group/Cash                   Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter Reynolds for                          Investor Growth & Income   28.85%               Record
Robert E. Carlovsky IRA                           Fund
5 World Trade Center 6th Floor                    Class A
New York, NY 10048-0205

Strafe & Co.                                      Investor Growth & Income   75.80%               Record
Bank One Trust Co.                                Fund
Attn: Mutual funds                                Fiduciary
100 E. Broad St.
Columbus, Ohio 43215-3607

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Strafe & Co.                                      Kentucky Municipal         99.73%               Record
Attn: Mutual Funds 0393                           Bond Fund
100 E. Broad Street                               Fiduciary
Westerville, Ohio 43215-3607

Strafe & Co.                                      Large Company Growth Fund  59.62%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                       Large Company Growth Fund  34.40%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                      Large Company              66.52%               Record
Attn: Mutual Funds 0393                           Value Fund
100 E. Board Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       Large Company              26.79%               Record
Database 2 - Attn: One Group/Cash Mgmt            Value Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                      Limited Volatility Bond    58.07%               Record
Attn: Mutual Funds 0393                           Fund
100 E. Board Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       Limited Volatility Bond    36.54%               Record
Database 2 - Attn: One Group/Cash                 Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                      Louisiana Municipal Bond   100.00%              Record
Attn: Mutual Funds 0393                           Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       Municipal Income Fund      50.03%               Record
Database 2-Attn: One Group/Cash                   Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Strafe & Co.                                      Municipal Income Fund      48.93%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co. (D)                                  Municipal Money Market     58.49%               Record
Bank One Ohio Trust Co., NA                       Fund
Department 0393 S.T.I.F                           Fiduciary
Columbus, Ohio 43271

Clark & Co.                                       Municipal Money Market     38.37%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                      Ohio Municipal Bond        98.63%               Record
Attn: Mutual Funds 0393                           Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                      Ohio Municipal Money       92.87%               Record
Bank One Trust Co.                                Market Fund
Attn: Mutual Funds                                Fiduciary
100 E. Broad St.
Columbus, Ohio

Strafe & Co.                                      Prime Money Market Fund    51.69%               Record
Bank One Ohio Trust Co., NA                       Fiduciary
Department 0393 S.T.I.F.
Columbus, Ohio 43271

Clark & Co.                                       Prime Money Market Fund    40.37%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

State Street Bank & Trust Co.                     Treasury & Agency          31.39%               Record
The One Group Family of Funds                     Fund
2 Heritage Drive, 8th Floor                       Class A
North Quincy, MA 02171-2119

Boston Financial Data Services                    Treasury & Agency Fund     31.39%               Record
The One Group Family of Funds                     Class A
2 Heritage Drive, 8th Floor
North Quincy, MA 02171-2144

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Boston Financial Data Services                    Treasury & Agency          30.79%               Record
The One Group Family of Funds                     Fund
2 Heritage Drive, 8th Floor                       Class A
North Quincy, MA 02171-2144

State Street Bank & Trust Co.                     Treasury & Agency          25.19%               Record
The One Group Family of Funds                     Fund
2 Heritage Drive, 8th Floor                       Class B
North Quincy, MA 02171-2144

Boston Financial Data Services                    Treasury & Agency          25.19%               Record
The One Group Family of Funds                     Fund
2 Heritage Drive, 8th Floor                       Class B
North Quincy, MA 02171-2144

Strafe & Co.                                      Treasury & Agency          94.74%               Record
Attn: Mutual Funds 0393                           Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                      Treasury Only Money        58.05%               Record
Bank One Trust Co.                                Market Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                         U.S. Treasury Securities   30.91%               Record
FBO Bank One Corporate Sweep                      Money Market
Attn: Linda Zerbe                                 Class A
First and Market Bldg., Ste. 300
Pittsburgh, PA 15222

State Street Bank & Trust Co.                     U.S. Treasury Securities   52.62%               Record
Cust for the IRA of                               Money Market
Edward Hillman III                                Class B
121 S. Walnut St.
Troy, OH 45373-3530

Dean Witter for the Benefit of                    U.S. Treasury Securities   40.58%               Record
Richard J. Park Jr. &                             Money Market
Christine L. Park JT TEN                          Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co. (N)                                  U.S. Treasury Securities   56.03%               Record
Bank One Ohio Trust Co., NA                       Money Market
Department 0393 S.T.I.F.                          Fiduciary
Columbus, Ohio 43271

NAME AND                                                                     PERCENTAGE OF        TYPE OF
ADDRESS                                           FUND/CLASS                 OWNERSHIP            OWNERSHIP
-------                                           ----------                 ---------            ---------
Dean Witter for the Benefit of                    Ultra Short-Term Income    27.77%               Record
St. Joseph Hospital                               Fund
Attn: Rick West                                   Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                      Ultra Short-Term Income    58.74%               Record
Attn: Mutual Funds 0393                           Fund
100 E. Broad Street                               Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                       Ultra Short-Term Income    36.56%               Record
Database 2 - Attn: One Group/Cash Mgmt            Fund
235 W. Schrock Rd.                                Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                      Value Growth Fund          71.34%               Record
Attn: Mutual Funds 0393                           Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                    West Virginia Municipal    61.59%               Record
Stephen A. Lewis                                  Bond Fund
3720 Noves Ave.                                   Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

Strafe & Co.                                      West Virginia              99.12%               Record
Attn: Mutual Funds 0393                           Municipal Bond Fund
100 E. Broad Street                               Fiduciary
Columbus, OH 43215-3607


As a result, the aforementioned persons may be deemed to be "controlling persons' of the class of Shares of the Fund in which they own such Shares under the Investment Company Act of 1940.

The table below indicates record and beneficial owners of over 5% of any class of Shares of any Fund of the Trust.


                                                              5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Dean Witter for the Benefit of                     Kentucky Municipal          11.21%               Record
Roger J. Shott and                                 Bond Fund
Diane J. Shott JT TEN                              Class A
P.O. Box 23403
Anchorage, KY 40223-0403

Yong K. Liu                                        Kentucky Municipal          5.65%                Record
Rui Bo Liu JT WROS                                 Bond Fund
6304 Shadow Wood Drive                             Class A
Prospect, KY 40059-9626

Dean Witter for the Benefit of                     Kentucky Municipal          8.65%                Record
Floyd Logan                                        Bond Fund
201 Country Ln.                                    Class B
Frankfort, KY 40601-3841

Strafe & Co.                                       Kentucky Municipal          99.73%               Record
Attn: Mutual Funds 0393                            Bond Fund
100 E. Broad Street                                Fiduciary
Westerville, Ohio 43215-3607

Strafe & Co.                                       Large Company Growth Fund   59.62%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Large Company Growth Fund   34.40%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Corporation                               Large Company Growth Fund   10.82%               Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Banc One Securities Savings Plan                   Large Company Growth Fund   8.82%                Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                       Disciplined Value           54.71%               Record
Attn: Mutual Funds 0393                            Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        Disciplined Value  Fund     38.85%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Banc One Corporation                               Disciplined Value Fund      13.60%               Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                       Gulf South Growth Fund      90.25%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Premier Bancorp Retirement Plan                    Gulf South Growth Fund      6.50%                Beneficial
P.O. Box 91210                                     Fiduciary
Baton Rouge, LA 70821

Strafe & Co./Cash Div.                             Growth Opportunities Fund   51.94%               Record
Bank One Trust Co.                                 Fiduciary
Attn: Mutual Funds 0393
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Growth Opportunities Fund    36.74%              Record
Database 2 - Attn: One Group/Cash Mgmt.            Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Corporation                               Growth Opportunities Fund   10.43%               Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                       Value Growth Fund           71.34%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Value Growth Fund           21.46%               Record
Database 2-One Group/Cash Mgmt.                    Fiduciary
235 W. Schrock Road
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                     Income Bond Fund            8.98%                Record
Alpert Corp. Money Purchase Plan                   Class A
Steven Kurtz TTEE
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Income Bond Fund            6.75%                Record
Signalsoft Corp.                                   Class A
2045 Broadway
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Strafe & Co.                                       Income Bond Fund            64.05%               Record
Bank One Trust Co.                                 Fiduciary
Attn: Mutual Funds
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Income Bond Fund            29.34%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Banc One Securities Savings Plan                   Income Bond Fund            5.77%                Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                       Louisiana Municipal Bond    100.00%              Record
Attn: Mutual Funds 0393                            Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Strafe & Co.                                       International Equity        58.86%               Record
Attn: Mutual Funds 0393                            Index Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        International Equity        35.81%               Record
Database 2 - Attn: One Group/Cash Mgmt             Index Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                               International Equity        17.55%               Beneficial
235 West Schrock Road                              Index Fund
Westerville, Ohio 43081-2874                       Fiduciary

J. Noland Singletary                               Intermediate Tax-Free       13.19%               Record
7350 Bocage Blvd.                                  Bond Fund
Baton Rouge, LA 70809-1138                         Class A

COHAMCO                                            Intermediate Tax-Free       5.29%                Record
Taylor Donald M. Trust                             Bond Fund
P.O. Box 476                                       Class A
Hamilton, Ohio 45012-0476

Dean Witter for the Benefit of                     Intermediate Tax-Free       6.28%                Record
Katherine Poe                                      Bond Fund
606 River Lane                                     Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Dean Witter for the Benefit of                     Intermediate Tax-Free       5.45%                Record
James Tolar Jr. Irrevocable Trust                  Bond Fund
Shirley A. Sochor TTEE                             Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Intermediate Tax-Free       5.12%                Record
Phyllis Robertson Young                            Bond Fund
P.O. Box 467                                       Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Clark & Co.                                        Intermediate Tax-Free       53.43%               Record
Database 2-Attn: One Group/Cash                    Bond Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Strafe & Co.                                       Intermediate Tax-Free       46.23%               Record
Attn: Mutual Funds 0393                            Bond Fund
100 E. Board Street                                Fiduciary
Columbus, Ohio 43215-3607

Wallace & Co.                                      Limited Volatility Bond     5.29%                Record
P.O. Box 21119                                     Fund
Shreveport, LA 71152-0001                          Class A

Strafe & Co.                                       Limited Volatility Bond     58.07%               Record
Attn: Mutual Funds 0393                            Fund
100 E. Board Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        Limited Volatility Bond     36.54%               Record
Database 2 - Attn: One Group/Cash                  Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

James H. Nixon Jr.                                 Prime Money Market Fund     15.31%               Record
P.O. Box 17611                                     Class B
Dayton, OH 45417-0611

State Street Bank & Trust Co.                      Prime Money Market          7.88%                Record
Cust for the IRA of                                Fund
Edward Hillman III                                 Class B
121 S. Walnut St.
Troy, OH 45373-3530

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Dean Witter for the Benefit of                     Prime Money Market          7.50%                Record
Ronald L. Bottoms                                  Fund
4106 Garland Avenue                                Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                      Prime Money Market Fund     5.91%                Record
Custodian for the Rollover IRA of                  Class B
Bobby H. Hicks
15207 N. 35th Drive
Phoenix, AZ 85023-4610

State Street Bank & Trust Co.                      Prime Money Market Fund     5.22%                Record
Cust for the Rollover IRA of                       Class B
Kenneth S. Leighton
10423 W. Reade Avenue
Glendale, AZ 85307-4225

Strafe & Co.                                       Prime Money Market Fund     51.69%               Record
Bank One Ohio Trust Co., NA                        Fiduciary
Department 0393 S.T.I.F.
Columbus, Ohio 43271

Clark & Co.                                        Prime Money Market Fund     40.37%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One Trust Company NA                          Prime Money Market Fund     6.22%                Record
Omnibus - Corporate Cash Sweep Acct.               Fiduciary
Attn: Cash Management DB3
235 W Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                     Ohio Municipal Bond Fund    7.15%                Record
James E. Sauls and                                 Class A
Vivian R. Sauls JT TN
519 Chapel Rd.
Amelia, Ohio 45102-9738

Dean Witter for the Benefit of                     Ohio Municipal Bond         6.29%                Record
Kerry K. Mott                                      Fund
6361 Riverside Drive                               Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Strafe & Co.                                       Ohio Municipal Bond         98.63%               Record
Attn: Mutual Funds 0393                            Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

NES Group, Inc.                                    Ohio Municipal Bond         7.54%                Beneficial
Corp. Invest Account                               Fund
Strafe & Co.                                       Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

BISYS Fund Services, Inc.                          U.S. Treasury Securities    30.91%               Record
FBO Bank One Corporate Sweep                       Money Market
Attn: Linda Zerbe                                  Class A
First and Market Bldg., Ste. 300
Pittsburgh, PA 15222

BISYS Fund Services Pittsburgh                     U.S. Treasury Securities    14.67%               Record
FBO Bank One TX Sweep Customers                    Money Market
Attn: Linda Zerbe                                  Class A
First and Market Bldg., Ste. 300
Pittsburgh, PA 15222

State Street Bank & Trust Co.                      U.S. Treasury Securities    52.62%               Record
Cust for the IRA of                                Money Market
Edward Hillman III                                 Class B
121 S. Walnut St.
Troy, OH 45373-3530

Dean Witter for the Benefit of                     U.S. Treasury Securities    40.58%               Record
Richard J. Park Jr. &                              Money Market
Christine L. Park JT TEN                           Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                      U.S. Treasury Securities    6.54%                Record
Cust for the Rollover IRA of                       Money Market Fund
Glenda B. Osborn                                   Class B
25 Forest Drive
Jeffersonville, IN 47130-6864

Strafe & Co. (N)                                   U.S. Treasury Securities    56.03%               Record
Bank One Ohio Trust Co., NA                        Money Market
Department 0393 S.T.I.F.                           Fiduciary
Columbus, Ohio 43271

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Bank One Trust Company NA                          U.S. Treasury Securities    22.99%               Record
Omnibus-Corporate Cash Sweep Acct.                 Money Market
Attn: Cash Management DB3                          Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Clark & Co.                                        U.S. Treasury Securities    20.58%               Record
Database 2 - Attn: One Group/Cash Mgmt             Money Market
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Bank One TTEE                                      Large Company               6.30%                Record
Harrison Holding Corp. 401k                        Value Fund
BISYS Qualified Plan Services                      Class A
Springhouse Corp. Center II-Invest A/C
323 Norristown Rd. Attn: S. Loch
Amber, PA 19002-2756

Strafe & Co.                                       Large Company               66.52%               Record
Attn: Mutual Funds 0393                            Value Fund
100 E. Board Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        Large Company               26.79%               Record
Database 2 - Attn: One Group/Cash Mgmt             Value Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Banc One Corporation                               Large Company               21.31%               Beneficial
235 West Schrock Road                              Value Fund
Westerville, Ohio 43081-2874                       Fiduciary

Kitty Hawk Group, Inc.                             Municipal Money Market      13.08%               Record
Attn: Rick Wadsworth                               Fund
P.O. Box 612787                                    Class A
DFW Airport, TX 75261-2787

Strafe & Co. (D)                                   Municipal Money Market      58.49%               Record
Bank One Ohio Trust Co., NA                        Fund
Department 0393 S.T.I.F                            Fiduciary
Columbus, Ohio 43271

Clark & Co.                                        Municipal Money Market      38.37%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Strafe & Co.                                       Equity Index Fund           72.62%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                   Equity Index Fund           31.06%               Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Clark & Co.                                        Equity Index Fund           14.47%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

NCR Benefit Acct - Trust #1                        Equity Index Fund           5.97%                Beneficial
Strafe & Co.                                       Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Strafe & Co.                                       Income Equity Fund          58.77%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Income Equity Fund          36.04%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                       Government Bond Fund        67.29%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Clark & Co.                                        Government Bond Fund        27.01%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One TTEE                                      Asset Allocation Fund
The Brown Publishing Co.                           Class A                     6.64%                Record
BISYS Qualified Plan Services
323 Norristown Road
Ambler, PA 19002-2576

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Clark & Co.                                        Asset Allocation Fund       53.47%               Record
Database 2-Attn: One Group/Cash                    Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                       Asset Allocation Fund       33.28%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Banc One Securities Corp.                          Intermediate Bond           11.28%               Record
FBO The One Investment Solution                    Fund
733 Greencrest Drive                               Class A
Westerville, Ohio 43081-4903

Clark & Co.                                        Intermediate Bond Fund      49.88%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                       Intermediate Bond Fund      46.53%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Broad Street
Columbus, OH 43215-3607

Dean Witter for the Benefit of                     Ultra Short-Term Income     27.77%               Record
St. Joseph Hospital                                Fund
Attn: Rick West                                    Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Ultra Short-Term Income     20.74%               Record
Thermex Energy Corporation                         Fund
P.O. Box 701746                                    Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Ultra Short-Term Income     6.93%                Record
Daniel M. Galbreath Revoc Trust                    Fund
Lizanne Galbreath Megrue TTEE                      Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Ultra Short-Term Income     11.08%               Record
Jeanette P. Reilly                                 Fund
3777 Bay Road North Drive                          Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Dean Witter Reynolds Cust for                      Ultra Short-Term            7.91%                Record
Donald W. Journey                                  Income Fund
IRA Rollover Dated 9/23/96                         Class B
1967 Dry Run Rd.
West Portsmouth, OH 45663-9030

Strafe & Co.                                       Ultra Short-Term Income     58.74%               Record
Attn: Mutual Funds 0393                            Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        Ultra Short-Term Income     36.56%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Dean Witter
FBO John M. Mills                                  Ohio Municipal Money        9.62%                Record
810 Pipestone                                      Market Fund
Church Street Station                              Class A
P.O. Box 250
New York, NY 10277-0001

Mag-Nif Inc.                                       Ohio Municipal Money        5.74%                Record
P.O. Box 720                                       Market Fund
Mentor, OH 44061-0720                              Class A

Strafe & Co.                                       Ohio Municipal Money        92.87%               Record
Bank One Trust Co.                                 Market Fund
Attn: Mutual Funds                                 Fiduciary
100 E. Broad St.
Columbus, Ohio

Henny Penny Corp. Money Market Account             Ohio Municipal Money        10.89%               Beneficial
Strafe & Co.                                       Market Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Sandman & Co.                                      Ohio Municipal Money        7.13%                Record
State Street Bank & Trust                          Market Fund
P.O. Box 1713                                      Fiduciary
Boston, MA 02105-1713

Dean Witter for the Benefit of                     Municipal Income Fund       5.25%                Record
Karl A. Fettig                                     Class A
4455 Chippewa Dr.
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Clark & Co.                                        Municipal Income Fund       50.03%               Record
Database 2-Attn: One Group/Cash                    Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Strafe & Co.                                       Municipal Income Fund       48.93%               Record
Attn: Mutual Funds 0393                            Fiduciary
100 E. Board Street
Columbus, Ohio 43215-3607

Strafe & Co.                                       Treasury Only Money         58.05%               Record
Bank One Trust Co.                                 Market Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                        Treasury Only Money         17.34%               Record
Database 2 - Attn: One Group/Cash Mgmt             Market Fund
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One Texas NA                                  Treasury Only Money         13.14%               Record
1717 Main St.                                      Market Fund
Dallas, TX 75201-4605

BISYS Fund Services, Inc.                          Treasury Only Money         8.85%                Record
FBO Bank One Corporate Sweep                       Market Fund
Attn: Linda Zerbe
First and Market Bldg-Suite 300
Pittsburg, PA 15222

Strafe & Co.                                       Government                  41.25%               Record
Bank One Trust Co.                                 Money Market Fund
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                        Government Money Market     26.57%               Record
Database 2 - Attn: One Group/Cash Mgmt             Fund
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Bank One Texas NA                                  Government Money Market     18.00%               Record
1717 Main St.                                      Fund
Dallas, TX 75201-4605

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Bank One Trust Company NA                          Government Money Market     12.67%               Record
Corporate Cash Sweep Account                       Fund
Attn: Cash Management DB3
235 West Schrock Rd.
Westerville, Ohio 43081-2874

Police & Firefighters Disability                   Government Money Market     10.74%               Beneficial
Strafe & Co.                                       Fund
100 E. Broad Street
Columbus, Ohio 43215-3607

Boston Financial Data Services                     Treasury & Agency Fund      31.39%               Record
The One Group Family of Funds                      Class A
2 Heritage Drive, 8th Floor
North Quincy, MA 02171-2144

State Street Bank & Trust Co.                      Treasury & Agency           31.39%               Record
The One Group Family of Funds                      Fund
2 Heritage Drive, 8th Floor                        Class A
North Quincy, MA 02171-2119

Boston Financial Data Services                     Treasury & Agency           30.79%               Record
The One Group Family of Funds                      Fund
2 Heritage Drive, 8th Floor                        Class A
North Quincy, MA 02171-2144

The One Group Services Company                     Treasury & Agency Fund      6.42%                Record
Fund Administration                                Class A
3435 Stelzer Road
Columbus, Ohio 43219-6004

Boston Financial Data Services                     Treasury & Agency           25.19%               Record
The One Group Family of Funds                      Fund
2 Heritage Drive, 8th Floor                        Class B
North Quincy, MA 02171-2144

State Street Bank & Trust Co.                      Treasury & Agency           25.19%               Record
The One Group Family of Funds                      Fund
2 Heritage Drive, 8th Floor                        Class B
North Quincy, MA 02171-2144

Boston Financial Data Services                     Treasury & Agency           24.73%               Record
The One Group Family of Funds                      Fund
2 Heritage Drive, 8th Floor                        Class B
North Quincy, MA 02171-2144

Rajesh Bansal                                      Treasury & Agency           14.91%               Record
15834 Knoll Lake Drive                             Fund
Houston, TX  77095-2640                            Class B

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
The One Group Services Company                     Treasury & Agency           5.04%                Record
Fund Administration                                Fund
3435 Stelzer Road                                  Class B
Columbus, Ohio 43219-6004

Strafe & Co.                                       Treasury & Agency           94.74%               Record
Attn: Mutual Funds 0393                            Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Clark & Co.                                        Treasury & Agency Fund      5.13%                Record
Database 2 - Attn: One Group/Cash Mgmt             Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Dean Witter Reynolds                               Arizona Municipal Bond      45.54%               Record
FBO Theodore Cesarano                              Fund
4617 E. Bernell Drive                              Class A
Phoenix, AZ 85028-5520

Dean Witter Reynolds                               Arizona Municipal Bond      17.28%               Record
FBO F. Dazey                                       Fund
P.O. Box 2443                                      Class A
5 World Trade Center
New York, NY 10048-0205

Dean Witter Reynolds                               Arizona Municipal Bond      12.00%               Record
FBO Elizabeth Ryan Miller                          Fund
P.O. Box 2443                                      Class A
5 World Trade Center
New York, NY 10048-0205

Dean Witter Reynolds                               Arizona Municipal Bond      12.00%               Record
FBO Sally Ryan Stults                              Fund
P.O. Box 2443                                      Class A
5 World Trade Center
New York, NY 10048-0205

Dean Witter Reynolds                               Arizona Municipal Bond      9.77%                Record
FBO Viola M. Moberly                               Fund
P.O. Box 2443                                      Class A
5 World Trade Center
New York, NY 10048-0205

The One Group Services Company                     Arizona Municipal           100.00%              Record
Fund Administration                                Bond Fund
3435 Stelzer Rd.                                   Class B
Columbus, Ohio 43219-6004

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Clark & Co.                                        Arizona Municipal Bond      98.90%               Record
Database 2-One Group/Cash Mgmt.                    Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Dean Witter for the Benefit of                     West Virginia Municipal     61.59%               Record
Stephen A. Lewis                                   Bond Fund
3720 Noves Ave.                                    Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia               23.37%               Record
C. Carl Tully                                      Municipal Bond Fund
4530 Spring Hill                                   Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     15.04%               Record
Ruth A. Harper                                     Bond Fund
P.O. Box 196                                       Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     17.16%               Record
Erma G. Shafer                                     Bond Fund
142 Spencer Road                                   Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     12.25%               Record
Mary G. Coleman                                    Bond Fund
3607 Virginia Avenue SE                            Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     12.25%               Record
Helen H. Hall                                      Bond Fund
59 Meade Street                                    Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     8.75%                Record
Ann S. Jackson                                     Bond Fund
2317 Jefferson Avenue                              Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

                                                   5% SHAREHOLDERS
NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Dean Witter for the Benefit of                     West Virginia Municipal     6.94%                Record
William R. Butler and                              Bond Fund
Prible D. Butler JT TEN                            Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     6.47%                Record
James B. Johnson and                               Bond Fund
Eloise T. Johnson JT TEN                           Class B
5 World Trade Center 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     6.37%                Record
Billie J. Zegger                                   Bond Fund
P.O. Box 2                                         Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia               5.25%                Record
Hazel D. Cantees and                               Municipal Bond Fund
Joseph A. Cantees JT TEN                           Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     West Virginia Municipal     5.23%                Record
William H. Hall and                                Bond Fund
Nita Hall JT TEN                                   Class B
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Strafe & Co.                                       West Virginia               99.12%               Record
Attn: Mutual Funds 0393                            Municipal Bond Fund
100 E. Broad Street                                Fiduciary
Columbus, OH 43215-3607

Bank One TTEE                                      Investor Growth Fund        31.46%               Record
Morgantown Bank & Trust                            Class A
BISYS Qualified Plan Services
Springhouse Corporate Center
323 Norristown Road
Ambler, PA 19002-2756

Strafe & Co.                                       Investor Growth Fund        59.32%               Record
Bank One Trust Co.                                 Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, Ohio 43215-3607

                               5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Clark & Co.                                        Investor Growth Fund        30.58%               Record
Database 2-Attn: One Group/Cash                    Fiduciary
235 W. Schrock Rd.
Westerville, Ohio 43081-2874

Virginia R. Corrin                                 Investor Growth Fund        23.90%               Beneficial
Strafe & Co.                                       Fiduciary
100 E. Broad Street
Columbus, Ohio 43215-3607

Banc One Securities Savings Plan                   Investor Growth Fund        7.21%                Beneficial
235 West Schrock Road                              Fiduciary
Westerville, Ohio 43081-2874

Bank One TTEE                                      Investor Growth Fund        5.57%                Record
Therm-O-Disc Inc. 401K                             Fiduciary
BISYS Qualified Plan Services
Springhouse Corp. Ctr. II-Invest A/C
323 Norristown Rd. Attn: S. Loch
Ambler, PA 19002-2756

Dean Witter Reynolds for                           Investor Growth & Income    28.85%               Record
Robert E. Carlovsky IRA                            Fund
5 World Trade Center 6th Floor                     Class A
New York, NY 10048-0205

State Street Bank & Trust Co.                      Investor Growth & Income    5.22%                Record
Cust for the Rollover IRA of                       Fund
Gerald Frank                                       Class A
9 Fir Ct.
Monticello, IL 61856-8266

Strafe & Co.                                       Investor Growth & Income    75.80%               Record
Bank One Trust Co.                                 Fund
Attn: Mutual funds                                 Fiduciary
100 E. Broad St.
Columbus, Ohio 43215-3607

Clark & Co.                                        Investor Growth &           19.38%               Record
Database 2-Attn: One Group/Cash                    Income Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Revco D.S., Inc. SERP - Trust B                    Investor Growth & Income    18.50%               Beneficial
Strafe & Co.                                       Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

                               5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Revco D.S., Inc. SERP-Trust A                      Investor Growth & Income    14.55%               Beneficial
Strafe & Co.                                       Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                     Investor Balanced           22.83%               Record
Sara Lee Youngs                                    Fund
10832 Linwood Road                                 Class A
5 World Trade Center 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                      Investor Balanced Fund      9.06%                Record
Cust for the Rollover IRA of                       Class A
Pablo Villarreal
219 Alliance Ave
Rockford, IL 61103

Bank One TTEE                                      Investor Balanced           6.71%                Record
Morgantown Bank & Trust                            Fund
BISYS Qualified Plan Services                      Class A
Springhouse Corporate Center
323 Norristown Road
Ambler, PA 19002-2756

Dean Witter for the Benefit of                     Investor Balanced           6.64%                Record
Neil A. Day IRA                                    Fund
5 World Trade Center, 6th Floor                    Class A
New York, NY 10048-0205

State Street Bank & Trust Co.                      Investor Balanced           6.03%                Record
Cust for the Rollover IRA of                       Fund
Delores J. Bartleson                               Class A
1600 N. Saba Street Unit 228
Chandler, AZ 85225-0911

Strafe & Co.                                       Investor Balanced Fund      65.30%               Record
Bank One Trust Co.                                 Fiduciary
Attn: Mutual Funds
100 E. Broad St.
Columbus, OH 43215-3607

Clark & Co.                                        Investor Balanced Fund      32.86%               Record
Database 2-Attn: One Group/Cash                    Fiduciary
235 W. Schrock Rd.
Westerville, OH 43081-2874

                               5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Black Clawson Co.                                  Investor Balanced Fund      17.85%               Beneficial
Member Pension Plan                                Fiduciary
Strafe & Co.
100 E. Broad Street
Columbus, Ohio 43215-3607

Centennial Liquor Retirement Plan                  Investor Balanced           7.86%                Beneficial
Strafe & Co.                                       Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

North Texas Steel Co..                             Investor Balanced Fund      5.50%                Beneficial
Retirement Plan                                    Fiduciary
Strafe & Co.
100 E. Broad Street
Columbus, Ohio 43215-3607

Dean Witter for the Benefit of                     Investor Conservative       8.92%                Record
James W. Blair                                     Growth Fund
95 Elizabeth Street                                Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Bank One TTEE                                      Investor Conservative       8.66%                Record
Morgantown Bank & Trust                            Growth Fund
BISYS Qualified Plan Services                      Class A
Springhouse Corporate Center
323 Norristown Road
Ambler, PA 19002-2756

Dean Witter for the Benefit of                     Investor Conservative       8.10%                Record
Duward M. Davis                                    Growth Fund
213 Grace Avenue                                   Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Investor Conservative       7.07%                Record
Russell J. Birkos C/F                              Growth Fund
Elizabeth H. Birkos UTMA/OH                        Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

Dean Witter for the Benefit of                     Investor Conservative       7.07%                Record
Russell J. Birkos C/F                              Growth Fund
Taylor R. Birkos UTMA/OH                           Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

                               5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Mabel Haven &                                      Investor Conservative       6.95%                Record
Martha Jane Hauser TEN COM                         Growth Fund
2416 Northside Drive                               Class A
Bossier City, LA 71111-3408

Dean Witter for the Benefit of                     Investor Conservative       6.67%                Record
Twila M. Wichern &                                 Growth Fund
Jack H. Wichern JT TEN                             Class A
5 World Trade Center, 6th Floor
New York, NY 10048-0205

State Street Bank & Trust Co.                      Investor Conservative       5.82%                Record
Cust for the IRA of                                Growth Fund
Alice A. Shiba                                     Class A
635 39th Avenue
Greeley, CO 80634-1512

State Street Bank & Trust Co.                      Investor Conservative       7.18%                Record
Cust for the Rollover IRA of                       Growth Fund
Freddie C. Crawford                                Class B
1355 W. Cleveland Avenue
Hobart, IN 46342-4016

Dean Witter for the Benefit of                     Investor Conservative       5.73%                Record
Elaine W. Sheridan                                 Growth Fund
5 World Trade Center, 6th Floor                    Class B
New York, NY 10048-0205

Strafe & Co.                                       Investor Conservative       75.87%               Record
Bank One Trust Co.                                 Growth Fund
Attn: Mutual Funds                                 Fiduciary
100 E. Broad St.
Columbus, OH 43215-3607

Clark & Co.                                        Investor Conservative       13.39%               Record
Database 2-Attn: One Group/Cash                    Growth Fund
235 W. Schrock Rd.                                 Fiduciary
Westerville, Ohio 43081-2874

Ermco, Inc. Pension Plan                           Investor Conservative       10.06%               Beneficial
Strafe & Co.                                       Growth Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Bank One TTEE                                      Investor Conservative       9.16%                Record
Therm-O-Disk Inc. 401K                             Growth Fund
BISYS Qualified Plan Services                      Fiduciary
Springhouse Corp. Ctr. II-Invest A/C
323 Norristown Rd., Attn: S. Loch
Ambler, PA 19002-2756

                               5% SHAREHOLDERS

NAME AND                                                                       PERCENTAGE OF        TYPE OF
ADDRESS                                            FUND/CLASS                  OWNERSHIP            OWNERSHIP
-------                                            ----------                  ---------            ---------
Texas Contractors Supply 401(k) PSP                Investor Conservative       8.63%                Beneficial
Strafe & Co.                                       Growth Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Young J. Lee, M.D., SERP                           Investor Conservative       5.98%                Beneficial
Strafe & Co.                                       Growth Fund
100 E. Board Street                                Fiduciary
Columbus, Ohio 43215-3607

Robert H. Meyn R/O IRA                             Investor Conservative       5.44%                Beneficial
Strafe & Co.                                       Growth Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607

Ihsaa Pension Plan                                 Investor Conservative       5.14%                Beneficial
Strafe & Co.                                       Growth Fund
100 E. Broad Street                                Fiduciary
Columbus, Ohio 43215-3607




As a group, the Trustee and Officers of the Trust owned less than 1% of the Shares of each class of the Trust.

                                    APPENDIX
                                    --------

The nationally recognized statistical rating organizations (individually, an "NRSRO") that may be utilized by the Advisers or the Sub-Advisers with regard to portfolio investments for the Funds include Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), Duff & Phelps, Inc. ("Duff"), Fitch Investors Service, Inc. ("Fitch"), IBCA Limited and its affiliate, IBCA Inc. (collectively, "IBCA"), and Thomson BankWatch, Inc. ("Thomson"). Set forth below is a description of the relevant ratings of each such NRSRO. The NRSROs that may be utilized by the Advisers or the Sub-Advisers and the description of each NRSRO's ratings is as of the date of this Statement of Additional Information, and may subsequently change.

LONG-TERM DEBT RATINGS (may be assigned, for example, to corporate and municipal bonds)

Description of the debt ratings by Moody's (Moody's applies numerical modifiers (1, 2, and 3) in each rating category to indicate the security's ranking within the category):

         Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

         A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

         Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba Bonds rated Ba are more uncertain and have speculative elements. The protection of interest and principal payments is not well safeguarded during good and bad times.

         B Bonds rated B lack the characteristics of a desirable investment; i.e., potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.

         Caa Bonds rated Caa have poor standing and may be in default. These bonds carry an element of danger with respect to principal and interest payments.

         C Bonds rated Ca are speculative to a high degree and could be in default or have other marked shortcomings. C is the lowest rating. Bonds in this category have extremely poor prospects of ever attaining investment standing.

Description of the debt ratings by S&P (S&P may apply a plus (+) or minus (-) to a particular rating classification to show relative standing within that classification):

         AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

         A Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

         B Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC Bonds rated CCC have currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

         CC The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

         C The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating. The C ratings may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI The rating CI is reserved for income bonds on which no income is being paid.

         D Bonds rated D are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

         +/- Plus (+) or minus (-). Ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Description of the three highest long-term debt ratings by Duff:

         AAA Highest credit quality. The risk factors are negligible being only slightly more than for risk-free U.S. Treasury debt.

         AA+      High credit quality.  Protection factors are strong.

         AA Risk is modest but may vary slightly from time to time because of economic conditions.

         A+ Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Description of the three highest long-term debt ratings by Fitch (plus or minus signs are used with a rating symbol to indicate the relative position of the credit within the rating category):

         AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

         AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issues is generally rated "[-]+."

         A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

IBCA's description of its three highest long-term debt ratings:

         AAA Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

         AA Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic, or financial conditions may increase investment risk albeit not very significantly.

         A Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

SHORT-TERM DEBT RATINGS (may be assigned, for example, to commercial paper, master demand notes, bank instruments, and letters of credit)

Moody's description of its three highest short-term debt ratings:

         Prime-1 Issuers rated Prime-1 (or supporting institutions) have a superior capacity for repayment of senior short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by many of the following characteristics:

                                  -Leading market positions in well-established industries.

                                  -High rates of return on funds employed.

                                  -Conservative capitalization structures with moderate reliance on debt and ample asset protection.

                                  -Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

                                  -Well-established access to a range of
                                  financial markets and assured sources of alternate liquidity.

         Prime-2 Issuers rated Prime-2 (or supporting institutions) have a strong capacity for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         Prime-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

S&P's description of its three highest short-term debt ratings:

         A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus sign (+).

         A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

         A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

Duff's description of its three highest short-term debt ratings (Duff incorporates gradations of "1+" (one plus) and "1-" (one minus) to assist investors in recognizing quality differences within the highest rating category):

         Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

         Duff 1 Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

         Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

         Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

         Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.


Fitch's description of its three highest short-term debt ratings:

         F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

         F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

         F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ or F-1 ratings.

         F-3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

IBCA's description of its three highest short-term debt ratings:

         A+ Obligations supported by the highest capacity for timely repayment.

         A1 Obligations supported by a very strong capacity for timely repayment.

         A2 Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Short-Term Loan/Municipal Note Ratings
--------------------------------------

Moody's description of its two highest short-term loan/municipal note ratings:

MIG-1/VMIG-1             This designation denotes best quality. There is present
                         strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG-2/VMIG-2             This designation denotes high quality. Margins of
                         protection are ample although not so large as in the preceding group.

S&P's description of its two highest municipal note ratings:

           SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

           SP-2       Satisfactory capacity to pay principal and interest.

Short-Term Debt Ratings

Thomson BankWatch, Inc. ("TBW") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries.

BankWatch(TM) Ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

The TBW Short-Term Ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned.

The TBW Short-Term Ratings apply only to unsecured instruments that have a maturity of one year or less.

The TBW Short-Term Ratings specifically assess the likelihood of an untimely payment of principal or interest.

           TBW-1 The highest category; indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.

           TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

           TBW-3 The lowest investment grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

           TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

DESCRIPTION OF BANK RATINGS

Moody's Bank Financial Strength Ratings represent Moody's opinion of a bank's intrinsic safety and soundness. The definitions for Moody's Bank Financial Strength Ratings are as follows:

       "A" Banks rated A possess exceptional intrinsic financial strength. Typically they will be major financial institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very attractive and stable operating environment.

       "B" Banks rated B possess strong intrinsic financial strength. Typically, they will be important institutions with valuable and defensible business franchises, good financial fundamentals, and an attractive and stable operating environment.

       "C" Banks rated C possess good intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises. These banks will demonstrate either acceptable financial fundamentals within a stable operating environment, or better than average financial fundamentals within an unstable operating environment.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

       "AAA" An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       "AA" An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

       "A" An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF INSURANCE RATINGS

Moody's Insurance Financial Strength Ratings are Moody's opinions of the ability of insurance companies to pay punctually senior policyholder claims and obligations.

       "Aaa" Insurance companies rated Aaa offer exceptional financial security. While the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

       "Aa" Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

       "A" Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

S&P's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program. S&P's ratings are as follows:

`       "AAA"    An obligation rated AAA has the highest rating assigned by S&P.
                The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

       "AA" An obligation rated AA differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitments on the obligation is very strong.

       "A" An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

DESCRIPTION OF PREFERRED STOCK RATINGS

The following descriptions of S&P's and Moody's preferred stock ratings have been published by S&P and Moody's respectively.

Moody's Investor Services, Inc.

"aaa" An issue which is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

"aa" An issue which is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

"a" An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

"baa" An issue which is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Standard & Poor's Rating Services

A S&P's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the debt rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

AAA This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated "AA" also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA."

A An issue rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the "A" category.


THE ONE GROUP WEST VIRGINIA  MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                  MARCH 31, 1997

       SHARES OR
   PRINCIPAL AMOUNT                    SECURITY DESCRIPTION              COUPON RATE      MATURITY DATE     MARKET VALUE
------------------------  --------------------------------------------- -------------- ------------------ ----------------------

INVESTMENT COMPANIES (2.6%)
      2,406   THE ONE GROUP MUNICIPAL MONEY MARKET FUND, CLASS A                                               $   2,406
                                                                                                               ---------
ALTERNATIVE MINIMUM TAX PAPER (2.2%)
 WEST VIRGINIA (2.2%)
      1,000   WEST VIRGINIA STATE, SERIES B                                   5.80%          11/01/2011            1,029
      1,000   WEST VIRGINIA STATE, SERIES B                                   5.85%          11/01/2012            1,029
                                                                                                               ---------
                                                                                                                   2,058
                                                                                                               ---------
MUNICIPAL BONDS (95.0%)
 HAWAII (0.5%)
        400   HAWAII STATE SER BT                                             8.13%          02/01/2000              436
                                                                                                               ---------
 OHIO (0.9%)
        500   COLUMBUS OHIO                                                   8.13%          05/01/2004              595
        250   PUBLIC COMMUNITY FACILITIES, HIGHER EDUCATION CAP               5.38%          11/01/2000              256
                                                                                                              ----------
                                                                                                                     851
                                                                                                              ----------
 PUERTO RICO (1.1%)
      1,000   PUERTO RICO INDUSTRIAL TOURIST EDUCATIONAL                      5.80%          07/01/2006            1,051
                                                                                                               ---------
 RHODE ISLAND (0.2%)
        200   STATE CONSTRUCTION CAPITAL DEVELOPMENT, SER B                   6.00%          05/15/1998              204
                                                                                                               ---------
 VIRGINIA (0.2%)
        200   STATE PUBLIC SCHOOL AUTHORITY, SER A                            6.30%          08/01/2001              213
                                                                                                               ---------
 WEST VIRGINIA (92.1%)
        515   BERKELEY COUNTY BUILDING COMMUNITY                              5.25%          11/01/1997              519
        200   BERKELEY COUNTY BUILDING COMMUNITY                              5.40%          11/01/1998              203
      1,000   BERKELEY COUNTY BUILDING COMMUNITY                              6.50%          11/01/2009            1,044
        500   BERKELEY COUNTY EDUCATION BOARD                                 5.00%          06/01/2008              491
      1,000   BERKELEY COUNTY EDUCATION BOARD                                 5.50%          04/01/2001            1,027
        800   BERKELEY COUNTY EDUCATION BOARD                                 5.55%          04/01/2002              824
        900   BERKELEY COUNTY EDUCATION BOARD                                 5.60%          04/01/2003              930
      1,525   BROOKE PLEASANTS TYLER WETZED COUNTIES                          7.40%          08/15/2010            1,791
      1,500   CABELL COUNTY EDUCATION BOARD                                   6.00%          05/01/2006            1,600
        225   CABELL COUNTY EDUCATION BOARD                                   6.10%          05/01/1999              233
        150   CABELL COUNTY EDUCATION BOARD                                   6.20%          05/01/2000              157
      1,670   CABELL COUNTY EDUCATION BOARD                                   6.60%          05/01/2004            1,835
        100   CHARLES TOWN RESIDENTIAL MORTGAGE                               5.40%          09/01/2002              103
        100   CHARLES TOWN RESIDENTIAL MORTGAGE                               5.55%          03/01/2003              103
        105   CHARLES TOWN RESIDENTIAL MORTGAGE                               5.70%          09/01/2004              108
      1,555   CHARLESTON BUILDING COMMUNITY                                   0.00%          12/01/2017              389
      1,570   CHARLESTON BUILDING COMMUNITY                                   0.00%          12/01/2018              367
      1,570   CHARLESTON BUILDING COMMUNITY                                   0.00%          12/01/2019              343
      1,000   CHARLESTON BUILDING COMMUNITY                                   6.00%          12/01/2010              991
      1,010   CHARLESTON PARKING REVENUE, SERIES B                            6.75%          06/01/2008            1,112
        500   CLARKSBURG WATER REVENUE                                        5.00%          09/01/1997              502
        200   DELAWARE STATE                                                  6.13%          04/01/1997              200
        500   FLAGSTAFF ARIZONA,                                              8.50%          07/01/1997              506
      2,000   HARRISON CO COMMUNITY SPLIT OBLIGATION, REF SER A               6.25%          05/15/2010            2,163
      2,500   HARRISON COUNTY BOARD OF EDUCATION                              6.40%          05/01/2007            2,749
        200   HARRISON COUNTY EDUCATION BOARD                                 6.13%          05/01/1997              200
      1,500   HARRISON COUNTY EDUCATION BOARD                                 6.30%          05/01/2005            1,628
         95   HUNTINGTON RESIDENTIAL MORTGAGE REVENUE REFUNDING               6.30%          09/01/1998               98
        735   JACKSON COUNTY RESIDENTIAL MORTGAGE REVENUE,                    7.38%          06/01/2010              857
      1,000   KANAWHA CNTY COMMUNITY BLDG REV, CHARLESTON HOSP                7.50%          11/01/2008            1,092
        735   KANAWHA COUNTY BOARD OF EDUCATION                               5.00%          06/01/2004              739
        925   KANAWHA COUNTY BOARD OF EDUCATION                               5.00%          06/01/2005              925
      2,310   KANAWHA MERCER NICHOLAS CNTYS SINGLE FAM MTG REV                0.00%          02/01/2015              786
      4,435   KANAWHA PUTNAM COUNTY, SINGLE FAMILY MORTGAGE                   0.00%          12/01/2016            1,400
      1,702   KEYSER HOUSING CORP MORTGAGE REVENUE                            7.25%          04/01/2021            1,729
      1,065   MARION COUNTY SINGLE FAMILY MORTGAGE REVENUE                    7.38%          08/01/2011            1,256
        265   MARION COUNTY SINGLE FAMILY MORTGAGE REVENUE,                   7.05%          08/01/1998              275
        150   MARSHALL COUNTY SPECIAL OBLIGATION                              5.60%          05/15/1998              153
        500   MARSHALL COUNTY SPECIAL OBLIGATION                              6.50%          05/15/2010              550
        100   MARSHALL COUNTY SPLIT OBLIGATION                                5.40%          05/15/1997              100
      1,000   MONONGALIA COUNTY BOARD OF EDUCATION                            7.00%          04/01/2003            1,111
        440   MONONGALIA COUNTY BOARD OF EDUCATION                            7.00%          04/01/2004              494
        300   MONONGALIA COUNTY BOARD OF EDUCATION                            7.00%          04/01/2005              339
      1,295   PARKERSBURG WATERWORKS AND SEWER SYSTEM REVENUE                 5.50%          03/01/2010            1,301


THE ONE GROUP WEST VIRGINIA  MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                  MARCH 31, 1997

       SHARES OR
   PRINCIPAL AMOUNT                    SECURITY DESCRIPTION              COUPON RATE       MATURITY DATE       MARKET VALUE
------------------------  ------------------------------------------------------------------------------------------------------
      1,335   PARKERSBURG WATERWORKS & SEWER SYSTEM REVENUE                   5.50%          09/01/2010            1,341
      1,250   PLEASANTS CITY POLLUTION WEST VIRGINIA,                         6.15%          05/01/2015            1,290
      2,610   PLEASANTS COUNTY POLLUTION CONTROL REVENUE                      6.38%          11/01/2007            2,612
        200   RALEIGH FAYETTE & NICHOLAS CNTYS SPL OBLIG REF                  5.40%          08/01/1997              201
        800   SCHOOL BUILDING AUTHORITY REV CAPITAL IMPROVEMENT               6.80%          07/01/2000              854
      1,500   SCHOOL BUILDING AUTHORITY REVENUE                               5.25%          07/01/1999            1,528
      1,000   SCHOOL BUILDING AUTHORITY REVENUE                               6.00%          07/01/1998            1,025
      1,000   SCHOOL BUILDING AUTHORITY REVENUE                               6.00%          07/01/2012            1,027
      1,750   SCHOOL BUILDING AUTHORITY REVENUE                               6.25%          07/01/2001            1,857
        200   SCHOOL BUILDING AUTHORITY REVENUE                               6.75%          07/01/2006              224
        500   SCHOOL BUILDING AUTHORITY REVENUE                               6.95%          07/01/2003              544
      1,000   SCHOOL BUILDING AUTHORITY REVENUE CAPITAL IMPROV                6.90%          07/01/2002            1,083
        500   STATE BUILDING COMMON LEASE REVENUE                             6.70%          07/01/2002              539
      1,000   STATE COLLEGE REVENUES                                          5.10%          04/01/1999            1,015
      2,350   STATE HOSPITAL FINANCE AUTHORITY                                5.10%          06/01/2006            2,337
        625   STATE HOSPITAL FINANCE AUTHORITY                                5.50%          01/01/2002              642
        500   STATE HOSPITAL FINANCE AUTHORITY                                5.70%          01/01/2004              520
        500   STATE HOSPITAL FINANCE AUTHORITY                                7.00%          08/01/2004              534
      1,000   STATE HOSPITAL FINANCE AUTHORITY                                7.00%          08/01/2009            1,068
      2,500   STATE HOSPITAL FINANCE AUTHORITY REVENUE                        5.13%          09/01/2006            2,491
        140   STATE HOUSING DEVELOPMENT                                       5.50%          11/01/1998              143
        190   STATE HOUSING DEVELOPMENT                                       6.30%          11/01/2003              200
        150   STATE HOUSING DEVELOPMENT                                       6.60%          11/01/1997              152
        450   STATE HOUSING DEVELOPMENT                                       7.00%          05/01/1999              465
        500   STATE HOUSING DEVELOPMENT                                       7.38%          11/01/2005              517
      1,000   STATE HOUSING DEVELOPMENT                                       7.40%          11/01/2011            1,035
      1,000   STATE HOUSING DEVELOPMENT                                       7.40%          11/01/2013            1,035
        500   STATE HOUSING DEVELOPMENT                                       7.40%          11/01/2013              515
        865   STATE HOUSING DEVELOPMENT FUND REVENUE                          6.13%          07/01/2013              866
        200   STATE HOUSING DEVELOPMENT FUNDING                               6.90%          07/01/1999              203
        195   STATE HOUSING DEVELOPMENT FUNDING, SERIES A                     6.40%          05/01/2004              205
        205   STATE HOUSING DEVELOPMENT FUNDING, SERIES A                     6.40%          11/01/2004              216
        245   STATE HOUSING DEVELOPMENT FUNDING, SERIES A                     6.75%          11/01/2010              255
        315   STATE HOUSING DEVELOPMENT, SER A                                6.75%          05/01/2011              328
        320   STATE HOUSING DEVELOPMENT, SERIES A                             6.75%          11/01/2011              333
        100   STATE WATER DEVELOPMENT AUTHORITY REVENUE, SER A                7.30%          11/01/1999              106
        100   STATE WATER DEVELOPMENT AUTHORTIY REVENUE, SER A                7.40%          11/01/2000              108
        160   WATER DEVELOPMENT AUTHORITY,                                    7.10%          11/01/2004              176
      1,000   WEIRTON MUNICIPAL HOSPITAL BUILDING COMMUNITY REV               5.10%          12/01/1998            1,016
      1,000   WEST VIRGINIA SCHOOL BUILDING                                   5.50%          07/01/2011              998
      1,085   WEST VIRGINIA ST                                                5.00%          02/01/1998            1,095
        250   WEST VIRGINIA ST                                                5.20%          02/01/1999              254
        300   WEST VIRGINIA ST                                                5.30%          02/01/2000              306
        600   WEST VIRGINIA ST                                                5.40%          02/01/2001              615
      2,500   WEST VIRGINIA ST                                                5.50%          02/01/2002            2,575
        200   WEST VIRGINIA ST                                                5.70%          06/01/2001              200
      1,200   WEST VIRGINIA ST                                                6.10%          06/01/2003            1,213
      1,000   WEST VIRGINIA STATE BUILDING SERIES A                           5.25%          07/01/2009              991
        200   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY,                 6.80%          08/01/1997              202
        100   WEST VIRGINIA STATE HOSPITAL FINANCE AUTHORITY,                 6.80%          08/01/1998              104
      1,000   WEST VIRGINIA STATE HOUSING DEVELOPMENT,                        5.80%          05/01/2017              988
      1,500   WEST VIRGINIA STATE UNIVERSITY REVENUE                          5.75%          04/01/2003            1,571
      1,500   WEST VIRGINIA STATE UNIVERSITY REVENUE                          5.75%          04/01/2004            1,574
      1,000   WEST VIRGINIA STATE UNIVERSITY REVENUE                          6.00%          04/01/2007            1,057
      1,000   WEST VIRGINIA STATE UNIVERSITY REVENUE                          6.00%          04/01/2012            1,034
        130   WEST VIRGINIA STATE WATER DEVELOPMENT AUTHORITY                 6.90%          11/01/2001              140
      2,000   WEST VIRGINIA STATE WATER DEVELOPMENT AUTHORITY                 7.00%          11/01/2011            2,187
        250   WEST VIRGINIA ST.                                               5.25%          03/01/2001              250
        195   WEST VIRGINIA UNIVERSITY REVENUES                               5.20%          05/01/1999              195
        225   WEST VIRGINIA UNIVERSITY REVS, SER A                            5.60%          05/01/1999              231
        750   WEST VIRGINIA UNIVERSITY REVS, STATE UNIVERSITY                 5.60%          04/01/2011              756
      1,000   WHEELING WATERWORKS & SEWER REVENUE REFUNDING                   5.40%          06/01/2011              990
      1,200   WHEELING WEST VIRGINIA WATERWORKS & SEWER                       6.60%          06/01/2012            1,297

                                                                                                                  86,752
                                                                                                               ---------
  TOTAL MUNICIPAL BONDS                                                                                           89,507
                                                                                                              ----------
TOTAL (COST -- $90,625)(a)                                                                                    $   93,971
                                                                                                              ==========

Percentages indicated are based on net assets of $94,189.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

THE ONE GROUP WEST VIRGINIA  MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                  MARCH 31, 1997

       SHARES OR
   PRINCIPAL AMOUNT                    SECURITY DESCRIPTION              COUPON RATE       MATURITY DATE       MARKET VALUE
------------------------  ------------------------------------------------------------------------------------------------------
                          Unrealized appreciation                                                                   $      3,392
                          Unrealized depreciation                                                                            (46)
                                                                                                                    ------------
                          Net unrealized appreciation                                                               $      3,346
                                                                                                                    ============

THE ONE GROUP ARIZONA MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                      MARCH 31, 1997

          SHARES OR
       PRINCIPAL AMOUNT                  SECURITY DESCRIPTION                  COUPON RATE    MATURITY DATE            MARKET VALUE
-------------------------------  --------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES (1.1%)
     2,830   THE ONE GROUP MUNICIPAL MONEY MARKET FUND, CLASS A                                                         $     2,830
                                                                                                                        -----------
MUNICIPAL BONDS (97.8%)
 ARIZONA (97.8%)
       500   APACHE CNTY ARIZONA PUBLIC FINANCE CORP CTFS PARTN                   5.50%         05/01/2010                      501
     1,175   APACHE COUNTY ARIZONA PUBLIC FINANCE CORP PARTN                      5.25%         05/01/2004                    1,185
     2,500   ARIZONA STATE CTFS PARTN                                             6.63%         09/01/2008                    2,689
     1,000   ARIZONA STATE MUNICIPAL FINANCING PROGRAM                            7.00%         08/01/2004                    1,039
     1,000   ARIZONA STATE MUNICIPAL FINANCING PROGRAM                            7.70%         08/01/2010                    1,207
     1,450   ARIZONA STATE POWER AUTHORITY POWER RESOURCE REV                     4.80%         10/01/2001                    1,458
     2,035   ARIZONA STATE POWER AUTHORITY RESOURCE REVENUE                       5.40%         10/01/2007                    2,062
     2,000   ARIZONA STATE TRANSPORTATION BOARD EXCISE TAX REV                    7.60%         07/01/2005                    2,126
     5,000   ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REV                       5.25%         07/01/2007                    5,041
     1,000   ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REV                       6.50%         07/01/2008                    1,091
     2,000   ARIZONA STATE TRANSPORTATION BOARD HIGHWAY REV                       7.00%         07/01/2006                    2,162
     1,000   ARIZONA STATE TRANSPORTATION BOARD REVENE, SER A                     6.50%         07/01/2011                    1,081
     1,315   ARIZONA STATE UNIVERSITY REVENUES SYSTEM                             7.00%         07/01/2006                    1,449
     1,000   ARIZONA STATE UNIVERSITY REVENUES SYSTEM, SER A                      5.60%         07/01/2005                    1,028
     1,000   ARIZONA STATE UNIVERSITY REVENUES,                                   6.90%         07/01/2004                    1,106
     1,950   ARIZONA STATE UNIVERSITY REVENUES, SER A                             5.85%         07/01/2008                    2,007
     1,820   ARIZONA STATE UNIVERSITY REVENUES, SER A                             5.90%         07/01/2009                    1,869
       650   BULLHEAD COUNTY ARIZONA MUNICIPAL PROPERTY CORP                      7.20%         07/01/2010                      706
       725   CASA GRANDE ARIZONA EXCISE TAX REVENUE                               5.90%         04/01/2009                      749
     2,875   CENTRAL ARIZONA WATER CONSV DISTRICT                                 4.75%         11/01/2007                    2,774
     4,000   CENTRAL ARIZONA WATER CONSV DISTRICT                                 5.40%         11/01/2005                    4,077
     4,750   CENTRAL ARIZONA WATER CONSV DISTRICT                                 5.40%         11/01/2006                    4,819
     6,290   CENTRAL ARIZONA WATER CONSV DISTRICT                                 7.00%         11/01/2003                    6,886
     3,300   CENTRAL ARIZONA WATER CONSV DISTRICT                                 7.13%         11/01/2011                    3,626
     1,000   CENTRAL ARIZONA WATER CONSV DISTRICT                                 7.65%         11/01/2009                    1,116
     1,710   CENTRAL ARIZONA WATER CONSV DISTRICT CONTRA                          5.20%         11/01/2003                    1,733
     4,175   CENTRAL ARIZONA WATER CONSV DISTRICT CONTRACT                        6.50%         11/01/2011                    4,514
       750   CENTRAL ARIZONA WATER CONSV DISTRICT,                                7.15%         11/01/1999                      797
     2,400   COCONINO COUNTY ARIZONA UNIVERSITY SCHOOL                            5.50%         07/01/2008                    2,435
       905   COCONINO COUNTY ARIZONA UNIVERSITY SCHOOL                            5.70%         07/01/2001                      939
     1,000   COCONINO & YAVAPAI COUNTIES ARIZONA                                  5.20%         07/01/2001                    1,018
       625   COCONINO & YAVAPAI COUNTIES ARIZONA                                  5.60%         07/01/2006                      644
     1,000   EAST VALLEY ARIZONA INSTITUTE OF TECHNOLOGY                          6.00%         07/01/2004                    1,039
     2,500   EAST VALLEY ARIZONA INSTITUTE OF TECHNOLOGY                          6.00%         07/01/2005                    2,645
       870   FLAGSTAFF                                                            4.60%         07/01/2004                      850
       740   FLAGSTAFF ARIZONA STREET AND HIGHWAY USER REV                        6.90%         07/01/2004                      780
     1,000   GILBERT ARIZONA IMPROVEMENT DISTRICT NO 011,                         7.60%         01/01/2004                    1,038
     2,000   GLENDALE ARIZONA                                                     5.05%         07/01/2002                    2,026
     1,000   GLENDALE ARIZONA MUNICIPAL PROPERTY CORP                             7.00%         07/01/2009                    1,056
     1,000   GLENDALE ARIZONA MUNICIPAL PROPERTY CORP,                            7.00%         07/01/2005                    1,056
     4,000   GLENDALE ARIZONA UNIVERSITY HIGH SCHOOL DISTRICT                     5.30%         07/01/2007                    4,025
     2,900   GLENDALE ARIZONA UNIVERSITY HIGH SCHOOL DISTRICT                     5.45%         07/01/2009                    2,922
     1,475   MARICOPA ARIZONA SCHOOL DISTRICT                                     4.90%         07/01/2006                    1,456
     2,400   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.00%         07/01/2009                    2,320
     2,500   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.00%         07/01/2010                    2,389
     1,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.20%         07/01/2006                    1,008
     1,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.25%         07/01/2008                    1,003
     1,015   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.30%         07/01/2008                    1,019
     2,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.50%         07/01/2009                    2,024
       750   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.65%         07/01/2011                      757
       850   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.75%         07/01/2005                      885
       900   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.75%         07/01/2006                      933
     2,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     5.80%         07/01/2015                    2,017
     2,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.10%         07/01/2002                    2,125
     1,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.30%         07/01/2004                    1,083
     2,500   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.50%         07/01/2006                    2,623
     2,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.50%         07/01/2008                    2,134
     1,440   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.75%         07/01/1999                    1,517
     1,500   MARICOPA ARIZONA SCHOOL DISTRICT                                     6.75%         07/01/2009                    1,627
     2,000   MARICOPA ARIZONA SCHOOL DISTRICT                                     7.50%         07/01/2004                    2,078
     1,250   MARICOPA ARIZONA SCHOOL REFUNDING BONDS                              5.25%         07/01/2003                    1,276
     1,000   MARICOPA CNTY SCH DIST NO 80 CHANDLER                                5.10%         07/01/2008                      987
     1,000   MARICOPA COUNTY ARIZONA COMMUNITY                                    6.00%         07/01/2007                    1,049
     1,570   MARICOPA COUNTY ARIZONA COMMUNITY COLLEGE DISTRICT                   5.10%         07/15/2005                    1,578
       500   MARICOPA COUNTY ARIZONA INDUSTRIAL DEVELOPMENT                       6.20%         11/01/2011                      508
     2,000   MARICOPA COUNTY ARIZONA PHOENIX HIGH SCHOOL                          5.25%         07/01/2004                    2,038
     1,200   MARICOPA COUNTY ARIZONA PHOENIX HIGH SCHOOL                          5.60%         07/01/2013                    1,197
     1,000   MARICOPA COUNTY ARIZONA SCHOOL DISTRICT NO 001                       5.50%         07/01/2010                    1,002
     1,000   MARICOPA COUNTY ARIZONA SERIES E                                     7.10%         07/01/2003                    1,118
     1,000   MARICOPA COUNTY ARIZONA UNIV SCHOOL DIST NO 097                      5.90%         07/01/2003                    1,055
     1,000   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   5.80%         07/01/2008                    1,043
     3,100   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   5.80%         07/01/2009                    3,243
       500   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   6.20%         07/01/2004                      527
     1,000   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   6.35%         07/01/2010                    1,095

THE ONE GROUP ARIZONA MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                       MARCH 31, 1997

          SHARES OR
       PRINCIPAL AMOUNT                  SECURITY DESCRIPTION                  COUPON RATE    MATURITY DATE            MARKET VALUE
-------------------------------  --------------------------------------------------------------------------------------------------
     2,000   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   6.90%         07/01/2001                    2,156
     2,780   MARICOPA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                   7.90%         07/01/1999                    2,986
     2,250   MARICOPA COUNTY ARIZONA, SERIES - D                                  6.70%         07/01/2003                    2,446
     2,500   MARICOPA COUNTY SCHOOL DISTRICT, NO. 48                              5.00%         07/01/2014                    2,329
     2,000   MARIOPA COUNTY ARIZONA SERIES E                                      6.20%         07/01/2006                    2,114
     1,000   MESA ARIZONA                                                         5.70%         07/01/2003                    1,043
     1,625   MESA ARIZONA                                                         6.00%         07/01/2002                    1,715
     2,000   MESA ARIZONA PROJECT OF 1987                                         5.70%         07/01/2008                    2,056
     2,040   MESA ARIZONA PROJECT OF 1987                                         9.00%         07/01/2001                    2,369
     2,000   MESA ARIZONA UTILITY SYSTEM REVENUE                                  5.38%         07/01/2012                    1,965
       725   MESA, ARIZONA                                                        5.00%         07/01/2003                      729
     1,200   MOHAVE COUNTY ARIZONA                                                5.20%         07/01/2009                    1,185
     1,205   MOHAVWE COUNTY ELEMENTARY SCHOOL DISTRICT #16                        5.25%         07/01/2009                    1,192
     2,750   NORTHERN ARIZONA UNIVERSITY REVENUES                                 6.40%         06/01/2007                    2,919
     1,215   NORTHERN ARIZONA UNIVERSITY REVENUES SERIES A                        5.60%         06/01/2005                    1,253
     1,000   NORTHERN ARIZONA UNIVERSITY REVENUES,                                7.50%         06/01/2003                    1,065
     2,000   NORTHERN ARIZONA UNIVERSITY REVENUES,                                7.50%         06/01/2008                    2,130
     1,000   ORO VALLEY ARIZONA MUNICIPAL PPTY CORP REV                           5.45%         07/01/2014                      979
     2,450   PHOENIX ARIZONA                                                      6.38%         07/01/2013                    2,615
     3,000   PHOENIX ARIZONA                                                      6.50%         07/01/2011                    3,190
     2,000   PHOENIX ARIZONA CIVIC IMPT CORP WATER SYSTEM REV                     5.63%         07/01/2009                    2,033
       590   PHOENIX ARIZONA CIVIC IMPT CORP WATER SYSTEM REV                     6.00%         07/01/2004                      624
     2,500   PHOENIX ARIZONA SERIES A                                             5.20%         07/01/2005                    2,534
     1,000   PHOENIX ARIZONA SERIES A                                             5.40%         07/01/2007                    1,022
     1,255   PHOENIX ARIZONA STREET & HIGHWAY USER REVENUE                        5.80%         07/01/2005                    1,310
     1,320   PHOENIX ARIZONA STREET & HIGHWAY USER REVENUE                        6.10%         07/01/2001                    1,390
       725   PHOENIX ARIZONA STREET & HIGHWAY USER REVENUE                        6.25%         07/01/2006                      772
     2,000   PHOENIX ARIZONA STREET & HIGHWAY USER REVENUE                        6.50%         07/01/2009                    2,152
     1,125   PHOENIZ ARIZONA SERIES A                                             5.10%         07/01/2004                    1,138
       725   PIMA COUNTY ARIZONA                                                  5.60%         07/01/2007                      743
       555   PIMA COUNTY ARIZONA                                                  6.20%         07/01/2008                      583
     1,000   PIMA COUNTY ARIZONA COLLEGE DISTRICT CTFS PARTNER                    6.00%         07/01/2007                    1,038
     1,165   PIMA COUNTY ARIZONA INDL DEVELOPMENT AUTHORITY                       6.40%         08/01/2011                    1,202
       315   PIMA COUNTY ARIZONA INDL DEVELOPMENT AUTHORITY                       7.63%         02/01/2012                      329
     1,585   PIMA COUNTY ARIZONA SEWER REVENUE, SERIES A                          4.90%         07/01/2008                    1,527
     1,000   PIMA COUNTY ARIZONA UNION SCHOOL DISTRICT                            5.00%         07/01/2006                      989
     2,205   PIMA COUNTY ARIZONA UNION SCHOOL DISTRICT                            5.00%         07/01/2007                    2,178
       500   PIMA COUNTY ARIZONA UNION SCHOOL DISTRICT                            5.75%         07/01/2004                      525
     1,500   PIMA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                       6.88%         07/01/2010                    1,636
     1,000   PIMA COUNTY ARIZONA UNIVERSITY SCHOOL DISTRICT                       7.20%         07/01/2009                    1,085
     2,000   PIMA COUNTY UNION SCHOOL DISTRICT, SERIES - D                        6.10%         07/01/2011                    2,076
     1,200   PINAL COUNTY ARIZONA SCHOOL DISTRICT                                 6.00%         07/01/2004                    1,258
     2,000   SALT RIVER PROJ ARIZ AGRIC                                           5.63%         01/01/2006                    2,071
     3,000   SALT RIVER PROJECT ARIZONA AGRICULTURE                               6.00%         01/01/2013                    3,079
     2,200   SALT RIVER PROJECT ARIZONA AGRICULTURE, SER C                        4.70%         01/01/2006                    2,130
     1,270   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES A                     5.40%         01/01/2004                    1,303
     1,000   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES A                     6.50%         01/01/2007                    1,077
     1,250   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES A,                    7.63%         01/01/2008                    1,309
     5,000   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES B                     5.05%         01/01/2006                    4,977
     3,250   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES B                     5.20%         01/01/2008                    3,247
     2,500   SALT RIVER PROJECT ARIZONA AGRICULTURE, SERIES B                     5.38%         01/01/2009                    2,500
       850   SCOTTSDALE ARIZONA                                                   5.00%         07/01/2009                      828
     1,700   SCOTTSDALE ARIZONA                                                   5.25%         07/01/2006                    1,724
       500   SCOTTSDALE ARIZONA                                                   5.50%         07/01/2009                      510
       750   SCOTTSDALE ARIZONA                                                   6.00%         07/01/2009                      792
     2,200   SCOTTSDALE ARIZONA                                                   6.90%         07/01/2006                    2,388
     1,100   SCOTTSDALE ARIZONA                                                   6.90%         07/01/2007                    1,194
     2,085   SCOTTSDALE ARIZONA MUNICIPAL PROPERTY CORP                           5.38%         07/01/2005                    2,127
     1,000   SCOTTSDALE ARIZONA MUNICIPAL PROPERTY CORP                           6.38%         05/01/2005                    1,059
     1,900   SCOTTSDALE ARIZONA PROJECT OF 1989, SERIES E                         5.50%         07/01/2014                    1,882
     1,065   SCOTTSDALE ARIZONA STREET & HIGHWAY USER REVENUE                     5.50%         07/01/2007                    1,090
     1,615   SCOTTSDALE ARIZONA, SERIES A                                         4.80%         07/01/2008                    1,556
     1,635   TEMPE ARIZONA                                                        5.00%         07/01/2010                    1,562
     1,000   TEMPE ARIZONA                                                        5.10%         07/01/2005                    1,005
       580   TEMPE ARIZONA                                                        6.00%         07/01/2006                      607
     2,235   TEMPE ARIZONA UNION HIGH SCHOOL DISTRICT                             5.90%         07/01/2004                    2,323
     1,000   TUCSON ARIZONA STREET & HIGHWAY USER REVENUE                         5.30%         07/01/2005                    1,015
       500   TUCSON ARIZONA STREET & HIGHWAY USER REVENUE                         6.00%         07/01/2004                      530
     2,000   TUCSON ARIZONA WATER REVENUE                                         5.75%         07/01/2012                    2,016
       500   TUCSON ARIZONA WATER REVENUE                                         7.25%         07/01/2005                      538
       700   UNIVERSITY ARIZONA FNDTN CTFS PARTN, SERIES 8                        4.90%         08/01/2009                      668
     1,000   UNIVERSITY ARIZONA UNIVERSITY REVENUES                               6.25%         06/01/2011                    1,055
     2,215   UNIVERSITY ARIZONA UNIVERSITY REVENUES,                              7.00%         06/01/2010                    2,407
     1,500   UNIVERSITY ARIZONA UNIVERSITY REVENUES, SERIES B                     6.90%         06/01/2008                    1,626
     1,750   YUMA ARIZONA                                                         6.13%         07/01/2012                    1,819
     1,000   YUMA ARIZONA MUN PPTY CORP REV, SERIES A                             5.20%         07/01/2009                      982
     1,575   YUMA COUNTY ARIZONA UNION HIGH SCHOOL                                5.00%         07/01/2006                    1,563

                                                                                                                            253,224
                                                                                                                           --------



THE ONE GROUP ARIZONA MUNICIPAL BOND FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                                                       MARCH 31, 1997

          SHARES OR
       PRINCIPAL AMOUNT                  SECURITY DESCRIPTION                  COUPON RATE    MATURITY DATE            MARKET VALUE
-------------------------------  --------------------------------------------------------------------------------------------------

TOTAL (COST -- $246,755)(a)                                                                                             $   256,054
                                                                                                                        ===========

Percentages indicated are based on net assets of $258,772.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                                 Unrealized appreciation               $     9,938
                                 Unrealized depreciation                      (639)
                                                                       -----------
                                 Net unrealized appreciation           $     9,299
                                                                       ===========



THE ONE GROUP TREASURY & AGENCY FUND

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)                                           MARCH 31, 1997


    PRINCIPAL
      AMOUNT         SECURITY DESCRIPTION             COUPON RATE       MATURITY DATE     MARKET VALUE
------------------------------------------------------------------------------- ----------------------
U.S. TREASURY NOTES (55.8%)
            14,000   U.S. TREASURY NOTES                   5.88%         10/31/1998       $     13,900
            18,000   U.S. TREASURY NOTES                   6.00%         05/31/1998             17,960
             5,000   U.S. TREASURY NOTES                   6.63%         06/30/2001              4,980
            25,000   U.S. TREASURY NOTES                   7.75%         11/30/1999             25,712
                                                                                          ------------
                                                                                                62,552
                                                                                          ------------
U.S. TREASURY BONDS (6.6%)
             6,000   U.S. TREASURY BONDS                  10.75%         08/15/2005              7,437
                                                                                          ------------

U.S. GOVERNMENT AGENCIES (34.7%)
             7,000   FEDERAL FARM CREDIT BUREAU            7.16%         05/15/2006              6,981
             2,695   FEDERAL FARM CREDIT BUREAU            8.40%         09/05/2006              2,799
             3,800   FEDERAL HOME LOAN BANK                5.70%         03/11/1999              3,741
             2,000   FEDERAL HOME LOAN BANK                6.26%         11/26/2003              1,903
             4,300   FEDERAL HOME LOAN BANK                7.74%         10/01/2003              4,268
             6,000   STUDENT LOAN MARKETING ASSOC.         6.00%         03/05/2001              5,805
             4,000   STUDENT LOAN MARKETING ASSOC.         6.29%         10/20/1999              3,960
            10,000   TENNESSEE VALLEY AUTHORITY            6.13%         07/15/2003              9,513
                                                                                          ------------

                                                                                                38,970

                                                                                          ------------

TOTAL (COST -- $108,633) (a)                                                              $    108,959
                                                                                          ============

Percentages indicated are based on net assets of $112,228.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

                     Unrealized appreciation                                   $       815
                     Unrealized depreciation                                          (489)
                                                                               -----------
                     Net unrealized appreciation                               $       326
                                                                               ===========


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Statements of Assets and Liabilities                                                                March 31, 1997
   (Unaudited)

                                                            (Amounts in Thousands, except per share amounts)

                                                                    WEST VIRGINIA        ARIZONA        TREASURY &
                                                                       MUNICIPAL        MUNICIPAL        AGENCY
                                                                     BOND FUND (a)     BOND FUND (a)     FUND (a)
                                                                   ---------------     -------------    ----------
ASSETS:
Investments, at value                                                   $  93,971       $ 256,054       $ 108,959
                                                                        ---------       ---------       ---------
Total (cost $90,625; $246,755; and $108,633, respectively)                 93,971         256,054         108,959

Cash                                                                         --              --             1,500
Interest receivable                                                         1,685           4,024           2,216
Receivable for capital shares issued                                          267              73             199
Prepaid expenses and other assets                                               1               4              25
                                                                        ---------       ---------       ---------
Total Assets                                                               95,924         260,155         112,899
                                                                        ---------       ---------       ---------
LIABILITIES:
Cash overdrafts                                                               267              73            --
Dividends payable                                                             403           1,149             618
Payable to brokers for investments purchased                                1,000            --              --
Accrued expenses and other payables:
    Investment advisory fees                                                   23              76              19
    Administration fees                                                        11              28               3
    Other                                                                      31              57              31
                                                                        ---------       ---------       ---------
Total Liabilities                                                           1,735           1,383             671
                                                                        ---------       ---------       ---------
NET ASSETS:
Capital                                                                    90,863         249,192         111,745
Accumulated undistributed net realized
    gains (losses) from investment transactions                               (20)            281             157
Net unrealized appreciation (depreciation)
    from investments                                                        3,346           9,299             326
                                                                        ---------       ---------       ---------
Net Assets                                                              $  94,189       $ 258,772       $ 112,228
                                                                        =========       =========       =========
Net Assets
    Fiduciary                                                           $  93,342       $ 258,768       $ 112,228
    Class A                                                                   791               4            -(c)
    Class B                                                                    56            -(c)            -(c)
                                                                        ---------       ---------       ---------
Total                                                                   $  94,189       $ 258,772       $ 112,228
                                                                        =========       =========       =========
Outstanding units of beneficial interest (shares)
    Fiduciary                                                               9,389          26,130          11,366
    Class A                                                                    79           --(c)           --(c)
    Class B                                                                     6           --(c)           --(c)
                                                                        ---------       ---------       ---------
Total                                                                   $   9,474          26,130          11,366
                                                                        =========       =========       =========
Net asset value
    Fiduciary - offering and redemption
       price per share                                                  $    9.94       $    9.90       $    9.87

                                                                        =========       =========       =========
    Class A - redemption price per share                                $   10.03       $    9.91       $    9.86
                                                                        =========       =========       =========
    Class A - maximum sales charge                                           4.50%           4.50%           3.00%
                                                                        =========       =========       =========

    Class A maximum offering price (100%/(100% - maximum sales
    charge) of net asset value adjusted to nearest cent) per share      $   10.50       $   10.38       $   10.16
                                                                        =========       =========       =========

    Class B - offering price per share (b)                              $    9.99       $    9.91       $    9.86
                                                                        =========       =========       =========


   (a) The Fund commenced operations on January 20, 1997.
   (b) Redemption price per Class B share varies based on length of time shares are held.
   (c) Dollar and share amounts are less than 1,000.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Statements of Operations                             January 20, 1997 to March 31, 1997 (a)
   (Unaudited)

                                                                (Amounts in Thousands)

                                                    WEST VIRGINIA       ARIZONA      TREASURY &
                                                       MUNICIPAL        MUNICIPAL      AGENCY
                                                       BOND FUND        BOND FUND       FUND
                                                    -------------       ---------    ----------
INVESTMENT INCOME:
Interest income                                           $   997       $ 2,886       $ 1,503
Dividend income                                                12            14          --
Income from securities lending                               --            --               1
                                                          -------       -------       -------
    Total Income                                            1,009         2,900         1,504
                                                          -------       -------       -------

EXPENSES:
Investment advisory fees                                       81           228            87
Administration fees                                            29            83            35
Custodian and accounting fees                                   4             9             6
Legal and audit fees                                            2             4             2
Trustees' fees and expenses                                  --               1             1
Transfer agent fees                                             6             8             5
Registration and filing fees                                   13            36            30
Printing costs                                                  2             7             3
Other                                                           1             1             1
                                                          -------       -------       -------
Total expenses before waivers                                 138           377           170
Less waivers                                                  (33)          (77)          (73)
                                                          -------       -------       -------
    Net Expenses                                              105           300            97
                                                          -------       -------       -------
Net Investment Income                                         904         2,600         1,407
                                                          -------       -------       -------
REALIZED/UNREALIZED GAINS (LOSSES)
    FROM INVESTMENTS:
Net realized gains (losses) from
    investment transactions                                   (20)          281           157
Net change in unrealized appreciation (depreciation)
    from investments                                         (543)       (2,798)       (1,705)
                                                          -------       -------       -------
Net realized/unrealized gains (losses)
    from investments                                         (563)       (2,517)       (1,548)
                                                          -------       -------       -------
Change in net assets
    resulting from operations                             $   341       $    83       $  (141)
                                                          =======       =======       =======

   (a)  Period from commencement of operations.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Statements of Changes in Net Assets                                                                   March 31, 1997

                                                                       (Amounts in Thousands)

                                                       WEST VIRGINIA MUNICIPAL ARIZONA MUNICIPAL TREASURY & AGENCY
                                                               BOND FUND           BOND FUND            FUND
                                                              -----------         ----------      -------------
                                                               JANUARY 20,        JANUARY 20,       JANUARY 20,
                                                                 1997 TO           1997 TO           1997 TO
                                                                MARCH 31,          MARCH 31,         MARCH 31,
                                                                 1997(a)            1997(a)           1997(a)
                                                              -----------         -----------     -------------
                                                              (Unaudited)         (Unaudited)       (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income                                       $     904         $   2,600         $   1,407
    Net realized gains (losses)
       from investment transactions                                   (20)              281               157
    Net change in unrealized appreciation (depreciation)
       from investments                                              (543)           (2,798)           (1,705)
                                                                ---------         ---------         ---------
Change in net assets resulting from operations                        341                83              (141)
                                                                ---------         ---------         ---------
DISTRIBUTIONS TO FIDUCIARY SHAREHOLDERS:
    From net investment income                                       (903)           (2,600)           (1,407)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income                                         (1)             --  (b)           --  (b)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income                                       --  (b)           --                --  (b)
                                                                ---------         ---------         ---------
Change in net assets from shareholder distributions                  (904)           (2,600)           (1,407)
                                                                ---------         ---------         ---------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued                                     6,910             5,149             4,598
    Proceeds issued in conversion                                  90,007           262,419           111,898
    Cost of shares redeemed                                        (2,165)           (6,279)           (2,720)
                                                                ---------         ---------         ---------
Change in net assets from share transactions                       94,752           261,289           113,776
                                                                ---------         ---------         ---------
Change in net assets                                               94,189           258,772           112,228

    NET ASSETS:
       Beginning of period                                              0                 0                 0
                                                                ---------         ---------         ---------
       End of period                                            $  94,189         $ 258,772         $ 112,228
                                                                =========         =========         =========


    SHARE TRANSACTIONS:
       Issued                                                         689               513               459
       Issued in connection with acquisition                        9,000            26,243            11,178
       Reinvested                                                    --                --                --
       Redeemed                                                      (215)             (626)             (271)
                                                                ---------         ---------         ---------
    Change in shares                                                9,474            26,130            11,366
                                                                =========         =========         =========
(a) Period from commencement of operations.

(b) Dollar amounts are less than $1,000.

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

1. ORGANIZATION:

    The One Group (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The Trust is registered to offer four classes of shares: Fiduciary, Class A, Class B and Service. The Trust currently consists of thirty three active funds. The accompanying financial statements and financial highlights are those of the Arizona Municipal Bond Fund, the West Virginia Municipal Bond Fund, and the Treasury & Agency Fund (individually a "Fund", collectively the "Funds") only. The Funds are each offered in Fiduciary Class, Class A and Class B Shares. Class A Shares are subject to initial sales charges, imposed at the time of purchase, in accordance with the Funds' prospectuses. Certain redemptions of Class B Shares are subject to contingent deferred sales charges in accordance with the Funds' prospectuses. Each Fund is a diversified mutual fund, except for the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund, which are non-diversified.

    The Funds' investment objectives are as follows:

    FUND                                                  OBJECTIVE
    ----                                                  ---------
    Arizona Municipal Bond Fund              Current income exempt from Federal
                                             income tax and Arizona personal
                                             income tax, consistent with the
                                             preservation of principal.

    West Virginia Municipal Bond Fund        Current income exempt from Federal
                                             income tax and West Virginia
                                             personal income tax, consistent
                                             with the preservation of principal.

    Treasury & Agency Fund                   A high level of current income by
                                             investing in U.S. Treasury and
                                             other U.S. Agency obligations with
                                             a primary, but not exclusive, focus
                                             on issues that produce income
                                             exempt from state income taxes.

2. SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted

                                   -continued-

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------------------------------------------------
Notes to Financial Statements                                    March 31, 1997
(Unaudited)

    accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
    Actual results could differ from those estimates.

    SECURITY VALUATION
    Corporate debt securities and debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including municipal securities, are valued on the basis of valuations provided by dealers or by an independent pricing service approved by the Board of Trustees. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. Options traded on an exchange are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations. Investments for which there are no such quotations or valuations are valued at fair value as determined in good faith by the Adviser under the direction of the Board of Trustees.

    REPURCHASE AGREEMENTS
    The Funds may invest in repurchase agreements with institutions that the Fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase agreement transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

    WRITTEN OPTIONS
    The Funds (except the Treasury & Agency Fund) may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

    FUTURES CONTRACTS
    The Funds (except the Treasury & Agency Fund) may enter into futures contracts for the delayed delivery of securities at a fixed price at some future date or for the change in the value of a specified financial index over a predetermined time period. Cash or securities are

                                   -continued-

THE ONE GROUP FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

    deposited with brokers in order to maintain a position. Subsequent payments made or received by the fund based on the daily change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the appreciation or depreciation is realized.

    INDEXED SECURITIES
    The Funds (except the Treasury & Agency Fund) may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices or other reference instruments. Indexed securities may be more volatile than the referenced instrument itself, but any loss is limited to the amount of the original investment.

    MORTGAGE ROLLS
    The Funds may enter into mortgage "dollar rolls" in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund is compensated by fee income or the difference between the current sales price and the lower forward price for the future purchase.

    SECURITIES LENDING
    To generate additional income, the Funds may lend up to 33% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgement of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of March 31, 1997 the Treasury & Agency Fund had securities on loan totaling $11,257,738.

    SECURITY TRANSACTIONS AND RELATED INCOME

                                   -continued-

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THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

    Security transactions are accounted for on a trade date basis. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income, including any discount or premium, is accrued as earned using the effective interest method.

    EXPENSES
    Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
    Dividends from net investment income are declared daily and paid monthly for the Funds. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

    Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards, and deferrals of certain losses. Permanent book and tax basis differences have been reclassified among the components of net assets.

    FEDERAL INCOME TAXES
    The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Currently, shares of the Trust are registered to be offered through forty series and four classes: Fiduciary,

                                   -continued-

THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

    Class A, Class B and Service. As of March 31, 1997, no shareholders were in the Service Class. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in Fund shares for the period ended March 31, 1997:

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Notes to Financial Statements, continued
                                                                     (Amounts in Thousands)

                                                      WEST VIRGINIA            ARIZONA        TREASURY & AGENCY
                                                    MUNICIPAL BOND FUND  MUNICIPAL BOND FUND     BOND FUND
                                                         -----------         ------------        -----------
                                                          JANUARY 20,          JANUARY 20,        JANUARY 20,
                                                            ENDED                ENDED              ENDED
                                                          MARCH 31,            MARCH 31,          MARCH 31,
                                                           1997 (a)             1997 (a)           1997 (a)
                                                        -----------           ----------         ----------
                                                        (Unaudited)           (Unaudited)        (Unaudited)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued                          $   6,057             $   5,145         $   4,598
    Proceeds from shares issued in connection
      with conversion                                       90,007               262,419           111,898
    Cost of shares redeemed                                 (2,165)               (6,279)           (2,720)
                                                         ---------             ---------         ---------
    Change in net assets from
       Fiduciary Share transactions                      $  93,899             $ 261,285         $ 113,776
                                                          =========            =========         =========
 CLASS A SHARES:
    Proceeds from shares issued                          $     796             $       4              --  (b)
                                                         ---------             ---------         ---------
    Change in net assets from
       Class A Share transactions                        $     796             $       4         $       0
                                                         =========             =========         =========
 CLASS B SHARES:
    Proceeds from shares issued                          $      57             $    -- (b)       $     -- (b)
                                                         ---------             ---------         ---------
    Change in net assets from
       Class B Share transactions                        $      57             $       0         $       0
                                                         =========             =========         =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued                                                     604                   513               459
    Issued in connection with acquisition                    9,000                26,243            11,178
    Redeemed                                                  (215)                 (626)             (271)
                                                         ---------             ---------         ---------
    Change in Fiduciary Shares                               9,389                26,130            11,366
                                                         =========             =========         =========
CLASS A SHARES:
    Issued                                                      79                  --  (b)            -- (b)
                                                         ---------             ---------         ---------
    Change in Class A Shares                                    79                     0                 0
                                                         =========             =========         =========
CLASS B SHARES:
    Issued                                                       6                  --  (b)            -- (b)
                                                         ---------             ---------         ---------
    Change in Class B Shares                                     6                     0                 0
                                                         =========             =========         =========

(a) Period from commencement of operations.
(b) Dollar and share amounts are less than 1,000.

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

    The Trust and Banc One Investment Advisors Corporation (the "Adviser") are parties to an investment advisory agreement under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the following percentages of the Funds' average net assets: 0.45% of the Arizona Municipal Bond Fund and the West Virginia Municipal Bond Fund; and 0.40% of the Treasury & Agency Fund.

    The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administrative agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Fund, and the Investor Balanced Fund, the "Investor Funds" and the Treasury Only Money Market Fund and the Government Money Market Fund, the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Adviser also serves as SubAdministrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Adviser. Pursuant to this agreement, the Adviser performs many of the Administrator's duties, for which the Adviser receives a fee paid by the Administrator.

    The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A and Class B Shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A Shares of each of the Funds and 1.00% of the average daily net assets of the Class B Shares of each of the Funds. Currently, the Distributor has voluntarily agreed to limit payments under the Plans to 0.25%

                                   -continued-

THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

    and 0.90% of average daily net assets of the Class A Shares and Class B Shares, respectively, of the Arizona Municipal Bond Fund and West Virginia Municipal Bond Fund; and 0.25% and 0.75% of average daily net assets respectively of the Treasury & Agency Fund. Up to 0.25% of the fees payable under the Plans may be used as compensation for shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Adviser), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Fiduciary Class Shares of each Fund are offered without distribution fees. For the period ended March 31, 1997, the Distributor received $238 from commissions earned on sales of Class A Shares and redemptions of Class B Shares, of which the Distributor reallowed $167 to affiliated broker/dealers of the Funds.

    Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

    The Adviser, the Administrator and the Distributor voluntarily agreed to waive a portion of their fees. For the period ended March 31, 1997, fees in the following amounts were waived (amounts in thousands):

------------------------------------------------------------------------------
                                   Investment
                                  Advisory Fees   Administration   12 b-1 Fees
                                      Waived        Fees Waived       Waived
                                  -------------   --------------   -----------
West Virginia Municipal Bond Fund      $29              $ 4           $-- (a)
Arizona Municipal Bond Fund             55               22            -- (a)
Treasury & Agency Bond Fund             43               30            --

(a) Dollar amount is less than 1,000.

5.  SECURITIES TRANSACTIONS:

    The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities and purchased options) during the period ended March 31, 1997 were as follows (amounts in thousands):

-------------------------------------------------------------------------------
                                      U.S. Government
                                         Securities        Other Securities
                                    Purchases    Sales    Purchases   Sales
                                    ---------    -----    ---------   -----
West Virginia Municipal Bond Fund    $    --    $    --    $3,903    $  984
Arizona Municipal Bond Fund               --         --     3,065     6,752
Treasury & Agency Bond Fund           39,465     40,870        --        --

6.  FINANCIAL INSTRUMENTS:

    Investing in financial instruments such as written options, futures, structured notes and indexed securities involves risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the involvement the Funds have

                                   -continued-

THE ONE GROUP FAMILY OF MUTUAL FUNDS
------------------------------------------------------------------------------
Notes to Financial Statements                                   March 31, 1997
(Unaudited)

    in the particular class of instrument. Risks associated with these instruments include an imperfect correlation between the movements in the price of the instruments and the price of the underlying securities and interest rates, an illiquid secondary market for the instruments or inability of counter parties to perform under the terms of the contract. The Funds enter into these contracts primarily as a means to hedge against adverse fluctuation in securities.

7.  CONCENTRATION OF CREDIT RISK:

    The Arizona and West Virginia Municipal Bond Funds invest primarily in debt obligations issued by their respective States and political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of the state's specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

8.  ACQUISITION OF BANK ONE COMMON TRUST FUNDS:

    On January 20, 1997, the Funds separately issued shares to convert all of the assets and liabilities of the West Virginia Municipal Common Trust, the Arizona Municipal Common Trust and the Treasury & Agency Common Trust into shares of the West Virginia Municipal Bond Fund, Arizona Municipal Bond Fund, and Treasury & Agency Fund respectively. The conversion was structured for tax purposes to qualify as a tax-free transaction under the Internal Revenue Code. Therefore, the transaction was accounted for by a method followed for tax purposes in a tax-free business combination. The following is a summary of shares issued, net assets acquired, net asset value per share and unrealized appreciation as of the date acquired:

-----------------------------------------------------------------------------
                                                       Net Asset  Unrealized
                                    Shares  Net Assets   Value   Appreciation
                                    ------  ---------- --------- ------------
West Virginia Municipal Bond Fund    9,000   $ 90,007   $10.00    $ 3,889
Arizona Municipal Bond Fund         26,243    262,419    10.00     12,097
Treasury & Agency Bond Fund         11,178    111,898    10.00      2,031

                                   -continued-

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Notes to Financial Statements, continued
                                                                     (Amounts in Thousands)

                                                      WEST VIRGINIA            ARIZONA        TREASURY & AGENCY
                                                    MUNICIPAL BOND FUND  MUNICIPAL BOND FUND         FUND
                                                         -----------         ------------        -----------
                                                          JANUARY 20,          JANUARY 20,        JANUARY 20,
                                                            ENDED                ENDED              ENDED
                                                          MARCH 31,            MARCH 31,          MARCH 31,
                                                           1997 (a)             1997 (a)           1997 (a)
                                                        -----------           ----------         ----------
                                                        (Unaudited)           (Unaudited)        (Unaudited)
CAPITAL TRANSACTIONS:
FIDUCIARY SHARES:
    Proceeds from shares issued                          $   6,057             $   5,145         $   4,598
    Proceeds from shares issued in connection
      with conversion                                       90,007               262,419           111,898
    Cost of shares redeemed                                 (2,165)               (6,279)           (2,720)
                                                         ---------             ---------         ---------
    Change in net assets from
       Fiduciary Share transactions                      $  93,899             $ 261,285         $ 113,776
                                                          =========            =========         =========
 CLASS A SHARES:
    Proceeds from shares issued                          $     796             $       4              --  (b)
                                                         ---------             ---------         ---------
    Change in net assets from
       Class A Share transactions                        $     796             $       4         $       0
                                                         =========             =========         =========
 CLASS B SHARES:
    Proceeds from shares issued                          $      57             $    -- (b)       $     -- (b)
                                                         ---------             ---------         ---------
    Change in net assets from
       Class B Share transactions                        $      57             $       0         $       0
                                                         =========             =========         =========

SHARE TRANSACTIONS:
FIDUCIARY SHARES:
    Issued                                                     604                   513            11,636
    Redeemed                                                  (215)                 (626)             (271)
                                                         ---------             ---------         ---------
    Change in Fiduciary Shares                                 389                  (113)           11,365
                                                         =========             =========         =========
CLASS A SHARES:
    Issued                                                      79                  --  (b)            -- (b)
                                                         ---------             ---------         ---------
    Change in Class A Shares                                    79                     0                 0
                                                         =========             =========         =========
CLASS B SHARES:
    Issued                                                       6                  --  (b)            -- (b)
                                                         ---------             ---------         ---------
    Change in Class B Shares                                     6                     0                 0
                                                         =========             =========         =========

(a) Period from commencement of operations.
(b) Dollar and share amounts are less than 1,000.

Table 2
------------------------------------------------------------------------------
                                   Investment
                                  Advisory Fees   Administration   12 b-1 Fees
                                      Waived        Fees Waived       Waived
                                  -------------   --------------   -----------
West Virginia Municipal Bond Fund      $29              $ 4           $-- (a)
Arizona Municipal Bond Fund             55               22            -- (a)
Treasury & Agency Fund                  43               30            --

(a) Dollar amount is less than 1,000.


Table 3
-------------------------------------------------------------------------------
                                      U.S. Government
                                         Securities        Other Securities
                                    Purchases    Sales    Purchases   Sales
                                    ---------    -----    ---------   -----
West Virginia Municipal Bond Fund    $    --    $    --    $3,903    $  984
Arizona Municipal Bond Fund               --         --     3,065     6,752
Treasury & Agency Fund                39,465     40,870        --        --


Table 5
-----------------------------------------------------------------------------
                                                       Net Asset  Unrealized
                                    Shares  Net Assets   Value   Appreciation
                                    ------  ---------- --------- ------------
West Virginia Municipal Bond Fund    9,000   $ 90,008   $10.00    $ 3,889
Arizona Municipal Bond Fund         26,244    262,419    10.00     12,097
Treasury & Agency Fund              11,178    111,898    10.00      2,031



   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                           WEST VIRGINIA MUNICIPAL BOND FUND
                                                  ---------------
                                                     FIDUCIARY
                                                  ---------------
                                                     JANUARY 20,
                                                       1997 TO
                                                      MARCH 31,
                                                       1997 (a)
                                                   ---------------
                                                     (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                   $    10.00
                                                      ----------
Investment Activities
      Net investment income                                 0.10
      Net realized and unrealized gains (losses)
         from investments                                  (0.06)
                                                      ----------
         Total from Investment Activities                   0.04
                                                      ----------
Distributions

      Net investment income                                (0.10)
                                                      ----------
         Total Distributions                               (0.10)
                                                      ----------
NET ASSET VALUE,
END OF PERIOD                                         $     9.94
                                                      ===========

Total Return                                                0.35% (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                     $   93,342
Ratio of expenses to
      average net assets                                    0.59% (c)
Ratio of net investment income
      to average net assets                                 5.08% (c)
Ratio of expenses to
      average net assets *                                  0.77% (c)
Ratio of net investment income
      to average net assets *                               4.90% (c)

Portfolio Turnover (d)                                      1.09%

------------------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights


                                              WEST VIRGINIA MUNICIPAL BOND FUND
                                                      ---------------
                                                          CLASS A
                                                      ---------------
                                                        JANUARY 20,
                                                          1997 TO
                                                          MARCH 31,
                                                          1997 (a)
                                                      ---------------
                                                         (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                        $ 10.00
                                                           -------
Investment Activities
      Net investment income                                   0.03
      Net realized and unrealized gains (losses)
         from investments                                     0.03
                                                           -------
         Total from Investment Activities                     0.06
                                                           -------
Distributions
      Net investment income                                  (0.03)
                                                           -------
         Total Distributions                                 (0.03)
                                                           -------
NET ASSET VALUE,
END OF PERIOD                                              $ 10.03
                                                           =======

Total Return (Excludes Sales Charge)                          0.65% (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                          $   791
Ratio of expenses to
      average net assets                                      0.84% (c)
Ratio of net investment income
      to average net assets                                   4.83% (c)
Ratio of expenses to
      average net assets *                                    1.12% (c)
Ratio of net investment income
      to average net assets *                                 4.55% (c)

Portfolio Turnover (d)                                        1.09%

   ------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                               WEST VIRGINIA MUNICIPAL BOND FUND
                                                       ---------------
                                                            CLASS B
                                                       ---------------
                                                           JANUARY 20,
                                                            1997 TO
                                                            MARCH 31,
                                                            1997 (a)
                                                       ---------------
                                                          (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                          $10.00
                                                             ------
Investment Activities
      Net investment income                                    0.04
      Net realized and unrealized gains (losses)
         from investments                                     (0.01)
                                                             ------
         Total from Investment Activities                      0.03
                                                             ------
Distributions
      Net investment income                                   (0.04)
                                                             ------
         Total Distributions                                  (0.04)
                                                             ------
NET ASSET VALUE,
END OF PERIOD                                                $ 9.99
                                                             ======

Total Return (Excludes Redemption Charge)                      0.27%  (b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                            $   56
Ratio of expenses to
      average net assets                                       1.49%  (c)
Ratio of net investment income
      to average net assets                                    4.18%  (c)
Ratio of expenses to
      average net assets *                                     1.77%  (c)
Ratio of net investment income
      to average net assets *                                  3.90%  (c)

Portfolio Turnover (d)                                         1.09%

-----------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                        ARIZONA MUNICIPAL BOND FUND
                                                               ---------------
                                                                  FIDUCIARY
                                                               ---------------
                                                                  JANUARY 20,
                                                                    1997 TO
                                                                    MARCH 31,
                                                                    1997 (a)
                                                                ---------------
                                                                   (Unaudited)
   NET ASSET VALUE,
   BEGINNING OF PERIOD                                           $        10.00
                                                                 --------------
   Investment Activities
         Net investment income                                             0.10
         Net realized and unrealized gains (losses)
            from investments                                              (0.10)
                                                                 --------------
            Total from Investment Activities                               0.00
                                                                 --------------
   Distributions
         Net investment income                                            (0.10)
                                                                 --------------
            Total Distributions                                           (0.10)

                                                                 --------------
   NET ASSET VALUE,
   END OF PERIOD                                                 $         9.90
                                                                 ==============

   Total Return                                                           -0.02%(b)

   RATIOS/SUPPLEMENTARY DATA:

   Net Assets at end of period (000)                             $      258,768
   Ratio of expenses to
         average net assets                                                0.59%(c)
   Ratio of net investment income
         to average net assets                                             5.13%(c)
   Ratio of expenses to
         average net assets *                                              0.74%(c)
   Ratio of net investment income
         to average net assets *                                           4.98%(c)

   Portfolio Turnover (d)                                                  1.18%

   ------------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.


   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                           ARIZONA MUNICIPAL BOND FUND
                                              ---------------
                                                   CLASS A
                                               ---------------
                                                 JANUARY 20,
                                                   1997 TO
                                                   MARCH 31,
                                                    1997 (a)
                                               ---------------
                                                  (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                   $10.00
                                                      ------
Investment Activities
      Net investment income                             0.03
      Net realized and unrealized gains (losses)
         from investments                              (0.09)
                                                      ------
         Total from Investment Activities              (0.06)
                                                      ------
Distributions
      Net investment income                            (0.03)
                                                      ------
         Total Distributions                           (0.03)
                                                      ------
NET ASSET VALUE,
END OF PERIOD                                         $ 9.91
                                                      ======

Total Return (Excludes Sales Charge)                   -0.62%(b)

RATIOS/SUPPLEMENTARY DATA:

Net Assets at end of period (000)                     $    4
Ratio of expenses to
      average net assets                                0.84%(c)
Ratio of net investment income
      to average net assets                             4.88%(c)
Ratio of expenses to
      average net assets *                              1.09%(c)
Ratio of net investment income
      to average net assets *                           4.63%(c)

Portfolio Turnover (d)                                  1.18%

------------
   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Annualized.
   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                         ARIZONA MUNICIPAL BOND FUND
                                             ---------------
                                                  CLASS B
                                             ---------------
                                                JANUARY 20,
                                                  1997 TO
                                                 MARCH 31,
                                                 1997 (a)
                                             ---------------
                                                (Unaudited)
NET ASSET VALUE,
BEGINNING OF PERIOD                                   $10.00
                                                   ---------
Investment Activities
      Net realized and unrealized gains (losses)
         from investments                              (0.09)
                                                   ---------
         Total from Investment Activities              (0.09)

                                                   ---------
NET ASSET VALUE,
END OF PERIOD                                         $ 9.91
                                                   =========

Total Return (Excludes Redemption Charge)              -0.90%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                  $     --  (c)
Ratio of expenses to
      average net assets                                1.49%(d)
Ratio of net investment income
      to average net assets                             4.23%(d)
Ratio of expenses to
      average net assets *                              1.74%(d)
Ratio of net investment income
      to average net assets *                           3.98%(d)

Portfolio Turnover (e)                                  1.18%

---------

   * During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
   (a)   Period from commencement of operations.
   (b)   Not annualized.
   (c)   Amount is less than 1,000.
   (d)   Annualized
   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                   TREASURY & AGENCY FUND
                                                          ---------
                                                          FIDUCIARY
                                                          ---------
                                                         JANUARY 20,
                                                           1997 TO
                                                          MARCH 31,
                                                           1997 (a)
                                                          ---------
                                                         (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                  $       10.00
                                                     -------------
Investment Activities
      Net investment income                                   0.12
      Net realized and unrealized gains (losses)
         from investments                                    (0.13)
                                                     -------------
         Total from Investment Activities                    (0.01)
Distributions                                        -------------
      Net investment income                                  (0.12)
                                                     -------------
         Total Distributions                                 (0.12)
                                                     -------------
NET ASSET VALUE,
END OF PERIOD                                        $        9.87
                                                     =============

Total Return                                                 -0.06%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                    $     112,228
Ratio of expenses to
      average net assets                                      0.45%(c)
Ratio of net investment income
      to average net assets                                   6.48%(c)
Ratio of expenses to
      average net assets *                                    0.79%(c)
Ratio of net investment income
      to average net assets *                                 6.14%(c)

Portfolio Turnover (d)                                       35.57%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b)   Not annualized.
(c)   Annualized.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights


                                                  TREASURY & AGENCY FUND
                                                       -------------
                                                         CLASS A
                                                       -------------
                                                        JANUARY 20,
                                                          1997 TO
                                                         MARCH 31,
                                                         1997 (a)
                                                       -------------
                                                        (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                      $   10.00
                                                         ---------
Investment Activities
      Net investment income                                   0.13
      Net realized and unrealized gains (losses)
         from investments                                    (0.14)
                                                         ---------
         Total from Investment Activities                    (0.01)
                                                         ---------
Distributions
      Net investment income                                  (0.13)
                                                         ---------
         Total Distributions                                 (0.13)
                                                         ---------
NET ASSET VALUE,
END OF PERIOD                                            $    9.86
                                                         =========

Total Return (Excludes Sales Charge)                         -0.11%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                        $     --  (c)
Ratio of expenses to
      average net assets                                      0.70%(d)
Ratio of net investment income
      to average net assets                                   6.23%(d)
Ratio of expenses to
      average net assets *                                    1.14%(d)
Ratio of net investment income
      to average net assets *                                 5.79%(d)

Portfolio Turnover (e)                                       35.57%

------------
* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b)   Not annualized.
(c)   Amount is less than 1,000.
(d)   Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

   THE ONE GROUP FAMILY OF MUTUAL FUNDS

   Financial Highlights

                                                  TREASURY & AGENCY FUND
                                                         ---------
                                                          CLASS B
                                                         ---------
                                                        JANUARY 20,
                                                          1997 TO
                                                          MARCH 31,
                                                          1997 (a)
                                                         ---------
                                                       (Unaudited)

NET ASSET VALUE,
BEGINNING OF PERIOD                                     $   10.00
                                                           --------
Investment Activities
      Net investment income                                  0.12
      Net realized and unrealized gains (losses)
         from investments                                   (0.14)
                                                           --------
         Total from Investment Activities                   (0.02)
                                                           --------
Distributions
      Net investment income                                 (0.12)
                                                           --------
         Total Distributions                                (0.12)
                                                           --------
NET ASSET VALUE,
END OF PERIOD                                           $    9.86
                                                           ========

Total Return (Excludes Redemption Charge)                   -0.17%(b)

RATIOS/SUPPLEMENTARY DATA:
Net Assets at end of period (000)                       $        -(c)
Ratio of expenses to
      average net assets                                     1.20%(d)
Ratio of net investment income
      to average net assets                                  5.73%(d)
Ratio of expenses to
      average net assets *                                   1.79%(d)
Ratio of net investment income
      to average net assets *                                5.14%(d)

Portfolio Turnover (e)                                      35.57%

------------

* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)   Period from commencement of operations.
(b)   Not annualized.
(c)   Amount is less than 1,000.
(d)   Annualized.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                             Registration Statement

                                       of

                                The One Group(R)

                                       on

                                   Form N-lA

PART C.  OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

         (a)      Financial Statements:

                  Included in Part A:


                  --       Financial Highlights

                  Included in Part B:

                  -- The One Group West Virginia Municipal Bond Fund Schedule of Portfolio Investments as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Schedule of Portfolio Investments as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Schedule of Investments as of March 31, 1997 (unaudited).

                  -- The One Group West Virginia Municipal Bond Fund Statement of Assets and Liabilities as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Statement of Assets and Liabilities as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Statement of Assets and Liabilities as of March 31, 1997 (unaudited).

                  -- The One Group West Virginia Municipal Bond Fund Statement of Operations as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Statement of Operations as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Statement of Operations as of March 31, 1997 (unaudited).

                  -- The One Group West Virginia Municipal Bond Fund Statement of Changes in Net Assets as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Statement of Changes in Net Assets as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Statement of Changes in Net Assets as of March 31, 1997 (unaudited).

                  -- The One Group West Virginia Municipal Bond Fund Financial Highlights as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Financial Highlights as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Financial Highlights as of March 31, 1997 (unaudited).

                  -- The One Group West Virginia Municipal Bond Fund Notes to Financial Statements as of March 31, 1997 (unaudited).

                  -- The One Group Arizona Municipal Bond Fund Notes to Financial Statements as of March 31, 1997 (unaudited).

                  -- The One Group Treasury & Agency Bond Fund Notes to Financial Statements as of March 31, 1997 (unaudited).

                  The following financial statements are incorporated by reference into the Statement of Additional Information from Post-Effective Amendment No. 41 (filed April 18, 1997) to Registrant's Registration Statement on Form N-1A.

                  -- The One Group Funds Portfolio of Investments as of June 30, 1996 (audited).


                  -- The One Group Funds Statement of Assets and Liabilities as of June 30, 1996 (audited).

                  -- The One Group Funds Statements of Operations for Fiscal Year Ended June 30, 1996 (audited).

                  -- The One Group Funds Statements of Changes in Net Assets for Fiscal Year Ended June 30, 1996 (audited).

                  -- The One Group Funds Financial Highlights as of June 30, 1996 (audited).

                  -- The One Group Funds Notes to Financial Statements as of June 30, 1996 (audited).

                  -- Reports dated August 19 and 27, 1996 of Coopers & Lybrand L.L.P., independent accountants on The One Group Funds financial statements.

                  -- The One Group Funds Portfolio of Investments as of December 31, 1996 (unaudited).

                  -- The One Group Funds Statement of Assets and Liabilities as of December 31, 1996 (unaudited).

                  -- The One Group Funds Statements of Operations for the Period Ended December 31, 1996 (unaudited).

                  -- The One Group Funds Statements of Changes in Net Assets for the Period Ended December 31, 1996 (unaudited).

                  -- The One Group Funds Financial Highlights as of December 31, 1996 (unaudited).

                  -- The One Group Funds Notes to Financial Statements as of December 31, 1996 (unaudited).

                           All required financial statements are contained in Part B hereof. All other financial statements and schedules are inapplicable.

         (b)      Exhibits:

         (1) Amended and Restated Declaration of Trust is incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 39 (filed August 16,
                           1996) to Registrant's Registration Statement on Form N-1A.

         (2) Code of Regulations as amended and restated July 26, 1990 is incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 39 (filed August 16,
                           1996) to Registrant's Registration Statement on Form N-1A.

         (3)               None.

         (4)               None.

         (5)(a) Investment Advisory Agreement dated January 11, 1993 between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 27 (filed March l7, l993) to Registrant's Registration Statement on Form N-1A.

         (5)(b) Revised Schedule A to the Investment Advisory Agreement between Registrant and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A..

         (5)(c) Sub-Investment Advisory Agreement dated October 1,1996 between Banc One Investment Advisors Corporation and Independence International Associates, Inc. is filed herewith

         (6)(a) Distribution Agreement dated November 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 36 (filed November 24,
                           1995) to Registrant's Registration Statement on Form N-1A.

         (6)(b) Revised Schedules A-D to the Distribution Agreement between the Registrant and The One Group Services Company are incorporated by reference to Exhibit
                           (6)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (6)(c) Re-executed Distribution Agreement dated December 13, 1995 between Registrant and The One Group Services Company is incorporated by reference to Exhibit (7)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (6)(d) Schedule E to the Distribution Agreement between Registrant and The One Group Services Company is filed herewith.

         (6)(e) Amendment to Distribution Agreement between the Registrant and The One Group Services Company is filed herewith.

         (6)(f) Dealer's Agreement for The One Group(R) Funds dated November 11, 1995 between The One Group Services Company and Banc One Securities Corporation is incorporated by reference to Exhibit
                  (7)(d) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).


         (7)      None.

         (8)(a) Custodian Contract between Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (8) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.

         (8)(b) Sub-Custodian Agreement between State Street Bank and Trust Company and Bank One Trust Company, NA is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(a) Management and Administration Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(a) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (9)(b) Revised Schedule A to the Management and Administration Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(c) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company is incorporated by reference to Exhibit (9)(b) to Post-Effective Amendment No. 12 (filed September 9, 1988) to Registrant's Registration Statement on Form N-1A.

         (9)(d) Fund Accounting Agreement dated December 1, 1995 between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (13)(c) to Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (9)(e) Revised Schedule A to the Fund Accounting Agreement between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (9)(e) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(f) Sub-Administration Agreement dated December 1, 1995 between The One Group Services Company and Banc One Investment Advisors Corporation is incorporated by reference to Exhibit (13)(d) to the Registrant's Registration Statement on Form N-14 (filed January 19, 1996).

         (9)(g) Revised Schedule A to the Sub-Administration Agreement between The One Group Services Company and Banc One Investment Advisors is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(h) Agency Services and Delegation Agreement dated January 1, 1996 between the Registrant and BISYS Qualified Plan Services is incorporated by reference to Exhibit (9)(g) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (9)(i) Shareholder Servicing Agreement is incorporated by reference to Exhibit 9(h) to Post-Effective Amendment No. 37 (filed June 13, 1996) to the Registrant's Registration Statement on Form N-1A.

         (10)     Opinion and consent of counsel is filed herewith.

         (11)(a)  Consent of Coopers & Lybrand L.L.P. is filed herewith.

         (11)(b)  Consent of KPMG Peat Marwick LLP is filed herewith.

         (11)(c)  Consent of Price Waterhouse, LLP is filed herewith.

         (11)(d)  Consent of Ropes & Gray is filed herewith.

         (12)     None.

         (13) Purchase Agreement dated July 18, 1985, between Registrant and Physicians Insurance Company of Ohio is incorporated by reference to Exhibit (13) of the Registrant's Pre-Effective Amendment No. 2 (filed July 18, 1985) to Registrant's Registration Statement on Form N-1A.

         (14)     None.

         (15)(a) Re-Executed Distribution and Shareholder Services Plan - Class A and Service Class shares dated November 1, 1995, as amended February 29, 1996, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit
                  (15)(a) to Post-Effective Amendment No. 37 (filed June 13,
                  1996) to the Registrant's Registration Statement on Form N-1A.

         (15)(b) Revised Schedule A to the Re-Executed Distribution and Shareholder Services Plan Class A and Service Class shares between the Registrant and The One Group Services Company is incorporated by reference to Exhibit (15)(b) to Post-Effective Amendment No. 40 (filed August 29, 1996) to the Registrant's Registration Statement on Form N-1A.

         (15)(c) Distribution and Shareholder Services Plan - Class B and Class C Shares dated January 1, 1994, as amended February 20, 1997, between the Registrant and The One Group Services Company is incorporated by reference to Exhibit 15(c) to Post-Effective Amendment No. 41 (filed April 18, 1997) to the Registrant's Registration Statement on Form N-1A.


         (16) Schedules for computation of performance quotations for the Funds provided in the Registration Statement in response to
                  Item 22 of Form N-1A are incorporated herein by reference to
                  Exhibit 16 to Post-Effective Amendment No. 31 (filed April 29,
                  1994) to the Registrant's Registration Statement on Form N-1A.

         (17)     Financial data schedules for:


17.1    Prime Money Market                       Fiduciary          06/30/96
17.2    Prime Money Market                       Class A            06/30/96
17.3    U.S. Treasury Securities
          Money Market                           Fiduciary          06/30/96
17.4    U.S. Treasury Securities
          Money Market                           Class A            06/30/96
17.5    Municipal Money Market                   Fiduciary          06/30/96
17.6    Municipal Money Market                   Class A            06/30/96
17.7    Income Equity Fund                       Fiduciary          06/30/96
17.8    Income Equity Fund                       Class A            06/30/96
17.9    Income Equity Fund                       Class B            06/30/96
17.10   Income Bond                              Fiduciary          06/30/96
17.11   Income Bond                              Class A            06/30/96
17.12   Income Bond                              Class B            06/30/96
17.13   Intermediate Tax-Free Bond               Fiduciary          06/30/96
17.14   Intermediate Tax-Free Bond               Class A            06/30/96
17.15   Intermediate Tax-Free Bond               Class B            06/30/96
17.16   Disciplined Value Fund                   Fiduciary          06/30/96
17.17   Disciplined Value Fund                   Class A            06/30/96
17.18   Disciplined Value Fund                   Class B            06/30/96
17.19   Growth Opportunities Fund                Fiduciary          06/30/96
17.20   Growth Opportunities Fund                Class A            06/30/96
17.21   Growth Opportunities Fund                Class B            06/30/96
17.22   Limited Volatility Bond                  Fiduciary          06/30/96
17.23   Limited Volatility Bond                  Class A            06/30/96
17.24   Limited Volatility Bond                  Class B            06/30/96
17.25   Equity Index Fund                        Fiduciary          06/30/96
17.26   Equity Index Fund                        Class A            06/30/96
17.27   Equity Index Fund                        Class B            06/30/96
17.28   Large Company Value Fund                 Fiduciary          06/30/96
17.29   Large Company Value Fund                 Class A            06/30/96
17.30   Large Company Value Fund                 Class B            06/30/96
17.31   Ohio Municipal Bond                      Fiduciary          06/30/96
17.32   Ohio Municipal Bond                      Class A            06/30/96
17.33   Ohio Municipal Bond                      Class B            06/30/96
17.34   International Equity
          Index Fund                             Fiduciary          06/30/96
17.35   International Equity
          Index Fund                             Class A            06/30/96
17.36   International Equity
          Index Fund                             Class B            06/30/96
17.37   Treasury Only Money
          Market Fund                            --                 06/30/96
17.38   Government Money
          Market Fund                            --                 06/30/96
17.39   Asset Allocation Fund                    Fiduciary          06/30/96
17.40   Asset Allocation Fund                    Class A            06/30/96
17.41   Asset Allocation Fund                    Class B            06/30/96
17.42   Government Bond                          Fiduciary          06/30/96
17.43   Government Bond                          Class A            06/30/96
17.44   Government Bond                          Class B            06/30/96
17.45   Government ARM                           Fiduciary          06/30/96
17.46   Government ARM                           Class A            06/30/96
17.47   Government ARM                           Class B            06/30/96
17.48   Municipal Income Fund                    Fiduciary          06/30/96
17.49   Municipal Income Fund                    Class A            06/30/96
17.50   Municipal Income Fund                    Class B            06/30/96
17.51   Ohio Municipal Money Market              Fiduciary          06/30/96
17.52   Ohio Municipal Money Market              Class A            06/30/96
17.53   Intermediate Bond                        Fiduciary          06/30/96
17.54   Intermediate Bond                        Class A            06/30/96
17.55   Intermediate Bond                        Class B            06/30/96
17.56   Large Company Growth Fund                Fiduciary          06/30/96
17.57   Large Company Growth Fund                Class A            06/30/96
17.58   Large Company Growth Fund                Class B            06/30/96
17.59   Kentucky Municipal Bond                  Fiduciary          06/30/96
17.60   Kentucky Municipal Bond                  Class A            06/30/96
17.61   Kentucky Municipal Bond                  Class B            06/30/96
17.62   Louisiana Municipal Bond                 Fiduciary          06/30/96
17.63   Louisiana Municipal Bond                 Class A            06/30/96
17.64   Louisiana Municipal Bond                 Class B            06/30/96
17.65   Gulf South Growth                        Fiduciary          06/30/96
17.66   Gulf South Growth                        Class A            06/30/96
17.67   Gulf South Growth                        Class B            06/30/96
17.68   Value Growth                             Fiduciary          06/30/96
17.69   Value Growth                             Class A            06/30/96
17.70   Value Growth                             Class B            06/30/96
17.71   Prime Money Market                       Fiduciary          12/31/96
17.72   Prime Money Market                       Class A            12/31/96
17.73   Prime Money Market                       Class B            12/31/96
17.74   U.S. Treasury Securities
          Money Market                           Fiduciary          12/31/96
17.75   U.S. Treasury Securities
          Money Market                           Class A            12/31/96
17.76   U.S. Treasury Securities
          Money Market                           Class B            12/31/96
17.77   Municipal Money Market                   Fiduciary          12/31/96
17.78   Municipal Money Market                   Class A            12/31/96
17.79   Income Equity Fund                       Fiduciary          12/31/96
17.80   Income Equity Fund                       Class A            12/31/96
17.81   Income Equity Fund                       Class B            12/31/96
17.82   Income Bond                              Fiduciary          12/31/96
17.83   Income Bond                              Class A            12/31/96
17.84   Income Bond                              Class B            12/31/96
17.85   Intermediate Tax-Free Bond               Fiduciary          12/31/96
17.86   Intermediate Tax-Free Bond               Class A            12/31/96
17.87   Intermediate Tax-Free Bond               Class B            12/31/96
17.88   Disciplined Value Fund                   Fiduciary          12/31/96
17.89   Disciplined Value Fund                   Class A            12/31/96
17.90   Disciplined Value Fund                   Class B            12/31/96
17.91   Growth Opportunities Fund                Fiduciary          12/31/96
17.92   Growth Opportunities Fund                Class A            12/31/96
17.93   Growth Opportunities Fund                Class B            12/31/96
17.94   Limited Volatility Bond                  Fiduciary          12/31/96
17.95   Limited Volatility Bond                  Class A            12/31/96
17.96   Limited Volatility Bond                  Class B            12/31/96
17.97   Equity Index Fund                        Fiduciary          12/31/96
17.98   Equity Index Fund                        Class A            12/31/96
17.99   Equity Index Fund                        Class B            12/31/96
17.100  Large Company Value Fund                 Fiduciary          12/31/96
17.101  Large Company Value Fund                 Class A            12/31/96
17.102  Large Company Value Fund                 Class B            12/31/96
17.103  Ohio Municipal Bond                      Fiduciary          12/31/96
17.104  Ohio Municipal Bond                      Class A            12/31/96
17.105  Ohio Municipal Bond                      Class B            12/31/96
17.106  International Equity
          Index Fund                             Fiduciary          12/31/96

17.107  International Equity
          Index Fund                             Class A            12/31/96
17.108  International Equity
          Index Fund                             Class B            12/31/96
17.109  Treasury Only Money
          Market Fund                            --                 12/31/96
17.110  Government Money
          Market Fund                            --                 12/31/96
17.111  Asset Allocation Fund                    Fiduciary          12/31/96
17.112  Asset Allocation Fund                    Class A            12/31/96
17.113  Asset Allocation Fund                    Class B            12/31/96
17.114  Government Bond                          Fiduciary          12/31/96
17.115  Government Bond                          Class A            12/31/96
17.116  Government Bond                          Class B            12/31/96
17.117  Ultra Short-Term Income                  Fiduciary          12/31/96
17.118  Ultra Short-Term Income                  Class A            12/31/96
17.119  Ultra Short-Term Income                  Class B            12/31/96
17.120  Municipal Income Fund                    Fiduciary          12/31/96
17.121  Municipal Income Fund                    Class A            12/31/96
17.122  Municipal Income Fund                    Class B            12/31/96
17.123  Ohio Municipal
          Money Market                           Fiduciary          12/31/96
17.124  Ohio Municipal
          Money Market                           Class A            12/31/96
17.125  Intermediate Bond                        Fiduciary          12/31/96
17.126  Intermediate Bond                        Class A            12/31/96
17.127  Intermediate Bond                        Class B            12/31/96
17.128  Large Company Growth
          Fund                                   Fiduciary          12/31/96
17.129  Large Company Growth
          Fund                                   Class A            12/31/96
17.130  Large Company Growth
          Fund                                   Class B            12/31/96
17.131  Kentucky Municipal Bond                  Fiduciary          12/31/96
17.132  Kentucky Municipal Bond                  Class A            12/31/96
17.133  Kentucky Municipal Bond                  Class B            12/31/96
17.134  Louisiana Municipal Bond                 Fiduciary          12/31/96
17.135  Louisiana Municipal Bond                 Class A            12/31/96
17.136  Louisiana Municipal Bond                 Class B            12/31/96
17.137  Gulf South Growth                        Fiduciary          12/31/96
17.138  Gulf South Growth                        Class A            12/31/96
17.139  Gulf South Growth                        Class B            12/31/96
17.140  Value Growth                             Fiduciary          12/31/96
17.141  Value Growth                             Class A            12/31/96
17.142  Value Growth                             Class B            12/31/96
17.143  Investor Growth                          Fiduciary          12/31/96
17.144  Investor Growth                          Class A            12/31/96
17.145  Investor Growth                          Class B            12/31/96
17.146  Investor Growth & Income                 Fiduciary          12/31/96
17.147  Investor Growth & Income                 Class A            12/31/96
17.148  Investor Growth & Income                 Class B            12/31/96
17.149  Investor Conservative Growth             Fiduciary          12/31/96
17.150  Investor Conservative Growth             Class A            12/31/96
17.151  Investor Conservative Growth             Class B            12/31/96
17.152  Investor Balanced                        Fiduciary          12/31/96
17.153  Investor Balanced                        Class A            12/31/96
17.154  Investor Balanced                        Class B            12/31/96
17.155  West Virginia Municipal Bond Fund        Fiduciary          03/31/97
17.156  West Virginia Municipal Bond Fund        Class A            03/31/97
17.157  West Virginia Municipal Bond Fund        Class B            03/31/97
17.158  Arizona Municipal Bond Fund              Fiduciary          03/31/97
17.159  Arizona Municipal Bond Fund              Class A            03/31/97
17.160  Arizona Municipal Bond Fund              Class B            03/31/97
17.161  Treasury & Agency Fund                   Fiduciary          03/31/97
17.162  Treasury & Agency Fund                   Class A            03/31/97
17.163  Treasury & Agency Fund                   Class B            03/31/97

         (18)(a) Multiple Class Plan for The One Group(R)adopted by the Board of Trustees on May 22, 1995 as amended February 20, 1997 is incorporated by reference to Exhibit (18)(a) to Post-Effective No. 41 (filed April 18, 1997) to the Registrant's Registration Statement on Form N-1A.

Item 25.          Persons Controlled by or under Common Control with Registrant

                  As of the effective date of this Registration Statement there are no persons controlled or under common control with the Registrant.

Item 26.          Number of Holders of Securities


                  As of May 19, 1997 the number of record holders of each series of Fiduciary Class shares of the Registrant were as follows:

                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Prime Money Market Fund                                        427

U.S. Treasury Securities                                        75
  Money Market Fund

Municipal Money Market Fund                                     27

Income Equity Fund                                             206

Income Bond Fund                                               152

Growth Opportunities Fund                                      234

Disciplined Value Fund                                         144

Limited Volatility Bond Fund                                   138

International Equity Index Fund                                103

Intermediate Tax-Free Bond Fund                                 24

Equity Index Fund                                              152

Large Company Value Fund                                        87

Ohio Municipal Bond Fund                                        21

Ohio Municipal                                                   7
  Money Market Fund

Kentucky Municipal Bond Fund                                     8

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                                7

Asset Allocation Fund                                           68

Ultra Short-Term Income Fund                                    40

Government Bond Fund                                           112

Municipal Income Fund                                           34

Intermediate Bond Fund                                          80

Arizona Municipal Bond Fund                                      5

Large Company Growth Fund                                      202

Louisiana Municipal Bond Fund                                    7

Value Growth Fund                                               35

Gulf South Growth Fund                                          31

Income Fund                                                      0

Investor Conservative Growth Fund                               12

Investor Growth Fund                                            14

Investor Balanced Fund                                          12

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                   10

Treasury & Agency Fund                                           8

As of May 19, 1997 the number of record holders of each series of Class A Shares of the Registrant were as follows:


                                                       Number of Record
Title of Series                                             Holders
---------------                                        ----------------
Prime Money Market Fund                                     19,386

U.S. Treasury Securities                                    69,235
  Money Market Fund

Municipal Money Market Fund                                  1,265

Income Equity Fund                                           6,334

Income Bond Fund                                               687


Growth Opportunities Fund                                    5,911

Disciplined Value Fund                                       3,232

Limited Volatility Bond Fund                                 1,188

International Equity Index Fund                              1,741

Intermediate Tax-Free Bond Fund                                146

Equity Index Fund                                            9,835

Large Company Value Fund                                       981

Ohio Municipal Bond Fund                                       403

Ohio Municipal                                                 931
   Money Market Fund

Kentucky Municipal Bond Fund                                   222

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                                8

Asset Allocation Fund                                        2,716

Ultra Short-Term Income Fund                                   138

Government Bond Fund                                         2,048

Municipal Income Fund                                          711

Intermediate Bond Fund                                       1,009

Arizona Municipal Bond Fund                                     15

Large Company Growth Fund                                   12,936

Louisiana Municipal Bond Fund                                1,273

Value Growth Fund                                            4,280

Gulf South Growth Fund                                       2,579

Income Fund                                                      0

Investor Conservative Growth Fund                               46

Investor Growth Fund                                           284


Investor Balanced Fund                                          78

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                  149

Treasury & Agency Fund                                           4

As of May 19, 1997 the number of record holders of each series of Service Class Shares of the Registrant were as follows:

                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Prime Money Market Fund                                          0

U.S. Treasury Securities                                         0
  Money Market Fund

As of May 19, 1997 the number of record holders of each series of Class B Shares (CDSC) of the Registrant were as follows:

                                                         Number of Record
Title of Series                                               Holders
---------------                                          ----------------
Prime Money Market Fund                                         53

U.S. Treasury Securities Money                                  10
  Market Fund

Income Equity Fund                                           7,709

Income Bond Fund                                               894

Growth Opportunities Fund                                    7,656

Disciplined Value Fund                                       3,076

Limited Volatility Bond Fund                                   515

International Equity Index Fund                              2,371

Intermediate Tax-Free Bond Fund                                 95

Equity Index Fund                                           19,092


Large Company Value Fund                                     1,538
Ohio Municipal Bond Fund                                       478

Kentucky Municipal Bond Fund                                    90

Texas Tax-Free Bond Fund                                         0

West Virginia Municipal Bond Fund                               26

Asset Allocation Fund                                        4,313

Ultra Short-Term Income Fund                                   242

Government Bond Fund                                         1,044

Municipal Income Bond Fund                                   1,064

Intermediate Bond Fund                                         935

Arizona Municipal Bond Fund                                      3

Large Company Growth Fund                                   16,233

Louisiana Municipal Bond Fund                                  178

Value Growth Fund                                            1,587

Gulf South Growth Fund                                         931

Income Fund                                                      0

Investor Conservative Growth Fund                               90

Investor Growth Fund                                           530

Investor Balanced Fund                                         225

Investor Fixed Income Fund                                       0

Investor Aggressive Growth Fund                                  0

Investor Growth & Income Fund                                  353

Treasury & Agency Fund                                           6

As of May 19, 1997 the number of record holders of each of the Institutional Money Market Funds of the Registrant were as follows:


                                                        Number of Record
Title of Series                                              Holders
---------------                                         ----------------
Treasury Only Money Market Fund                                 12

Government Money Market Fund                                    11

Institutional Prime Money Market Fund                            1

Treasury Money Market                                            0

Tax-Exempt Money Market                                          0


As of May 19, 1997 the number of record holders of each series of Class C Shares of the Registrant were as follows:


                                                         Number of Record
Title of Series                                              Holders
---------------                                          ----------------
Investor Conservative Growth Fund                               0

Investor Growth Fund                                            0

Investor Balanced Fund                                          0

Investor Fixed Income Fund                                      0

Investor Aggressive Growth Fund                                 0

Investor Growth & Income Fund                                   0

Item 27.                   Indemnification

                           Article IX, Section 9.2 of the Registrant's
                           Declaration of Trust, incorporated as Exhibit (1) hereto, provides for the indemnification of Registrant's trustees and officers. Indemnification of the Group's principal underwriter, custodians, investment advisers, administrator, and transfer agents is provided for in the Group's respective Agreements with those service providers as filed or incorporated by reference as Exhibits hereto. As of the effective date of this Registration Statement, the Group has obtained from a major insurance carrier a trustees and officers' liability policy covering certain types of errors and omissions. In no event will Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.

                           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28.                   Business and Other Connections of Investment Advisers

                           Banc One Investment Advisors Corporation ("Banc One Advisors") performs investment advisory services for all of the Funds of the Group. Boston International Advisors, Inc. performs investment sub-advisory services for the International Equity Index Fund.

                           Banc One Advisors is an indirect wholly-owned subsidiary of BANC ONE CORPORATION, a bank holding company incorporated in the state of Ohio. BANC ONE CORPORATION now operates affiliate banking organizations in Arizona, Colorado, Illinois, Indiana, Kentucky, Louisiana, Ohio, Oklahoma, Texas, Utah, West Virginia and Wisconsin. In addition, BANC ONE CORPORATION has several affiliates that engage in data processing, venture capital, investment and merchant banking, and other diversified services including trust management, investment management, brokerage, equipment leasing, mortgage banking, consumer finance, and insurance.

                           To the knowledge of Registrant, none of the directors or officers of Banc One Advisors or Boston International Advisors, Inc., except as set forth or incorporated herein, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature. Set forth below are the names and principal businesses of the directors of Banc One Advisors and Boston International Advisors, Inc. who are engaged in any other business, profession, vocation or employment of a substantial nature.

                                Banc One Advisors


                             Position(s)
                             Held with Banc               Principal
Name and Address             One Advisors                 Occupation
----------------             --------------               ----------
Michael J. McMennamin        Director                     Executive Vice President and Chief
                                                          Financial Officer BANC ONE
                                                          CORPORATION

Frederick L. Cullen          Director                     Chairman and Chief Executive Officer, Bank
                                                          One, Columbus, NA and President and
                                                          Chief Operating Officer, Banc One Ohio
                                                          Corporation

David R. Meuse               Director                     Chairman and Chief Executive Officer, Banc
                                                          One Capital Holdings Corporation

Garrett Jamison              Director                     Senior Managing Director, Banc One
                                                          Investment Management and Trust Group

Geoff Von Kuhn               Director                     Senior Managing Director, Banc One
                                                          Investment Management and Trust Group

Michael V. Wible             Secretary                    Senior Attorney, BANC ONE CORPORATION

David J. Kundert             Chairman and Chief           Chairman and Chief Executive Officer, Banc
                             Executive Officer            One Investment Management and Trust
                                                          Group

The principal business address of the principal executive officer and directors of Banc One Advisors is 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211.


                   Independence International Associates, Inc.

         Independence International Advisors, Inc. ("IIA") is the Sub-Investment Advisor to the International Equity Index Fund. IIA, a corporation organized under the laws of Massachusetts, provides investment advice to institutional and investment company clients. Information regarding the firm's ownership and other business connections of the officers and directors is listed on the Form ADV filed by IIA with the SEC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-28785), the text of which is hereby incorporated by reference.


Item 29. Principal Underwriters

         (a) The One Group Services Company acts as administrator and distributor for each of the Fund's Portfolios.

         (b) The directors and officers of The One Group Services Company are set forth below. The business address of each director or officer is 3435 Stelzer Road, Columbus, Ohio 43219.

Name and Principal         Positions and Offices              Positions and Offices
Business Address           with The One Group                    with Registrant
------------------         Services Company                      ---------------
                           ---------------------
Lynn J. Mangum             Chairman and Chief                         None
                           Executive Officer

Robert J. McMullen         Executive Vice President                   None
                           and Director

Dennis Sheehan             Senior Vice President                      None

Kevin J. Dell              Vice President/Secretary/                  None
                           General Counsel

Michael D. Burns           Vice President/Compliance Officer          None

Annamaria Porcaro          Assistant Secretary                        None

Robert Tuch                Assistant Secretary                        None

Stephen G. Mintos          Executive Vice President/                  None
                           Chief Operating Officer

George Martinez            Senior Vice President                      Secretary

Dale Smith                 Vice President/                            None
                           Chief Financial Officer

John Gilliam               Vice President                             None

Mark Dillon                President                                  President

Mark J. Ryberczyk          Senior Vice President                      None

Mark S.  Redman            Vice President                             Vice President and
                                                                      Treasurer

         (c)   Not applicable.

Item 30.          Location of Accounts and Records

                  (1) Banc One Investment Advisors Corporation, 1111 Polaris Parkway, P.O. Box 710211, Columbus, Ohio 43271-0211 (records relating to its functions as Investment Adviser and Sub-Administrator).

                  (2) Independence International Advisors, Inc., 75 State Street, Boston, MA 02109 (records relating to its functions as Sub-Investment Adviser to the International Equity Index Fund).

                  (3) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Distributor for all funds).

                  (4) The One Group Services Company, 3435 Stelzer Road, Columbus, OH 43219 (records relating to its functions as Administrator for all funds).

                  (5) State Street Bank and Trust Company, 470 Atlantic Avenue, Fifth Floor, Boston, MA 02205-9087 (records relating to its functions as custodian and transfer agent to all funds).

                  (6) Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005 (Declaration of Trust, Code of Regulations, and Minute Books).

Item 31.              Management Services

                      N/A.

Item 32.              Undertakings

                      The Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of the Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                      The Registrant undertakes to furnish to each person to whom a prospectus for a particular fund is delivered a copy of the Registrant's latest annual report to shareholders relating to that fund upon request and without charge.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, D.C. on the 18th day of June, 1997.


                                                The One Group(R)
                                                (Registrant)


                                                By: /s/ Mark Dillon
                                                   -----------------------------
                                                     *Mark Dillon

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                               Title               Date
---------                               -----               ----


/s/ Mark Dillon                         President           June 18, 1997
-----------------------------
* Mark Dillon

/s/ Peter C. Marshall                   Trustee             June 18, 1997
-----------------------------
*Peter C. Marshall

/s/  Charles I. Post                    Trustee             June 18, 1997
-----------------------------
*Charles I. Post

/s/  John S. Randall                    Trustee             June 18, 1997
-----------------------------
*John S. Randall

/s/  Frederick W. Ruebeck               Trustee             June 18, 1997
-----------------------------
*Frederick W. Ruebeck



*By:  /s/ Alan G. Priest
     -----------------------------
        Alan G. Priest
       Attorney-in-Fact

                                  EXHIBIT INDEX

      Exhibit No.                Description
      -----------                -----------


         (6)(d) Schedule E to the Distribution Agreement between Registrant and The One Group Services Company.

         (6)(e) Amendment to Distribution Agreement between the Registrant and The One Group Services Company.


         (10)     Opinion and Consent of Counsel.

         (11)(a)  Consent of Coopers & Lybrand, L.L.P.

         (11)(b)  Consent of KPMG Peat Marwick, LLP.

         (11)(c)  Consent of Price Waterhouse, LLP.

         (11)(d)  Consent of Ropes & Gray.



         (17)     Financial data schedules for:



27.1    Prime Money Market                       Fiduciary          06/30/96
27.2    Prime Money Market                       Class A            06/30/96
27.3    U.S. Treasury Securities
          Money Market                           Fiduciary          06/30/96
27.4    U.S. Treasury Securities
          Money Market                           Class A            06/30/96
27.5    Municipal Money Market                   Fiduciary          06/30/96
27.6    Municipal Money Market                   Class A            06/30/96
27.7    Income Equity Fund                       Fiduciary          06/30/96
27.8    Income Equity Fund                       Class A            06/30/96
27.9    Income Equity Fund                       Class B            06/30/96
27.10   Income Bond                              Fiduciary          06/30/96
27.11   Income Bond                              Class A            06/30/96
27.12   Income Bond                              Class B            06/30/96
27.13   Intermediate Tax-Free Bond               Fiduciary          06/30/96
27.14   Intermediate Tax-Free Bond               Class A            06/30/96
27.15   Intermediate Tax-Free Bond               Class B            06/30/96
27.16   Disciplined Value Fund                   Fiduciary          06/30/96
27.17   Disciplined Value Fund                   Class A            06/30/96
27.18   Disciplined Value Fund                   Class B            06/30/96
27.19   Growth Opportunities Fund                Fiduciary          06/30/96
27.20   Growth Opportunities Fund                Class A            06/30/96
27.21   Growth Opportunities Fund                Class B            06/30/96
27.22   Limited Volatility Bond                  Fiduciary          06/30/96
27.23   Limited Volatility Bond                  Class A            06/30/96
27.24   Limited Volatility Bond                  Class B            06/30/96
27.25   Equity Index Fund                        Fiduciary          06/30/96
27.26   Equity Index Fund                        Class A            06/30/96
27.27   Equity Index Fund                        Class B            06/30/96
27.28   Large Company Value Fund                 Fiduciary          06/30/96
27.29   Large Company Value Fund                 Class A            06/30/96
27.30   Large Company Value Fund                 Class B            06/30/96
27.31   Ohio Municipal Bond                      Fiduciary          06/30/96
27.32   Ohio Municipal Bond                      Class A            06/30/96
27.33   Ohio Municipal Bond                      Class B            06/30/96
27.34   International Equity
          Index Fund                             Fiduciary          06/30/96
27.35   International Equity
          Index Fund                             Class A            06/30/96
27.36   International Equity
          Index Fund                             Class B            06/30/96
27.37   Treasury Only Money
          Market Fund                            --                 06/30/96
27.38   Government Money
          Market Fund                            --                 06/30/96
27.39   Asset Allocation Fund                    Fiduciary          06/30/96
27.40   Asset Allocation Fund                    Class A            06/30/96
27.41   Asset Allocation Fund                    Class B            06/30/96
27.42   Government Bond                          Fiduciary          06/30/96
27.43   Government Bond                          Class A            06/30/96
27.44   Government Bond                          Class B            06/30/96
27.45   Government ARM                           Fiduciary          06/30/96
27.46   Government ARM                           Class A            06/30/96
27.47   Government ARM                           Class B            06/30/96
27.48   Municipal Income Fund                    Fiduciary          06/30/96
27.49   Municipal Income Fund                    Class A            06/30/96
27.50   Municipal Income Fund                    Class B            06/30/96
27.51   Ohio Municipal Money Market              Fiduciary          06/30/96
27.52   Ohio Municipal Money Market              Class A            06/30/96
27.53   Intermediate Bond                        Fiduciary          06/30/96
27.54   Intermediate Bond                        Class A            06/30/96
27.55   Intermediate Bond                        Class B            06/30/96
27.56   Large Company Growth Fund                Fiduciary          06/30/96
27.57   Large Company Growth Fund                Class A            06/30/96
27.58   Large Company Growth Fund                Class B            06/30/96
27.59   Kentucky Municipal Bond                  Fiduciary          06/30/96
27.60   Kentucky Municipal Bond                  Class A            06/30/96
27.61   Kentucky Municipal Bond                  Class B            06/30/96
27.62   Louisiana Municipal Bond                 Fiduciary          06/30/96
27.63   Louisiana Municipal Bond                 Class A            06/30/96
27.64   Louisiana Municipal Bond                 Class B            06/30/96
27.65   Gulf South Growth                        Fiduciary          06/30/96
27.66   Gulf South Growth                        Class A            06/30/96
27.67   Gulf South Growth                        Class B            06/30/96
27.68   Value Growth                             Fiduciary          06/30/96
27.69   Value Growth                             Class A            06/30/96
27.70   Value Growth                             Class B            06/30/96
27.71   Prime Money Market                       Fiduciary          12/31/96
27.72   Prime Money Market                       Class A            12/31/96
27.73   Prime Money Market                       Class B            12/31/96
27.74   U.S. Treasury Securities
          Money Market                           Fiduciary          12/31/96
27.75   U.S. Treasury Securities
          Money Market                           Class A            12/31/96
27.76   U.S. Treasury Securities
          Money Market                           Class B            12/31/96
27.77   Municipal Money Market                   Fiduciary          12/31/96
27.78   Municipal Money Market                   Class A            12/31/96
27.79   Income Equity Fund                       Fiduciary          12/31/96
27.80   Income Equity Fund                       Class A            12/31/96
27.81   Income Equity Fund                       Class B            12/31/96
27.82   Income Bond                              Fiduciary          12/31/96
27.83   Income Bond                              Class A            12/31/96
27.84   Income Bond                              Class B            12/31/96
27.85   Intermediate Tax-Free Bond               Fiduciary          12/31/96
27.86   Intermediate Tax-Free Bond               Class A            12/31/96
27.87   Intermediate Tax-Free Bond               Class B            12/31/96
27.88   Disciplined Value Fund                   Fiduciary          12/31/96
27.89   Disciplined Value Fund                   Class A            12/31/96
27.90   Disciplined Value Fund                   Class B            12/31/96
27.91   Growth Opportunities Fund                Fiduciary          12/31/96
27.92   Growth Opportunities Fund                Class A            12/31/96
27.93   Growth Opportunities Fund                Class B            12/31/96
27.94   Limited Volatility Bond                  Fiduciary          12/31/96
27.95   Limited Volatility Bond                  Class A            12/31/96
27.96   Limited Volatility Bond                  Class B            12/31/96
27.97   Equity Index Fund                        Fiduciary          12/31/96
27.98   Equity Index Fund                        Class A            12/31/96
27.99   Equity Index Fund                        Class B            12/31/96
27.100  Large Company Value Fund                 Fiduciary          12/31/96
27.101  Large Company Value Fund                 Class A            12/31/96
27.102  Large Company Value Fund                 Class B            12/31/96
27.103  Ohio Municipal Bond                      Fiduciary          12/31/96
27.104  Ohio Municipal Bond                      Class A            12/31/96
27.105  Ohio Municipal Bond                      Class B            12/31/96
27.106  International Equity
          Index Fund                             Fiduciary          12/31/96

27.107  International Equity
          Index Fund                             Class A            12/31/96
27.108  International Equity
          Index Fund                             Class B            12/31/96
27.109  Treasury Only Money
          Market Fund                            --                 12/31/96
27.110  Government Money
          Market Fund                            --                 12/31/96
27.111  Asset Allocation Fund                    Fiduciary          12/31/96
27.112  Asset Allocation Fund                    Class A            12/31/96
27.113  Asset Allocation Fund                    Class B            12/31/96
27.114  Government Bond                          Fiduciary          12/31/96
27.115  Government Bond                          Class A            12/31/96
27.116  Government Bond                          Class B            12/31/96
27.117  Ultra Short-Term Income                  Fiduciary          12/31/96
27.118  Ultra Short-Term Income                  Class A            12/31/96
27.119  Ultra Short-Term Income                  Class B            12/31/96
27.120  Municipal Income Fund                    Fiduciary          12/31/96
27.121  Municipal Income Fund                    Class A            12/31/96
27.122  Municipal Income Fund                    Class B            12/31/96
27.123  Ohio Municipal
          Money Market                           Fiduciary          12/31/96
27.124  Ohio Municipal
          Money Market                           Class A            12/31/96
27.125  Intermediate Bond                        Fiduciary          12/31/96
27.126  Intermediate Bond                        Class A            12/31/96
27.127  Intermediate Bond                        Class B            12/31/96
27.128  Large Company Growth
          Fund                                   Fiduciary          12/31/96
27.129  Large Company Growth
          Fund                                   Class A            12/31/96
27.130  Large Company Growth
          Fund                                   Class B            12/31/96
27.131  Kentucky Municipal Bond                  Fiduciary          12/31/96
27.132  Kentucky Municipal Bond                  Class A            12/31/96
27.133  Kentucky Municipal Bond                  Class B            12/31/96
27.134  Louisiana Municipal Bond                 Fiduciary          12/31/96
27.135  Louisiana Municipal Bond                 Class A            12/31/96
27.136  Louisiana Municipal Bond                 Class B            12/31/96
27.137  Gulf South Growth                        Fiduciary          12/31/96
27.138  Gulf South Growth                        Class A            12/31/96
27.139  Gulf South Growth                        Class B            12/31/96
27.140  Value Growth                             Fiduciary          12/31/96
27.141  Value Growth                             Class A            12/31/96
27.142  Value Growth                             Class B            12/31/96
27.143  Investor Growth                          Fiduciary          12/31/96
27.144  Investor Growth                          Class A            12/31/96
27.145  Investor Growth                          Class B            12/31/96
27.146  Investor Growth & Income                 Fiduciary          12/31/96
27.147  Investor Growth & Income                 Class A            12/31/96
27.148  Investor Growth & Income                 Class B            12/31/96
27.149  Investor Conservative Growth             Fiduciary          12/31/96
27.150  Investor Conservative Growth             Class A            12/31/96
27.151  Investor Conservative Growth             Class B            12/31/96
27.152  Investor Balanced                        Fiduciary          12/31/96
27.153  Investor Balanced                        Class A            12/31/96
27.154  Investor Balanced                        Class B            12/31/96
27.155  West Virginia Municipal Bond Fund        Fiduciary          03/31/97
27.156  West Virginia Municipal Bond Fund        Class A            03/31/97
27.157  West Virginia Municipal Bond Fund        Class B            03/31/97
27.158  Arizona Municipal Bond Fund              Fiduciary          03/31/97
27.159  Arizona Municipal Bond Fund              Class A            03/31/97
27.160  Arizona Municipal Bond Fund              Class B            03/31/97
27.161  Treasury & Agency Fund                   Fiduciary          03/31/97
27.162  Treasury & Agency Fund                   Class A            03/31/97
27.163  Treasury & Agency Fund                   Class B            03/31/97